UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

May 31, 2014

1.816023.109

UEI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
BorgWarner, Inc.	972,978	$ 61,191
Delphi Automotive PLC	1,190,158	82,192
Johnson Controls, Inc.	2,834,388	137,071
The Goodyear Tire & Rubber Co.	1,176,551	31,026
		311,480
Automobiles - 0.7%
Ford Motor Co.	16,834,108	276,753
General Motors Co.	5,564,496	192,420
Harley-Davidson, Inc.	939,287	66,915
		536,088
Distributors - 0.1%
Genuine Parts Co.	656,180	56,648
Diversified Consumer Services - 0.1%
Graham Holdings Co.	18,603	12,593
H&R Block, Inc.	1,170,489	34,857
		47,450
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit (d)	1,870,692	74,884
Chipotle Mexican Grill, Inc. (a)	132,426	72,449
Darden Restaurants, Inc. (d)	560,298	28,082
International Game Technology	1,053,033	13,216
Marriott International, Inc. Class A	943,834	58,159
McDonald's Corp.	4,225,284	428,571
Starbucks Corp.	3,226,541	236,312
Starwood Hotels & Resorts Worldwide, Inc.	819,223	65,415
Wyndham Worldwide Corp.	546,971	40,438
Wynn Resorts Ltd.	345,616	74,297
Yum! Brands, Inc.	1,890,640	146,165
		1,237,988
Household Durables - 0.4%
D.R. Horton, Inc. (d)	1,215,405	28,781
Garmin Ltd. (d)	524,786	30,915
Harman International Industries, Inc.	289,326	30,388
Leggett & Platt, Inc.	592,869	20,110
Lennar Corp. Class A (d)	750,393	30,691
Mohawk Industries, Inc. (a)	260,686	35,365
Newell Rubbermaid, Inc.	1,190,478	34,857
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
PulteGroup, Inc.	1,464,813	$ 28,652
Whirlpool Corp.	330,641	47,464
		287,223
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,587,894	496,296
Expedia, Inc.	436,545	31,999
Netflix, Inc. (a)(d)	255,284	106,665
priceline.com, Inc. (a)	222,567	284,581
TripAdvisor, Inc. (a)(d)	473,553	46,015
		965,556
Leisure Products - 0.1%
Hasbro, Inc. (d)	497,449	26,713
Mattel, Inc.	1,452,823	56,413
		83,126
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (d)	913,928	16,113
CBS Corp. Class B	2,355,522	140,413
Comcast Corp. Class A	11,125,995	580,777
DIRECTV (a)	2,022,446	166,730
Discovery Communications, Inc. Class A (a)(d)	949,340	73,061
Gannett Co., Inc.	970,503	26,970
Interpublic Group of Companies, Inc.	1,810,009	34,607
News Corp. Class A (a)(d)	2,125,507	36,261
Omnicom Group, Inc.	1,102,142	78,417
Scripps Networks Interactive, Inc. Class A	468,330	35,809
The Walt Disney Co. (d)	6,955,118	584,299
Time Warner Cable, Inc.	1,184,293	167,175
Time Warner, Inc.	3,810,302	266,073
Twenty-First Century Fox, Inc. Class A	8,284,304	293,347
Viacom, Inc. Class B (non-vtg.)	1,700,987	145,145
		2,645,197
Multiline Retail - 0.6%
Dollar General Corp. (a)	1,257,641	67,636
Dollar Tree, Inc. (a)	888,244	47,104
Family Dollar Stores, Inc.	407,899	23,903
Kohl's Corp.	859,208	46,775
Macy's, Inc.	1,572,857	94,198
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	610,751	$ 41,568
Target Corp.	2,698,053	153,141
		474,325
Specialty Retail - 2.0%
AutoNation, Inc. (a)	269,366	15,400
AutoZone, Inc. (a)(d)	143,886	76,619
Bed Bath & Beyond, Inc. (a)(d)	908,874	55,305
Best Buy Co., Inc.	1,166,772	32,273
CarMax, Inc. (a)(d)	952,827	42,220
GameStop Corp. Class A (d)	494,336	18,711
Gap, Inc.	1,130,699	46,619
Home Depot, Inc.	6,010,983	482,261
L Brands, Inc.	1,040,812	59,732
Lowe's Companies, Inc. (d)	4,464,095	210,170
O'Reilly Automotive, Inc. (a)(d)	454,016	67,172
PetSmart, Inc. (d)	442,769	25,446
Ross Stores, Inc.	917,359	62,793
Staples, Inc. (d)	2,777,583	31,248
Tiffany & Co., Inc.	470,050	46,728
TJX Companies, Inc.	3,035,735	165,296
Tractor Supply Co.	595,704	38,733
Urban Outfitters, Inc. (a)	434,796	14,574
		1,491,300
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,184,848	48,235
Fossil Group, Inc. (a)	205,189	21,496
Michael Kors Holdings Ltd. (a)	765,837	72,280
NIKE, Inc. Class B	3,174,919	244,183
PVH Corp.	348,401	45,860
Ralph Lauren Corp.	252,381	38,735
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	687,045	34,895
VF Corp.	1,503,842	94,772
		600,456
TOTAL CONSUMER DISCRETIONARY		8,736,837
CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	691,909	64,119
Coca-Cola Enterprises, Inc.	1,014,436	46,299
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	713,922	$ 60,062
Dr. Pepper Snapple Group, Inc.	842,058	48,587
Molson Coors Brewing Co. Class B	675,909	44,427
Monster Beverage Corp. (a)	576,971	40,030
PepsiCo, Inc.	6,498,609	574,022
The Coca-Cola Co.	16,173,545	661,660
		1,539,206
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,876,943	217,763
CVS Caremark Corp.	5,047,161	395,294
Kroger Co.	2,204,779	105,256
Safeway, Inc.	983,030	33,757
Sysco Corp. (d)	2,496,922	93,709
Wal-Mart Stores, Inc.	6,905,907	530,166
Walgreen Co.	3,731,319	268,319
Whole Foods Market, Inc. (d)	1,587,745	60,715
		1,704,979
Food Products - 1.7%
Archer Daniels Midland Co.	2,810,240	126,292
Campbell Soup Co. (d)	763,356	35,038
ConAgra Foods, Inc.	1,794,497	57,962
General Mills, Inc.	2,665,817	146,433
Hormel Foods Corp.	574,686	28,280
Kellogg Co.	1,096,132	75,611
Keurig Green Mountain, Inc. (d)	551,267	62,172
Kraft Foods Group, Inc.	2,545,343	151,346
McCormick & Co., Inc. (non-vtg.) (d)	559,871	40,484
Mead Johnson Nutrition Co. Class A	860,785	77,014
Mondelez International, Inc.	7,260,575	273,143
The Hershey Co.	640,055	62,303
The J.M. Smucker Co.	442,594	45,410
Tyson Foods, Inc. Class A	1,147,477	48,722
		1,230,210
Household Products - 1.9%
Clorox Co. (d)	554,535	49,697
Colgate-Palmolive Co.	3,726,366	254,883
Kimberly-Clark Corp.	1,619,472	181,948
Procter & Gamble Co.	11,573,579	935,029
		1,421,557
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	1,852,327	$ 26,470
Estee Lauder Companies, Inc. Class A	1,090,962	83,590
		110,060
Tobacco - 1.5%
Altria Group, Inc.	8,506,448	353,528
Lorillard, Inc.	1,546,062	96,119
Philip Morris International, Inc.	6,766,366	599,094
Reynolds American, Inc.	1,329,329	79,268
		1,128,009
TOTAL CONSUMER STAPLES		7,134,021
ENERGY - 10.4%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,866,139	131,600
Cameron International Corp. (a)	871,572	55,737
Diamond Offshore Drilling, Inc. (d)	296,733	15,151
Ensco PLC Class A	996,903	52,497
FMC Technologies, Inc. (a)(d)	1,007,411	58,490
Halliburton Co.	3,631,906	234,766
Helmerich & Payne, Inc. (d)	459,010	50,468
Nabors Industries Ltd.	1,113,761	29,214
National Oilwell Varco, Inc.	1,829,153	149,753
Noble Corp. (d)	1,084,786	34,127
Rowan Companies PLC	530,328	16,419
Schlumberger Ltd.	5,580,306	580,575
Transocean Ltd. (United States) (d)	1,448,561	61,549
		1,470,346
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	2,150,317	221,182
Apache Corp. (d)	1,684,874	157,064
Cabot Oil & Gas Corp.	1,802,317	65,316
Chesapeake Energy Corp. (d)	2,161,223	62,070
Chevron Corp.	8,149,074	1,000,625
ConocoPhillips Co.	5,233,600	418,374
CONSOL Energy, Inc.	978,177	43,206
Denbury Resources, Inc.	1,519,504	25,664
Devon Energy Corp.	1,634,639	120,800
EOG Resources, Inc.	2,331,612	246,685
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	644,083	$ 68,840
Exxon Mobil Corp.	18,445,103	1,854,286
Hess Corp.	1,166,420	106,494
Kinder Morgan Holding Co. LLC	2,859,622	95,483
Marathon Oil Corp.	2,974,893	109,060
Marathon Petroleum Corp.	1,257,340	112,394
Murphy Oil Corp.	734,994	45,327
Newfield Exploration Co. (a)	581,865	21,226
Noble Energy, Inc.	1,536,250	110,718
Occidental Petroleum Corp.	3,392,362	338,185
ONEOK, Inc.	887,049	57,206
Peabody Energy Corp. (d)	1,158,034	18,714
Phillips 66 Co.	2,508,259	212,675
Pioneer Natural Resources Co. (d)	610,037	128,205
QEP Resources, Inc.	765,475	24,449
Range Resources Corp. (d)	698,694	64,944
Southwestern Energy Co. (a)	1,506,469	68,499
Spectra Energy Corp. (d)	2,860,609	116,084
Tesoro Corp.	562,584	31,617
The Williams Companies, Inc.	2,921,417	137,190
Valero Energy Corp.	2,273,007	127,402
		6,209,984
TOTAL ENERGY		7,680,330
FINANCIALS - 15.8%
Banks - 5.8%
Bank of America Corp.	45,109,828	682,963
BB&T Corp. (d)	3,034,421	115,065
Citigroup, Inc.	12,961,051	616,557
Comerica, Inc.	777,170	37,281
Fifth Third Bancorp	3,634,415	75,196
Huntington Bancshares, Inc.	3,548,021	32,890
JPMorgan Chase & Co.	16,163,971	898,232
KeyCorp	3,796,374	51,972
M&T Bank Corp. (d)	559,307	67,883
PNC Financial Services Group, Inc.	2,279,643	194,385
Regions Financial Corp.	6,059,289	61,744
SunTrust Banks, Inc.	2,282,234	87,455
U.S. Bancorp	7,779,506	328,217
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.	20,438,645	$ 1,037,874
Zions Bancorporation	789,114	22,561
		4,310,275
Capital Markets - 2.0%
Ameriprise Financial, Inc.	814,736	91,747
Bank of New York Mellon Corp.	4,844,938	167,441
BlackRock, Inc. Class A	536,256	163,504
Charles Schwab Corp.	4,988,611	125,763
E*TRADE Financial Corp. (a)	1,230,478	25,065
Franklin Resources, Inc.	1,723,357	95,147
Goldman Sachs Group, Inc.	1,797,282	287,224
Invesco Ltd.	1,848,895	67,854
Legg Mason, Inc.	447,385	21,850
Morgan Stanley	5,987,510	184,775
Northern Trust Corp.	952,174	57,511
State Street Corp. (d)	1,842,424	120,255
T. Rowe Price Group, Inc.	1,118,652	91,204
		1,499,340
Consumer Finance - 0.9%
American Express Co.	3,900,569	356,902
Capital One Financial Corp.	2,445,038	192,889
Discover Financial Services	2,010,008	118,852
Navient Corp.	1,829,888	28,912
		697,555
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	7,684,049	986,171
CME Group, Inc.	1,346,943	96,980
IntercontinentalExchange Group, Inc.	490,709	96,375
Leucadia National Corp.	1,336,688	34,286
McGraw Hill Financial, Inc.	1,156,756	94,588
Moody's Corp.	802,712	68,664
The NASDAQ OMX Group, Inc.	499,008	18,912
		1,395,976
Insurance - 2.8%
ACE Ltd.	1,437,013	149,033
AFLAC, Inc.	1,945,635	119,131
Allstate Corp.	1,908,431	111,185
American International Group, Inc.	6,249,338	337,902
Aon PLC	1,285,238	115,594
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	305,807	$ 20,737
Cincinnati Financial Corp.	628,130	30,791
Genworth Financial, Inc. Class A (a)(d)	2,114,419	35,924
Hartford Financial Services Group, Inc.	1,905,200	66,015
Lincoln National Corp.	1,125,597	53,984
Loews Corp.	1,306,360	56,343
Marsh & McLennan Companies, Inc.	2,340,721	117,668
MetLife, Inc.	4,795,790	244,250
Principal Financial Group, Inc.	1,173,129	54,867
Progressive Corp.	2,337,671	58,512
Prudential Financial, Inc.	1,976,305	162,373
The Chubb Corp. (d)	1,048,329	97,138
The Travelers Companies, Inc.	1,503,899	140,539
Torchmark Corp.	377,999	30,591
Unum Group	1,107,448	37,554
XL Group PLC Class A	1,178,342	38,249
		2,078,380
Real Estate Investment Trusts - 2.2%
American Tower Corp.	1,686,125	151,127
Apartment Investment & Management Co. Class A (d)	623,620	19,632
AvalonBay Communities, Inc.	519,269	73,653
Boston Properties, Inc. (d)	653,103	78,816
Crown Castle International Corp.	1,425,949	109,413
Equity Residential (SBI)	1,433,369	88,582
Essex Property Trust, Inc.	262,827	47,561
General Growth Properties, Inc.	2,225,458	53,033
HCP, Inc.	1,951,419	81,472
Health Care REIT, Inc. (d)	1,237,734	78,262
Host Hotels & Resorts, Inc. (d)	3,230,126	71,289
Kimco Realty Corp.	1,749,106	40,090
Plum Creek Timber Co., Inc. (d)	755,922	34,092
Prologis, Inc.	2,132,590	88,524
Public Storage	617,143	106,383
Simon Property Group, Inc. (d)	1,341,407	223,291
The Macerich Co. (d)	599,947	39,620
Ventas, Inc.	1,256,135	83,910
Vornado Realty Trust (d)	743,462	79,610
Washington Prime Group, Inc. (a)	6,707	133
Weyerhaeuser Co.	2,495,172	78,398
		1,626,891
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,190,267	$ 35,518
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	2,029,990	19,833
People's United Financial, Inc. (d)	1,324,282	19,030
		38,863
TOTAL FINANCIALS		11,682,798
HEALTH CARE - 13.1%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	844,433	140,446
Amgen, Inc.	3,222,729	373,804
Biogen Idec, Inc. (a)	1,009,041	322,257
Celgene Corp. (a)	1,733,086	265,214
Gilead Sciences, Inc. (a)(d)	6,565,996	533,225
Regeneron Pharmaceuticals, Inc. (a)(d)	336,154	103,186
Vertex Pharmaceuticals, Inc. (a)(d)	1,006,387	72,722
		1,810,854
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	6,586,556	263,528
Baxter International, Inc.	2,318,585	172,526
Becton, Dickinson & Co.	823,905	96,974
Boston Scientific Corp. (a)	5,652,285	72,519
C.R. Bard, Inc. (d)	331,148	48,980
CareFusion Corp. (a)	889,482	38,185
Covidien PLC (d)	1,923,998	140,663
DENTSPLY International, Inc. (d)	605,330	28,626
Edwards Lifesciences Corp. (a)	457,756	37,170
Intuitive Surgical, Inc. (a)	162,932	60,242
Medtronic, Inc.	4,271,954	260,717
St. Jude Medical, Inc.	1,211,415	78,621
Stryker Corp.	1,258,088	106,296
Varian Medical Systems, Inc. (a)(d)	442,013	36,444
Zimmer Holdings, Inc.	722,722	75,416
		1,516,907
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,548,176	120,061
AmerisourceBergen Corp.	978,339	71,595
Cardinal Health, Inc.	1,463,613	103,375
Cigna Corp.	1,167,710	104,837
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	755,333	$ 53,319
Express Scripts Holding Co. (a)(d)	3,312,474	236,743
Humana, Inc.	657,490	81,831
Laboratory Corp. of America Holdings (a)(d)	364,101	37,349
McKesson Corp.	982,291	186,282
Patterson Companies, Inc. (d)	350,435	13,723
Quest Diagnostics, Inc. (d)	615,971	36,891
Tenet Healthcare Corp. (a)(d)	414,000	19,458
UnitedHealth Group, Inc. (d)	4,222,341	336,225
WellPoint, Inc.	1,205,668	130,646
		1,532,335
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,262,588	68,243
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,423,200	81,037
PerkinElmer, Inc. (d)	481,702	21,662
Thermo Fisher Scientific, Inc.	1,672,354	195,515
Waters Corp. (a)(d)	363,572	36,415
		334,629
Pharmaceuticals - 6.0%
AbbVie, Inc.	6,780,555	368,388
Actavis PLC (a)(d)	743,568	157,294
Allergan, Inc.	1,274,003	213,345
Bristol-Myers Squibb Co.	7,017,575	349,054
Eli Lilly & Co.	4,205,932	251,767
Forest Laboratories, Inc. (a)	1,017,958	96,482
Hospira, Inc. (a)(d)	710,539	34,937
Johnson & Johnson	12,075,100	1,225,140
Merck & Co., Inc.	12,551,974	726,257
Mylan, Inc. (a)(d)	1,587,501	79,121
Perrigo Co. PLC	570,896	78,898
Pfizer, Inc.	27,245,360	807,280
Zoetis, Inc. Class A	2,134,268	65,522
		4,453,485
TOTAL HEALTH CARE		9,716,453
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.7%
General Dynamics Corp. (d)	1,387,841	163,932
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	3,347,048	$ 311,778
L-3 Communications Holdings, Inc.	366,440	44,402
Lockheed Martin Corp.	1,152,493	188,605
Northrop Grumman Corp.	925,137	112,450
Precision Castparts Corp.	619,902	156,823
Raytheon Co.	1,342,474	130,985
Rockwell Collins, Inc.	577,047	45,610
Textron, Inc.	1,205,848	47,293
The Boeing Co.	2,919,349	394,842
United Technologies Corp.	3,594,130	417,710
		2,014,430
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (d)	633,685	37,932
Expeditors International of Washington, Inc.	865,003	39,366
FedEx Corp.	1,185,719	170,933
United Parcel Service, Inc. Class B	3,033,346	315,104
		563,335
Airlines - 0.3%
Delta Air Lines, Inc.	3,625,554	144,696
Southwest Airlines Co.	2,996,432	79,256
		223,952
Building Products - 0.1%
Allegion PLC	383,031	20,067
Masco Corp.	1,521,302	32,404
		52,471
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	782,455	25,195
Cintas Corp. (d)	429,725	26,695
Iron Mountain, Inc. (d)	727,513	22,655
Pitney Bowes, Inc.	864,515	23,887
Republic Services, Inc.	1,154,453	40,868
Stericycle, Inc. (a)(d)	363,499	41,573
Tyco International Ltd.	1,964,813	85,744
Waste Management, Inc.	1,845,195	82,443
		349,060
Construction & Engineering - 0.1%
Fluor Corp.	684,437	51,388
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	563,029	$ 31,006
Quanta Services, Inc. (a)	929,473	31,556
		113,950
Electrical Equipment - 0.6%
AMETEK, Inc.	1,046,062	55,525
Eaton Corp. PLC	2,028,806	149,503
Emerson Electric Co.	3,000,679	200,235
Rockwell Automation, Inc.	592,384	71,726
		476,989
Industrial Conglomerates - 2.4%
3M Co. (d)	2,687,250	383,067
Danaher Corp.	2,564,049	201,098
General Electric Co.	42,826,172	1,147,313
Roper Industries, Inc.	424,919	60,203
		1,791,681
Machinery - 1.7%
Caterpillar, Inc.	2,722,528	278,324
Cummins, Inc.	741,072	113,332
Deere & Co. (d)	1,578,064	143,872
Dover Corp.	725,719	63,268
Flowserve Corp.	587,287	43,307
Illinois Tool Works, Inc.	1,668,455	144,405
Ingersoll-Rand PLC	1,103,715	66,024
Joy Global, Inc.	427,428	24,428
PACCAR, Inc.	1,512,321	95,821
Pall Corp.	468,576	39,707
Parker Hannifin Corp.	636,553	79,716
Pentair Ltd.	842,409	62,877
Snap-On, Inc.	248,097	29,094
Stanley Black & Decker, Inc.	664,196	58,051
Xylem, Inc.	788,306	29,404
		1,271,630
Professional Services - 0.2%
Dun & Bradstreet Corp.	160,486	16,570
Equifax, Inc.	520,929	36,877
Nielsen Holdings B.V.	1,212,885	58,534
Robert Half International, Inc.	586,770	26,751
		138,732
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.0%
CSX Corp.	4,300,883	$ 126,446
Kansas City Southern	470,586	50,597
Norfolk Southern Corp.	1,322,010	133,193
Ryder System, Inc.	227,937	19,783
Union Pacific Corp.	1,942,404	387,063
		717,082
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,165,430	56,815
W.W. Grainger, Inc. (d)	261,360	67,528
		124,343
TOTAL INDUSTRIALS		7,837,655
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	21,988,119	541,347
F5 Networks, Inc. (a)(d)	323,230	35,087
Harris Corp.	455,865	35,216
Juniper Networks, Inc. (a)	2,020,446	49,420
Motorola Solutions, Inc.	964,419	65,021
QUALCOMM, Inc.	7,218,334	580,715
		1,306,806
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	675,273	64,691
Corning, Inc.	5,585,199	118,965
FLIR Systems, Inc.	601,334	20,993
Jabil Circuit, Inc.	801,043	15,076
TE Connectivity Ltd.	1,751,057	104,118
		323,843
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	762,077	41,411
eBay, Inc. (a)	4,973,583	252,310
Facebook, Inc. Class A (a)	7,291,956	461,581
Google, Inc.:
Class A (a)	1,204,917	688,791
Class C (a)	1,204,917	675,934
VeriSign, Inc. (a)(d)	536,305	26,858
Yahoo!, Inc. (a)(d)	4,006,966	138,841
		2,285,726
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.4%
Accenture PLC Class A (d)	2,718,976	$ 221,461
Alliance Data Systems Corp. (a)(d)	226,968	58,115
Automatic Data Processing, Inc.	2,056,662	163,875
Cognizant Technology Solutions Corp. Class A (a)	2,592,774	126,035
Computer Sciences Corp.	621,882	39,110
Fidelity National Information Services, Inc.	1,240,713	67,185
Fiserv, Inc. (a)	1,086,272	65,296
IBM Corp.	4,178,242	770,301
MasterCard, Inc. Class A	4,355,660	332,990
Paychex, Inc.	1,383,621	56,881
Teradata Corp. (a)(d)	679,541	28,534
The Western Union Co.	2,338,856	37,819
Total System Services, Inc.	705,643	21,353
Visa, Inc. Class A	2,163,664	464,820
Xerox Corp.	4,754,434	58,717
		2,512,492
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	1,355,515	44,908
Analog Devices, Inc.	1,334,018	69,876
Applied Materials, Inc.	5,169,414	104,370
Avago Technologies Ltd. (d)	1,065,845	75,323
Broadcom Corp. Class A	2,355,984	75,085
First Solar, Inc. (a)(d)	301,587	18,632
Intel Corp.	21,222,862	579,809
KLA-Tencor Corp. (d)	711,030	46,587
Lam Research Corp.	692,829	42,983
Linear Technology Corp.	1,007,023	46,484
Microchip Technology, Inc. (d)	849,998	40,460
Micron Technology, Inc. (a)	4,528,340	129,465
NVIDIA Corp.	2,365,765	44,950
Texas Instruments, Inc.	4,627,941	217,421
Xilinx, Inc.	1,139,063	53,490
		1,589,843
Software - 3.5%
Adobe Systems, Inc. (a)	1,982,726	127,965
Autodesk, Inc. (a)	969,733	50,785
CA Technologies, Inc.	1,376,126	39,481
Citrix Systems, Inc. (a)(d)	699,446	43,345
Electronic Arts, Inc. (a)(d)	1,321,477	46,423
Intuit, Inc.	1,209,319	95,887
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	32,242,609	$ 1,320,012
Oracle Corp.	14,781,753	621,129
Red Hat, Inc. (a)	809,038	40,549
salesforce.com, Inc. (a)(d)	2,395,861	126,094
Symantec Corp.	2,951,881	64,912
		2,576,582
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	3,807,434	2,410,107
EMC Corp.	8,646,365	229,647
Hewlett-Packard Co.	8,089,278	270,991
NetApp, Inc.	1,414,040	52,334
SanDisk Corp. (d)	962,571	93,013
Seagate Technology (d)	1,403,282	75,398
Western Digital Corp.	897,546	78,849
		3,210,339
TOTAL INFORMATION TECHNOLOGY		13,805,631
MATERIALS - 3.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	903,521	108,395
Airgas, Inc.	284,134	30,209
CF Industries Holdings, Inc.	222,273	54,081
E.I. du Pont de Nemours & Co.	3,957,052	274,263
Eastman Chemical Co.	650,802	57,440
Ecolab, Inc.	1,155,435	126,162
FMC Corp. (d)	567,221	43,426
International Flavors & Fragrances, Inc.	346,904	34,434
LyondellBasell Industries NV Class A	1,843,022	183,510
Monsanto Co.	2,240,425	272,996
PPG Industries, Inc.	591,231	119,198
Praxair, Inc.	1,254,825	165,938
Sherwin-Williams Co.	363,898	74,457
Sigma Aldrich Corp.	509,886	50,239
The Dow Chemical Co.	5,189,737	270,489
The Mosaic Co.	1,447,113	72,341
		1,937,578
Construction Materials - 0.1%
Vulcan Materials Co.	557,310	33,979
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	409,774	$ 20,776
Ball Corp.	599,891	36,209
Bemis Co., Inc. (d)	434,113	17,977
MeadWestvaco Corp. (d)	745,152	30,238
Owens-Illinois, Inc. (a)(d)	703,266	23,370
Sealed Air Corp.	826,900	27,230
		155,800
Metals & Mining - 0.5%
Alcoa, Inc.	4,998,814	68,034
Allegheny Technologies, Inc.	460,770	18,924
Freeport-McMoRan Copper & Gold, Inc.	4,432,462	150,925
Newmont Mining Corp.	2,125,351	48,649
Nucor Corp.	1,358,938	68,803
United States Steel Corp. (d)	617,597	14,229
		369,564
Paper & Forest Products - 0.1%
International Paper Co.	1,873,011	89,212
TOTAL MATERIALS		2,586,133
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	22,225,308	788,332
CenturyLink, Inc. (d)	2,466,986	92,931
Frontier Communications Corp. (d)	4,266,542	24,703
Verizon Communications, Inc.	17,676,360	883,111
Windstream Holdings, Inc. (d)	2,544,028	24,346
		1,813,423
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,082,065	111,078
Duke Energy Corp.	3,015,486	214,341
Edison International	1,390,716	76,684
Entergy Corp. (d)	762,197	57,485
Exelon Corp.	3,659,876	134,793
FirstEnergy Corp.	1,787,356	60,448
NextEra Energy, Inc.	1,858,422	180,936
Northeast Utilities	1,346,427	61,128
Pepco Holdings, Inc.	1,069,326	29,620
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	470,361	$ 26,067
PPL Corp.	2,692,201	94,469
Southern Co.	3,790,155	165,933
Xcel Energy, Inc.	2,126,930	65,424
		1,278,406
Gas Utilities - 0.0%
AGL Resources, Inc.	507,531	27,092
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,388,181	49,475
The AES Corp.	2,811,963	39,649
		89,124
Multi-Utilities - 1.2%
Ameren Corp.	1,035,682	40,754
CenterPoint Energy, Inc.	1,830,501	44,152
CMS Energy Corp.	1,138,496	33,870
Consolidated Edison, Inc. (d)	1,250,245	68,776
Dominion Resources, Inc.	2,482,046	171,162
DTE Energy Co.	755,888	57,538
Integrys Energy Group, Inc.	341,320	19,793
NiSource, Inc.	1,340,262	50,086
PG&E Corp. (d)	1,953,524	89,608
Public Service Enterprise Group, Inc.	2,160,553	84,175
SCANA Corp.	602,474	31,329
Sempra Energy	970,191	97,359
TECO Energy, Inc. (d)	874,968	15,111
Wisconsin Energy Corp. (d)	964,445	43,902
		847,615
TOTAL UTILITIES		2,242,237
TOTAL COMMON STOCKS (Cost $41,751,091)		73,235,518
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 6/26/14 to 9/18/14 (e) (Cost $40,995)	$ 41,000	40,998
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	527,594,786	$ 527,595
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,095,284,111	3,095,284
TOTAL MONEY MARKET FUNDS (Cost $3,622,879)		3,622,879
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $45,414,965)		76,899,395
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(2,937,709)
NET ASSETS - 100%		$ 73,961,686
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
429 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 41,216	$ 1,448
1,539 CME S&P 500 Index Contracts (United States)	June 2014	739,297	15,310
TOTAL EQUITY INDEX CONTRACTS		$ 780,513	$ 16,758

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,696,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 212
Fidelity Securities Lending Cash Central Fund	1,251
Total	$ 1,463
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,736,837	$ 8,736,837	$ -	$ -
Consumer Staples	7,134,021	7,134,021	-	-
Energy	7,680,330	7,680,330	-	-
Financials	11,682,798	11,682,798	-	-
Health Care	9,716,453	9,716,453	-	-
Industrials	7,837,655	7,837,655	-	-
Information Technology	13,805,631	13,805,631	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 2,586,133	$ 2,586,133	$ -	$ -
Telecommunication Services	1,813,423	1,813,423	-	-
Utilities	2,242,237	2,242,237	-	-
U.S. Government and Government Agency Obligations	40,998	-	40,998	-
Money Market Funds	3,622,879	3,622,879	-	-
Total Investments in Securities:	$ 76,899,395	$ 76,858,397	$ 40,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,758	$ 16,758	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $45,491,560,000. Net unrealized appreciation aggregated $31,407,835,000, of which $34,007,620,000 related to appreciated investment securities and $2,599,785,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

May 31, 2014

1.816014.109

SEI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	235,674	$ 4,369,396
Autoliv, Inc. (d)	328,117	34,780,402
Cooper Tire & Rubber Co.	213,456	5,940,480
Dana Holding Corp. (d)	532,913	11,798,694
Dorman Products, Inc. (a)(d)	103,132	5,479,403
Drew Industries, Inc.	78,727	3,819,834
Federal-Mogul Corp. Class A (a)	112,607	1,868,150
Fox Factory Holding Corp.	39,294	671,534
Fuel Systems Solutions, Inc. (a)(d)	54,919	536,559
Gentex Corp.	510,681	14,768,895
Gentherm, Inc. (a)(d)	117,071	4,815,130
Lear Corp.	276,480	24,344,064
LiqTech International, Inc. (a)	30,147	75,066
Modine Manufacturing Co. (a)	171,375	2,616,896
Motorcar Parts of America, Inc. (a)	58,651	1,397,067
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	70,417	306,314
Remy International, Inc.	51,401	1,222,830
Shiloh Industries, Inc. (a)	22,518	407,351
Spartan Motors, Inc.	95,823	473,366
Standard Motor Products, Inc.	74,706	3,101,793
Stoneridge, Inc. (a)	89,076	856,020
Strattec Security Corp.	11,482	757,812
Superior Industries International, Inc.	84,602	1,683,580
Tenneco, Inc. (a)	204,839	13,058,486
Tower International, Inc. (a)	64,865	1,987,464
TRW Automotive Holdings Corp. (a)(d)	398,369	33,809,577
UQM Technologies, Inc. (a)(d)	137,888	263,366
Visteon Corp. (a)(d)	164,643	15,005,563
		190,215,092
Automobiles - 0.5%
Tesla Motors, Inc. (a)(d)	284,929	59,199,698
Thor Industries, Inc. (d)	154,901	9,294,060
Winnebago Industries, Inc. (a)	100,663	2,492,416
		70,986,174
Distributors - 0.3%
Core-Mark Holding Co., Inc.	41,529	3,433,618
LKQ Corp. (a)	1,044,480	28,973,875
Pool Corp. (d)	154,363	8,911,376
VOXX International Corp. (a)	62,477	541,363
Weyco Group, Inc.	16,952	463,298
		42,323,530
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)(d)	58,621	2,071,666
Apollo Ed Group, Inc. Class A (non-vtg.) (a)(d)	337,878	9,055,130
Ascent Capital Group, Inc. (a)(d)	44,999	2,780,038
Bridgepoint Education, Inc. (a)	37,103	481,968
Bright Horizons Family Solutions, Inc. (a)	106,410	4,147,862

	Shares	Value
Cambium Learning Group, Inc. (a)	16,192	$ 36,270
Capella Education Co.	38,122	2,182,103
Career Education Corp. (a)	187,149	873,986
Carriage Services, Inc. (d)	53,923	990,566
Collectors Universe, Inc. (d)	17,833	368,786
Corinthian Colleges, Inc. (a)(d)	321,385	268,999
DeVry, Inc.	199,686	8,432,740
Education Management Corp. (a)(d)	71,409	133,535
Grand Canyon Education, Inc. (a)(d)	157,575	6,941,179
Hillenbrand, Inc.	215,614	6,530,948
Houghton Mifflin Harcourt Co.	84,821	1,545,439
ITT Educational Services, Inc. (a)(d)	61,723	1,062,870
JTH Holding, Inc. Class A (a)(d)	11,299	310,610
K12, Inc. (a)(d)	105,616	2,424,943
Learning Tree International, Inc. (a)	12,160	34,170
LifeLock, Inc. (a)	239,859	2,691,218
Lincoln Educational Services Corp.	64,172	245,779
Matthews International Corp. Class A (d)	93,477	3,832,557
National American University Holdings, Inc.	23,237	79,006
Regis Corp. (d)	155,503	2,139,721
Service Corp. International	716,718	14,348,694
Sotheby's Class A (Ltd. vtg.)	242,950	9,591,666
Steiner Leisure Ltd. (a)	48,129	1,933,823
Strayer Education, Inc. (a)(d)	37,506	2,049,328
Universal Technical Institute, Inc.	65,787	746,682
Weight Watchers International, Inc. (d)	88,957	1,852,974
		90,185,256
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc. (a)	48,627	197,426
ARAMARK Holdings Corp.	130,691	3,447,629
Ark Restaurants Corp.	8,457	188,845
Bally Technologies, Inc. (a)(d)	133,922	7,901,398
Biglari Holdings, Inc. (d)	5,497	2,318,525
BJ's Restaurants, Inc. (a)(d)	87,061	2,750,257
Bloomin' Brands, Inc. (a)	255,983	5,334,686
Bob Evans Farms, Inc. (d)	93,507	4,176,958
Boyd Gaming Corp. (a)(d)	254,155	2,782,997
Bravo Brio Restaurant Group, Inc. (a)	63,389	1,001,546
Brinker International, Inc. (d)	227,627	11,301,681
Buffalo Wild Wings, Inc. (a)(d)	63,845	9,226,241
Burger King Worldwide, Inc. (d)	215,326	5,531,725
Caesars Entertainment Corp. (a)(d)	137,776	2,511,656
Carrols Restaurant Group, Inc. (a)	103,693	728,962
Century Casinos, Inc. (a)	65,094	399,677
Choice Hotels International, Inc. (d)	131,901	5,936,864
Churchill Downs, Inc.	48,125	4,146,931
Chuy's Holdings, Inc. (a)(d)	60,855	1,988,133
ClubCorp Holdings, Inc.	81,521	1,433,954
Cosi, Inc. (a)(d)	22,932	28,665
Cracker Barrel Old Country Store, Inc. (d)	83,238	8,369,581
Del Frisco's Restaurant Group, Inc. (a)	86,188	2,327,938
Denny's Corp. (a)(d)	321,735	2,091,278
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Diamond Resorts International, Inc.	63,881	$ 1,229,070
DineEquity, Inc.	62,021	4,923,847
Diversified Restaurant Holdings, Inc. (a)(d)	33,035	148,658
Domino's Pizza, Inc.	187,523	13,586,041
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	40,656
Dover Motorsports, Inc.	22,686	61,706
Dunkin' Brands Group, Inc. (d)	361,407	16,176,577
Einstein Noah Restaurant Group, Inc.	32,777	505,094
Empire Resorts, Inc. (a)(d)	46,820	294,966
Entertainment Gaming Asia, Inc. (a)	41,906	29,753
Extended Stay America, Inc. unit	110,822	2,449,166
Famous Dave's of America, Inc. (a)	17,917	574,598
Fiesta Restaurant Group, Inc. (a)	84,385	3,398,184
Frisch's Restaurants, Inc.	8,068	188,065
Full House Resorts, Inc. (a)	24,413	36,131
Gaming Partners International Corp. (a)	1,584	13,226
Hilton Worldwide Holdings, Inc. (d)	422,880	9,565,546
Hyatt Hotels Corp. Class A (a)	197,385	12,072,067
Ignite Restaurant Group, Inc. (a)(d)	17,224	264,388
International Speedway Corp. Class A	100,063	3,110,959
Interval Leisure Group, Inc.	143,029	2,930,664
Intrawest Resorts Holdings, Inc. (d)	53,255	607,640
Isle of Capri Casinos, Inc. (a)	74,961	511,234
Jack in the Box, Inc.	141,594	8,174,222
Jamba, Inc. (a)	49,896	534,386
Kona Grill, Inc. (a)	21,254	415,941
Krispy Kreme Doughnuts, Inc. (a)(d)	233,019	4,390,078
Lakes Entertainment, Inc. (a)	66,847	330,893
Las Vegas Sands Corp. (d)	1,332,658	101,974,939
Life Time Fitness, Inc. (a)(d)	132,536	7,050,915
Luby's, Inc. (a)	44,166	222,155
Marcus Corp.	66,704	1,120,627
Marriott Vacations Worldwide Corp. (a)	107,619	6,096,616
MGM Mirage, Inc. (a)(d)	1,142,060	29,408,045
Monarch Casino & Resort, Inc. (a)	28,201	461,650
Morgans Hotel Group Co. (a)	89,969	710,755
MTR Gaming Group, Inc. (a)	52,052	255,055
Multimedia Games Holding Co., Inc. (a)	107,202	3,082,058
Nathan's Famous, Inc. (a)	8,467	415,899
Noodles & Co. (d)	37,994	1,263,301
Norwegian Cruise Line Holdings Ltd. (a)(d)	315,833	10,659,364
Orient Express Hotels Ltd. Class A (a)	314,268	4,132,624
Panera Bread Co. Class A (a)(d)	90,237	13,861,306
Papa John's International, Inc.	110,932	4,811,121
Penn National Gaming, Inc. (a)	234,807	2,737,850
Pinnacle Entertainment, Inc. (a)(d)	200,314	4,943,750
Pizza Inn Holdings, Inc. (a)(d)	13,090	79,195
Popeyes Louisiana Kitchen, Inc. (a)	85,411	3,665,840

	Shares	Value
Potbelly Corp.	31,455	$ 497,304
Premier Exhibitions, Inc. (a)	89,421	81,373
Red Lion Hotels Corp. (a)	45,825	267,618
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	3,258,088
Rick's Cabaret International, Inc. (a)	25,778	270,669
Royal Caribbean Cruises Ltd.	564,036	31,185,550
Ruby Tuesday, Inc. (a)(d)	207,290	1,631,372
Ruth's Hospitality Group, Inc.	129,505	1,586,436
Scientific Games Corp. Class A (a)(d)	172,823	1,546,766
SeaWorld Entertainment, Inc.	232,739	7,103,194
Six Flags Entertainment Corp.	328,998	13,311,259
Sonic Corp. (a)(d)	187,706	3,904,285
Speedway Motorsports, Inc.	37,455	691,045
Texas Roadhouse, Inc. Class A	206,875	5,229,800
The Cheesecake Factory, Inc. (d)	156,881	7,196,131
Town Sports International Holdings, Inc.	75,993	461,278
Vail Resorts, Inc. (d)	128,165	8,931,819
Wendy's Co.	918,539	7,532,020
		464,326,381
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	35,197	477,623
Beazer Homes U.S.A., Inc. (a)	89,545	1,752,396
Blyth, Inc. (d)	30,867	269,469
Cavco Industries, Inc. (a)(d)	22,709	1,743,370
Cobra Electronics Corp. (a)	2,458	7,890
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	49,480
CSS Industries, Inc.	27,206	655,393
Dixie Group, Inc. (a)	32,512	382,016
Emerson Radio Corp. (a)	24,397	45,622
Ethan Allen Interiors, Inc. (d)	98,548	2,309,965
Flexsteel Industries, Inc.	18,647	620,572
Helen of Troy Ltd. (a)	92,219	5,345,013
Hooker Furniture Corp.	30,101	430,444
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	2,064,275
Installed Building Products, Inc. (a)	27,516	373,117
iRobot Corp. (a)(d)	102,398	3,617,721
Jarden Corp. (a)	425,468	24,072,979
KB Home (d)	300,713	4,955,750
Koss Corp.	1,389	5,681
La-Z-Boy, Inc.	186,390	4,551,644
LGI Homes, Inc.	38,417	613,135
Libbey, Inc. (a)	79,425	2,140,504
Lifetime Brands, Inc.	32,451	509,805
M.D.C. Holdings, Inc. (d)	131,539	3,763,331
M/I Homes, Inc. (a)(d)	86,608	1,975,528
Meritage Homes Corp. (a)	131,106	5,258,662
NACCO Industries, Inc. Class A	20,539	1,114,241
New Home Co. LLC (a)	27,236	335,003
Nova LifeStyle, Inc. (a)(d)	28,221	113,166
NVR, Inc. (a)(d)	14,188	15,800,324
Ryland Group, Inc. (d)	153,341	5,780,956
Skullcandy, Inc. (a)	64,637	478,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Skyline Corp. (a)	14,802	$ 68,385
Standard Pacific Corp. (a)(d)	535,919	4,303,430
Stanley Furniture Co., Inc. (a)	37,789	101,652
Taylor Morrison Home Corp. (a)(d)	101,009	2,151,492
Tempur Sealy International, Inc. (a)(d)	207,741	11,417,445
Toll Brothers, Inc. (a)(d)	534,662	19,365,458
TRI Pointe Homes, Inc. (a)(d)	50,626	772,047
Tupperware Brands Corp. (d)	171,894	14,390,966
Turtle Beach Corp. (a)(d)	35,595	365,917
UCP, Inc.	26,900	356,156
Universal Electronics, Inc. (a)	54,073	2,459,240
WCI Communities, Inc.	28,446	526,820
Wells-Gardner Electronics Corp. (a)	4,238	6,950
William Lyon Homes, Inc. (a)	65,299	1,716,711
Zagg, Inc. (a)(d)	72,915	331,034
		149,947,738
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	668,863
Blue Nile, Inc. (a)(d)	48,330	1,489,531
CafePress, Inc. (a)	18,875	97,206
dELiA*s, Inc. (a)(d)	191,576	131,689
FTD Companies, Inc. (a)(d)	66,872	1,998,804
Gaiam, Inc. Class A (a)	35,599	261,297
Geeknet, Inc. (a)	16,239	223,773
Groupon, Inc. Class A (a)(d)	1,306,677	7,683,261
HomeAway, Inc. (a)(d)	218,004	6,714,523
HSN, Inc.	123,141	6,849,102
Lands' End, Inc. (a)(d)	44,384	1,232,100
Liberty Interactive Corp.:
(Venture Group) Series A (a)	248,476	16,498,806
Series A (a)	1,637,091	47,688,461
NutriSystem, Inc.	114,343	1,886,660
Orbitz Worldwide, Inc. (a)	172,127	1,278,904
Overstock.com, Inc. (a)(d)	48,655	742,475
PetMed Express, Inc. (d)	75,157	999,588
RetailMeNot, Inc. (d)	31,905	813,578
Shutterfly, Inc. (a)(d)	129,741	5,337,545
U.S. Auto Parts Network, Inc. (a)	51,915	187,413
ValueVision Media, Inc. Class A (a)	136,770	609,994
Vitacost.com, Inc. (a)(d)	57,854	382,993
zulily, Inc. (d)	39,463	1,370,550
		105,147,116
Leisure Products - 0.4%
Arctic Cat, Inc.	47,692	1,778,912
Black Diamond, Inc. (a)(d)	70,114	755,829
Brunswick Corp.	312,990	13,489,869
Callaway Golf Co.	268,658	2,154,637
Escalade, Inc.	16,742	267,537
JAKKS Pacific, Inc. (d)	75,785	669,182
Johnson Outdoors, Inc. Class A	20,334	507,333

	Shares	Value
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	$ 1,444,559
Malibu Boats, Inc. Class A (a)(d)	29,579	586,256
Marine Products Corp.	22,297	173,471
Nautilus, Inc. (a)	95,784	1,037,341
Polaris Industries, Inc.	223,196	28,774,428
Smith & Wesson Holding Corp. (a)(d)	225,106	3,574,683
Sturm, Ruger & Co., Inc. (d)	66,363	4,022,925
Summer Infant, Inc. (a)	37,416	107,010
		59,343,972
Media - 3.0%
A.H. Belo Corp. Class A	61,702	726,850
AMC Entertainment Hld, Inc. Class A	68,798	1,559,651
AMC Networks, Inc. Class A (a)(d)	202,319	12,519,500
Ballantyne of Omaha, Inc. (a)	47,765	204,434
Beasley Broadcast Group, Inc. Class A	5,286	36,949
Carmike Cinemas, Inc. (a)	81,336	2,797,958
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	719,899
Charter Communications, Inc. Class A (a)(d)	238,348	34,117,133
Cinemark Holdings, Inc.	361,871	11,406,174
Clear Channel Outdoor Holding, Inc. Class A	134,797	1,099,944
Crown Media Holdings, Inc. Class A (a)(d)	111,752	398,955
Cumulus Media, Inc. Class A (a)(d)	365,872	2,312,311
Digital Cinema Destinations Co. (a)	8,182	47,292
DISH Network Corp. Class A (a)	724,961	42,526,212
DreamWorks Animation SKG, Inc. Class A (a)(d)	247,054	6,937,276
E.W. Scripps Co. Class A (a)(d)	110,895	2,164,670
Emmis Communications Corp. Class A (a)	99,045	276,336
Entercom Communications Corp. Class A (a)(d)	55,913	583,732
Entravision Communication Corp. Class A	226,807	1,215,686
FAB Universal Corp. (a)(d)	52,613	161,522
Gray Television, Inc. (a)(d)	162,058	1,853,944
Harte-Hanks, Inc.	168,026	1,194,665
Hemisphere Media Group, Inc. (a)(d)	24,926	283,159
Insignia Systems, Inc. (a)	22,896	73,725
John Wiley & Sons, Inc. Class A (d)	163,947	8,981,017
Journal Communications, Inc. Class A (a)	139,138	1,147,889
Lamar Advertising Co. Class A	218,831	10,797,122
Lee Enterprises, Inc. (a)(d)	177,698	725,008
Liberty Global PLC:
Class A (a)(d)	750,334	33,780,037
Class C	1,848,950	79,135,060
Liberty Media Corp. Class A (a)	347,405	44,165,598
Live Nation Entertainment, Inc. (a)	501,239	11,889,389
Loral Space & Communications Ltd. (a)	49,449	3,577,141
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	86,467	402,936
Media General, Inc. Class A (a)(d)	78,737	1,396,007
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Meredith Corp.	132,432	$ 5,954,143
Morningstar, Inc.	76,494	5,441,783
National CineMedia, Inc.	220,190	3,450,377
New Media Investment Group, Inc. (a)(d)	91,993	1,285,142
Nexstar Broadcasting Group, Inc. Class A (d)	103,717	4,818,692
NTN Communications, Inc. (a)	49,847	26,369
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	443,220
ReachLocal, Inc. (a)(d)	35,865	215,190
Reading International, Inc. Class A (a)	42,618	375,465
Regal Entertainment Group Class A	283,162	5,524,491
Rentrak Corp. (a)	36,764	1,899,596
RLJ Entertainment, Inc. (a)	42,349	160,926
Saga Communications, Inc. Class A	14,536	671,418
Salem Communications Corp. Class A	28,498	243,373
Scholastic Corp. (d)	93,383	2,977,050
SFX Entertainment, Inc. (d)	74,713	546,899
Sinclair Broadcast Group, Inc. Class A (d)	253,255	7,491,283
Sirius XM Holdings, Inc. (a)(d)	10,329,419	33,880,494
Sizmek, Inc. (a)	83,242	810,777
Spanish Broadcasting System, Inc. Class A (a)	17,489	103,885
SPAR Group, Inc. (a)	4,346	5,954
Starz - Liberty Capital Series A (a)(d)	323,392	9,895,795
The Madison Square Garden Co. Class A (a)	210,240	11,531,664
The McClatchy Co. Class A (a)(d)	208,390	1,071,125
The New York Times Co. Class A (d)	434,888	6,462,436
Value Line, Inc.	1,396	20,870
World Wrestling Entertainment, Inc. Class A (d)	105,315	1,187,953
		427,711,551
Multiline Retail - 0.3%
Big Lots, Inc. (a)(d)	199,851	8,481,676
Burlington Stores, Inc. (d)	99,352	2,823,584
Dillard's, Inc. Class A	81,656	9,206,714
Fred's, Inc. Class A	123,849	1,891,174
Gordmans Stores, Inc. (d)	23,635	101,631
J.C. Penney Co., Inc. (a)(d)	1,038,266	9,334,011
Sears Holdings Corp. (a)(d)	150,707	6,337,983
The Bon-Ton Stores, Inc. (d)	46,249	473,590
Tuesday Morning Corp. (a)(d)	139,353	2,251,944
		40,902,307
Specialty Retail - 3.0%
Aarons, Inc. Class A	249,123	8,181,199
Abercrombie & Fitch Co. Class A	263,615	10,020,006
Advance Auto Parts, Inc.	250,656	31,123,956
Aeropostale, Inc. (a)(d)	259,054	1,012,901
America's Car Mart, Inc. (a)(d)	28,636	1,038,055
American Eagle Outfitters, Inc. (d)	575,858	6,178,956

	Shares	Value
ANN, Inc. (a)(d)	160,991	$ 6,257,720
Appliance Recycling Centers of America, Inc. (a)	2,967	11,512
Asbury Automotive Group, Inc. (a)(d)	106,556	6,887,780
Ascena Retail Group, Inc. (a)	443,246	7,399,992
Barnes & Noble, Inc. (a)(d)	129,563	2,350,273
bebe stores, Inc.	123,042	504,472
Big 5 Sporting Goods Corp.	67,233	780,575
Body Central Corp. (a)(d)	37,768	33,614
Books-A-Million, Inc. (a)	28,953	63,407
Brown Shoe Co., Inc.	144,261	4,060,947
Build-A-Bear Workshop, Inc. (a)	42,241	593,908
Cabela's, Inc. Class A (a)(d)	158,533	9,706,976
Cache, Inc. (a)	37,741	67,179
Chico's FAS, Inc. (d)	544,649	8,256,879
Christopher & Banks Corp. (a)	129,017	879,896
Citi Trends, Inc. (a)	51,244	1,033,079
Conn's, Inc. (a)(d)	84,164	3,925,409
CST Brands, Inc. (d)	269,002	8,895,896
Destination Maternity Corp.	42,518	983,441
Destination XL Group, Inc. (a)(d)	150,273	794,944
Dick's Sporting Goods, Inc.	346,668	15,409,393
Dover Saddlery, Inc. (a)	1,537	7,731
DSW, Inc. Class A	246,077	6,164,229
Express, Inc. (a)	281,732	3,552,641
Finish Line, Inc. Class A	175,646	5,035,771
Five Below, Inc. (a)(d)	161,592	5,849,630
Foot Locker, Inc.	508,970	24,522,175
Francesca's Holdings Corp. (a)(d)	141,202	2,166,039
Genesco, Inc. (a)(d)	85,030	6,367,897
GNC Holdings, Inc.	327,399	12,087,571
Group 1 Automotive, Inc.	76,502	6,158,411
Guess?, Inc.	204,424	5,212,812
Hastings Entertainment, Inc. (a)	13,630	40,209
Haverty Furniture Companies, Inc.	67,771	1,696,308
hhgregg, Inc. (a)(d)	51,212	471,150
Hibbett Sports, Inc. (a)(d)	89,175	4,689,713
Jos. A. Bank Clothiers, Inc. (a)(d)	95,206	6,183,630
Kirkland's, Inc. (a)	53,316	946,359
Lithia Motors, Inc. Class A (sub. vtg.)	78,414	6,150,010
Lumber Liquidators Holdings, Inc. (a)(d)	93,069	7,229,600
MarineMax, Inc. (a)(d)	91,255	1,466,468
Mattress Firm Holding Corp. (a)(d)	54,318	2,436,705
Monro Muffler Brake, Inc. (d)	102,892	5,557,197
Murphy U.S.A., Inc. (a)(d)	154,314	7,851,496
New York & Co., Inc. (a)	101,159	400,590
Office Depot, Inc. (a)	1,667,956	8,539,935
Outerwall, Inc. (a)(d)	69,070	4,885,321
Pacific Sunwear of California, Inc. (a)	152,515	369,086
Penske Automotive Group, Inc.	149,572	6,958,089
Perfumania Holdings, Inc. (a)(d)	10,679	70,588
Pier 1 Imports, Inc. (d)	346,476	6,101,442
RadioShack Corp. (a)(d)	360,003	540,005
Rent-A-Center, Inc. (d)	179,370	5,015,185
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Restoration Hardware Holdings, Inc. (a)(d)	92,173	$ 6,127,661
Sally Beauty Holdings, Inc. (a)	475,654	12,186,255
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	1,064,247
Select Comfort Corp. (a)(d)	182,933	3,391,578
Shoe Carnival, Inc.	52,398	979,843
Signet Jewelers Ltd.	276,774	29,362,954
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	3,309,924
Stage Stores, Inc. (d)	107,717	1,978,761
Stein Mart, Inc.	98,915	1,337,331
Systemax, Inc. (a)	32,691	522,729
Tandy Leather Factory, Inc. (a)	3,074	28,588
The Buckle, Inc. (d)	98,501	4,417,770
The Cato Corp. Class A (sub. vtg.)	93,688	2,701,962
The Children's Place Retail Stores, Inc. (d)	76,274	3,690,136
The Container Store Group, Inc. (d)	43,525	1,247,427
The Men's Wearhouse, Inc.	159,656	7,947,676
The Pep Boys - Manny, Moe & Jack (a)	186,870	1,904,205
Tile Shop Holdings, Inc. (a)(d)	81,131	1,210,475
Tilly's, Inc. (a)	34,668	304,732
Trans World Entertainment Corp.	29,120	101,629
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,067	18,853,488
Vitamin Shoppe, Inc. (a)(d)	106,125	4,561,253
West Marine, Inc. (a)	43,561	437,788
Wet Seal, Inc. Class A (a)(d)	314,133	263,872
Williams-Sonoma, Inc. (d)	303,217	20,291,282
Winmark Corp.	7,287	483,055
Zumiez, Inc. (a)(d)	76,306	2,096,126
		421,979,105
Textiles, Apparel & Luxury Goods - 1.0%
American Apparel, Inc. (a)(d)	471,454	301,731
Carter's, Inc.	183,967	13,269,540
Charles & Colvard Ltd. (a)	45,090	100,551
Cherokee, Inc.	28,809	387,193
Columbia Sportswear Co.	45,436	3,797,087
Crocs, Inc. (a)(d)	301,863	4,506,815
Crown Crafts, Inc.	2,227	18,573
Culp, Inc.	24,215	446,525
Deckers Outdoor Corp. (a)(d)	119,905	9,267,457
Delta Apparel, Inc. (a)	17,128	254,351
DGSE Companies, Inc. (a)	6,929	13,789
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	25,223
G-III Apparel Group Ltd. (a)	57,234	4,196,397
Hanesbrands, Inc.	341,491	28,968,682
Iconix Brand Group, Inc. (a)(d)	168,100	7,050,114
Joe's Jeans, Inc. (a)(d)	173,010	173,010
Kate Spade & Co. (a)(d)	428,313	15,594,876
Lakeland Industries, Inc. (a)	25,549	195,961

	Shares	Value
lululemon athletica, Inc. (a)(d)	369,438	$ 16,488,018
Movado Group, Inc.	64,810	2,481,575
Oxford Industries, Inc.	53,060	3,392,126
Perry Ellis International, Inc. (a)	47,883	810,659
Quiksilver, Inc. (a)(d)	451,488	2,681,839
R.G. Barry Corp.	22,932	432,956
Rocky Brands, Inc.	24,170	346,356
Sequential Brands Group, Inc. (a)	12,662	117,060
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	137,965	6,139,443
Steven Madden Ltd. (a)	204,549	6,516,931
Superior Uniform Group, Inc.	5,649	87,560
Tumi Holdings, Inc. (a)(d)	172,727	3,195,450
Unifi, Inc. (a)	51,404	1,196,685
Vera Bradley, Inc. (a)(d)	83,488	2,250,002
Vince Holding Corp. (d)	36,383	1,011,084
Wolverine World Wide, Inc. (d)	344,817	8,920,416
		144,636,035
TOTAL CONSUMER DISCRETIONARY		2,207,704,257
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	30,146	6,463,604
Castle Brands, Inc. (a)(d)	143,496	139,191
Coca-Cola Bottling Co. Consolidated	16,170	1,216,954
Craft Brew Alliance, Inc. (a)	25,288	278,421
Crystal Rock Holdings, Inc. (a)	4,384	3,770
MGP Ingredients, Inc.	21,690	153,348
National Beverage Corp. (a)	48,005	889,053
Primo Water Corp. (a)	56,566	229,658
REED'S, Inc. (a)(d)	17,856	84,637
		9,458,636
Food & Staples Retailing - 0.6%
Andersons, Inc. (d)	90,564	4,613,330
Casey's General Stores, Inc. (d)	140,598	10,014,796
Chefs' Warehouse Holdings (a)(d)	70,559	1,303,930
Crumbs Bake Shop, Inc. (a)(d)	21,400	6,848
Fairway Group Holdings Corp. (a)(d)	42,643	262,681
Fresh Market, Inc. (a)(d)	141,001	4,321,681
Ingles Markets, Inc. Class A	40,864	1,071,454
Liberator Medical Holdings, Inc. (d)	136,818	504,858
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	32,577	677,276
Pantry, Inc. (a)	91,715	1,549,066
PriceSmart, Inc. (d)	58,985	5,405,975
Rite Aid Corp. (a)(d)	3,077,556	25,728,368
Roundy's, Inc.	124,193	666,916
SpartanNash Co.	132,984	3,228,852
Sprouts Farmers Market LLC (d)	323,067	8,755,116
SUPERVALU, Inc. (a)(d)	672,397	5,022,806
Susser Holdings Corp. (a)(d)	60,865	4,827,203
United Natural Foods, Inc. (a)(d)	171,372	11,552,187
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	15,258	$ 374,431
Weis Markets, Inc.	43,260	2,049,226
		91,937,000
Food Products - 1.6%
Alico, Inc.	8,218	308,093
Annie's, Inc. (a)(d)	60,400	1,976,288
B&G Foods, Inc. Class A (d)	188,544	6,459,517
Boulder Brands, Inc. (a)(d)	196,281	2,663,533
Bunge Ltd.	502,479	39,047,643
Cal-Maine Foods, Inc.	55,257	3,854,728
Calavo Growers, Inc.	46,992	1,469,440
Chiquita Brands International, Inc. (a)(d)	172,878	1,773,728
Coffee Holding Co., Inc. (a)(d)	9,926	75,239
Darling International, Inc. (a)	554,618	11,086,814
Dean Foods Co.	326,451	5,673,718
Diamond Foods, Inc. (a)(d)	73,051	2,333,979
Farmer Brothers Co. (a)	17,793	352,657
Flowers Foods, Inc.	619,092	12,908,068
Fresh Del Monte Produce, Inc.	130,882	3,791,652
Golden Enterprises Ltd.	2,595	11,548
Griffin Land & Nurseries, Inc. (d)	6,082	170,843
Hillshire Brands Co.	419,812	22,367,583
Ingredion, Inc.	256,977	19,568,799
Inventure Foods, Inc. (a)	45,831	563,721
J&J Snack Foods Corp.	52,992	4,963,761
John B. Sanfilippo & Son, Inc.	24,690	634,533
Lancaster Colony Corp. (d)	70,760	6,318,160
Lifeway Foods, Inc. (d)	17,769	233,485
Limoneira Co. (d)	37,599	879,817
Omega Protein Corp. (a)	65,292	939,552
Pilgrims Pride Corp. (a)	207,609	5,281,573
Pinnacle Foods, Inc.	187,064	5,856,974
Post Holdings, Inc. (a)(d)	149,368	7,463,919
Rocky Mountain Chocolate Factory, Inc.	795	9,238
S&W Seed Co. (a)(d)	19,822	132,411
Sanderson Farms, Inc. (d)	72,669	6,722,609
Seaboard Corp. (a)(d)	1,177	3,171,838
Seneca Foods Corp. Class A (a)	22,104	674,614
Snyders-Lance, Inc.	171,540	4,662,457
The Hain Celestial Group, Inc. (a)(d)	170,692	15,485,178
Tootsie Roll Industries, Inc. (d)	87,006	2,531,875
TreeHouse Foods, Inc. (a)(d)	126,582	9,487,321
WhiteWave Foods Co. (a)	600,949	18,923,884
		230,830,790
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	136,630	1,087,575
Church & Dwight Co., Inc. (d)	457,143	31,648,010
Energizer Holdings, Inc.	215,504	24,998,464
Harbinger Group, Inc. (a)	128,987	1,527,206

	Shares	Value
Ocean Bio-Chem, Inc.	20,307	$ 62,952
Oil-Dri Corp. of America	15,023	490,050
Orchids Paper Products Co.	28,220	850,833
Spectrum Brands Holdings, Inc.	75,052	5,844,299
WD-40 Co.	50,695	3,658,658
		70,168,047
Personal Products - 0.3%
CCA Industries, Inc.	3,083	9,588
Coty, Inc. Class A (d)	202,981	3,385,723
Cyanotech Corp. (a)	3,808	18,469
Elizabeth Arden, Inc. (a)(d)	90,496	2,455,156
Herbalife Ltd. (d)	286,310	18,561,477
IGI Laboratories, Inc. (a)	59,997	316,184
Inter Parfums, Inc.	62,362	1,862,753
LifeVantage Corp. (a)(d)	379,647	501,134
Mannatech, Inc. (a)	3,529	51,171
MediFast, Inc. (a)(d)	48,925	1,537,713
Natural Alternatives International, Inc. (a)	20,104	118,815
Nature's Sunshine Products, Inc.	30,878	454,833
Nu Skin Enterprises, Inc. Class A	205,841	15,199,299
Nutraceutical International Corp. (a)	27,721	660,037
Reliv International, Inc.	10,690	20,204
Revlon, Inc. (a)(d)	46,040	1,451,181
Star Scientific, Inc. (a)(d)	503,999	337,679
Synutra International, Inc. (a)(d)	29,907	167,778
The Female Health Co.	62,402	366,924
United-Guardian, Inc.	5,269	168,608
USANA Health Sciences, Inc. (a)(d)	23,842	1,714,478
		49,359,204
Tobacco - 0.1%
Alliance One International, Inc. (a)	300,348	744,863
Universal Corp. (d)	85,449	4,575,794
Vector Group Ltd. (d)	215,169	4,499,184
		9,819,841
TOTAL CONSUMER STAPLES		461,573,518
ENERGY - 6.9%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)(d)	197,793	9,761,085
Basic Energy Services, Inc. (a)(d)	97,645	2,655,944
Bolt Technology Corp.	27,943	504,092
Bristow Group, Inc.	126,302	9,596,426
C&J Energy Services, Inc. (a)(d)	156,985	4,805,311
Cal Dive International, Inc. (a)(d)	284,336	366,793
Carbo Ceramics, Inc. (d)	68,426	9,413,365
Core Laboratories NV (d)	156,054	24,945,232
Dawson Geophysical Co.	26,710	700,603
Dresser-Rand Group, Inc. (a)(d)	259,930	15,907,716
Dril-Quip, Inc. (a)	140,583	14,370,394
ENGlobal Corp. (a)	44,577	152,008
Era Group, Inc. (a)	68,501	2,001,599
Exterran Holdings, Inc. (d)	199,173	8,313,481
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Forbes Energy Services Ltd. (a)	24,064	$ 97,700
Forum Energy Technologies, Inc. (a)	221,033	7,302,930
Frank's International NV	110,623	2,637,252
Geospace Technologies Corp. (a)(d)	44,356	2,249,736
GreenHunter Energy, Inc. (a)(d)	33,031	32,370
Gulf Island Fabrication, Inc.	43,462	856,636
Gulfmark Offshore, Inc. Class A	86,906	4,033,307
Helix Energy Solutions Group, Inc. (a)(d)	334,224	7,814,157
Hercules Offshore, Inc. (a)(d)	544,655	2,472,734
Hornbeck Offshore Services, Inc. (a)(d)	114,180	5,165,503
ION Geophysical Corp. (a)(d)	451,417	1,882,409
Key Energy Services, Inc. (a)(d)	445,865	3,589,213
Matrix Service Co. (a)	89,548	2,923,742
McDermott International, Inc. (a)(d)	814,761	5,915,165
Mitcham Industries, Inc. (a)	40,926	549,636
Natural Gas Services Group, Inc. (a)	42,549	1,278,172
Newpark Resources, Inc. (a)(d)	318,031	3,581,029
Now, Inc. (a)	382,400	12,370,640
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	948,116
Oceaneering International, Inc.	372,693	26,852,531
Oil States International, Inc. (a)	181,234	19,497,154
Parker Drilling Co. (a)	419,447	2,713,822
Patterson-UTI Energy, Inc.	495,314	16,389,940
PHI, Inc. (non-vtg.) (a)	41,451	1,854,518
Pioneer Energy Services Corp. (a)	219,417	3,488,730
RigNet, Inc. (a)	35,362	1,676,866
RPC, Inc.	207,837	4,591,119
SEACOR Holdings, Inc. (a)(d)	65,838	5,272,307
Superior Energy Services, Inc.	546,031	18,122,769
Synthesis Energy Systems, Inc. (a)(d)	189,821	298,019
Tesco Corp.	123,272	2,625,694
TETRA Technologies, Inc. (a)(d)	280,815	3,237,797
TGC Industries, Inc.	49,094	222,396
Tidewater, Inc.	175,026	9,122,355
Unit Corp. (a)(d)	151,712	9,636,746
Vantage Drilling Co. (a)(d)	693,926	1,158,856
Weatherford International Ltd. (a)	2,654,022	57,565,737
Willbros Group, Inc. (a)	147,556	1,794,281
		355,316,133
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (a)	313,135	1,571,938
Adams Resources & Energy, Inc.	9,909	626,546
Alon U.S.A. Energy, Inc.	96,661	1,445,082
Alpha Natural Resources, Inc. (a)(d)	760,718	2,571,227
American Eagle Energy Corp. (a)	88,891	542,235
Amyris, Inc. (a)(d)	109,799	375,513
Antero Resources Corp.	125,763	7,734,425
APCO Oil and Gas International, Inc. (a)	53,620	753,897
Approach Resources, Inc. (a)(d)	124,387	2,428,034
Arch Coal, Inc. (d)	713,323	2,539,430

	Shares	Value
Ardmore Shipping Corp. (d)	59,366	$ 825,781
Athlon Energy, Inc.	169,042	7,346,565
Barnwell Industries, Inc. (a)	11,298	34,685
Bill Barrett Corp. (a)(d)	173,053	4,326,325
BioFuel Energy Corp. (a)	12,280	67,294
Bonanza Creek Energy, Inc. (a)(d)	97,380	5,221,516
BPZ Energy, Inc. (a)(d)	372,244	1,139,067
Callon Petroleum Co. (a)	147,830	1,559,607
Carrizo Oil & Gas, Inc. (a)(d)	140,493	8,072,728
Ceres, Inc. (a)(d)	30,062	19,630
Cheniere Energy, Inc. (a)	758,113	51,635,076
Cimarex Energy Co.	299,384	38,659,456
Clayton Williams Energy, Inc. (a)(d)	21,381	2,663,859
Clean Energy Fuels Corp. (a)(d)	236,563	2,621,118
Cloud Peak Energy, Inc. (a)	205,532	3,796,176
Cobalt International Energy, Inc. (a)	1,027,106	18,991,190
Comstock Resources, Inc.	152,811	4,154,931
Concho Resources, Inc. (a)	386,341	50,919,744
Contango Oil & Gas Co. (a)	54,222	2,331,004
Continental Resources, Inc. (a)(d)	147,091	20,645,693
CVR Energy, Inc. (d)	58,315	2,744,304
Delek U.S. Holdings, Inc.	185,089	5,750,715
DHT Holdings, Inc.	215,272	1,573,638
Diamondback Energy, Inc. (a)(d)	125,103	9,442,774
Earthstone Energy, Inc. (a)	4,213	119,228
Emerald Oil, Inc. (a)(d)	203,832	1,324,908
Endeavour International Corp. (a)(d)	148,049	296,098
Energen Corp.	246,693	21,062,648
Energy XXI (Bermuda) Ltd.	249,028	5,341,651
EP Energy Corp. (d)	121,430	2,435,886
EPL Oil & Gas, Inc. (a)	120,207	4,557,047
Escalera Resources Co. (a)	27,291	72,867
Evolution Petroleum Corp.	81,716	917,671
EXCO Resources, Inc. (d)	572,041	3,008,936
FieldPoint Petroleum Corp. (a)	9,981	53,997
Forest Oil Corp. (a)(d)	391,009	961,882
FX Energy, Inc. (a)(d)	184,501	682,654
Gasco Energy, Inc. (a)	14	0
Gastar Exploration, Inc. (a)	201,928	1,500,325
Gevo, Inc. (a)(d)	159,386	146,970
Goodrich Petroleum Corp. (a)(d)	118,604	3,439,516
Green Plains Renewable Energy, Inc.	107,334	3,136,299
Gulfport Energy Corp. (a)(d)	294,402	18,114,555
Halcon Resources Corp. (a)(d)	875,442	5,462,758
Hallador Energy Co.	22,224	210,239
Harvest Natural Resources, Inc. (a)(d)	143,319	699,397
HollyFrontier Corp.	685,302	33,751,124
Houston American Energy Corp. (a)(d)	98,796	42,828
Hyperdynamics Corp. (a)(d)	66,951	177,420
Isramco, Inc. (a)(d)	2,413	306,934
Jones Energy, Inc.	42,997	753,307
KiOR, Inc. Class A (a)(d)	74,649	32,622
Kodiak Oil & Gas Corp. (a)	906,228	11,536,282
Kosmos Energy Ltd. (a)	384,441	4,028,942
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Laredo Petroleum Holdings, Inc. (a)(d)	206,719	$ 5,719,915
Lilis Energy, Inc. (a)(d)	5,111	12,675
Lucas Energy, Inc. (a)	25,312	13,605
Magellan Petroleum Corp. (a)(d)	143,414	238,067
Magnum Hunter Resources Corp. (a)(d)	548,526	4,201,709
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	6,495
Matador Resources Co. (a)(d)	184,920	4,600,810
Mexco Energy Corp. (a)	2,175	15,095
Midstates Petroleum Co., Inc. (a)(d)	114,326	635,653
Miller Energy Resources, Inc. (a)(d)	137,671	748,930
Northern Oil & Gas, Inc. (a)(d)	212,435	3,239,634
Oasis Petroleum, Inc. (a)(d)	328,992	16,285,104
Pacific Ethanol, Inc. (a)(d)	70,050	912,752
Panhandle Royalty Co. Class A	23,302	1,280,212
PBF Energy, Inc. Class A	243,745	7,777,903
PDC Energy, Inc. (a)(d)	120,576	7,739,773
Pedevco Corp. (a)(d)	31,846	67,195
Penn Virginia Corp. (a)	180,541	2,740,612
Petroquest Energy, Inc. (a)(d)	221,568	1,355,996
PostRock Energy Corp. (a)	17,510	25,565
PrimeEnergy Corp. (a)	1,965	115,935
Pyramid Oil Co. (a)	7,060	38,477
Quicksilver Resources, Inc. (a)(d)	441,131	1,063,126
Renewable Energy Group, Inc. (a)(d)	81,994	810,921
Rentech, Inc. (a)(d)	810,143	1,887,633
Resolute Energy Corp. (a)(d)	207,547	1,726,791
Rex American Resources Corp. (a)(d)	20,943	1,455,748
Rex Energy Corp. (a)(d)	150,832	2,998,540
Rice Energy, Inc.	154,256	4,894,543
Ring Energy, Inc. (a)	48,859	945,910
Rosetta Resources, Inc. (a)(d)	210,105	9,902,249
Royale Energy, Inc. (a)(d)	17,323	52,315
RSP Permian, Inc. (a)	78,014	2,106,378
Sanchez Energy Corp. (a)(d)	160,470	5,524,982
SandRidge Energy, Inc. (a)(d)	1,238,597	8,261,442
Saratoga Resources, Inc. (a)	38,209	47,379
SemGroup Corp. Class A	143,550	9,752,787
SM Energy Co.	230,976	17,510,291
Solazyme, Inc. (a)(d)	190,080	1,898,899
Stone Energy Corp. (a)(d)	189,455	8,409,907
Swift Energy Co. (a)(d)	152,498	1,654,603
Synergy Resources Corp. (a)(d)	233,774	2,744,507
Syntroleum Corp. (a)(d)	21,880	74,392
Targa Resources Corp. (d)	99,494	11,437,830
Teekay Corp. (d)	133,170	7,703,885
Tengasco, Inc. (a)	63,216	27,689
TransAtlantic Petroleum Ltd. (a)	27,651	242,499
Triangle Petroleum Corp. (a)(d)	241,854	2,430,633
U.S. Energy Corp. (a)	91,127	395,491
Ultra Petroleum Corp. (a)(d)	529,879	14,317,331

	Shares	Value
Uranium Energy Corp. (a)(d)	267,406	$ 467,961
Uranium Resources, Inc. (a)(d)	58,947	157,388
VAALCO Energy, Inc. (a)(d)	208,727	1,356,726
Vertex Energy, Inc. (a)(d)	38,276	375,488
W&T Offshore, Inc.	130,520	1,914,728
Warren Resources, Inc. (a)	249,928	1,144,670
Western Refining, Inc. (d)	184,873	7,583,490
Westmoreland Coal Co. (a)	46,315	1,411,218
Whiting Petroleum Corp. (a)	409,808	29,444,705
World Fuel Services Corp. (d)	258,430	11,980,815
WPX Energy, Inc. (a)	700,095	14,828,012
ZaZa Energy Corp. (a)(d)	90,988	63,701
Zion Oil & Gas, Inc. (a)(d)	112,487	214,850
		638,300,759
TOTAL ENERGY		993,616,892
FINANCIALS - 22.3%
Banks - 4.7%
1st Source Corp.	47,766	1,449,220
1st United Bancorp, Inc.	81,822	683,214
Access National Corp.	15,817	236,622
ACNB Corp. (d)	11,654	224,922
Ameriana Bancorp	2,223	30,944
American National Bankshares, Inc.	18,331	410,248
American River Bankshares (a)	3,552	31,790
Ameris Bancorp (a)	88,078	1,850,519
AmeriServ Financial, Inc.	14,728	51,106
Ames National Corp. (d)	16,110	365,697
Arrow Financial Corp.	40,467	1,047,286
Associated Banc-Corp.	582,242	10,032,030
Auburn National Bancorp., Inc.	2,289	55,874
Banc of California, Inc. (d)	81,825	891,893
BancFirst Corp.	28,924	1,718,375
Bancorp, Inc., Delaware (a)	129,188	2,028,252
BancorpSouth, Inc.	304,309	7,151,262
Bank of Hawaii Corp.	151,832	8,466,152
Bank of Kentucky Financial Corp.	14,844	519,688
Bank of Marin Bancorp	15,657	677,322
Bank of the Ozarks, Inc. (d)	112,081	6,617,262
BankUnited, Inc.	343,972	11,192,849
Banner Bank (d)	75,557	2,884,011
Bar Harbor Bankshares	14,191	360,451
Baylake Corp.	5,875	74,848
BBCN Bancorp, Inc.	287,266	4,380,807
BCB Bancorp, Inc.	9,297	125,510
BNC Bancorp (d)	85,240	1,445,670
BOK Financial Corp.	92,125	5,783,608
Boston Private Financial Holdings, Inc.	288,220	3,643,101
Bridge Bancorp, Inc.	30,474	749,965
Bridge Capital Holdings (a)	26,404	597,787
Bryn Mawr Bank Corp.	32,794	931,678
BSB Bancorp, Inc. (a)	19,579	347,331
C & F Financial Corp.	6,736	234,817
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Camden National Corp.	20,478	$ 753,590
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A (a)	177,062	4,295,524
Capital City Bank Group, Inc.	33,531	433,556
Cardinal Financial Corp.	114,667	1,991,766
Cascade Bancorp (a)	100,336	435,458
Cathay General Bancorp	256,474	6,163,070
Center Bancorp, Inc. (d)	41,583	771,780
Centerstate Banks of Florida, Inc.	120,566	1,280,411
Central Pacific Financial Corp.	124,369	2,367,986
Central Valley Community Bancorp	8,755	99,369
Century Bancorp, Inc. Class A (non-vtg.)	7,814	260,519
Chemical Financial Corp.	114,671	3,295,645
Chemung Financial Corp. (d)	11,097	318,706
CIT Group, Inc.	680,389	30,263,703
Citizens & Northern Corp.	30,086	561,706
Citizens Holding Co.	2,280	42,089
City Holding Co. (d)	63,236	2,732,428
City National Corp.	169,112	12,022,172
CNB Financial Corp., Pennsylvania	29,694	497,375
CoBiz, Inc.	133,405	1,383,410
Colony Bankcorp, Inc. (a)	4,518	27,108
Columbia Banking Systems, Inc. (d)	193,061	4,782,121
Commerce Bancshares, Inc.	298,616	12,962,921
Community Bank System, Inc. (d)	176,437	6,265,278
Community Trust Bancorp, Inc.	65,799	2,258,222
CommunityOne Bancorp (a)(d)	21,639	209,033
ConnectOne Bancorp, Inc. (a)	1,447	69,543
CU Bancorp (a)	19,967	366,594
Cullen/Frost Bankers, Inc.	188,458	14,107,966
CVB Financial Corp. (d)	323,112	4,710,973
Eagle Bancorp, Inc., Maryland (d)	81,397	2,602,262
East West Bancorp, Inc.	515,537	17,260,179
Eastern Virginia Bankshares, Inc. (a)	3,557	23,832
Enterprise Bancorp, Inc.	14,913	291,549
Enterprise Financial Services Corp.	58,302	1,018,536
Farmers Capital Bank Corp. (a)	21,180	404,750
Farmers National Banc Corp. (d)	41,229	316,020
Fidelity Southern Corp.	42,096	563,244
Financial Institutions, Inc.	39,884	919,725
First Bancorp, North Carolina	53,974	975,850
First Bancorp, Puerto Rico (a)	367,628	1,790,348
First Busey Corp.	203,523	1,131,588
First Citizen Bancshares, Inc.	29,067	6,388,345
First Commonwealth Financial Corp. (d)	367,622	3,161,549
First Community Bancshares, Inc.	40,060	584,876
First Connecticut Bancorp, Inc.	47,822	744,589
First Financial Bancorp, Ohio	253,298	4,118,625
First Financial Bankshares, Inc. (d)	109,188	6,494,502
First Financial Corp., Indiana	30,489	979,916

	Shares	Value
First Financial Holdings, Inc. (d)	86,329	$ 5,082,188
First Financial Service Corp. (a)	745	2,645
First Horizon National Corp.	799,184	9,158,649
First Internet Bancorp	4,201	85,280
First Interstate Bancsystem, Inc.	80,392	2,063,663
First Merchants Corp.	134,492	2,668,321
First Midwest Bancorp, Inc., Delaware	296,196	4,739,136
First Niagara Financial Group, Inc.	1,212,732	10,441,623
First of Long Island Corp.	21,374	824,395
First Republic Bank	419,335	21,327,378
First Security Group, Inc. (a)(d)	66,387	136,757
First South Bancorp, Inc., Virginia	39,689	319,496
First United Corp. (a)	14,602	127,621
Firstbank Corp., Michigan	12,755	275,380
FirstMerit Corp.	583,090	10,886,290
Flushing Financial Corp.	108,236	2,152,814
FNB Corp., Pennsylvania	551,647	6,752,159
Fulton Financial Corp.	674,238	8,057,144
German American Bancorp, Inc.	36,253	977,018
Glacier Bancorp, Inc.	261,156	6,860,568
Great Southern Bancorp, Inc.	23,820	697,688
Guaranty Bancorp	48,684	671,839
Hampton Roads Bankshares, Inc. (a)(d)	275,254	454,169
Hancock Holding Co.	295,673	9,987,834
Hanmi Financial Corp. (d)	118,757	2,530,712
Hawthorn Bancshares, Inc.	6,989	93,722
Heartland Financial U.S.A., Inc.	46,074	1,116,373
Heritage Commerce Corp.	57,846	466,239
Heritage Financial Corp., Washington	78,345	1,233,934
Heritage Oaks Bancorp (a)	66,944	492,708
Home Bancshares, Inc.	172,783	5,271,609
HomeTrust Bancshares, Inc. (a)	58,805	890,308
Horizon Bancorp Industries	16,035	340,744
Hudson Valley Holding Corp.	46,314	828,557
IBERIABANK Corp. (d)	107,973	6,743,994
Independent Bank Corp.	78,883	1,040,467
Independent Bank Corp., Massachusetts (d)	97,956	3,546,007
Independent Bank Group, Inc.	17,935	838,461
International Bancshares Corp.	210,616	5,075,846
Intervest Bancshares Corp. Class A	47,999	356,153
Investors Bancorp, Inc.	1,166,274	12,595,759
Lakeland Bancorp, Inc.	95,008	986,183
Lakeland Financial Corp.	64,211	2,323,154
LCNB Corp. (d)	22,903	351,561
Macatawa Bank Corp. (d)	64,065	320,325
MainSource Financial Group, Inc.	52,647	876,573
MB Financial, Inc. (d)	196,866	5,283,883
MBT Financial Corp. (a)	11,988	61,498
Mercantile Bank Corp.	19,339	414,435
Merchants Bancshares, Inc.	14,012	426,665
Metro Bancorp, Inc. (a)	42,825	935,726
Middleburg Financial Corp.	14,592	266,304
Midsouth Bancorp, Inc.	24,320	457,946
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
MidWestOne Financial Group, Inc.	16,620	$ 392,066
Monarch Financial Holdings, Inc.	10,098	113,502
MutualFirst Financial, Inc.	7,773	147,687
National Bank Holdings Corp. (d)	165,480	3,238,444
National Bankshares, Inc. (d)	16,169	509,324
National Penn Bancshares, Inc.	448,215	4,607,650
NBT Bancorp, Inc.	184,680	4,195,930
NewBridge Bancorp (a)	47,976	359,820
North Valley Bancorp (a)	24,641	525,839
Northeast Bancorp	15,002	144,019
Northrim Bancorp, Inc.	12,118	299,315
Norwood Financial Corp.	3,054	87,192
OBA Financial Services, Inc. (a)	8,429	178,273
OFG Bancorp (d)	165,486	2,988,677
Ohio Valley Banc Corp.	7,485	168,413
Old National Bancorp, Indiana	387,022	5,236,408
Old Second Bancorp, Inc. (a)	62,741	295,510
OmniAmerican Bancorp, Inc.	40,042	963,811
Orrstown Financial Services, Inc. (a)	18,291	299,058
Pacific Continental Corp.	53,561	740,213
Pacific Mercantile Bancorp (a)	29,298	196,004
Pacific Premier Bancorp, Inc. (a)	43,054	607,922
PacWest Bancorp (d)	321,142	12,980,560
Park National Corp. (d)	56,417	4,211,529
Park Sterling Corp.	124,780	804,831
Patriot National Bancorp, Inc. (a)	14,022	18,369
Peapack-Gladstone Financial Corp.	21,894	433,063
Penns Woods Bancorp, Inc.	11,224	517,090
Peoples Bancorp of North Carolina	1,842	31,259
Peoples Bancorp, Inc.	30,044	739,082
Peoples Financial Corp., Mississippi	7,232	97,487
Pinnacle Financial Partners, Inc. (d)	116,895	4,035,215
Popular, Inc. (a)	360,656	10,884,598
Porter Bancorp, Inc. (a)	3,733	3,360
Preferred Bank, Los Angeles (a)	36,942	832,303
Premier Financial Bancorp, Inc.	6,092	89,674
PrivateBancorp, Inc.	237,128	6,333,689
Prosperity Bancshares, Inc. (d)	204,652	11,896,421
QCR Holdings, Inc.	6,005	102,866
Renasant Corp.	118,996	3,292,619
Republic Bancorp, Inc., Kentucky Class A	38,600	897,450
Republic First Bancorp, Inc. (a)	44,636	223,180
Royal Bancshares of Pennsylvania, Inc.:
Class A (a)	6,704	15,151
rights (a)	6,704	7,106
S&T Bancorp, Inc.	100,024	2,427,582
Sandy Spring Bancorp, Inc.	80,527	1,909,295
SB Financial Group, Inc.	532	4,277
Seacoast Banking Corp., Florida (a)	75,186	801,483
Shore Bancshares, Inc. (a)(d)	20,686	190,518
Sierra Bancorp	34,690	549,143

	Shares	Value
Signature Bank (a)(d)	163,393	$ 18,924,177
Simmons First National Corp. Class A	59,253	2,407,449
Southern National Bancorp of Virginia, Inc.	12,282	128,101
Southside Bancshares, Inc. (d)	60,881	1,571,947
Southwest Bancorp, Inc., Oklahoma	58,607	1,008,040
State Bank Financial Corp.	129,459	2,085,584
Sterling Bancorp	304,891	3,454,415
Stock Yards Bancorp, Inc.	39,985	1,141,972
Suffolk Bancorp (a)	30,287	683,578
Summit Financial Group, Inc. (a)	1,800	18,864
Sun Bancorp, Inc., New Jersey (a)	158,883	598,989
Susquehanna Bancshares, Inc.	634,995	6,273,751
SVB Financial Group (a)(d)	172,062	18,143,938
Synovus Financial Corp.	483,132	11,141,024
Taylor Capital Group, Inc. (a)(d)	53,053	1,124,193
TCF Financial Corp.	594,606	9,448,289
Texas Capital Bancshares, Inc. (a)(d)	145,503	7,449,754
The First Bancorp, Inc.	21,478	347,084
Tompkins Financial Corp.	43,997	2,030,462
TowneBank (d)	85,203	1,329,167
Trico Bancshares	46,177	1,056,992
Trustmark Corp.	245,441	5,681,959
Two River Bancorp	1,393	11,799
UMB Financial Corp.	129,352	7,140,230
Umpqua Holdings Corp. (d)	603,531	10,000,509
Union Bankshares Corp.	176,041	4,395,744
Union Bankshares, Inc.	388	9,184
United Bancorp, Inc.	370	2,760
United Bankshares, Inc., West Virginia	234,880	7,116,864
United Community Banks, Inc., Georgia	141,348	2,168,278
United Security Bancshares, Inc. (a)	8,545	70,069
United Security Bancshares, California	7,870	44,466
Univest Corp. of Pennsylvania	47,341	985,640
Valley National Bancorp	708,708	6,867,381
VantageSouth Bancshares, Inc. (a)(d)	11,111	67,666
ViewPoint Financial Group (d)	138,306	3,436,904
Washington Trust Bancorp, Inc. (d)	39,990	1,368,058
Webster Financial Corp.	330,195	9,879,434
WesBanco, Inc.	112,373	3,308,261
West Bancorp., Inc.	33,706	485,703
Westamerica Bancorp. (d)	98,932	4,844,700
Westbury Bancorp, Inc. (a)	13,612	194,379
Western Alliance Bancorp. (a)	263,514	6,029,200
Wilshire Bancorp, Inc.	241,743	2,439,187
Wintrust Financial Corp.	166,487	7,255,503
Xenith Bankshares, Inc. (a)	17,541	105,071
Yadkin Financial Corp. (a)(d)	44,751	843,556
		669,452,871
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)(d)	183,518	34,611,495
Arlington Asset Investment Corp. (d)	62,603	1,730,973
Artisan Partners Asset Management, Inc.	109,529	6,300,108
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BGC Partners, Inc. Class A	622,108	$ 4,354,756
Calamos Asset Management, Inc. Class A (d)	63,145	786,155
CIFI Corp.	13,714	118,626
Cohen & Steers, Inc. (d)	64,487	2,611,079
Cowen Group, Inc. Class A (a)	378,186	1,561,908
Diamond Hill Investment Group, Inc.	8,492	1,036,109
Eaton Vance Corp. (non-vtg.) (d)	427,500	15,881,625
Evercore Partners, Inc. Class A	124,170	6,834,317
FBR & Co. (a)	35,461	925,532
Federated Investors, Inc. Class B (non-vtg.) (d)	332,357	9,395,732
Financial Engines, Inc.	175,557	7,145,170
FXCM, Inc. Class A	131,893	1,764,728
GAMCO Investors, Inc. Class A	14,987	1,140,511
GFI Group, Inc.	245,607	830,152
Gleacher & Co., Inc. (a)	9,266	109,061
Greenhill & Co., Inc.	95,769	4,761,635
HFF, Inc.	120,005	3,878,562
ICG Group, Inc. (a)(d)	132,306	2,556,152
Institutional Financial Markets, Inc.	16,813	37,325
INTL FCStone, Inc. (a)(d)	50,495	930,118
Investment Technology Group, Inc. (a)	123,406	2,360,757
Janus Capital Group, Inc. (d)	520,876	6,083,832
JMP Group, Inc.	44,707	290,596
KCG Holdings, Inc. Class A	337,844	4,050,750
Ladenburg Thalmann Financial Services, Inc. (a)(d)	345,921	1,048,141
LPL Financial	274,443	12,871,377
Manning & Napier, Inc. Class A	49,011	837,598
Marcus & Millichap, Inc.	40,476	823,687
Oppenheimer Holdings, Inc. Class A (non-vtg.)	35,627	819,421
Piper Jaffray Companies (a)(d)	58,981	2,596,933
Pzena Investment Management, Inc.	50,731	521,007
Raymond James Financial, Inc.	418,914	20,275,438
RCS Capital Corp. Class A (d)	7,987	207,662
Safeguard Scientifics, Inc. (a)(d)	76,767	1,464,714
SEI Investments Co.	494,112	16,271,108
Silvercrest Asset Management Group Class A	16,670	290,225
Stifel Financial Corp. (a)	203,928	9,217,546
SWS Group, Inc. (a)	96,417	692,274
TD Ameritrade Holding Corp. (d)	806,038	24,455,193
Teton Advisors, Inc. (a)	145	5,800
U.S. Global Investments, Inc. Class A	36,632	121,985
Virtus Investment Partners, Inc.	25,323	4,671,840
Waddell & Reed Financial, Inc. Class A	285,087	17,213,553
Walter Investment Management Corp. (a)(d)	132,164	3,820,861

	Shares	Value
Westwood Holdings Group, Inc.	23,724	$ 1,394,022
WisdomTree Investments, Inc. (a)(d)	344,273	3,576,996
		245,285,145
Consumer Finance - 0.4%
Asta Funding, Inc. (a)	25,295	211,972
Atlanticus Holdings Corp. (a)(d)	33,601	91,395
Cash America International, Inc.	101,875	4,840,081
Consumer Portfolio Services, Inc. (a)	46,149	338,734
Credit Acceptance Corp. (a)(d)	36,903	4,819,532
DFC Global Corp. (a)	126,272	1,183,169
Encore Capital Group, Inc. (a)(d)	79,228	3,429,780
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	2,414,489
First Cash Financial Services, Inc. (a)(d)	101,068	5,308,091
First Marblehead Corp. (a)(d)	22,462	95,688
Green Dot Corp. Class A (a)(d)	107,050	1,966,509
Imperial Holdings, Inc. (a)(d)	65,789	428,286
JGWPT Holdings, Inc.	37,576	400,560
Nelnet, Inc. Class A	66,911	2,754,726
Nicholas Financial, Inc. (d)	73,640	1,073,671
Portfolio Recovery Associates, Inc. (a)(d)	173,477	9,678,282
QC Holdings, Inc.	15,915	35,013
Regional Management Corp. (a)	35,651	513,018
Santander Consumer U.S.A. Holdings, Inc.	271,295	5,330,947
SLM Corp.	1,451,322	12,495,882
Springleaf Holdings, Inc. (d)	77,086	1,809,208
World Acceptance Corp. (a)(d)	35,872	2,833,529
		62,052,562
Diversified Financial Services - 0.5%
California First National Bancorp	1,545	23,577
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	303,425	15,377,579
Gain Capital Holdings, Inc.	46,117	363,863
Interactive Brokers Group, Inc.	167,002	3,844,386
Life Partners Holdings, Inc. (d)	51,198	129,019
MarketAxess Holdings, Inc. (d)	130,538	6,964,202
Marlin Business Services Corp.	30,461	634,503
MicroFinancial, Inc.	17,898	139,425
MSCI, Inc. Class A (a)(d)	405,489	17,500,905
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	80,504	1,083,584
PHH Corp. (a)(d)	177,919	4,531,597
PICO Holdings, Inc. (a)	85,950	1,993,181
Resource America, Inc. Class A	40,172	343,872
Vector Capital Corp. rights (a)	49,572	1
Voya Financial, Inc.	478,434	17,127,937
		70,057,631
Insurance - 4.2%
Alleghany Corp. (a)	56,860	23,944,883
Allied World Assurance Co. Holdings Ltd. (d)	344,037	12,901,388
AMBAC Financial Group, Inc. (a)(d)	152,251	4,290,433
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co. (d)	243,952	$ 5,493,799
American Financial Group, Inc.	240,303	14,028,889
American National Insurance Co.	20,273	2,321,259
Amerisafe, Inc.	64,594	2,487,515
Amtrust Financial Services, Inc. (d)	107,778	4,602,121
Arch Capital Group Ltd. (a)	403,442	22,967,953
Argo Group International Holdings, Ltd.	94,402	4,573,777
Arthur J. Gallagher & Co.	522,078	23,926,835
Aspen Insurance Holdings Ltd. (d)	222,410	10,219,740
Assured Guaranty Ltd.	562,968	13,747,679
Axis Capital Holdings Ltd.	364,478	16,762,343
Baldwin & Lyons, Inc. Class B	20,123	512,935
Blue Capital Reinsurance Holdings Ltd.	8,864	159,020
Brown & Brown, Inc.	409,155	12,352,389
Citizens, Inc. Class A (a)(d)	125,739	838,679
CNA Financial Corp.	130,900	5,259,562
CNO Financial Group, Inc.	750,966	12,113,082
Crawford & Co. Class B	75,057	735,559
Donegal Group, Inc. Class A	26,385	384,957
eHealth, Inc. (a)(d)	61,993	2,282,582
EMC Insurance Group	15,559	480,462
Employers Holdings, Inc.	112,132	2,358,136
Endurance Specialty Holdings Ltd. (d)	150,695	7,793,945
Enstar Group Ltd. (a)(d)	37,704	5,312,494
Erie Indemnity Co. Class A	90,767	6,873,785
Everest Re Group Ltd.	160,368	25,662,087
FBL Financial Group, Inc. Class A	39,936	1,745,603
Federated National Holding Co.	29,722	696,684
Fidelity & Guaranty Life	35,338	756,233
Fidelity National Financial, Inc. Class A	948,364	31,618,456
First Acceptance Corp. (a)	24,679	65,399
First American Financial Corp. (d)	374,094	10,482,114
Fortegra Financial Corp. (a)	15,197	108,659
Global Indemnity PLC (a)(d)	37,631	994,964
Greenlight Capital Re, Ltd. (a)	101,968	3,231,366
Hallmark Financial Services, Inc. (a)	27,548	269,695
Hanover Insurance Group, Inc.	149,874	8,999,934
HCC Insurance Holdings, Inc.	353,829	16,622,886
HCI Group, Inc. (d)	31,967	1,239,361
Health Insurance Innovations (a)(d)	12,600	126,756
Hilltop Holdings, Inc. (a)	229,448	4,761,046
Horace Mann Educators Corp.	145,844	4,260,103
Independence Holding Co.	12,745	181,489
Infinity Property & Casualty Corp.	40,020	2,561,680
Investors Title Co.	2,693	185,332
Kansas City Life Insurance Co.	10,866	469,411
Kemper Corp.	177,471	6,202,611
Maiden Holdings Ltd. (d)	199,442	2,441,170
Markel Corp. (a)(d)	48,651	31,147,343
MBIA, Inc. (a)(d)	476,702	5,606,016

	Shares	Value
Meadowbrook Insurance Group, Inc.	152,822	$ 1,040,718
Mercury General Corp.	134,838	6,357,612
Montpelier Re Holdings Ltd. (d)	152,603	4,797,838
National Interstate Corp.	62,455	1,766,852
National Western Life Insurance Co. Class A	7,764	1,899,928
Navigators Group, Inc. (a)	39,815	2,480,873
Old Republic International Corp.	819,107	14,006,730
OneBeacon Insurance Group Ltd.	70,626	1,079,872
PartnerRe Ltd.	159,267	17,100,498
Phoenix Companies, Inc. (a)	19,856	951,698
Platinum Underwriters Holdings Ltd.	104,849	6,726,063
Primerica, Inc.	191,894	8,642,906
ProAssurance Corp.	219,827	9,991,137
Protective Life Corp.	270,296	14,136,481
Reinsurance Group of America, Inc. (d)	232,352	18,160,632
RenaissanceRe Holdings Ltd.	137,346	14,307,333
RLI Corp.	121,598	5,423,271
Safety Insurance Group, Inc.	47,297	2,439,579
Selective Insurance Group, Inc.	202,333	4,809,455
StanCorp Financial Group, Inc.	147,970	8,892,997
State Auto Financial Corp.	46,427	1,003,287
Stewart Information Services Corp. (d)	72,916	2,339,145
Symetra Financial Corp.	339,358	7,075,614
Third Point Reinsurance Ltd.	89,837	1,370,014
Tower Group International Ltd. (d)	117,565	252,765
United Fire Group, Inc.	77,762	2,157,896
United Insurance Holdings Corp.	59,225	1,045,321
Universal Insurance Holdings, Inc.	99,404	1,241,556
Validus Holdings Ltd.	309,664	11,559,757
W.R. Berkley Corp.	363,501	16,201,240
White Mountains Insurance Group Ltd.	19,596	11,571,830
Willis Group Holdings PLC (d)	613,134	25,714,840
		606,708,337
Real Estate Investment Trusts - 9.1%
Acadia Realty Trust (SBI) (d)	200,571	5,533,754
AG Mortgage Investment Trust, Inc.	104,641	1,988,179
Agree Realty Corp.	53,329	1,644,666
Alexanders, Inc.	8,052	2,955,084
Alexandria Real Estate Equities, Inc.	241,982	18,412,410
Altisource Residential Corp. Class B	199,465	5,563,079
American Assets Trust, Inc.	122,663	4,207,341
American Campus Communities, Inc.	360,525	14,002,791
American Capital Agency Corp.	1,291,576	30,649,098
American Capital Mortgage Investment Corp.	184,016	3,759,447
American Homes 4 Rent Class A	176,591	3,111,533
American Realty Capital Properties, Inc.	3,077,758	38,194,977
American Residential Properties, Inc. (a)(d)	57,037	1,043,777
AmREIT, Inc. Class B	62,743	1,114,943
Annaly Capital Management, Inc. (d)	3,225,257	38,025,780
Anworth Mortgage Asset Corp.	536,989	2,899,741
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. (d)	139,860	$ 2,342,655
Apollo Residential Mortgage, Inc.	117,920	1,978,698
Arbor Realty Trust, Inc.	145,841	1,060,264
Ares Commercial Real Estate Corp.	140,190	1,756,581
Armada Hoffler Properties, Inc.	68,757	664,193
Armour Residential REIT, Inc.	1,242,005	5,402,722
Ashford Hospitality Prime, Inc.	75,016	1,222,761
Ashford Hospitality Trust, Inc. (d)	258,873	2,769,941
Associated Estates Realty Corp.	198,620	3,434,140
Aviv REIT, Inc.	87,661	2,432,593
BioMed Realty Trust, Inc.	624,919	13,560,742
Blackstone Mortgage Trust, Inc.	147,626	4,387,445
Brandywine Realty Trust (SBI) (d)	551,756	8,441,867
Brixmor Property Group, Inc. (d)	178,101	3,873,697
BRT Realty Trust (a)	8,802	63,110
Camden Property Trust (SBI) (d)	291,849	20,499,474
Campus Crest Communities, Inc. (d)	230,994	2,048,917
Capstead Mortgage Corp. (d)	334,305	4,402,797
CatchMark Timber Trust, Inc.	40,762	539,689
CBL & Associates Properties, Inc. (d)	582,546	10,963,516
Cedar Shopping Centers, Inc.	243,292	1,493,813
Chambers Street Properties (d)	831,672	6,653,376
Chatham Lodging Trust	91,880	2,067,300
Cherry Hill Mortgage Investment Corp.	38,323	743,466
Chesapeake Lodging Trust	181,447	5,292,809
Chimera Investment Corp.	3,534,506	11,133,694
CIM Commercial Trust Corp.	4,334	99,985
Colony Financial, Inc. (d)	302,431	6,701,871
Columbia Property Trust, Inc.	433,935	11,408,151
CommonWealth REIT	380,381	10,007,824
Coresite Realty Corp.	71,084	2,253,363
Corporate Office Properties Trust (SBI) (d)	299,879	8,261,666
Corrections Corp. of America (d)	400,060	13,013,952
Cousins Properties, Inc.	652,177	7,826,124
CubeSmart (d)	439,515	8,016,754
CyrusOne, Inc.	66,522	1,522,023
CYS Investments, Inc.	568,403	5,252,044
DCT Industrial Trust, Inc. (d)	1,016,781	8,052,906
DDR Corp.	970,023	16,791,098
DiamondRock Hospitality Co.	683,140	8,484,599
Digital Realty Trust, Inc.	467,993	26,909,598
Douglas Emmett, Inc.	446,745	12,683,091
Duke Realty LP	1,110,574	19,657,160
DuPont Fabros Technology, Inc. (d)	226,166	5,783,065
Dynex Capital, Inc.	174,008	1,505,169
EastGroup Properties, Inc. (d)	104,946	6,680,862
Education Realty Trust, Inc.	391,132	4,091,241
Ellington Residential Mortgage REIT	20,297	352,153
Empire State Realty Trust, Inc.	283,009	4,638,518
EPR Properties	180,913	9,754,829

	Shares	Value
Equity Lifestyle Properties, Inc.	283,408	$ 12,396,266
Equity One, Inc.	248,419	5,703,700
Excel Trust, Inc.	176,835	2,334,222
Extra Space Storage, Inc.	371,732	19,460,170
Federal Realty Investment Trust (SBI) (d)	223,355	26,695,390
FelCor Lodging Trust, Inc.	371,704	3,657,567
First Industrial Realty Trust, Inc. (d)	358,978	6,655,452
First Potomac Realty Trust	225,311	2,947,068
Five Oaks Investment Corp.	46,855	563,666
Franklin Street Properties Corp.	330,769	4,141,228
Gaming & Leisure Properties (d)	302,277	10,144,416
Getty Realty Corp.	107,657	2,103,618
Gladstone Commercial Corp.	58,842	1,057,391
Glimcher Realty Trust (d)	521,855	5,750,842
Government Properties Income Trust (d)	202,758	5,174,384
Gramercy Property Trust, Inc. (d)	335,746	1,970,829
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	58,976	830,972
Hatteras Financial Corp.	327,863	6,652,340
Healthcare Realty Trust, Inc. (d)	340,996	8,501,030
Healthcare Trust of America, Inc.	608,455	7,362,306
Hersha Hospitality Trust	687,145	4,349,628
Highwoods Properties, Inc. (SBI) (d)	293,594	11,914,045
Home Properties, Inc. (d)	199,926	12,431,399
Hospitality Properties Trust (SBI)	509,524	14,781,291
Hudson Pacific Properties, Inc.	195,389	4,630,719
Independence Realty Trust, Inc. (d)	40,535	368,463
Inland Real Estate Corp.	321,850	3,418,047
Invesco Mortgage Capital, Inc. (d)	454,438	8,070,819
Investors Real Estate Trust (d)	406,479	3,609,534
iStar Financial, Inc. (a)(d)	299,680	4,327,379
JAVELIN Mortgage Investment Corp. (d)	46,815	628,725
Kilroy Realty Corp. (d)	276,757	16,765,939
Kite Realty Group Trust	475,019	2,949,868
LaSalle Hotel Properties (SBI)	370,569	12,225,071
Lexington Corporate Properties Trust (d)	707,276	8,027,583
Liberty Property Trust (SBI) (d)	506,504	19,606,770
LTC Properties, Inc.	126,368	5,021,864
Mack-Cali Realty Corp.	307,454	6,687,125
Medical Properties Trust, Inc.	596,903	8,070,129
MFA Financial, Inc.	1,217,966	10,023,860
Mid-America Apartment Communities, Inc. (d)	252,885	18,296,230
Monmouth Real Estate Investment Corp. Class A	163,442	1,547,796
National Health Investors, Inc. (d)	101,862	6,388,785
National Retail Properties, Inc. (d)	411,246	14,385,385
New Residential Investment Corp.	967,565	6,134,362
New York Mortgage Trust, Inc. (d)	281,978	2,244,545
Newcastle Investment Corp.	1,191,108	5,741,141
NorthStar Realty Finance Corp. (d)	1,116,907	18,484,811
Omega Healthcare Investors, Inc. (d)	424,316	15,653,017
One Liberty Properties, Inc.	41,157	884,876
Orchid Island Capital, Inc.	19,757	256,248
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc.	268,779	$ 5,367,517
Pebblebrook Hotel Trust (d)	225,723	8,022,195
Pennsylvania Real Estate Investment Trust (SBI)	231,409	4,153,792
PennyMac Mortgage Investment Trust	253,652	5,357,130
Physicians Realty Trust	99,817	1,378,473
Piedmont Office Realty Trust, Inc. Class A	550,830	10,256,455
Post Properties, Inc.	186,569	9,543,004
Potlatch Corp.	143,747	5,772,880
Power (REIT) (a)	1,227	11,166
Preferred Apartment Communities, Inc. Class A	30,796	260,534
PS Business Parks, Inc.	73,314	6,172,306
QTS Realty Trust, Inc. Class A (d)	55,322	1,609,870
RAIT Financial Trust (d)	248,382	1,947,315
Ramco-Gershenson Properties Trust (SBI)	248,170	4,119,622
Rayonier, Inc.	434,757	20,694,433
Realty Income Corp.	747,999	32,388,357
Redwood Trust, Inc.	288,721	5,627,172
Regency Centers Corp.	317,431	16,950,815
Resource Capital Corp.	496,427	2,859,420
Retail Opportunity Investments Corp.	238,066	3,761,443
Retail Properties America, Inc.	646,524	9,723,721
Rexford Industrial Realty, Inc.	54,330	759,533
RLJ Lodging Trust (d)	450,954	12,495,935
Rouse Properties, Inc. (d)	120,998	1,974,687
Ryman Hospitality Properties, Inc. (d)	170,471	7,863,827
Sabra Health Care REIT, Inc.	158,826	4,650,425
Saul Centers, Inc.	48,695	2,344,664
Select Income (REIT) (d)	124,102	3,565,450
Senior Housing Properties Trust (SBI) (d)	690,230	16,551,715
Silver Bay Realty Trust Corp.	142,660	2,264,014
SL Green Realty Corp. (d)	316,711	34,676,687
SoTHERLY Hotels, Inc.	27,804	202,969
Sovran Self Storage, Inc.	112,806	8,663,501
Spirit Realty Capital, Inc.	1,298,585	14,661,025
Stag Industrial, Inc.	159,251	3,814,061
Starwood Property Trust, Inc. (d)	744,943	18,169,160
Starwood Waypoint Residential (a)	135,594	3,700,360
Strategic Hotel & Resorts, Inc. (a)(d)	594,160	6,476,344
Summit Hotel Properties, Inc.	314,054	3,153,102
Sun Communities, Inc. (d)	133,908	6,483,825
Sunstone Hotel Investors, Inc.	595,200	8,743,488
Supertel Hospitality, Inc., Maryland (a)	1,649	2,688
Supertel Hospitality, Inc., Maryland rights (a)	1,649	15
Tanger Factory Outlet Centers, Inc. (d)	319,785	11,326,785
Taubman Centers, Inc.	214,826	16,090,467
Terreno Realty Corp.	110,817	2,149,850
The Geo Group, Inc.	247,090	8,403,531
Trade Street Residential, Inc.	3,743	29,570

	Shares	Value
Two Harbors Investment Corp. (d)	1,199,964	$ 12,635,621
UDR, Inc.	844,039	23,227,953
UMH Properties, Inc.	62,287	617,887
Universal Health Realty Income Trust (SBI)	46,805	2,026,188
Urstadt Biddle Properties, Inc. Class A	86,921	1,801,003
Washington Prime Group, Inc. (a)	544,400	10,828,116
Washington REIT (SBI)	243,127	6,279,970
Weingarten Realty Investors (SBI)	382,090	12,146,641
Western Asset Mortgage Capital Corp. (d)	138,351	1,995,021
Whitestone REIT Class B	74,608	1,065,402
Winthrop Realty Trust	115,817	1,737,255
WP Carey, Inc. (d)	195,205	12,422,846
ZAIS Financial Corp. (d)	15,500	254,355
		1,316,346,773
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (d)	155,030	5,877,187
Altisource Portfolio Solutions SA (a)(d)	57,688	6,357,794
American Realty Investments, Inc. (a)	1,965	12,655
AV Homes, Inc. (a)	36,082	598,600
Consolidated-Tomoka Land Co.	15,168	701,520
Forest City Enterprises, Inc. Class A (a)(d)	547,740	10,423,492
Forestar Group, Inc. (a)(d)	117,514	2,047,094
Gladstone Land Corp.	66,704	745,751
Howard Hughes Corp. (a)	109,863	16,268,513
InterGroup Corp. (a)	336	5,937
Jones Lang LaSalle, Inc.	152,403	18,484,960
Kennedy-Wilson Holdings, Inc.	235,554	5,834,673
Maui Land & Pineapple, Inc. (a)(d)	17,943	144,621
RE/MAX Holdings, Inc. (d)	43,468	1,248,836
Realogy Holdings Corp. (a)(d)	495,918	18,438,231
Tejon Ranch Co. (a)(d)	51,333	1,563,090
The St. Joe Co. (a)(d)	333,458	7,849,601
Transcontinental Realty Investors, Inc. (a)	1,497	18,039
ZipRealty, Inc. (a)	28,991	92,771
		96,713,365
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp. (d)	297,236	3,798,676
Bank Mutual Corp.	123,703	749,640
BankFinancial Corp.	56,765	567,082
BBX Capital Corp. (a)(d)	42,087	834,164
Beneficial Mutual Bancorp, Inc. (a)	123,974	1,674,889
Berkshire Hills Bancorp, Inc.	93,712	2,117,891
BofI Holding, Inc. (a)(d)	44,261	3,400,573
Brookline Bancorp, Inc., Delaware	255,272	2,282,132
Cape Bancorp, Inc.	25,193	270,321
Capitol Federal Financial, Inc.	470,721	5,695,724
Charter Financial Corp.	19,819	216,225
Cheviot Financial Corp.	44	503
Chicopee Bancorp, Inc.	13,096	222,632
Clifton Bancorp, Inc.	24,683	296,690
Dime Community Bancshares, Inc.	111,333	1,683,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp. (a)(d)	18,344	$ 72,092
Elmira Savings Bank	185	4,063
ESB Financial Corp. (d)	37,377	470,576
ESSA Bancorp, Inc.	32,482	344,634
Essent Group Ltd. (d)	83,137	1,658,583
EverBank Financial Corp. (d)	292,629	5,574,582
Farmer Mac Class C (non-vtg.)	32,591	1,010,973
First Clover Leaf Financial Corp.	10,566	99,637
First Defiance Financial Corp.	27,762	783,721
First Federal Bancshares of Arkansas, Inc. (a)	4,711	38,112
First Financial Northwest, Inc.	34,706	383,154
Flagstar Bancorp, Inc. (a)	76,212	1,296,366
Fox Chase Bancorp, Inc.	32,985	529,409
Franklin Financial Corp./VA (a)(d)	27,950	558,441
Hampden Bancorp, Inc.	5,136	83,255
Heritage Financial Group, Inc.	17,720	324,276
HF Financial Corp.	632	8,658
Hingham Institution for Savings	1,083	79,601
HMN Financial, Inc. (a)	2,852	31,515
Home Bancorp, Inc. (a)	15,826	326,807
Home Loan Servicing Solutions Ltd. (d)	220,032	4,906,714
HomeStreet, Inc.	35,323	632,988
HopFed Bancorp, Inc.	11,426	129,571
IF Bancorp, Inc.	11,597	189,147
Impac Mortgage Holdings, Inc. (a)(d)	20,302	116,940
Kearny Financial Corp. (a)(d)	52,612	748,143
Ladder Capital Corp. Class A	51,189	949,556
Madison County Financial, Inc.	11,541	208,315
Meridian Interstate Bancorp, Inc. (a)	30,705	798,330
Meta Financial Group, Inc.	16,401	614,545
MGIC Investment Corp. (a)(d)	1,183,447	10,035,631
NASB Financial, Inc. (d)	3,724	86,322
Nationstar Mortgage Holdings, Inc. (a)(d)	75,479	2,638,746
New Hampshire Thrift Bancshare	20,505	298,348
New York Community Bancorp, Inc. (d)	1,497,470	22,881,342
NMI Holdings, Inc. (a)(d)	20,200	220,988
Northfield Bancorp, Inc.	229,986	2,992,118
Northwest Bancshares, Inc. (d)	341,018	4,538,950
Ocean Shore Holding Co.	5,120	74,803
OceanFirst Financial Corp.	42,221	689,891
Ocwen Financial Corp. (a)	404,151	14,173,576
Oneida Financial Corp.	2,810	35,743
Oritani Financial Corp.	159,392	2,402,037
PennyMac Financial Services, Inc.	71,101	1,128,373
Peoples Federal Bancshares, Inc. (d)	9,219	170,552
Poage Bankshares, Inc.	6,654	95,485
Provident Financial Holdings, Inc.	21,034	304,993
Provident Financial Services, Inc.	193,312	3,272,772
Pulaski Financial Corp.	11,679	129,053
Radian Group, Inc. (d)	652,386	9,407,406

	Shares	Value
Riverview Bancorp, Inc. (a)	20,156	$ 74,779
Security National Financial Corp. Class A	22,623	87,777
SI Financial Group, Inc.	15,322	170,687
Simplicity Bancorp, Inc.	22,747	388,974
Southern Missouri Bancorp, Inc.	3,317	116,792
Stonegate Mortgage Corp. (a)(d)	38,473	585,944
Territorial Bancorp, Inc.	28,348	584,819
TFS Financial Corp. (a)	321,262	4,330,612
Timberland Bancorp, Inc.	12,774	137,321
Tree.com, Inc. (a)	19,805	502,057
Trustco Bank Corp., New York	336,648	2,164,647
United Community Financial Corp. (a)	251,020	986,509
United Financial Bancorp, Inc. New	170,190	2,292,459
Walker & Dunlop, Inc. (a)(d)	71,009	1,049,513
Washington Federal, Inc.	359,078	7,479,595
Waterstone Financial, Inc. Maryland	32,153	347,252
Westfield Financial, Inc.	94,628	683,214
WSFS Financial Corp.	29,090	1,975,793
		146,319,074
TOTAL FINANCIALS		3,212,935,758
HEALTH CARE - 11.3%
Biotechnology - 3.2%
Aastrom Biosciences, Inc. (a)(d)	10,915	55,121
ACADIA Pharmaceuticals, Inc. (a)(d)	285,190	5,889,174
Acceleron Pharma, Inc. (d)	27,241	808,513
Achillion Pharmaceuticals, Inc. (a)(d)	295,602	801,081
Acorda Therapeutics, Inc. (a)	152,201	5,004,369
Advaxis, Inc. (a)(d)	40,574	110,361
Aegerion Pharmaceuticals, Inc. (a)(d)	86,713	2,848,522
Agenus, Inc. (a)(d)	180,276	544,434
Agios Pharmaceuticals, Inc. (d)	32,363	1,137,883
Alkermes PLC (a)(d)	500,607	22,932,807
Alnylam Pharmaceuticals, Inc. (a)(d)	219,249	12,999,273
AMAG Pharmaceuticals, Inc. (a)(d)	69,941	1,279,920
Ambit Biosciences Corp. (d)	30,440	210,340
Amicus Therapeutics, Inc. (a)(d)	103,509	245,316
Anacor Pharmaceuticals, Inc. (a)(d)	103,358	1,395,333
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	267,282
ARCA biopharma, Inc. (a)	25,653	37,710
Arena Pharmaceuticals, Inc. (a)(d)	771,983	4,747,695
Argos Therapeutics, Inc. (a)(d)	17,493	140,644
ARIAD Pharmaceuticals, Inc. (a)(d)	640,912	4,140,292
ArQule, Inc. (a)	171,131	244,717
Array BioPharma, Inc. (a)(d)	359,134	1,508,363
Arrowhead Research Corp. (a)(d)	166,812	2,098,495
Athersys, Inc. (a)(d)	250,029	445,052
Auspex Pharmaceuticals, Inc. (d)	22,179	469,086
AVEO Pharmaceuticals, Inc. (a)(d)	170,406	189,151
BIND Therapeutics, Inc. (d)	24,951	212,084
BioCryst Pharmaceuticals, Inc. (a)(d)	188,333	1,875,797
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)(d)	490,820	$ 28,447,927
Biospecifics Technologies Corp. (a)	11,833	319,254
Biota Pharmaceuticals, Inc. (a)	106,873	287,488
BioTime, Inc. (a)(d)	128,062	370,099
Bluebird Bio, Inc. (d)	28,596	661,140
Cancer Genetics, Inc. (a)(d)	27,876	285,450
Cara Therapeutics, Inc. (d)	15,740	216,897
Catalyst Pharmaceutical Partners, Inc. (a)(d)	212,099	466,618
Cel-Sci Corp. (a)(d)	195,290	214,819
Cell Therapeutics, Inc. (a)(d)	498,131	1,464,505
Celladon Corp. (a)(d)	17,539	156,623
Celldex Therapeutics, Inc. (a)(d)	298,393	4,359,522
Cellular Dynamics International, Inc. (d)	13,046	147,289
Celsion Corp. (a)(d)	37,190	120,496
Cepheid, Inc. (a)(d)	234,179	10,549,764
Chelsea Therapeutics International Ltd. (a)(d)	245,313	1,601,894
ChemoCentryx, Inc. (a)(d)	80,697	434,150
Chimerix, Inc. (a)(d)	53,588	988,699
Cleveland Biolabs, Inc. (a)(d)	93,847	54,459
Clovis Oncology, Inc. (a)	99,067	5,073,221
Conatus Pharmaceuticals, Inc. (d)	20,891	129,315
Concert Pharmaceuticals, Inc. (d)	17,046	150,687
CorMedix, Inc. (a)(d)	49,454	71,708
Coronado Biosciences, Inc. (a)(d)	94,005	169,209
Cubist Pharmaceuticals, Inc. (d)	256,589	17,088,827
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	272,013	484,183
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	188,967
Cytokinetics, Inc. (a)(d)	102,239	510,173
Cytori Therapeutics, Inc. (a)(d)	195,899	472,117
CytRx Corp. (a)(d)	159,962	668,641
DARA BioSciences, Inc. (a)(d)	4,466	5,315
Dendreon Corp. (a)(d)	576,266	1,244,735
Dicerna Pharmaceuticals, Inc. (d)	20,848	336,904
Discovery Laboratories, Inc. (a)(d)	290,135	542,552
Durata Therapeutics, Inc. (a)(d)	32,482	517,113
Dyax Corp. (a)	454,085	3,746,201
Dynavax Technologies Corp. (a)(d)	919,827	1,324,551
Eagle Pharmaceuticals, Inc.	9,491	112,468
Eleven Biotherapeutics, Inc. (d)	16,387	176,980
Emergent BioSolutions, Inc. (a)(d)	97,373	2,112,020
Enanta Pharmaceuticals, Inc. (a)(d)	16,537	628,075
EntreMed, Inc. (a)	37,512	64,896
Enzon Pharmaceuticals, Inc. (d)	134,828	121,534
Epizyme, Inc. (d)	38,847	931,551
Esperion Therapeutics, Inc. (d)	17,081	260,656
Exact Sciences Corp. (a)(d)	273,573	3,687,764
Exelixis, Inc. (a)(d)	599,718	1,985,067
Fate Therapeutics, Inc. (d)	18,779	131,265

	Shares	Value
Fibrocell Science, Inc. (a)(d)	97,647	$ 292,941
Five Prime Therapeutics, Inc. (d)	27,200	353,328
Flexion Therapeutics, Inc. (d)	15,675	199,700
Foundation Medicine, Inc. (d)	25,039	594,175
Galectin Therapeutics, Inc. (a)(d)	80,065	1,035,240
Galena Biopharma, Inc. (a)(d)	464,147	1,067,538
Genocea Biosciences, Inc. (d)	18,731	355,140
Genomic Health, Inc. (a)(d)	59,800	1,554,202
GenVec, Inc. (a)(d)	39,959	99,098
Geron Corp. (a)(d)	495,598	1,030,844
GlycoMimetics, Inc. (d)	22,989	164,601
GTx, Inc. (a)(d)	79,767	132,413
Halozyme Therapeutics, Inc. (a)(d)	334,834	2,645,189
Harvard Apparatus (a)	15,331	118,049
Heat Biologics, Inc. (d)	8,898	42,888
Hemispherx Biopharma, Inc. (a)(d)	646,292	215,215
Heron Therapeutics, Inc. (a)	48,714	581,645
Hyperion Therapeutics, Inc. (a)(d)	18,970	555,252
iBio, Inc. (a)(d)	102,306	38,876
Idenix Pharmaceuticals, Inc. (a)(d)	429,462	2,692,727
Idera Pharmaceuticals, Inc. (a)(d)	239,487	694,512
ImmunoCellular Therapeutics Ltd. (a)(d)	177,102	237,317
ImmunoGen, Inc. (a)(d)	301,232	3,560,562
Immunomedics, Inc. (a)(d)	254,275	846,736
Incyte Corp. (a)(d)	517,562	25,645,197
Infinity Pharmaceuticals, Inc. (a)(d)	143,814	1,452,521
Inovio Pharmaceuticals, Inc. (a)(d)	773,377	1,740,098
Insmed, Inc. (a)(d)	107,814	1,416,676
Insys Therapeutics, Inc. (a)(d)	21,273	549,694
Intercept Pharmaceuticals, Inc. (a)	39,573	9,363,368
InterMune, Inc. (a)(d)	336,488	13,331,655
Intrexon Corp. (d)	37,626	793,532
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	401,292	5,746,501
Isis Pharmaceuticals, Inc. (a)(d)	403,731	11,797,020
IsoRay, Inc. (a)(d)	212,731	497,791
KaloBios Pharmaceuticals, Inc. (a)(d)	71,639	134,681
Karyopharm Therapeutics, Inc. (d)	27,979	734,449
Keryx Biopharmaceuticals, Inc. (a)(d)	316,167	4,173,404
Kindred Biosciences, Inc. (d)	44,644	754,484
KYTHERA Biopharmaceuticals, Inc. (a)(d)	55,762	1,866,354
La Jolla Pharmaceutical Co. (a)(d)	11,264	91,576
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	1,298,764
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	69,939	4,665,631
General CVR (a)	26,087	1,957
Glucagon CVR (a)	26,087	3,000
rights (a)	26,087	391
TR Beta CVR (a)	26,087	183
LipoScience, Inc. (a)	15,054	47,345
Lpath, Inc. (a)	36,191	141,145
Macrogenics, Inc.	30,033	560,416
MannKind Corp. (a)(d)	743,495	6,617,106
Mast Therapeutics, Inc. (a)(d)	531,478	345,461
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Medgenics, Inc. (a)(d)	46,119	$ 353,733
MediciNova, Inc. (a)(d)	47,646	94,339
Medivation, Inc. (a)(d)	263,021	19,155,819
MEI Pharma, Inc. (a)(d)	55,879	343,656
Merrimack Pharmaceuticals, Inc. (a)(d)	311,736	2,422,189
MiMedx Group, Inc. (a)(d)	292,637	1,600,724
Momenta Pharmaceuticals, Inc. (a)	168,915	2,092,857
Myriad Genetics, Inc. (a)(d)	249,963	8,288,773
Nanosphere, Inc. (a)(d)	212,254	286,543
NanoViricides, Inc. (a)(d)	143,363	507,505
Navidea Biopharmaceuticals, Inc. (a)(d)	444,645	706,986
Neuralstem, Inc. (a)(d)	278,617	1,198,053
Neurocrine Biosciences, Inc. (a)(d)	248,697	3,454,401
NewLink Genetics Corp. (a)(d)	58,339	1,196,533
Northwest Biotherapeutics, Inc. (a)(d)	109,855	656,933
Novavax, Inc. (a)(d)	635,933	2,995,244
NPS Pharmaceuticals, Inc. (a)(d)	324,208	10,092,595
Ohr Pharmaceutical, Inc. (a)(d)	72,370	616,592
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	198,141
OncoMed Pharmaceuticals, Inc. (d)	16,535	373,691
Onconova Therapeutics, Inc. (d)	17,664	85,670
Oncothyreon, Inc. (a)(d)	199,043	573,244
Opexa Therapeutics, Inc. (a)(d)	68,287	108,576
Ophthotech Corp. (d)	37,946	1,544,402
Opko Health, Inc. (a)(d)	760,079	6,551,881
Oragenics, Inc. (a)	27,929	57,254
Orexigen Therapeutics, Inc. (a)(d)	365,940	2,363,972
Organovo Holdings, Inc. (a)(d)	201,943	1,437,834
Osiris Therapeutics, Inc. (a)(d)	56,117	863,641
OvaScience, Inc. (a)(d)	39,789	288,470
OXiGENE, Inc. (a)(d)	55,832	148,513
Oxygen Biotherapeutics, Inc. (a)(d)	74,064	347,360
Palatin Technologies, Inc. (a)(d)	107,354	113,795
PDL BioPharma, Inc. (d)	546,035	5,116,348
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	1,072,264
Pharmacyclics, Inc. (a)(d)	235,996	20,963,525
PharmAthene, Inc. (a)(d)	123,056	201,812
Portola Pharmaceuticals, Inc. (d)	39,606	877,669
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,078,998
Prothena Corp. PLC (a)	73,496	1,530,187
PTC Therapeutics, Inc. (a)(d)	61,671	1,462,219
Puma Biotechnology, Inc. (a)(d)	68,386	5,226,742
Raptor Pharmaceutical Corp. (a)(d)	210,398	1,721,056
Receptos, Inc.	41,822	1,244,623
Regado Biosciences, Inc. (d)	74,220	465,359
Regulus Therapeutics, Inc. (a)(d)	53,984	363,312
Repligen Corp. (a)(d)	104,226	2,005,308
Retrophin, Inc. (a)(d)	13,480	197,078
Rexahn Pharmaceuticals, Inc. (a)(d)	462,428	425,896
Rigel Pharmaceuticals, Inc. (a)	289,108	951,165
RXi Pharmaceuticals Corp. (a)(d)	25,171	67,710

	Shares	Value
Sangamo Biosciences, Inc. (a)(d)	232,160	$ 3,050,582
Sarepta Therapeutics, Inc. (a)(d)	132,661	4,468,022
Seattle Genetics, Inc. (a)(d)	392,720	13,105,066
SIGA Technologies, Inc. (a)(d)	109,876	293,369
Sorrento Therapeutics, Inc. (a)	33,134	172,628
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	1,494,901
StemCells, Inc. (a)(d)	165,644	231,073
Stemline Therapeutics, Inc. (a)(d)	33,876	514,576
Sunesis Pharmaceuticals, Inc. (a)(d)	112,982	578,468
Synageva BioPharma Corp. (a)(d)	70,722	5,739,090
Synergy Pharmaceuticals, Inc. (a)(d)	261,133	1,133,317
Synta Pharmaceuticals Corp. (a)(d)	218,784	897,014
Synthetic Biologics, Inc. (a)(d)	102,779	141,835
Targacept, Inc. (a)(d)	150,431	564,116
Telik, Inc. (a)	3,787	5,491
TESARO, Inc. (a)(d)	65,581	1,747,078
TetraLogic Pharmaceuticals Corp. (d)	27,014	121,023
Tetraphase Pharmaceuticals, Inc. (a)	54,913	578,783
TG Therapeutics, Inc. (a)(d)	111,094	725,444
Theravance, Inc. (a)(d)	287,302	8,231,202
Threshold Pharmaceuticals, Inc. (a)(d)	165,509	638,865
Trevena, Inc.	27,823	122,143
Trovagene, Inc. (a)(d)	57,904	218,877
Ultragenyx Pharmaceutical, Inc. (d)	19,315	725,471
United Therapeutics Corp. (a)(d)	161,203	15,433,575
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,193,033
Venaxis, Inc. (a)	80,385	167,201
Verastem, Inc. (a)(d)	49,464	459,026
Vical, Inc. (a)(d)	229,477	275,372
Xencor, Inc. (d)	36,828	324,086
XOMA Corp. (a)(d)	238,944	989,228
Zalicus, Inc. (a)(d)	60,609	66,064
ZIOPHARM Oncology, Inc. (a)(d)	334,171	1,203,016
		461,301,417
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	78,882	3,259,404
Abiomed, Inc. (a)(d)	123,886	2,824,601
Accuray, Inc. (a)(d)	224,824	1,982,948
Alere, Inc. (a)(d)	264,567	9,463,562
Align Technology, Inc. (a)(d)	244,748	13,365,688
Allied Healthcare Products, Inc. (a)	4,954	12,435
Alliqua, Inc. (a)(d)	12,214	82,322
Alphatec Holdings, Inc. (a)	230,873	346,310
Amedica Corp.	11,614	69,568
Analogic Corp. (d)	42,044	2,872,446
Angiodynamics, Inc. (a)	99,901	1,431,581
Anika Therapeutics, Inc. (a)	43,574	2,040,570
Antares Pharma, Inc. (a)(d)	441,109	1,301,272
Atossa Genetics, Inc. (a)(d)	64,731	95,802
Atricure, Inc. (a)	80,132	1,323,781
Atrion Corp.	5,179	1,633,457
Bacterin International Holdings, Inc. (a)(d)	73,764	47,393
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxano Surgical, Inc. (a)(d)	51,338	$ 33,883
BioLase Technology, Inc. (d)	117,156	219,082
Bovie Medical Corp. (a)(d)	27,980	134,304
BSD Medical Corp. (a)(d)	95,648	99,474
Cantel Medical Corp. (d)	116,324	4,042,259
Cardica, Inc. (a)(d)	84,418	79,353
Cardiovascular Systems, Inc. (a)(d)	102,715	2,881,156
Cerus Corp. (a)(d)	226,749	950,078
Cesca Therapeutics, Inc. (a)(d)	63,283	108,214
Chembio Diagnostics, Inc. (a)	4,082	13,062
CONMED Corp.	92,250	4,142,025
Cryolife, Inc.	80,349	709,482
Cutera, Inc. (a)	39,466	389,529
Cyberonics, Inc. (a)(d)	83,817	5,096,074
Cynosure, Inc. Class A (a)	68,678	1,495,807
Delcath Systems, Inc. (a)(d)	31,941	86,241
Derma Sciences, Inc. (a)(d)	77,138	785,265
DexCom, Inc. (a)(d)	238,561	8,053,819
Digirad Corp.	45,825	161,762
Dynatronics Corp. (a)	3,425	10,926
Echo Therapeutics, Inc. (a)(d)	18,765	33,214
Endologix, Inc. (a)(d)	216,309	2,824,996
EnteroMedics, Inc. (a)(d)	152,453	323,200
ERBA Diagnostics, Inc. (a)(d)	26,639	46,618
Escalon Medical Corp. (a)	3,512	5,163
Exactech, Inc. (a)	29,017	675,806
Fonar Corp. (a)(d)	24,768	320,746
Genmark Diagnostics, Inc. (a)(d)	132,359	1,457,273
Globus Medical, Inc. (a)	188,317	4,553,505
Greatbatch, Inc. (a)	89,268	4,169,708
Haemonetics Corp. (a)(d)	176,633	6,016,120
Hansen Medical, Inc. (a)(d)	236,840	348,155
HeartWare International, Inc. (a)(d)	52,027	4,691,275
Hill-Rom Holdings, Inc. (d)	199,491	7,917,798
Hologic, Inc. (a)(d)	951,400	23,252,216
ICU Medical, Inc. (a)(d)	48,701	2,925,469
IDEXX Laboratories, Inc. (a)	178,177	22,892,181
Inogen, Inc.	11,816	198,272
InspireMD, Inc. (a)(d)	34,414	86,035
Insulet Corp. (a)(d)	187,059	6,851,971
Integra LifeSciences Holdings Corp. (a)(d)	85,707	3,852,530
Invacare Corp.	97,998	1,616,967
Iridex Corp. (a)	18,028	157,565
Kewaunee Scientific Corp.	5,250	85,260
Kips Bay Medical, Inc. (a)(d)	9,803	4,884
Ldr Holding Corp. (d)	45,800	1,080,422
LeMaitre Vascular, Inc.	17,157	129,192
Masimo Corp. (a)(d)	180,137	4,438,576
Medical Action Industries, Inc. (a)	53,610	369,909
MELA Sciences, Inc. (a)(d)	117,358	44,256
Meridian Bioscience, Inc. (d)	148,397	3,028,783

	Shares	Value
Merit Medical Systems, Inc. (a)	147,568	$ 2,070,379
Misonix, Inc. (a)	11,163	66,978
Natus Medical, Inc. (a)	101,180	2,494,087
Neogen Corp. (a)	130,952	4,948,676
NeuroMetrix, Inc. (a)(d)	685	1,343
NuVasive, Inc. (a)(d)	159,045	5,302,560
NxStage Medical, Inc. (a)(d)	197,959	2,717,977
OraSure Technologies, Inc. (a)	196,196	1,239,959
Orthofix International NV (a)	73,558	2,331,053
PhotoMedex, Inc. (a)(d)	47,544	595,726
Quidel Corp. (a)(d)	101,129	2,295,628
ResMed, Inc. (d)	487,771	24,417,816
Retractable Technologies, Inc. (a)	5,601	15,963
Rockwell Medical Technologies, Inc. (a)(d)	112,115	1,262,415
RTI Biologics, Inc. (a)	181,826	790,943
Sirona Dental Systems, Inc. (a)(d)	190,568	14,334,525
Staar Surgical Co. (a)(d)	95,060	1,466,776
Stereotaxis, Inc. (a)(d)	64,951	232,525
Steris Corp.	202,247	10,824,259
SurModics, Inc. (a)	43,320	927,481
Symmetry Medical, Inc. (a)	136,148	1,200,825
Synergetics U.S.A., Inc. (a)	71,442	232,901
Tandem Diabetes Care, Inc. (d)	31,616	513,444
TearLab Corp. (a)(d)	100,207	500,033
Teleflex, Inc. (d)	141,324	15,070,791
The Cooper Companies, Inc. (d)	164,899	21,275,269
The Spectranetics Corp. (a)(d)	145,169	3,112,423
Thoratec Corp. (a)	205,510	6,806,491
Tornier NV (a)(d)	130,085	2,798,128
Unilife Corp. (a)(d)	338,238	974,125
Uroplasty, Inc. (a)	64,999	189,147
Utah Medical Products, Inc.	8,333	456,732
Vascular Solutions, Inc. (a)(d)	53,247	1,090,499
Veracyte, Inc.	14,882	226,504
Vermillion, Inc. (a)(d)	65,547	177,305
Vision Sciences, Inc. (a)	22,011	25,313
Volcano Corp. (a)(d)	185,809	3,225,644
West Pharmaceutical Services, Inc.	254,370	10,706,433
Wright Medical Group, Inc. (a)(d)	165,918	5,043,907
Zeltiq Aesthetics, Inc. (a)(d)	77,310	1,351,379
		329,357,362
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)(d)	129,984	5,542,518
Adcare Health Systems, Inc. (a)	10,908	44,832
Addus HomeCare Corp. (a)	22,321	508,026
Air Methods Corp. (a)(d)	121,309	5,847,094
Alliance Healthcare Services, Inc. (a)	37,207	1,113,233
Almost Family, Inc. (a)	28,394	583,213
Amedisys, Inc. (a)(d)	117,539	1,710,192
American CareSource Holdings, Inc. (a)	2,053	5,748
American Shared Hospital Services (a)	115	276
AMN Healthcare Services, Inc. (a)	168,489	1,887,077
AmSurg Corp. (a)	117,291	5,310,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Bio-Reference Laboratories, Inc. (a)(d)	87,412	$ 2,339,145
BioScrip, Inc. (a)(d)	205,484	1,613,049
BioTelemetry, Inc. (a)	88,354	648,518
Brookdale Senior Living, Inc. (a)(d)	344,502	11,458,137
Capital Senior Living Corp. (a)	91,513	2,172,519
Centene Corp. (a)(d)	200,060	14,908,471
Chemed Corp. (d)	61,290	5,398,423
Chindex International, Inc. (a)	41,105	973,366
Community Health Systems, Inc. (a)	394,023	16,458,341
Corvel Corp. (a)	41,320	1,951,130
Cross Country Healthcare, Inc. (a)	94,255	543,851
Diversicare Healthcare Services, Inc.	12,213	80,239
Emeritus Corp. (a)	154,700	4,839,016
Envision Healthcare Holdings, Inc. (d)	237,235	8,179,863
ExamWorks Group, Inc. (a)(d)	114,271	3,384,707
Five Star Quality Care, Inc. (a)	149,941	791,688
Gentiva Health Services, Inc. (a)(d)	96,791	1,319,261
Hanger, Inc. (a)(d)	115,793	3,517,791
HCA Holdings, Inc. (a)	1,079,139	57,183,576
Health Net, Inc. (a)	277,745	11,104,245
HealthSouth Corp. (d)	300,625	10,557,950
Healthways, Inc. (a)(d)	117,627	2,026,713
Henry Schein, Inc. (a)(d)	285,467	34,156,127
Hooper Holmes, Inc. (a)	128,551	91,580
InfuSystems Holdings, Inc. (a)	5,400	15,120
IPC The Hospitalist Co., Inc. (a)(d)	63,434	2,768,894
Kindred Healthcare, Inc.	192,213	4,770,727
Landauer, Inc.	33,237	1,574,769
LHC Group, Inc. (a)	42,300	861,651
LifePoint Hospitals, Inc. (a)	158,267	9,692,271
Magellan Health Services, Inc. (a)	100,180	6,099,960
MEDNAX, Inc. (a)(d)	348,386	20,077,485
Molina Healthcare, Inc. (a)(d)	97,946	4,220,493
MWI Veterinary Supply, Inc. (a)(d)	45,742	6,381,466
National Healthcare Corp.	34,496	1,862,784
National Research Corp. Class A (a)	27,189	409,194
NeoStem, Inc. (a)(d)	70,595	480,752
Omnicare, Inc. (d)	342,379	21,758,185
Owens & Minor, Inc.	214,436	7,436,640
PDI, Inc. (a)	19,284	96,806
PharMerica Corp. (a)	102,387	2,778,783
Premier, Inc.	105,078	3,114,512
Providence Service Corp. (a)	40,157	1,614,311
Psychemedics Corp.	15,744	239,781
RadNet, Inc. (a)	101,700	646,812
Select Medical Holdings Corp.	206,647	3,130,702
Sharps Compliance Corp. (a)	29,684	116,658
Skilled Healthcare Group, Inc. (a)	74,963	495,505
SunLink Health Systems, Inc. (a)	19,190	23,412
Surgical Care Affiliates, Inc.	36,872	1,064,863
Team Health Holdings, Inc. (a)(d)	243,861	12,380,823

	Shares	Value
The Ensign Group, Inc.	73,014	$ 3,424,357
Triple-S Management Corp. (a)	81,088	1,433,636
U.S. Physical Therapy, Inc.	40,198	1,347,839
Universal American Spin Corp. (d)	125,867	989,315
Universal Health Services, Inc. Class B	309,451	27,717,526
VCA Antech, Inc. (a)	301,547	10,147,057
Wellcare Health Plans, Inc. (a)	150,181	11,631,518
		389,055,458
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	545,933	8,047,052
Arrhythmia Research Technology, Inc. (a)	9,913	62,452
athenahealth, Inc. (a)(d)	128,969	16,367,456
Authentidate Holding Corp. (a)(d)	33,216	24,912
CollabRx, Inc. (a)	177	524
Computer Programs & Systems, Inc. (d)	35,893	2,282,077
HealthStream, Inc. (a)(d)	81,710	2,102,398
HMS Holdings Corp. (a)(d)	294,558	5,537,690
iCAD, Inc. (a)	39,246	259,809
MedAssets, Inc. (a)	221,024	5,176,382
Medidata Solutions, Inc. (a)(d)	174,248	6,738,170
Merge Healthcare, Inc. (a)(d)	198,185	437,989
Omnicell, Inc. (a)(d)	122,796	3,257,778
Quality Systems, Inc.	152,647	2,376,714
Simulations Plus, Inc.	26,420	160,898
Streamline Health Solutions, Inc. (a)	45,653	232,374
Veeva Systems, Inc. Class A (d)	84,863	1,778,728
Vocera Communications, Inc. (a)(d)	68,642	886,855
		55,730,258
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(d)	88,919	2,118,940
Affymetrix, Inc. (a)(d)	239,666	1,979,641
Albany Molecular Research, Inc. (a)	66,949	1,057,125
Apricus Biosciences, Inc. (a)(d)	103,681	243,650
BG Medicine, Inc. (a)(d)	146,045	147,505
Bio-Rad Laboratories, Inc. Class A (a)	70,269	8,483,576
Bioanalytical Systems, Inc. (a)(d)	4,772	12,932
Bruker BioSciences Corp. (a)	369,173	7,734,174
Cambrex Corp. (a)	104,384	2,243,212
Charles River Laboratories International, Inc. (a)(d)	161,749	8,666,511
CombiMatrix Corp. (a)(d)	13,852	31,028
Covance, Inc. (a)(d)	191,071	16,023,214
Enzo Biochem, Inc. (a)	134,553	553,013
Fluidigm Corp. (a)(d)	94,077	2,609,696
Furiex Pharmaceuticals, Inc. (a)	30,575	3,160,232
Harvard Bioscience, Inc. (a)	89,618	369,226
Illumina, Inc. (a)(d)	442,534	70,031,006
Luminex Corp. (a)	135,061	2,294,686
Mettler-Toledo International, Inc. (a)	100,455	24,613,484
Nanostring Technologies, Inc.	36,430	542,443
NeoGenomics, Inc. (a)(d)	129,047	437,469
Pacific Biosciences of California, Inc. (a)	178,598	885,846
PAREXEL International Corp. (a)(d)	191,361	9,654,162
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
pSivida Corp. (a)(d)	82,313	$ 316,905
Quintiles Transnational Holdings, Inc. (a)	181,858	9,271,121
Response Genetics, Inc. (a)(d)	8,201	7,791
Sequenom, Inc. (a)(d)	403,889	1,239,939
Techne Corp. (d)	113,792	9,989,800
VirtualScopics, Inc. (a)	2,167	8,993
		184,727,320
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(d)	81,141	746,497
Acura Pharmaceuticals, Inc. (a)(d)	93,798	100,364
Adamis Pharmaceuticals Corp. (a)(d)	35,529	200,916
Aerie Pharmaceuticals, Inc. (d)	30,148	472,419
Akorn, Inc. (a)(d)	255,543	7,147,538
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	169,581
Alimera Sciences, Inc. (a)	47,590	284,112
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	1,112,110
ANI Pharmaceuticals, Inc. (a)	24,842	791,218
Aratana Therapeutics, Inc. (d)	67,352	946,969
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	159,396	3,567,282
AVANIR Pharmaceuticals Class A (a)(d)	506,360	2,673,581
Biodel, Inc. (a)(d)	35,927	76,525
Biodelivery Sciences International, Inc. (a)(d)	132,799	1,270,886
Cempra, Inc. (a)(d)	75,436	713,625
Columbia Laboratories, Inc. (a)(d)	40,260	268,534
Corcept Therapeutics, Inc. (a)(d)	220,514	498,362
Cumberland Pharmaceuticals, Inc. (a)	32,551	148,107
DepoMed, Inc. (a)	202,001	2,409,872
Durect Corp. (a)	379,275	519,607
Egalet Corp. (d)	14,243	188,577
Endo International PLC (a)	475,043	33,533,285
Endocyte, Inc. (a)(d)	115,046	728,241
Evoke Pharma, Inc.	10,276	73,165
Heska Corp. (a)	15,048	162,669
Horizon Pharma, Inc. (a)(d)	213,389	3,027,990
Impax Laboratories, Inc. (a)	232,534	6,455,144
Intra-Cellular Therapies, Inc. (d)	36,568	554,005
Jazz Pharmaceuticals PLC (a)(d)	183,445	26,023,508
Lannett Co., Inc. (a)(d)	99,797	4,169,519
Mallinckrodt PLC (a)(d)	199,565	15,518,174
Nektar Therapeutics (a)(d)	438,756	5,146,608
NovaBay Pharmaceuticals, Inc. (a)(d)	72,124	63,484
Ocera Therapeutics, Inc. (a)(d)	3,249	23,003
Oculus Innovative Sciences, Inc. (a)(d)	18,447	63,089
Omeros Corp. (a)(d)	108,585	1,269,359
Pacira Pharmaceuticals, Inc. (a)(d)	116,099	9,010,443
Pain Therapeutics, Inc. (a)	127,482	631,036
Pernix Therapeutics Holdings, Inc. (a)(d)	25,474	181,120
Pozen, Inc.	94,842	814,693
Prestige Brands Holdings, Inc. (a)	181,342	6,201,896

	Shares	Value
Questcor Pharmaceuticals, Inc. (d)	192,697	$ 17,367,781
Relypsa, Inc. (d)	39,819	931,366
Repros Therapeutics, Inc. (a)(d)	76,203	1,238,299
Revance Therapeutics, Inc. (d)	19,759	622,211
Sagent Pharmaceuticals, Inc. (a)(d)	73,832	1,654,575
Salix Pharmaceuticals Ltd. (a)(d)	219,436	25,033,259
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	830,614
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	85,589	622,232
Supernus Pharmaceuticals, Inc. (a)(d)	86,480	770,537
The Medicines Company (a)(d)	220,950	6,164,505
TherapeuticsMD, Inc. (a)(d)	329,975	1,339,699
Transcept Pharmaceuticals, Inc.	34,975	111,570
Ventrus Biosciences, Inc. (a)	67,306	84,806
VIVUS, Inc. (a)(d)	380,623	1,876,471
XenoPort, Inc. (a)(d)	188,526	763,530
Zogenix, Inc. (a)(d)	375,255	863,087
		198,231,655
TOTAL HEALTH CARE		1,618,403,470
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.7%
AAR Corp. (d)	136,468	3,316,172
AeroVironment, Inc. (a)(d)	65,978	2,119,213
Alliant Techsystems, Inc.	110,337	13,934,460
American Science & Engineering, Inc.	30,419	2,041,115
API Technologies Corp. (a)(d)	126,577	354,416
Arotech Corp. (a)(d)	51,558	223,246
Ascent Solar Technologies, Inc. (a)(d)	112,670	45,068
Astronics Corp. (a)	51,486	2,824,522
Astrotech Corp. (a)(d)	39,511	115,372
BE Aerospace, Inc. (a)	339,536	32,850,108
Breeze Industrial Products Corp. (a)	10,964	108,873
CPI Aerostructures, Inc. (a)	20,017	250,012
Cubic Corp. (d)	77,870	3,788,376
Curtiss-Wright Corp.	168,682	11,239,282
DigitalGlobe, Inc. (a)(d)	238,086	7,228,291
Ducommun, Inc. (a)	34,897	886,035
Engility Holdings, Inc. (a)	61,914	2,392,976
Erickson Air-Crane, Inc. (a)(d)	22,162	360,576
Esterline Technologies Corp. (a)(d)	111,286	12,402,825
Exelis, Inc.	658,344	11,244,516
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	3,897,790
HEICO Corp. (d)	107,761	5,613,270
HEICO Corp. Class A	120,967	4,887,067
Hexcel Corp. (a)	343,037	14,081,669
Huntington Ingalls Industries, Inc.	167,916	16,763,054
Innovative Solutions & Support, Inc. (a)(d)	34,266	229,240
KEYW Holding Corp. (a)(d)	90,660	960,996
Kratos Defense & Security Solutions, Inc. (a)(d)	148,815	1,266,416
LMI Aerospace, Inc. (a)(d)	40,944	566,256
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Micronet Enertec Technologies, Inc. (a)	8,571	$ 33,427
Moog, Inc. Class A (a)	157,374	11,340,370
National Presto Industries, Inc. (d)	19,337	1,361,131
Orbital Sciences Corp. (a)	211,700	5,542,306
SIFCO Industries, Inc.	3,260	104,092
Sparton Corp. (a)	27,651	814,045
Spirit AeroSystems Holdings, Inc. Class A (a)	348,650	11,313,693
Sypris Solutions, Inc.	19,374	91,058
Taser International, Inc. (a)(d)	173,546	2,302,955
Teledyne Technologies, Inc. (a)(d)	132,210	12,529,542
TransDigm Group, Inc.	169,219	31,933,317
Triumph Group, Inc.	184,578	12,791,255
		246,148,403
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	167,461	1,520,546
Atlas Air Worldwide Holdings, Inc. (a)(d)	85,402	3,124,859
Echo Global Logistics, Inc. (a)(d)	53,905	1,000,477
Forward Air Corp.	118,062	5,296,261
Hub Group, Inc. Class A (a)(d)	126,075	5,929,307
Park-Ohio Holdings Corp.	30,894	1,627,496
Radiant Logistics, Inc. (a)	37,185	114,902
UTi Worldwide, Inc. (d)	311,951	3,041,522
XPO Logistics, Inc. (a)(d)	177,761	4,467,134
		26,122,504
Airlines - 1.0%
Alaska Air Group, Inc.	234,973	23,135,442
Allegiant Travel Co. (d)	51,021	5,867,415
American Airlines Group, Inc.	663,092	26,629,775
CHC Group Ltd. (a)(d)	103,129	724,997
Hawaiian Holdings, Inc. (a)(d)	198,497	3,064,794
JetBlue Airways Corp. (a)(d)	780,240	7,537,118
Republic Airways Holdings, Inc. (a)	176,772	1,859,641
SkyWest, Inc. (d)	180,939	2,069,942
Spirit Airlines, Inc. (a)	251,797	14,873,649
United Continental Holdings, Inc. (a)(d)	1,281,389	56,855,230
		142,618,003
Building Products - 0.8%
A.O. Smith Corp. (d)	259,682	12,823,097
AAON, Inc.	99,065	3,090,828
American Woodmark Corp. (a)	43,110	1,188,543
Apogee Enterprises, Inc.	103,282	3,108,788
Armstrong World Industries, Inc. (a)(d)	152,688	8,103,152
Builders FirstSource, Inc. (a)	172,637	1,239,534
Continental Building Products, Inc. (a)(d)	46,062	713,500
Fortune Brands Home & Security, Inc.	564,451	22,566,751
Gibraltar Industries, Inc. (a)	106,106	1,682,841
Griffon Corp.	169,928	1,986,458
Insteel Industries, Inc.	54,988	1,079,414
Lennox International, Inc.	149,634	12,706,919

	Shares	Value
Masonite International Corp. (a)	59,133	$ 3,114,535
NCI Building Systems, Inc. (a)(d)	106,899	1,790,558
Norcraft Companies, Inc.	31,325	519,995
Nortek, Inc. (a)(d)	57,256	4,810,649
Owens Corning	373,444	15,314,938
Patrick Industries, Inc. (a)	36,314	1,372,669
PGT, Inc. (a)(d)	118,950	1,024,160
Ply Gem Holdings, Inc.	61,929	728,285
Quanex Building Products Corp.	127,404	2,267,791
Simpson Manufacturing Co. Ltd. (d)	150,324	4,999,776
Trex Co., Inc. (a)(d)	101,418	3,134,830
Universal Forest Products, Inc.	70,037	3,400,296
USG Corp. (a)(d)	316,914	9,501,082
		122,269,389
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (d)	190,162	5,185,718
ACCO Brands Corp. (a)(d)	398,384	2,398,272
Acme United Corp.	1,357	22,133
Acorn Energy, Inc. (a)(d)	65,930	95,599
Amrep Corp. (a)	2,745	13,313
ARC Document Solutions, Inc. (a)	122,333	758,465
Avalon Holdings Corp. Class A (a)	128	526
Brady Corp. Class A	171,982	4,665,872
Casella Waste Systems, Inc. Class A (a)	117,559	646,575
CECO Environmental Corp.	73,503	1,052,563
Cenveo, Inc. (a)(d)	194,163	596,080
Clean Harbors, Inc. (a)(d)	191,766	11,718,820
Command Security Corp. (a)	4,127	7,429
CompX International, Inc. Class A	729	8,420
Copart, Inc. (a)	388,861	13,831,786
Courier Corp.	28,388	385,509
Covanta Holding Corp.	443,232	8,461,299
Deluxe Corp. (d)	172,940	9,700,205
Ecology & Environment, Inc. Class A	5,634	62,030
EnerNOC, Inc. (a)(d)	96,330	1,848,573
Ennis, Inc.	84,717	1,283,463
Fuel Tech, Inc. (a)	72,552	401,938
G&K Services, Inc. Class A	68,430	3,545,358
Healthcare Services Group, Inc.	246,803	7,344,857
Heritage-Crystal Clean, Inc. (a)(d)	26,946	449,729
Herman Miller, Inc.	205,941	6,439,775
HNI Corp.	158,301	5,925,206
Hudson Technologies, Inc. (a)(d)	33,341	90,354
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	61,004
InnerWorkings, Inc. (a)(d)	130,564	983,147
Interface, Inc.	206,587	3,768,147
Intersections, Inc.	42,827	189,724
KAR Auction Services, Inc.	483,867	14,777,298
Kimball International, Inc. Class B	113,583	1,832,094
Knoll, Inc.	168,647	2,958,068
MagneGas Corp. (a)(d)	47,231	70,374
McGrath RentCorp. (d)	87,775	3,008,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Metalico, Inc. (a)	129,811	$ 163,562
Mobile Mini, Inc.	145,810	6,350,026
Msa Safety, Inc.	109,856	6,004,729
Multi-Color Corp.	45,195	1,587,700
NL Industries, Inc.	19,361	170,764
Performant Financial Corp. (a)	101,625	964,421
Perma-Fix Environmental Services, Inc. (a)(d)	24,334	98,553
Quad/Graphics, Inc.	87,062	1,826,561
R.R. Donnelley & Sons Co. (d)	672,691	10,655,425
Rollins, Inc.	255,303	7,830,143
Schawk, Inc. Class A	50,684	1,028,885
SP Plus Corp. (a)	59,437	1,409,846
Standard Register Co. (a)	7,636	38,409
Steelcase, Inc. Class A	211,096	3,459,863
Swisher Hygiene, Inc. (Canada) (a)(d)	364,761	134,961
Team, Inc. (a)(d)	67,994	2,850,308
Tetra Tech, Inc.	220,994	5,880,650
The Brink's Co.	170,136	4,542,631
TRC Companies, Inc. (a)	46,338	245,591
U.S. Ecology, Inc.	72,607	3,586,786
UniFirst Corp.	53,870	5,330,437
United Stationers, Inc.	140,267	5,586,835
Versar, Inc. (a)	11,390	38,384
Viad Corp.	77,914	1,787,347
Virco Manufacturing Co. (a)	4,818	10,070
Waste Connections, Inc.	430,752	19,629,369
West Corp.	82,531	2,211,831
		208,012,737
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)(d)	344,711	11,079,012
Aegion Corp. (a)(d)	132,798	3,183,168
Ameresco, Inc. Class A (a)(d)	58,398	382,507
Argan, Inc.	35,063	1,074,681
Chicago Bridge & Iron Co. NV (d)	369,590	30,084,626
Comfort Systems U.S.A., Inc.	133,880	2,209,020
Dycom Industries, Inc. (a)	117,169	3,485,778
EMCOR Group, Inc. (d)	231,845	10,321,739
Foster Wheeler AG	339,192	11,485,041
Furmanite Corp. (a)	137,457	1,494,158
Goldfield Corp.	60,575	110,247
Granite Construction, Inc. (d)	124,703	4,429,451
Great Lakes Dredge & Dock Corp. (a)(d)	202,486	1,542,943
Integrated Electrical Services, Inc. (a)	32,747	221,370
KBR, Inc.	511,747	12,430,335
Layne Christensen Co. (a)(d)	69,984	1,059,558
MasTec, Inc. (a)(d)	204,727	7,370,172
MYR Group, Inc. (a)	76,465	1,913,154
Northwest Pipe Co. (a)(d)	32,983	1,186,069
Orion Marine Group, Inc. (a)	91,416	1,033,915

	Shares	Value
Pike Corp. (a)	85,970	$ 767,712
Primoris Services Corp.	124,416	3,604,332
Sterling Construction Co., Inc. (a)	50,922	466,955
Tutor Perini Corp. (a)(d)	141,192	4,324,711
UniTek Global Services, Inc. (a)	33,766	21,610
URS Corp. (d)	248,137	11,166,165
Willdan Group, Inc. (a)	13,349	83,431
		126,531,860
Electrical Equipment - 1.2%
Active Power, Inc. (a)(d)	47,662	127,734
Acuity Brands, Inc. (d)	147,326	18,490,886
Allied Motion Technologies, Inc.	14,531	211,135
Altair Nanotechnologies, Inc. (a)(d)	24,072	68,846
American Electric Technologies, Inc. (a)	11,601	73,202
American Superconductor Corp. (a)(d)	173,059	242,283
AZZ, Inc. (d)	91,441	4,070,039
Babcock & Wilcox Co.	384,328	12,421,481
Broadwind Energy, Inc. (a)	50,197	559,195
Capstone Turbine Corp. (a)(d)	1,142,904	1,725,785
Digital Power Corp. (a)	4,959	5,455
Encore Wire Corp.	69,613	3,383,192
EnerSys	163,080	11,259,043
Enphase Energy, Inc. (a)(d)	40,205	339,732
Espey Manufacturing & Electronics Corp.	2,487	64,513
Franklin Electric Co., Inc.	135,690	5,196,927
FuelCell Energy, Inc. (a)(d)	697,025	1,631,039
Generac Holdings, Inc. (d)	237,695	11,570,993
General Cable Corp.	173,857	4,433,354
Global Power Equipment Group, Inc.	46,800	773,604
GrafTech International Ltd. (a)(d)	407,460	4,257,957
Hubbell, Inc. Class B	186,963	21,874,671
Ideal Power, Inc. (a)	10,507	79,013
Lime Energy Co. (a)(d)	4,467	11,704
LSI Industries, Inc.	59,898	475,590
MagneTek, Inc. (a)	6,645	147,918
Ocean Power Technologies, Inc. (a)(d)	52,155	129,866
Orion Energy Systems, Inc. (a)	65,072	286,317
Plug Power, Inc. (a)(d)	519,981	2,261,917
Polypore International, Inc. (a)(d)	153,378	6,817,652
Powell Industries, Inc.	33,460	2,068,832
Power Solutions International, Inc. (a)(d)	16,088	1,254,703
PowerSecure International, Inc. (a)(d)	76,447	618,456
Preformed Line Products Co.	9,836	515,701
Real Goods Solar, Inc. Class A (a)(d)	83,434	198,573
Regal-Beloit Corp.	160,538	12,253,866
Revolution Lighting Technologies, Inc. (a)(d)	124,109	287,933
Sensata Technologies Holding BV (a)	541,053	23,205,763
SL Industries, Inc. (a)	10,551	316,108
SolarCity Corp. (a)(d)	163,695	8,593,988
Thermon Group Holdings, Inc. (a)(d)	116,087	2,733,849
Ultralife Corp. (a)	43,594	170,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vicor Corp. (a)	64,365	$ 476,301
ZBB Energy Corp. (a)(d)	34,839	60,968
		165,746,101
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	223,580	18,972,999
Raven Industries, Inc. (d)	129,668	4,065,092
		23,038,091
Machinery - 3.9%
Accuride Corp. (a)(d)	132,658	729,619
Actuant Corp. Class A	251,952	8,951,855
Adept Technology, Inc. (a)(d)	40,541	473,519
AGCO Corp. (d)	296,134	15,979,391
Alamo Group, Inc.	26,680	1,383,091
Albany International Corp. Class A	100,741	3,752,602
Allison Transmission Holdings, Inc.	432,988	13,409,638
Altra Industrial Motion Corp. (d)	94,746	3,239,366
American Railcar Industries, Inc.	32,423	2,117,222
Art's-Way Manufacturing Co., Inc.	9,831	57,020
Astec Industries, Inc.	69,250	2,763,768
Barnes Group, Inc.	168,850	6,311,613
Blount International, Inc. (a)	172,961	2,106,665
Briggs & Stratton Corp.	162,631	3,346,946
Chart Industries, Inc. (a)(d)	103,493	7,440,112
Chicago Rivet & Machine Co.	772	25,630
CIRCOR International, Inc.	63,729	4,859,974
CLARCOR, Inc. (d)	174,986	10,241,931
Colfax Corp. (a)(d)	319,800	23,278,242
Columbus McKinnon Corp. (NY Shares)	62,931	1,772,137
Commercial Vehicle Group, Inc. (a)	82,863	788,856
Crane Co.	168,761	12,506,878
Donaldson Co., Inc.	476,138	19,393,101
Douglas Dynamics, Inc.	80,123	1,399,749
Dynamic Materials Corp.	47,080	1,025,402
Eastern Co.	11,293	174,929
Energy Recovery, Inc. (a)(d)	141,452	732,721
EnPro Industries, Inc. (a)(d)	78,554	5,765,078
ESCO Technologies, Inc.	95,557	3,212,626
ExOne Co. (a)(d)	33,912	1,006,169
Federal Signal Corp.	221,782	3,042,849
FreightCar America, Inc.	47,091	1,210,710
Global Brass & Copper Holdings, Inc.	80,528	1,298,111
Gorman-Rupp Co.	63,289	2,006,894
Graco, Inc.	211,255	15,417,390
Graham Corp.	33,816	1,007,717
Greenbrier Companies, Inc. (a)(d)	83,214	4,618,377
Hardinge, Inc.	28,207	360,203
Harsco Corp.	290,912	7,848,806
Hurco Companies, Inc.	17,515	484,465
Hyster-Yale Materials Handling Class A	38,190	3,211,015

	Shares	Value
IDEX Corp.	269,316	$ 20,651,151
ITT Corp.	307,329	13,424,131
John Bean Technologies Corp.	99,102	2,834,317
Kadant, Inc.	39,201	1,485,718
Kennametal, Inc. (d)	268,384	12,088,015
Key Technology, Inc. (a)	12,346	143,461
L.B. Foster Co. Class A	33,294	1,700,658
Lincoln Electric Holdings, Inc. (d)	275,724	18,112,310
Lindsay Corp. (d)	46,579	3,926,144
Lydall, Inc. (a)	60,920	1,680,783
Manitex International, Inc. (a)(d)	43,889	730,752
Manitowoc Co., Inc. (d)	459,814	12,437,969
Meritor, Inc. (a)(d)	336,860	4,652,037
MFRI, Inc. (a)	13,428	134,951
Middleby Corp. (a)(d)	65,683	15,686,414
Miller Industries, Inc.	29,446	598,048
Mueller Industries, Inc.	200,620	5,781,868
Mueller Water Products, Inc. Class A	561,955	4,737,281
Navistar International Corp. (a)(d)	235,713	8,077,885
NN, Inc.	61,408	1,506,338
Nordson Corp.	210,276	17,145,905
Omega Flex, Inc. (d)	5,411	106,759
Oshkosh Truck Corp.	287,502	15,539,483
PMFG, Inc. (a)(d)	53,404	270,224
Proto Labs, Inc. (a)(d)	71,040	4,687,219
RBC Bearings, Inc.	85,056	5,100,808
Rexnord Corp. (a)	188,749	4,826,312
SPX Corp.	151,748	15,878,911
Standex International Corp.	46,541	3,436,587
Sun Hydraulics Corp. (d)	87,313	3,223,596
Supreme Industries, Inc. Class A	8,669	50,367
Taylor Devices, Inc. (a)	3,820	33,540
Tecumseh Products Co. (a)	49,815	242,599
Tennant Co.	67,060	4,285,805
Terex Corp. (d)	381,012	14,653,722
The L.S. Starrett Co. Class A	18,776	288,024
Timken Co.	266,546	17,117,584
Titan International, Inc. (d)	188,051	2,973,086
Toro Co.	195,916	12,652,255
TriMas Corp. (a)	147,403	5,175,319
Trinity Industries, Inc. (d)	266,450	23,055,919
Twin Disc, Inc. (d)	28,396	921,450
U-Vend, Inc. (a)	36	11
Valmont Industries, Inc. (d)	92,016	14,257,879
Wabash National Corp. (a)(d)	244,547	3,347,848
WABCO Holdings, Inc. (a)	207,878	22,195,134
Wabtec Corp.	327,181	25,762,232
Watts Water Technologies, Inc. Class A	99,738	5,561,391
Woodward, Inc.	207,260	9,264,522
WSI Industries, Inc.	5,668	44,777
Xerium Technologies, Inc. (a)	44,737	616,476
		561,858,362
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.2%
Baltic Trading Ltd. (d)	148,093	$ 949,276
Eagle Bulk Shipping, Inc. (a)(d)	42,249	140,689
International Shipholding Corp.	22,466	533,568
Kirby Corp. (a)	190,365	21,044,851
Matson, Inc.	149,156	3,664,763
Rand Logistics, Inc. (a)(d)	41,510	247,400
		26,580,547
Professional Services - 1.3%
Acacia Research Corp. (d)	177,375	2,862,833
Advisory Board Co. (a)(d)	126,478	6,120,270
Barrett Business Services, Inc.	25,887	1,220,831
CBIZ, Inc. (a)(d)	163,829	1,397,461
CDI Corp.	40,979	570,837
Corp. Resources Services, Inc. (a)(d)	34,388	83,563
Corporate Executive Board Co.	113,872	7,762,654
CRA International, Inc. (a)	27,449	614,858
CTPartners Executive Search, Inc. (a)	10,063	97,108
DLH Holdings Corp. (a)	2,300	3,450
Exponent, Inc.	47,976	3,393,342
Franklin Covey Co. (a)	43,285	941,449
FTI Consulting, Inc. (a)(d)	136,944	4,419,183
GP Strategies Corp. (a)	66,351	1,602,377
Heidrick & Struggles International, Inc.	50,842	949,729
Hill International, Inc. (a)	87,081	552,964
Hudson Global, Inc. (a)	73,448	291,589
Huron Consulting Group, Inc. (a)	79,894	5,423,205
ICF International, Inc. (a)	69,969	2,602,847
IHS, Inc. Class A (a)(d)	216,663	27,280,038
Insperity, Inc.	79,669	2,551,001
Kelly Services, Inc. Class A (non-vtg.)	92,870	1,649,371
Kforce, Inc.	104,013	2,291,406
Korn/Ferry International (a)	172,794	5,247,754
Lightbridge Corp. (a)(d)	43,052	102,894
Luna Innovations, Inc. (a)	26,569	37,728
Manpower, Inc.	273,981	22,460,962
Mastech Holdings, Inc.	3,140	52,501
MISTRAS Group, Inc. (a)	57,199	1,301,849
Navigant Consulting, Inc. (a)	183,680	3,091,334
Odyssey Marine Exploration, Inc. (a)(d)	239,959	331,143
On Assignment, Inc. (a)	163,696	5,770,284
Pendrell Corp. (a)	486,872	783,864
RCM Technologies, Inc. (a)	26,829	172,242
Resources Connection, Inc.	137,971	1,710,840
RPX Corp. (a)	137,334	2,231,678
Spherix, Inc. (a)(d)	11,044	21,315
Towers Watson & Co.	221,172	24,884,062
TrueBlue, Inc. (a)	140,541	3,824,121
Verisk Analytics, Inc. (a)	512,751	30,349,732

	Shares	Value
VSE Corp.	14,777	$ 914,844
WageWorks, Inc. (a)(d)	101,776	4,119,892
		182,091,405
Road & Rail - 1.3%
AMERCO	20,875	5,763,588
ArcBest Corp. (d)	85,402	3,652,644
Avis Budget Group, Inc. (a)(d)	369,306	21,135,382
Celadon Group, Inc. (d)	79,105	1,847,893
Con-way, Inc.	196,297	9,070,884
Covenant Transport Group, Inc. Class A (a)	28,989	308,443
Genesee & Wyoming, Inc. Class A (a)	176,817	17,213,135
Heartland Express, Inc. (d)	175,925	3,804,378
Hertz Global Holdings, Inc. (a)	1,548,327	45,706,613
J.B. Hunt Transport Services, Inc. (d)	302,984	23,529,737
Knight Transportation, Inc.	212,636	5,181,939
Landstar System, Inc. (d)	162,545	10,554,047
Marten Transport Ltd.	92,034	2,217,099
Old Dominion Freight Lines, Inc. (a)(d)	244,581	15,643,401
P.A.M. Transportation Services, Inc. (a)	12,026	311,834
Patriot Transportation Holding, Inc. (a)	16,814	571,172
Quality Distribution, Inc. (a)	101,880	1,466,053
Roadrunner Transportation Systems, Inc. (a)(d)	88,451	2,310,340
Saia, Inc. (a)	87,509	3,813,642
Swift Transporation Co. (a)(d)	368,594	9,126,387
U.S.A. Truck, Inc. (a)(d)	28,518	481,954
Universal Truckload Services, Inc.	23,554	572,127
Werner Enterprises, Inc. (d)	156,098	4,120,987
YRC Worldwide, Inc. (a)(d)	89,390	2,001,442
		190,405,121
Trading Companies & Distributors - 1.1%
Aceto Corp.	93,350	1,627,091
AeroCentury Corp. (a)(d)	740	11,662
Air Lease Corp. Class A	308,316	12,721,118
Aircastle Ltd.	233,960	3,925,849
Applied Industrial Technologies, Inc.	152,841	7,278,288
Beacon Roofing Supply, Inc. (a)(d)	172,145	5,939,003
BlueLinx Corp. (a)(d)	73,361	95,369
CAI International, Inc. (a)(d)	61,359	1,364,011
DXP Enterprises, Inc. (a)(d)	37,854	2,633,503
Essex Rental Corp. (a)	27,827	71,794
GATX Corp.	159,648	10,512,821
H&E Equipment Services, Inc. (a)	103,365	3,581,597
HD Supply Holdings, Inc. (a)	332,007	8,721,824
Houston Wire & Cable Co.	50,293	595,972
Kaman Corp. (d)	99,263	4,221,655
Lawson Products, Inc. (a)	23,255	381,382
MRC Global, Inc. (a)(d)	347,646	10,008,728
MSC Industrial Direct Co., Inc. Class A (d)	158,651	14,591,132
Rush Enterprises, Inc. Class A (a)(d)	125,536	4,165,284
Stock Building Supply Holdings, Inc.	46,427	888,613
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
TAL International Group, Inc.	117,763	$ 5,160,375
Textainer Group Holdings Ltd. (d)	68,600	2,657,564
Titan Machinery, Inc. (a)(d)	64,538	1,130,060
Transcat, Inc. (a)	4,695	44,368
United Rentals, Inc. (a)(d)	317,516	32,084,992
Watsco, Inc. (d)	93,781	9,437,182
WESCO International, Inc. (a)(d)	150,116	12,822,909
Willis Lease Finance Corp. (a)	19,324	355,175
		157,029,321
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	147,953	3,216,498
TOTAL INDUSTRIALS		2,181,668,342
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
ADTRAN, Inc. (d)	197,013	4,420,972
Alliance Fiber Optic Products, Inc. (d)	49,056	994,856
Ambient Corp. (a)	4,086	4,862
Applied Optoelectronics, Inc.	25,005	535,357
Arris Group, Inc. (a)(d)	404,582	13,395,710
Aruba Networks, Inc. (a)(d)	374,801	6,939,440
Aviat Networks, Inc. (a)	167,167	177,197
Bel Fuse, Inc. Class B (non-vtg.)	34,073	934,963
Black Box Corp.	57,867	1,410,219
Brocade Communications Systems, Inc.	1,527,232	13,928,356
CalAmp Corp. (a)(d)	110,023	2,101,439
Calix Networks, Inc. (a)	146,257	1,193,457
Ciena Corp. (a)(d)	352,704	6,842,458
Clearfield, Inc. (a)(d)	36,827	626,059
ClearOne, Inc. (a)	17,545	173,520
CommScope Holding Co., Inc.	222,760	5,889,774
Communications Systems, Inc.	7,926	89,960
Comtech Telecommunications Corp.	62,000	2,025,540
Digi International, Inc. (a)	79,767	709,129
EchoStar Holding Corp. Class A (a)	148,896	7,604,119
EMCORE Corp. (a)(d)	83,286	355,631
Emulex Corp. (a)(d)	343,768	1,842,596
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	334,521	1,331,394
Finisar Corp. (a)(d)	324,189	7,699,489
Harmonic, Inc. (a)	364,484	2,638,864
Infinera Corp. (a)(d)	415,664	3,782,542
InfoSonics Corp. (a)(d)	41,938	99,812
InterDigital, Inc. (d)	140,409	5,334,138
Interphase Corp. (a)	11,825	65,865
Ixia (a)	193,434	2,247,703
JDS Uniphase Corp. (a)(d)	807,783	8,861,380
KVH Industries, Inc. (a)	40,349	547,939
Lantronix, Inc. (a)	2,994	5,928

	Shares	Value
Meru Networks, Inc. (a)(d)	44,480	$ 159,238
NETGEAR, Inc. (a)(d)	134,826	4,431,731
Novatel Wireless, Inc. (a)	94,259	159,298
NumereX Corp. Class A (a)(d)	40,581	458,971
Oclaro, Inc. (a)(d)	344,328	729,975
Oplink Communications, Inc. (a)	58,370	984,118
Optical Cable Corp.	11,466	41,622
Palo Alto Networks, Inc. (a)	160,676	12,036,239
Parkervision, Inc. (a)(d)	336,237	1,644,199
PC-Tel, Inc.	44,393	310,751
Plantronics, Inc.	151,062	6,849,151
Polycom, Inc. (a)	484,718	6,180,155
Procera Networks, Inc. (a)(d)	67,503	652,754
Relm Wireless Corp. (a)	22,872	87,806
Riverbed Technology, Inc. (a)(d)	549,581	11,167,486
Ruckus Wireless, Inc. (a)(d)	183,342	1,980,094
ShoreTel, Inc. (a)	214,620	1,493,755
Sonus Networks, Inc. (a)	960,885	3,526,448
Technical Communications Corp. (a)	2,835	12,049
Tessco Technologies, Inc.	20,333	620,360
Ubiquiti Networks, Inc. (a)(d)	53,471	1,869,346
ViaSat, Inc. (a)(d)	151,458	8,213,567
Westell Technologies, Inc. Class A (a)	150,024	369,059
Zhone Technologies, Inc. (a)(d)	84,494	261,931
Zoom Technologies, Inc. (a)(d)	4,729	13,478
		169,064,249
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	31,371
Advanced Photonix, Inc. Class A (a)	41,087	21,780
Aeroflex Holding Corp. (a)	62,535	655,367
Agilysys, Inc. (a)	46,798	679,039
Anixter International, Inc.	92,980	9,576,940
Arrow Electronics, Inc. (a)(d)	343,860	19,840,722
Avnet, Inc.	475,223	20,705,466
AVX Corp.	208,774	2,814,274
Badger Meter, Inc.	51,607	2,556,095
Belden, Inc.	150,875	10,861,491
Benchmark Electronics, Inc. (a)	187,285	4,343,139
CDW Corp.	301,217	8,858,792
Checkpoint Systems, Inc. (a)	146,940	1,910,220
ClearSign Combustion Corp. (a)(d)	26,018	231,560
Cognex Corp. (a)	290,088	10,443,168
Coherent, Inc. (a)(d)	85,373	5,120,673
Control4 Corp. (d)	13,781	233,864
CTS Corp.	113,780	1,992,288
CUI Global, Inc. (a)	68,064	564,931
Daktronics, Inc.	137,251	1,703,285
Digital Ally, Inc. (a)(d)	4,790	24,142
Dolby Laboratories, Inc. Class A (a)(d)	174,391	7,244,202
DTS, Inc. (a)(d)	59,499	1,077,527
Dynasil Corp. of America (a)	9,408	15,429
Echelon Corp. (a)	108,441	280,862
Elecsys Corp. (a)	6,292	77,706
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Electro Rent Corp.	50,058	$ 808,437
Electro Scientific Industries, Inc.	80,453	586,502
eMagin Corp. (a)	60,537	165,871
Fabrinet (a)(d)	89,055	1,693,826
FARO Technologies, Inc. (a)	58,086	2,469,817
FEI Co. (d)	143,797	11,999,860
Frequency Electronics, Inc. (a)	13,041	146,059
Giga-Tronics, Inc. (a)	4,585	5,548
GSI Group, Inc. (a)	82,959	1,005,463
I. D. Systems Inc. (a)	33,896	141,685
Identive Group, Inc. (a)	19,568	140,107
IEC Electronics Corp. (a)	18,101	81,455
II-VI, Inc. (a)	198,435	2,670,935
Image Sensing Systems, Inc. (a)	2,863	11,996
Ingram Micro, Inc. Class A (a)	529,517	14,704,687
Insight Enterprises, Inc. (a)	143,877	3,910,577
Intelli-Check, Inc. (a)(d)	85,733	69,855
IntriCon Corp. (a)	1,667	11,652
InvenSense, Inc. (a)(d)	179,424	3,462,883
IPG Photonics Corp. (a)(d)	118,885	7,501,644
Iteris, Inc. (a)	52,448	91,784
Itron, Inc. (a)(d)	140,706	5,410,146
KEMET Corp. (a)	140,529	836,148
KEY Tronic Corp. (a)	23,864	253,197
Knowles Corp. (a)	293,201	8,271,200
LGL Group, Inc. (a)	3,009	12,337
LightPath Technologies, Inc. Class A (a)(d)	13,246	18,147
Littelfuse, Inc.	79,122	6,935,835
LoJack Corp. (a)	53,454	290,790
LRAD Corp. (a)(d)	62,271	127,656
Maxwell Technologies, Inc. (a)(d)	96,283	1,671,473
Measurement Specialties, Inc. (a)	54,405	3,456,350
Mercury Systems, Inc. (a)	112,485	1,318,324
Mesa Laboratories, Inc.	9,752	780,355
Methode Electronics, Inc. Class A	122,330	3,810,580
MicroVision, Inc. (a)(d)	165,273	317,324
MOCON, Inc.	7,499	113,535
MTS Systems Corp.	54,921	3,635,770
Multi-Fineline Electronix, Inc. (a)	26,557	274,599
Napco Security Technolgies, Inc. (a)	24,581	151,911
National Instruments Corp.	346,565	9,925,622
Neonode, Inc. (a)(d)	105,122	371,081
NetList, Inc. (a)(d)	111,854	139,818
Newport Corp. (a)	137,508	2,548,023
OSI Systems, Inc. (a)	63,679	3,626,519
Par Technology Corp. (a)	27,309	117,156
Park Electrochemical Corp.	73,421	1,972,088
PC Connection, Inc.	55,090	1,153,034
PC Mall, Inc. (a)	21,739	216,520
Perceptron, Inc.	29,613	337,884
Planar Systems, Inc. (a)	44,256	99,576

	Shares	Value
Plexus Corp. (a)	118,117	$ 4,932,566
Pulse Electronics Corp. (a)	9,108	26,231
RadiSys Corp. (a)(d)	67,810	221,061
RealD, Inc. (a)(d)	152,655	1,815,068
Research Frontiers, Inc. (a)(d)	60,513	357,027
RF Industries Ltd.	13,982	78,020
Richardson Electronics Ltd.	36,856	375,194
Rofin-Sinar Technologies, Inc. (a)(d)	102,650	2,385,586
Rogers Corp. (a)	64,795	4,034,137
Sanmina Corp. (a)	283,697	5,773,234
ScanSource, Inc. (a)	97,450	3,615,395
Sigmatron International, Inc. (a)	11,463	114,515
Speed Commerce, Inc. (a)(d)	152,616	550,944
Superconductor Technologies, Inc. (a)(d)	11,800	31,860
SYNNEX Corp. (a)	95,762	6,330,826
Tech Data Corp. (a)	131,415	7,820,507
Trimble Navigation Ltd. (a)(d)	898,844	32,421,303
TTM Technologies, Inc. (a)	184,245	1,381,838
Uni-Pixel, Inc. (a)(d)	29,629	155,552
Universal Display Corp. (a)(d)	143,935	3,765,340
Viasystems Group, Inc. (a)	12,420	128,920
Vishay Intertechnology, Inc.	497,362	7,420,641
Vishay Precision Group, Inc. (a)	39,013	630,840
Wayside Technology Group, Inc.	8,840	145,064
Wireless Telecom Group, Inc. (a)	35,461	86,879
Zebra Technologies Corp. Class A (a)	174,330	12,952,719
Zygo Corp. (a)	69,003	1,326,238
		320,615,479
Internet Software & Services - 2.2%
Angie's List, Inc. (a)(d)	147,217	1,567,861
AOL, Inc. (a)	272,585	9,889,384
Autobytel, Inc. (a)	31,669	411,697
Bankrate, Inc. (a)(d)	195,425	2,960,689
Bazaarvoice, Inc. (a)(d)	165,633	1,089,865
Benefitfocus, Inc. (d)	17,943	664,609
Blucora, Inc. (a)(d)	144,414	2,739,534
Bridgeline Digital, Inc. (a)(d)	24,241	19,689
Brightcove, Inc. (a)(d)	98,590	933,647
BroadVision, Inc. (a)	7,417	71,129
Carbonite, Inc. (a)	42,143	470,316
Care.com, Inc. (d)	18,447	198,121
ChannelAdvisor Corp. (a)	38,133	790,878
Chegg, Inc. (d)	66,239	368,951
comScore, Inc. (a)	120,662	3,768,274
Constant Contact, Inc. (a)	108,170	3,195,342
Conversant, Inc. (a)(d)	216,825	5,112,734
Cornerstone OnDemand, Inc. (a)(d)	155,138	6,234,996
CoStar Group, Inc. (a)(d)	99,836	15,828,998
Crexendo, Inc. (a)	12,555	38,921
Cvent, Inc. (d)	35,347	884,382
DealerTrack Holdings, Inc. (a)(d)	150,316	5,969,048
Demand Media, Inc. (a)(d)	172,444	793,242
Demandware, Inc. (a)(d)	90,442	5,507,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Dice Holdings, Inc. (a)(d)	145,947	$ 1,030,386
Digital River, Inc. (a)	103,713	1,632,443
E2open, Inc. (a)(d)	49,259	865,973
EarthLink Holdings Corp.	353,573	1,287,006
eGain Communications Corp. (a)(d)	32,997	216,790
Endurance International Group Holdings, Inc. (d)	80,391	1,049,103
Envestnet, Inc. (a)	108,097	4,382,252
Equinix, Inc. (a)(d)	168,600	33,509,250
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,045,304
GlowPoint, Inc. (a)	51,449	77,174
Gogo, Inc. (d)	38,042	688,180
IAC/InterActiveCorp	264,868	17,536,910
Internap Network Services Corp. (a)	201,642	1,443,757
Internet Patents Corp. (a)	283	917
IntraLinks Holdings, Inc. (a)	131,309	1,143,701
Inuvo, Inc. (a)	37,507	31,881
iPass, Inc. (a)	177,050	228,395
j2 Global, Inc. (d)	154,754	7,329,149
Limelight Networks, Inc. (a)	156,398	340,948
LinkedIn Corp. (a)(d)	336,973	53,946,008
Liquidity Services, Inc. (a)(d)	90,620	1,393,736
LiveDeal, Inc. (a)(d)	32,301	150,846
LivePerson, Inc. (a)(d)	177,068	1,685,687
Local Corp. (a)(d)	49,826	87,196
LogMeIn, Inc. (a)	79,339	3,377,461
LookSmart Ltd. (a)	14,768	30,865
Marchex, Inc. Class B	95,261	984,046
Marin Software, Inc. (a)(d)	33,252	332,520
Marketo, Inc. (d)	61,264	1,420,100
Mediabistro, Inc. (a)	5,114	4,608
MeetMe, Inc. (a)(d)	65,453	134,179
Millennial Media, Inc. (a)(d)	114,638	460,845
Monster Worldwide, Inc. (a)	344,947	1,952,400
Move, Inc. (a)	134,032	1,753,139
NIC, Inc.	213,189	3,532,542
Onvia.com, Inc. (a)(d)	2,326	10,374
OpenTable, Inc. (a)(d)	82,600	5,596,150
Pandora Media, Inc. (a)(d)	573,228	14,061,283
Perficient, Inc. (a)	119,685	2,111,243
QuinStreet, Inc. (a)	98,885	549,801
Rackspace Hosting, Inc. (a)	397,788	14,515,284
RealNetworks, Inc. (a)	72,712	559,155
Reis, Inc.	22,987	424,110
Rocket Fuel, Inc. (d)	30,570	764,250
SciQuest, Inc. (a)(d)	91,881	1,555,545
Selectica, Inc. (a)	2,268	13,676
Shutterstock, Inc. (a)(d)	35,142	2,285,636
Spark Networks, Inc. (a)(d)	65,828	300,834
SPS Commerce, Inc. (a)(d)	57,155	3,251,548
Stamps.com, Inc. (a)(d)	52,541	1,698,125

	Shares	Value
Support.com, Inc. (a)	167,715	$ 385,745
Synacor, Inc. (a)	40,770	92,548
TechTarget, Inc. (a)	30,780	245,009
Textura Corp. (d)	60,822	1,273,004
TheStreet.com, Inc.	80,374	208,169
Travelzoo, Inc. (a)(d)	32,602	627,589
Tremor Video, Inc. (d)	25,546	104,739
Trulia, Inc. (a)(d)	122,007	4,715,571
Twitter, Inc. (d)	263,403	8,544,793
United Online, Inc.	42,358	462,549
Unwired Planet, Inc. (d)	324,432	700,773
Vocus, Inc. (a)(d)	68,868	1,238,247
Web.com Group, Inc. (a)(d)	159,297	5,486,189
WebMD Health Corp. (a)(d)	131,756	5,639,157
World Energy Solutions, Inc. (a)	2,295	9,226
XO Group, Inc. (a)	84,893	966,931
Xoom Corp. (a)(d)	55,943	1,241,935
Yelp, Inc. (a)(d)	193,782	12,818,679
YuMe, Inc. (d)	17,622	92,516
Zillow, Inc. (a)(d)	80,037	9,445,967
Zix Corp. (a)(d)	180,557	595,838
		318,187,205
IT Services - 2.4%
Acxiom Corp. (a)(d)	264,431	6,010,517
Amdocs Ltd.	551,438	26,535,197
Blackhawk Network Holdings, Inc. (a)	55,728	1,384,284
Blackhawk Network Holdings, Inc. (a)	115,000	2,820,950
Booz Allen Hamilton Holding Corp. Class A	214,148	4,739,095
Broadridge Financial Solutions, Inc.	409,739	16,807,494
CACI International, Inc. Class A (a)(d)	78,671	5,617,109
Cardtronics, Inc. (a)	151,336	4,385,717
Cass Information Systems, Inc.	30,537	1,539,676
Ciber, Inc. (a)	226,365	1,052,597
Computer Task Group, Inc.	44,089	684,261
Convergys Corp.	345,643	7,541,930
CoreLogic, Inc. (a)	310,531	8,859,449
CSG Systems International, Inc. (d)	120,782	3,172,943
CSP, Inc.	3,555	23,783
Datalink Corp. (a)	72,718	674,823
DST Systems, Inc.	119,797	10,919,497
Edgewater Technology, Inc. (a)	11,761	91,030
EPAM Systems, Inc. (a)(d)	84,110	3,538,508
Euronet Worldwide, Inc. (a)(d)	166,226	7,835,894
EVERTEC, Inc.	239,314	5,721,998
ExlService Holdings, Inc. (a)	105,564	2,991,684
FleetCor Technologies, Inc. (a)	253,096	31,993,865
Forrester Research, Inc.	46,079	1,742,708
Gartner, Inc. Class A (a)(d)	317,252	22,553,445
Genpact Ltd. (a)	536,271	9,036,166
Global Cash Access Holdings, Inc. (a)	213,120	1,896,768
Global Payments, Inc. (d)	243,203	16,673,998
Hackett Group, Inc.	102,623	626,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Heartland Payment Systems, Inc. (d)	125,346	$ 5,195,592
Higher One Holdings, Inc. (a)(d)	107,033	402,444
iGATE Corp. (a)	101,678	3,545,512
Information Services Group, Inc. (a)	84,828	435,168
Innodata, Inc. (a)	58,124	188,903
InterCloud Systems, Inc. (a)(d)	11,195	64,147
Jack Henry & Associates, Inc. (d)	304,775	17,673,902
Leidos Holdings, Inc. (d)	245,239	9,355,868
Lionbridge Technologies, Inc. (a)	195,313	1,099,612
ManTech International Corp. Class A	86,321	2,545,606
Mattersight Corp. (a)	37,173	188,467
Maximus, Inc.	234,148	10,461,733
ModusLink Global Solutions, Inc. (a)(d)	116,317	419,904
MoneyGram International, Inc. (a)	110,529	1,456,772
NCI, Inc. Class A (a)	29,120	278,970
Neustar, Inc. Class A (a)(d)	212,784	5,962,208
Newtek Business Services, Inc. (a)	5,503	14,913
PFSweb, Inc. (a)	60,946	501,586
Planet Payment, Inc. (a)	147,113	414,859
PRG-Schultz International, Inc. (a)	96,195	613,724
Sapient Corp. (a)	403,236	6,633,232
Science Applications International Corp.	150,289	5,820,693
ServiceSource International, Inc. (a)(d)	189,283	861,238
StarTek, Inc. (a)	22,269	160,337
Sykes Enterprises, Inc. (a)	140,929	2,843,947
Syntel, Inc. (a)	56,918	4,604,666
Teletech Holdings, Inc. (a)	76,566	2,019,811
The Management Network Group, Inc. (a)	2,929	12,331
Unisys Corp. (a)(d)	174,113	4,086,432
Vantiv, Inc. (a)(d)	483,077	14,970,556
VeriFone Systems, Inc. (a)(d)	382,694	12,556,190
Virtusa Corp. (a)	90,504	3,096,142
WEX, Inc. (a)(d)	133,449	12,849,804
WidePoint Corp. (a)(d)	172,571	274,388
WPCS International, Inc. (a)(d)	41,018	24,201
		339,105,244
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)(d)	130,785	2,559,462
Advanced Micro Devices, Inc. (a)(d)	2,110,424	8,441,696
AEHR Test Systems (a)	9,000	20,340
Aetrium, Inc. (a)	674	3,343
Alpha & Omega Semiconductor Ltd. (a)	18,317	150,932
Amkor Technology, Inc. (a)	453,070	4,580,538
Amtech Systems, Inc. (a)	29,907	295,481
ANADIGICS, Inc. (a)(d)	271,811	293,556
Applied Micro Circuits Corp. (a)(d)	253,177	2,278,593
Atmel Corp. (a)(d)	1,449,962	12,150,682
Audience, Inc. (a)(d)	35,929	445,879
Axcelis Technologies, Inc. (a)	355,900	669,092
AXT, Inc. (a)	91,754	201,859

	Shares	Value
Brooks Automation, Inc.	238,400	$ 2,314,864
BTU International, Inc. (a)	13,926	35,929
Cabot Microelectronics Corp. (a)	85,185	3,665,511
Cascade Microtech, Inc. (a)	31,120	372,506
Cavium, Inc. (a)(d)	178,619	8,748,759
Ceva, Inc. (a)(d)	77,932	1,219,636
Cirrus Logic, Inc. (a)(d)	214,693	4,751,156
Cohu, Inc.	71,409	768,361
Cree, Inc. (a)(d)	418,299	20,128,548
CVD Equipment Corp. (a)(d)	12,898	163,934
CyberOptics Corp. (a)	16,917	136,859
Cypress Semiconductor Corp. (d)	501,821	5,143,665
Diodes, Inc. (a)(d)	129,242	3,576,126
DSP Group, Inc. (a)	67,110	563,053
Entegris, Inc. (a)	491,313	5,635,360
Entropic Communications, Inc. (a)(d)	344,149	1,132,250
Exar Corp. (a)(d)	162,732	1,770,524
Fairchild Semiconductor International, Inc. (a)(d)	438,835	6,437,709
FormFactor, Inc. (a)	187,509	1,361,315
Freescale Semiconductor, Inc. (a)(d)	328,909	7,298,491
GigOptix, Inc. (a)	74,425	108,661
GSI Technology, Inc. (a)	45,956	258,732
GT Advanced Technologies, Inc. (a)(d)	470,082	7,925,583
Hittite Microwave Corp.	113,767	6,689,500
Ikanos Communications, Inc. (a)	301,764	141,527
Inphi Corp. (a)	80,086	1,206,095
Integrated Device Technology, Inc. (a)	470,085	6,252,131
Integrated Silicon Solution, Inc. (a)	105,487	1,481,037
Intermolecular, Inc. (a)(d)	45,789	111,725
International Rectifier Corp. (a)(d)	245,261	6,577,900
Intersil Corp. Class A	460,637	6,481,163
Intest Corp. (a)	34,005	133,640
IXYS Corp.	82,833	936,841
Kopin Corp. (a)(d)	195,618	622,065
Kulicke & Soffa Industries, Inc. (a)	273,216	3,849,613
Lattice Semiconductor Corp. (a)	418,047	3,306,752
M/A-COM Technology Solutions, Inc. (a)	45,313	828,775
Marvell Technology Group Ltd.	1,410,023	21,954,058
Mattson Technology, Inc. (a)	251,767	533,746
Maxim Integrated Products, Inc.	972,768	33,317,304
MaxLinear, Inc. Class A (a)	93,581	885,276
Micrel, Inc.	167,598	1,784,919
Microsemi Corp. (a)(d)	339,818	8,267,772
MKS Instruments, Inc.	192,190	5,544,682
Monolithic Power Systems, Inc. (a)	122,120	4,798,095
MoSys, Inc. (a)(d)	140,688	467,084
Nanometrics, Inc. (a)(d)	74,815	1,283,825
NeoPhotonics Corp. (a)	69,250	322,705
NVE Corp. (a)	14,558	774,049
Omnivision Technologies, Inc. (a)(d)	197,966	4,450,276
ON Semiconductor Corp. (a)	1,524,647	13,249,182
PDF Solutions, Inc. (a)	89,099	1,774,852
Peregrine Semiconductor Corp. (a)(d)	97,452	621,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pericom Semiconductor Corp. (a)	65,839	$ 587,942
Photronics, Inc. (a)(d)	218,612	1,921,599
Pixelworks, Inc. (a)(d)	60,695	377,523
PLX Technology, Inc. (a)	126,271	728,584
PMC-Sierra, Inc. (a)(d)	712,587	5,037,990
Power Integrations, Inc.	104,568	5,258,725
QuickLogic Corp. (a)(d)	185,965	792,211
Rambus, Inc. (a)(d)	389,646	4,714,717
RF Micro Devices, Inc. (a)(d)	978,968	9,212,089
Rubicon Technology, Inc. (a)(d)	73,071	620,373
Rudolph Technologies, Inc. (a)(d)	116,508	1,104,496
Semtech Corp. (a)	241,502	6,264,562
Sigma Designs, Inc. (a)	104,992	361,172
Silicon Image, Inc. (a)	253,525	1,325,936
Silicon Laboratories, Inc. (a)	137,231	6,191,863
Skyworks Solutions, Inc.	652,549	28,261,897
Spansion, Inc. Class A (a)	179,228	3,414,293
STR Holdings, Inc. (a)	118,407	162,218
SunEdison, Inc. (a)(d)	842,602	16,590,833
SunPower Corp. (a)(d)	136,836	4,562,112
Synaptics, Inc. (a)(d)	119,707	8,149,653
Teradyne, Inc.	651,956	11,604,817
Tessera Technologies, Inc.	173,295	3,897,405
TriQuint Semiconductor, Inc. (a)	561,806	8,741,701
Ultra Clean Holdings, Inc. (a)	95,950	794,466
Ultratech, Inc. (a)(d)	102,668	2,605,714
Veeco Instruments, Inc. (a)(d)	140,261	4,673,497
Vitesse Semiconductor Corp. (a)	196,561	739,069
Xcerra Corp. (a)	178,150	1,719,148
		394,673,923
Software - 3.8%
ACI Worldwide, Inc. (a)(d)	134,442	7,301,545
Activision Blizzard, Inc.	1,659,391	34,482,145
Actuate Corp. (a)	156,442	730,584
Advent Software, Inc.	145,458	4,401,559
American Software, Inc. Class A	75,568	726,208
ANSYS, Inc. (a)	322,117	23,659,494
Aspen Technology, Inc. (a)(d)	323,368	13,901,590
Astea International, Inc. (a)	13,242	18,671
Asure Software, Inc. (a)	1,517	9,421
Aware, Inc. (a)	24,496	140,362
Barracuda Networks, Inc. (d)	19,714	581,366
Blackbaud, Inc.	162,070	5,550,898
Bottomline Technologies, Inc. (a)(d)	135,449	3,903,640
BroadSoft, Inc. (a)(d)	104,700	2,258,379
BSQUARE Corp. (a)	30,361	105,353
Cadence Design Systems, Inc. (a)(d)	993,602	16,583,217
Callidus Software, Inc. (a)(d)	153,601	1,614,347
Cinedigm Corp. (a)	237,315	579,049
CommVault Systems, Inc. (a)(d)	154,631	7,564,549
Compuware Corp.	791,291	7,833,781

	Shares	Value
Comverse, Inc. (a)	80,352	$ 1,988,712
Concur Technologies, Inc. (a)(d)	162,007	13,830,538
Cover-All Technologies, Inc. (a)	2,815	3,800
Covisint Corp. (d)	45,291	229,172
Cyan, Inc. (d)	28,568	105,987
Datawatch Corp. (a)(d)	28,143	425,241
Digimarc Corp.	26,174	833,904
Document Security Systems, Inc. (a)(d)	51,596	71,718
Ebix, Inc. (d)	116,379	1,820,168
Ellie Mae, Inc. (a)(d)	85,614	2,384,350
Envivio, Inc. (a)(d)	37,039	82,227
EPIQ Systems, Inc.	109,472	1,320,232
ePlus, Inc. (a)	13,541	767,910
Evolving Systems, Inc.	27,515	223,972
FactSet Research Systems, Inc.	137,942	14,779,106
Fair Isaac Corp.	120,516	7,098,392
FalconStor Software, Inc. (a)	102,011	158,117
FireEye, Inc. (d)	103,077	3,388,141
Fortinet, Inc. (a)	464,288	10,432,551
Gigamon, Inc. (a)(d)	46,149	784,994
Globalscape, Inc.	29,423	66,202
Glu Mobile, Inc. (a)(d)	197,835	719,130
GSE Systems, Inc. (a)	33,148	56,352
Guidance Software, Inc. (a)(d)	54,560	523,776
Guidewire Software, Inc. (a)(d)	232,671	8,787,984
Imperva, Inc. (a)	69,546	1,452,120
Infoblox, Inc. (a)	168,932	2,189,359
Informatica Corp. (a)	370,014	13,538,812
Interactive Intelligence Group, Inc. (a)	53,898	2,732,090
Jive Software, Inc. (a)(d)	129,531	1,036,248
Liquid Holdings Group, Inc. (d)	141,519	209,448
Majesco Entertainment Co. (a)(d)	169,132	56,338
Mandalay Digital Group, Inc. (a)(d)	99,644	366,690
Manhattan Associates, Inc. (a)	268,237	8,706,973
Mavenir Systems, Inc. (d)	18,596	247,513
Mentor Graphics Corp.	349,207	7,399,696
MICROS Systems, Inc. (a)(d)	255,988	13,674,879
MicroStrategy, Inc. Class A (a)	30,627	4,322,082
Mitek Systems, Inc. (a)(d)	93,592	305,110
Model N, Inc. (a)(d)	21,246	234,981
Monotype Imaging Holdings, Inc.	133,751	3,444,088
NetScout Systems, Inc. (a)(d)	132,159	5,137,020
NetSol Technologies, Inc. (a)(d)	25,363	99,423
NetSuite, Inc. (a)(d)	102,494	8,249,742
Nuance Communications, Inc. (a)(d)	918,690	14,868,998
Parametric Technology Corp. (a)(d)	420,097	15,459,570
Park City Group, Inc. (a)(d)	39,117	475,663
Peerless Systems Corp. (a)	15,698	54,943
Pegasystems, Inc.	121,810	2,587,244
Progress Software Corp. (a)	184,237	4,001,628
Proofpoint, Inc. (a)(d)	78,982	2,521,105
PROS Holdings, Inc. (a)(d)	84,746	1,949,158
QAD, Inc. Class B	24,367	441,530
Qlik Technologies, Inc. (a)	300,225	6,517,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Qualys, Inc. (a)(d)	57,711	$ 1,364,288
Rally Software Development Corp. (a)(d)	42,605	556,421
RealPage, Inc. (a)(d)	178,593	3,787,958
Rosetta Stone, Inc. (a)	57,425	565,062
Rovi Corp. (a)	338,708	8,186,572
SeaChange International, Inc. (a)	85,138	815,622
ServiceNow, Inc. (a)(d)	350,414	18,330,156
Silver Spring Networks, Inc. (a)(d)	15,724	191,047
Smith Micro Software, Inc. (a)(d)	110,403	88,322
SolarWinds, Inc. (a)	226,634	8,859,123
Solera Holdings, Inc.	239,379	15,619,480
Sonic Foundry, Inc. (a)	2,194	22,357
Splunk, Inc. (a)	300,808	12,591,823
SS&C Technologies Holdings, Inc. (a)	216,716	9,242,937
Synchronoss Technologies, Inc. (a)(d)	109,873	3,488,468
Synopsys, Inc. (a)	548,794	21,123,081
Tableau Software, Inc. (d)	113,087	6,563,569
Take-Two Interactive Software, Inc. (a)	321,702	6,636,712
Tangoe, Inc. (a)(d)	124,007	1,855,145
TeleCommunication Systems, Inc. Class A (a)	140,898	446,647
TeleNav, Inc. (a)	41,916	234,310
TIBCO Software, Inc. (a)	525,217	11,297,418
TiVo, Inc. (a)	405,366	4,823,855
Tyler Technologies, Inc. (a)(d)	99,405	7,766,513
Ultimate Software Group, Inc. (a)(d)	95,911	12,193,165
Varonis Systems, Inc. (d)	14,743	361,056
Vasco Data Security International, Inc. (a)	100,102	1,116,137
Verint Systems, Inc. (a)	189,983	8,801,912
VirnetX Holding Corp. (a)(d)	146,692	2,316,267
VMware, Inc. Class A (a)(d)	295,905	28,554,833
Voltari Corp. (a)(d)	11,296	27,336
Vringo, Inc. (a)(d)	250,377	823,740
Wave Systems Corp. Class A (a)(d)	184,623	347,091
Workday, Inc. Class A (a)(d)	113,132	8,866,155
Zynga, Inc. (a)(d)	2,368,872	8,172,608
		541,146,356
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(d)	329,470	16,687,656
Concurrent Computer Corp.	24,916	199,577
Cray, Inc. (a)(d)	140,464	3,938,611
Crossroads Systems, Inc. (a)(d)	24,612	60,546
Dataram Corp. (a)	3,942	10,446
Diebold, Inc.	221,486	8,312,370
Dot Hill Systems Corp. (a)	189,368	812,389
Electronics for Imaging, Inc. (a)	167,959	6,834,252
Fusion-io, Inc. (a)(d)	320,315	2,559,317
Hutchinson Technology, Inc. (a)	81,684	170,720
Imation Corp. (a)(d)	104,323	357,828
Immersion Corp. (a)(d)	100,218	1,083,357
Intevac, Inc. (a)	69,127	509,466

	Shares	Value
Lexmark International, Inc. Class A	210,080	$ 9,157,387
NCR Corp. (a)	578,441	18,891,883
Nimble Storage, Inc. (d)	26,323	667,815
Overland Storage, Inc. (a)(d)	11,412	44,050
QLogic Corp. (a)	297,783	2,959,963
Quantum Corp. (a)(d)	964,773	1,099,841
Qumu Corp. (a)	32,359	493,475
Silicon Graphics International Corp. (a)(d)	125,239	1,105,860
Super Micro Computer, Inc. (a)	132,262	2,843,633
Transact Technologies, Inc.	28,331	291,243
U.S.A. Technologies, Inc. (a)	79,221	167,949
Violin Memory, Inc. (d)	53,384	179,904
Xplore Technologies Corp. (a)	5,105	30,732
		79,470,270
TOTAL INFORMATION TECHNOLOGY		2,162,262,726
MATERIALS - 5.4%
Chemicals - 2.7%
A. Schulman, Inc.	107,253	3,776,378
Advanced Emissions Solutions, Inc. (a)	72,268	1,691,794
Albemarle Corp.	271,222	18,765,850
American Vanguard Corp. (d)	87,623	1,333,622
Arabian American Development Co. (a)	47,222	493,470
Ashland, Inc.	247,094	25,450,682
Axiall Corp. (d)	239,440	11,064,522
Balchem Corp.	107,797	5,943,927
BioAmber, Inc. (a)	8,263	82,465
Cabot Corp.	216,163	12,224,018
Calgon Carbon Corp. (a)	186,696	4,004,629
Celanese Corp. Class A (d)	537,796	33,719,809
Chase Corp.	16,537	505,040
Chemtura Corp. (a)	331,712	8,286,166
Clean Diesel Technologies, Inc. (a)(d)	33,479	82,358
Codexis, Inc. (a)	66,590	95,224
Core Molding Technologies, Inc. (a)	15,884	193,308
Cytec Industries, Inc. (d)	124,336	12,352,782
Ferro Corp. (a)	290,187	3,714,394
Flotek Industries, Inc. (a)(d)	160,657	4,559,446
FutureFuel Corp.	76,784	1,319,149
H.B. Fuller Co. (d)	171,979	8,225,756
Hawkins, Inc.	26,604	960,670
Huntsman Corp.	660,863	17,638,433
Innophos Holdings, Inc.	83,526	4,385,115
Innospec, Inc.	88,733	3,741,871
Intrepid Potash, Inc. (a)(d)	203,227	3,294,310
KMG Chemicals, Inc.	26,207	421,933
Koppers Holdings, Inc.	72,430	2,632,106
Kraton Performance Polymers, Inc. (a)	113,645	2,826,351
Kronos Worldwide, Inc.	80,119	1,208,996
Landec Corp. (a)	98,798	1,186,564
LSB Industries, Inc. (a)(d)	68,793	2,625,141
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Marrone Bio Innovations, Inc. (d)	16,210	$ 176,203
Metabolix, Inc. (a)(d)	85,270	69,956
Minerals Technologies, Inc.	123,420	7,652,040
NewMarket Corp. (d)	39,085	15,302,168
Northern Technologies International Corp. (a)	1,103	23,328
Olin Corp. (d)	275,464	7,506,394
OM Group, Inc.	118,087	3,637,080
OMNOVA Solutions, Inc. (a)	157,344	1,488,474
Penford Corp. (a)	37,194	445,584
PolyOne Corp.	321,961	12,920,295
Quaker Chemical Corp.	46,989	3,478,596
Rockwood Holdings, Inc.	250,770	19,151,305
RPM International, Inc.	459,452	19,788,598
Senomyx, Inc. (a)(d)	137,685	944,519
Sensient Technologies Corp.	178,805	9,798,514
Stepan Co.	71,974	3,852,048
Taminco Corp. (a)	96,977	2,066,580
The Scotts Miracle-Gro Co. Class A	154,797	9,280,080
TOR Minerals International, Inc. (a)	3,831	42,103
Tredegar Corp.	86,617	1,840,611
Tronox Ltd. Class A	212,649	5,650,084
Valhi, Inc.	64,947	372,796
Valspar Corp.	268,563	20,050,914
W.R. Grace & Co. (a)	261,329	24,063,174
Westlake Chemical Corp.	137,336	11,103,616
Zep, Inc.	75,098	1,314,215
		380,825,554
Construction Materials - 0.3%
Eagle Materials, Inc. (d)	165,401	14,384,925
Headwaters, Inc. (a)	262,531	3,394,526
Martin Marietta Materials, Inc. (d)	153,796	18,886,149
Texas Industries, Inc. (a)(d)	75,491	6,483,922
U.S. Concrete, Inc. (a)(d)	46,070	1,131,479
United States Lime & Minerals, Inc.	7,538	483,110
		44,764,111
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	427,058
Aptargroup, Inc.	229,798	15,302,249
Berry Plastics Group, Inc. (a)	315,034	7,437,953
Crown Holdings, Inc. (a)	460,313	22,486,290
Graphic Packaging Holding Co. (a)	1,130,623	12,425,547
Greif, Inc. Class A (d)	107,591	5,876,620
Myers Industries, Inc.	100,702	2,139,918
Packaging Corp. of America	333,257	23,048,054
Rock-Tenn Co. Class A	242,702	24,520,183
Silgan Holdings, Inc.	149,454	7,297,839
Sonoco Products Co.	352,169	14,875,619
UFP Technologies, Inc. (a)	15,846	385,058
		136,222,388

	Shares	Value
Metals & Mining - 1.1%
A.M. Castle & Co. (a)(d)	55,605	$ 671,152
AK Steel Holding Corp. (a)(d)	470,057	2,876,749
Allied Nevada Gold Corp. (a)(d)	330,091	911,051
Ampco-Pittsburgh Corp.	25,813	557,303
Carpenter Technology Corp.	186,998	11,685,505
Century Aluminum Co. (a)(d)	185,637	2,533,945
Cliffs Natural Resources, Inc. (d)	517,688	8,117,348
Coeur d'Alene Mines Corp. (a)(d)	382,421	2,615,760
Commercial Metals Co.	432,256	7,672,544
Compass Minerals International, Inc.	115,526	10,742,763
Comstock Mining, Inc. (a)(d)	213,099	362,268
Friedman Industries	15,788	130,093
General Moly, Inc. (a)(d)	202,841	206,898
Globe Specialty Metals, Inc.	235,437	4,706,386
Gold Resource Corp. (d)	132,594	580,762
Golden Minerals Co. (a)(d)	115,781	68,392
Handy & Harman Ltd. (a)	37,596	827,488
Haynes International, Inc.	45,865	2,435,432
Hecla Mining Co. (d)	1,188,592	3,292,400
Horsehead Holding Corp. (a)(d)	180,217	2,987,998
Kaiser Aluminum Corp. (d)	61,713	4,225,489
Materion Corp.	74,115	2,526,580
McEwen Mining, Inc. (a)(d)	803,888	1,744,437
Mines Management, Inc. (a)(d)	69,165	67,782
Molycorp, Inc. (a)(d)	663,618	1,838,222
Noranda Aluminium Holding Corp.	229,718	721,315
Olympic Steel, Inc.	27,830	658,458
Paramount Gold & Silver Corp. (a)(d)	435,955	401,602
Reliance Steel & Aluminum Co.	263,155	18,934,002
Royal Gold, Inc. (d)	225,798	14,162,051
RTI International Metals, Inc. (a)(d)	115,259	3,091,246
Schnitzer Steel Industries, Inc. Class A (d)	90,821	2,263,259
Silver Bull Resources, Inc. (a)(d)	148,902	40,948
Solitario Exploration & Royalty Corp. (a)(d)	57,827	69,392
Steel Dynamics, Inc.	763,112	13,178,944
Stillwater Mining Co. (a)(d)	414,791	6,972,637
SunCoke Energy, Inc. (a)	247,253	4,964,840
Synalloy Corp.	24,589	385,310
Timberline Resources Corp. (a)(d)	213,150	23,660
U.S. Antimony Corp. (a)(d)	84,807	142,476
U.S. Silica Holdings, Inc.	183,662	9,287,787
Universal Stainless & Alloy Products, Inc. (a)	20,455	616,514
Walter Energy, Inc. (d)	205,462	1,002,655
Worthington Industries, Inc.	180,460	7,272,538
		158,574,381
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	107,309	2,807,203
Clearwater Paper Corp. (a)	77,454	4,807,570
Deltic Timber Corp.	40,804	2,499,653
Domtar Corp.	111,803	10,160,657
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Kapstone Paper & Packaging Corp. (a)	270,598	$ 7,860,872
Louisiana-Pacific Corp. (a)(d)	479,027	6,802,183
Mercer International, Inc. (SBI) (a)(d)	142,605	1,260,628
Neenah Paper, Inc.	57,808	2,819,874
P.H. Glatfelter Co.	158,468	4,170,878
Resolute Forest Products (a)(d)	338,482	5,067,076
Schweitzer-Mauduit International, Inc.	110,157	4,591,344
Verso Paper Corp. (a)(d)	62,871	156,549
Wausau-Mosinee Paper Corp.	177,425	1,887,802
		54,892,289
TOTAL MATERIALS		775,278,723
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	295,012	2,218,490
Alaska Communication Systems Group, Inc. (a)	128,803	231,845
Alteva (a)	16,362	116,988
Atlantic Tele-Network, Inc.	43,046	2,402,828
Cbeyond, Inc. (a)	109,968	1,085,384
Cincinnati Bell, Inc. (a)	727,137	2,872,191
Cogent Communications Group, Inc.	155,142	5,689,057
Consolidated Communications Holdings, Inc.	137,165	2,800,909
Elephant Talk Communication, Inc. (a)(d)	328,995	299,385
Enventis Corp.	38,075	520,105
FairPoint Communications, Inc. (a)(d)	71,797	1,012,338
General Communications, Inc. Class A (a)	105,141	1,192,299
Hawaiian Telcom Holdco, Inc. (a)(d)	26,007	726,376
IDT Corp. Class B	56,794	941,645
inContact, Inc. (a)(d)	182,175	1,543,022
Inteliquent, Inc.	104,102	1,559,448
Intelsat SA (a)(d)	77,430	1,501,368
Iridium Communications, Inc. (a)(d)	219,539	1,738,749
Level 3 Communications, Inc. (a)	585,368	25,551,313
Lumos Networks Corp.	62,818	947,295
ORBCOMM, Inc. (a)	132,401	844,718
Premiere Global Services, Inc. (a)	161,424	2,100,126
Straight Path Communications, Inc. Class B (a)	22,231	210,528
Towerstream Corp. (a)(d)	186,972	362,726
TW Telecom, Inc. (a)(d)	501,396	16,440,775
Vonage Holdings Corp. (a)	585,092	2,223,350
xG Technology, Inc. (a)	21,884	42,236
		77,175,494
Wireless Telecommunication Services - 0.9%
Boingo Wireless, Inc. (a)(d)	67,800	462,396
Leap Wireless International, Inc. rights	194,908	491,168
NII Holdings, Inc. (a)(d)	572,344	286,172

	Shares	Value
NTELOS Holdings Corp.	51,213	$ 641,699
RingCentral, Inc. (d)	39,424	479,790
SBA Communications Corp. Class A (a)(d)	439,357	44,594,736
Shenandoah Telecommunications Co. (d)	77,349	2,135,606
Sprint Corp. (a)(d)	2,972,667	28,388,970
T-Mobile U.S., Inc. (a)	882,439	30,294,131
Telephone & Data Systems, Inc.	348,030	9,643,911
U.S. Cellular Corp. (d)	57,098	2,452,359
USA Mobility, Inc.	74,041	1,141,712
		121,012,650
TOTAL TELECOMMUNICATION SERVICES		198,188,144
UTILITIES - 3.3%
Electric Utilities - 1.2%
Allete, Inc.	131,977	6,555,298
Cleco Corp.	210,915	10,973,907
El Paso Electric Co.	152,595	5,815,395
Empire District Electric Co.	175,327	4,209,601
Genie Energy Ltd. Class B (a)	48,524	380,428
Great Plains Energy, Inc.	518,285	13,190,353
Hawaiian Electric Industries, Inc. (d)	366,432	8,812,690
IDACORP, Inc. (d)	179,585	9,846,646
ITC Holdings Corp.	542,324	19,849,058
MGE Energy, Inc.	139,559	5,239,045
NRG Yield, Inc. Class A	71,308	3,345,058
OGE Energy Corp.	681,574	25,034,213
Otter Tail Corp. (d)	133,850	3,825,433
PNM Resources, Inc.	293,112	8,341,968
Portland General Electric Co. (d)	260,349	8,609,741
UIL Holdings Corp.	195,360	7,222,459
Unitil Corp.	45,930	1,537,736
UNS Energy Corp.	140,515	8,510,994
Westar Energy, Inc.	428,646	15,452,688
		166,752,711
Gas Utilities - 0.9%
Atmos Energy Corp.	340,062	17,037,106
Chesapeake Utilities Corp.	35,018	2,290,527
Delta Natural Gas Co., Inc.	17,983	354,445
Gas Natural, Inc.	31,805	333,634
Laclede Group, Inc.	114,681	5,353,309
National Fuel Gas Co. (d)	287,628	21,572,100
New Jersey Resources Corp.	153,835	8,462,463
Northwest Natural Gas Co. (d)	100,781	4,562,356
ONE Gas, Inc.	177,897	6,516,367
Piedmont Natural Gas Co., Inc. (d)	281,747	10,083,725
Questar Corp.	602,846	14,510,503
RGC Resources, Inc.	2,242	43,271
South Jersey Industries, Inc.	122,682	7,056,669
Southwest Gas Corp.	165,026	8,640,761
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
UGI Corp.	380,175	$ 18,503,117
WGL Holdings, Inc.	180,519	7,320,045
		132,640,398
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	66,515	1,980,817
Pattern Energy Group, Inc.	126,626	3,843,099
U.S. Geothermal, Inc. (a)(d)	370,926	239,397
		6,063,313
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	66,943	160,663
Black Hills Corp.	150,557	8,682,622
Calpine Corp. (a)	1,173,365	27,362,872
Dynegy, Inc. (a)	347,296	11,703,875
		47,910,032
Multi-Utilities - 0.5%
Alliant Energy Corp.	358,071	20,875,539
Avista Corp.	203,057	6,357,715
MDU Resources Group, Inc.	652,327	22,100,839
NorthWestern Energy Corp.	139,641	6,702,768
Vectren Corp.	295,820	11,797,302
		67,834,163
Water Utilities - 0.4%
American States Water Co.	141,671	4,289,798
American Water Works Co., Inc.	611,309	29,715,730
Aqua America, Inc.	626,955	15,912,118
Artesian Resources Corp. Class A	17,456	390,665
Cadiz, Inc. (a)(d)	34,362	279,363
California Water Service Group	194,287	4,285,971
Connecticut Water Service, Inc.	31,001	994,202
Middlesex Water Co.	55,095	1,127,795
Pure Cycle Corp. (a)(d)	69,664	398,478
SJW Corp.	43,646	1,180,188
York Water Co.	39,414	802,863
		59,377,171
TOTAL UTILITIES		480,577,788
TOTAL COMMON STOCKS (Cost $10,610,300,693)		14,292,209,618
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% 6/26/14 to 9/18/14 (e) (Cost $3,999,488)	$ 4,000,000	3,999,750
Money Market Funds - 26.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	108,790,078	$ 108,790,078
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,671,623,687	3,671,623,687
TOTAL MONEY MARKET FUNDS (Cost $3,780,413,765)		3,780,413,765
TOTAL INVESTMENT PORTFOLIO - 125.7% (Cost $14,394,713,946)		18,076,623,133
NET OTHER ASSETS (LIABILITIES) - (25.7)%		(3,698,508,513)
NET ASSETS - 100%		$ 14,378,114,620
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
241 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 33,180,880	$ 741,335
439 ICE Russell 2000 Index Contracts (United States)	June 2014	49,747,480	(595,932)
TOTAL EQUITY INDEX CONTRACTS		$ 82,928,360	$ 145,403

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,999,750.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,491
Fidelity Securities Lending Cash Central Fund	6,078,551
Total	$ 6,121,042
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,207,704,257	$ 2,207,542,735	$ -	$ 161,522
Consumer Staples	461,573,518	461,573,518	-	-
Energy	993,616,892	993,610,397	-	6,495
Financials	3,212,935,758	3,212,928,651	7,106	1
Health Care	1,618,403,470	1,618,403,469	-	1
Industrials	2,181,668,342	2,181,668,342	-	-
Information Technology	2,162,262,726	2,162,262,726	-	-
Materials	775,278,723	775,278,723	-	-
Telecommunication Services	198,188,144	197,696,976	-	491,168
Utilities	480,577,788	480,577,788	-	-
U.S. Government and Government Agency Obligations	3,999,750	-	3,999,750	-
Money Market Funds	3,780,413,765	3,780,413,765	-	-
Total Investments in Securities:	$ 18,076,623,133	$ 18,071,957,090	$ 4,006,856	$ 659,187
Derivative Instruments:
Assets
Futures Contracts	$ 741,335	$ 741,335	$ -	$ -
Liabilities
Futures Contracts	$ (595,932)	$ (595,932)	$ -	$ -
Total Derivative Instruments:	$ 145,403	$ 145,403	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $14,418,366,205. Net unrealized appreciation aggregated $3,658,256,928, of which $4,591,029,597 related to appreciated investment securities and $932,772,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2014

1.816029.109

SPI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 7.6%
AGL Energy Ltd.	561,623	$ 8,049,186
ALS Ltd. (d)	397,437	3,310,379
Alumina Ltd. (a)	2,511,011	3,356,361
Amcor Ltd.	1,211,717	11,964,732
AMP Ltd.	2,967,915	14,611,457
APA Group unit	849,189	5,524,181
Asciano Ltd.	986,741	5,142,539
ASX Ltd.	194,044	6,497,522
Australia & New Zealand Banking Group Ltd.	2,749,180	85,684,981
Bank of Queensland Ltd.	362,114	4,044,017
Bendigo & Adelaide Bank Ltd.	431,348	4,708,821
BHP Billiton Ltd.	3,220,804	109,572,405
Boral Ltd.	771,032	3,803,073
Brambles Ltd.	1,565,811	14,018,476
Caltex Australia Ltd.	137,039	2,850,415
CFS Retail Property Trust unit	2,135,821	4,074,789
Coca-Cola Amatil Ltd.	576,290	5,073,628
Cochlear Ltd.	56,696	3,158,989
Commonwealth Bank of Australia (d)	1,615,406	122,660,578
Computershare Ltd.	470,348	5,572,295
Crown Ltd.	397,544	6,015,783
CSL Ltd.	485,550	31,898,005
DEXUS Property Group unit	5,496,788	5,703,878
Federation Centres unit	1,420,608	3,331,664
Flight Centre Travel Group Ltd.	55,552	2,573,600
Fortescue Metals Group Ltd.	1,573,301	6,457,089
Goodman Group unit	1,731,359	8,201,462
Harvey Norman Holdings Ltd.	527,666	1,571,432
Iluka Resources Ltd.	424,425	3,436,423
Incitec Pivot Ltd.	1,625,717	4,160,677
Insurance Australia Group Ltd.	2,326,626	12,883,383
Leighton Holdings Ltd. (d)	105,817	1,992,222
Lend Lease Group unit	550,522	6,870,524
Macquarie Group Ltd.	289,934	16,197,719
Metcash Ltd.	865,946	2,296,794
Mirvac Group unit	3,667,728	6,178,202
National Australia Bank Ltd.	2,355,396	73,411,731
Newcrest Mining Ltd. (a)	767,316	6,955,360
Orica Ltd.	370,080	6,771,198
Origin Energy Ltd.	1,106,868	15,544,310
Qantas Airways Ltd. (a)	1,067,591	1,395,943
QBE Insurance Group Ltd.	1,245,274	13,188,444
QR National Ltd.	2,107,190	9,687,619
Ramsay Health Care Ltd.	132,731	5,848,961
realestate.com.au Ltd.	52,400	2,219,831
Rio Tinto Ltd.	437,026	24,118,392
Santos Ltd.	976,884	13,200,671
SEEK Ltd.	323,795	5,101,683
Sonic Healthcare Ltd.	383,009	6,312,682
SP AusNet unit	1,737,657	2,231,668
Stockland Corp. Ltd. unit	2,323,085	8,431,718

	Shares	Value
Suncorp-Metway Ltd.	1,291,030	$ 16,039,986
Sydney Airport unit	1,081,876	4,420,062
Tabcorp Holdings Ltd.	767,806	2,486,664
Tatts Group Ltd.	1,420,382	4,018,511
Telstra Corp. Ltd.	4,358,981	21,662,701
The GPT Group unit	1,685,649	6,118,122
Toll Holdings Ltd.	688,086	3,470,790
TPG Telecom Ltd.	260,000	1,439,716
Transurban Group unit	1,752,518	12,118,188
Treasury Wine Estates Ltd.	657,749	3,183,097
Wesfarmers Ltd.	1,145,761	46,234,875
Westfield Group unit	1,978,852	19,705,319
Westfield Retail Trust unit	3,000,641	8,908,223
Westpac Banking Corp.	3,116,374	99,897,821
Woodside Petroleum Ltd.	661,751	25,970,756
Woolworths Ltd.	1,257,730	43,929,106
WorleyParsons Ltd.	209,595	3,132,657
TOTAL AUSTRALIA		1,060,604,486
Austria - 0.3%
Andritz AG	72,551	4,321,344
Erste Group Bank AG	277,513	9,642,659
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	950,478	3,379,040
OMV AG	146,241	6,058,198
Raiffeisen International Bank-Holding AG	118,629	3,973,193
Telekom Austria AG	265,155	2,578,195
Vienna Insurance Group AG	38,223	2,066,432
Voestalpine AG	111,261	5,148,283
TOTAL AUSTRIA		37,167,348
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	1,419,164	7,452,789
Bailiwick of Jersey - 1.2%
Experian PLC	995,424	17,302,653
Glencore Xstrata PLC	10,653,014	57,739,258
Petrofac Ltd.	258,672	5,471,855
Randgold Resources Ltd.	88,540	6,527,721
Shire PLC	589,558	34,002,091
Wolseley PLC	265,724	14,809,768
WPP PLC	1,347,636	29,144,160
TOTAL BAILIWICK OF JERSEY		164,997,506
Belgium - 1.2%
Ageas	222,312	9,345,896
Anheuser-Busch InBev SA NV	806,512	88,560,174
Belgacom SA	153,088	5,072,014
Colruyt NV	75,583	4,235,088
Delhaize Group SA	102,919	7,326,395
Groupe Bruxelles Lambert SA	81,335	8,468,389
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
Common Stocks - continued
	Shares	Value
Belgium - continued
KBC Groupe SA	250,640	$ 14,920,289
Solvay SA Class A (d)	59,555	9,632,292
Telenet Group Holding NV	52,708	3,157,760
UCB SA	113,101	9,016,074
Umicore SA	113,103	5,439,342
TOTAL BELGIUM		165,173,716
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	621,450	4,240,283
First Pacific Co. Ltd.	2,298,665	2,600,209
Kerry Properties Ltd.	633,181	2,082,577
Li & Fung Ltd.	5,869,246	8,524,202
Noble Group Ltd.	4,339,890	4,792,113
NWS Holdings Ltd.	1,485,939	2,587,425
Seadrill Ltd. (d)	376,476	14,195,234
Shangri-La Asia Ltd.	1,549,380	2,430,102
Yue Yuen Industrial (Holdings) Ltd.	726,500	2,248,950
TOTAL BERMUDA		43,701,095
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	238,729	2,674,287
MGM China Holdings Ltd.	940,000	3,273,593
Sands China Ltd.	2,424,400	17,667,933
Wynn Macau Ltd.	1,554,400	6,465,848
TOTAL CAYMAN ISLANDS		30,081,661
Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	2,855	7,055,048
Series B	6,530	17,007,041
Carlsberg A/S Series B	107,530	11,174,754
Coloplast A/S Series B	111,795	9,637,412
Danske Bank A/S	655,799	18,433,399
DSV de Sammensluttede Vognmaend A/S	179,680	5,985,778
Novo Nordisk A/S Series B	1,996,540	84,533,928
Novozymes A/S Series B	237,952	11,629,780
Pandora A/S	115,000	8,489,658
TDC A/S	813,872	7,900,515
Tryg A/S	24,439	2,332,200
Vestas Wind Systems A/S (a)	220,000	11,764,942
William Demant Holding A/S (a)	25,113	2,254,334
TOTAL DENMARK		198,198,789
Finland - 0.9%
Elisa Corp. (A Shares)	140,754	4,190,415
Fortum Corp.	445,567	10,865,933
Kone Oyj (B Shares) (d)	313,316	12,898,321
Metso Corp.	125,952	4,896,641
Neste Oil Oyj (d)	130,739	2,676,817
Nokia Corp.	3,754,916	30,464,325
Nokian Tyres PLC (d)	113,660	4,815,399

	Shares	Value
Orion Oyj (B Shares)	100,182	$ 3,157,339
Sampo Oyj (A Shares)	447,552	22,560,777
Stora Enso Oyj (R Shares)	552,993	5,664,900
UPM-Kymmene Corp. (d)	529,255	9,313,971
Wartsila Corp.	175,832	9,486,748
TOTAL FINLAND		120,991,586
France - 9.4%
Accor SA	170,543	9,023,544
Aeroports de Paris	29,545	3,846,192
Air Liquide SA	63,331	9,224,324
Alcatel-Lucent SA (a)(d)	2,801,876	11,421,480
Alstom SA	216,431	8,530,728
Arkema SA	62,825	6,423,849
Atos Origin SA	78,248	7,029,142
AXA SA	1,812,420	44,742,572
BIC SA	28,667	3,745,962
BNP Paribas SA	1,059,485	74,190,454
Bollore	5,000	3,205,447
Bouygues SA	192,239	8,924,133
Bureau Veritas SA	219,203	6,609,601
Cap Gemini SA	144,181	10,483,461
Carrefour SA	631,517	22,958,934
Casino Guichard Perrachon SA	56,763	7,308,983
Christian Dior SA	54,810	11,468,638
CNP Assurances	174,740	3,768,274
Compagnie de St. Gobain	441,769	25,168,841
Credit Agricole SA	1,002,453	15,639,522
Danone SA	569,649	42,478,191
Dassault Systemes SA	63,471	8,049,867
Edenred SA	204,034	6,395,575
EDF SA	243,400	8,545,270
Essilor International SA	204,487	21,480,202
Eurazeo SA	36,787	3,174,254
Eutelsat Communications	149,982	5,251,246
Fonciere des Regions	28,366	2,838,939
GDF Suez	1,449,487	40,475,660
Gecina SA	21,796	3,110,764
Groupe Eurotunnel SA	543,970	7,192,673
ICADE	36,465	3,650,502
Iliad SA	26,156	8,360,992
Imerys SA	33,971	2,846,526
JCDecaux SA	66,607	2,653,948
Kering SA	75,945	16,781,310
Klepierre SA	99,455	4,828,400
L'Oreal SA	241,354	42,112,218
Lafarge SA (a)	159,515	13,779,355
Lafarge SA (Bearer)	27,852	2,405,934
Lagardere S.C.A. (Reg.)	117,278	4,087,013
Common Stocks - continued
	Shares	Value
France - continued
Legrand SA	265,504	$ 16,805,838
LVMH Moet Hennessy - Louis Vuitton SA	280,011	55,708,677
Michelin CGDE Series B	186,188	22,943,716
Natixis SA	924,862	6,303,628
Orange SA	1,859,803	31,111,054
Pernod Ricard SA	212,828	26,095,978
Peugeot Citroen SA (a)	392,856	5,558,715
Publicis Groupe SA	181,906	15,691,236
Remy Cointreau SA	24,881	2,306,324
Renault SA	192,750	18,145,319
Rexel SA	259,942	6,211,579
Safran SA	271,710	18,439,442
Sanofi SA	1,194,937	127,754,335
Schneider Electric SA (d)	546,389	51,451,486
SCOR SE	153,786	5,368,711
Societe Generale Series A	720,344	41,501,564
Sodexo SA (a)	87,989	9,456,243
Sodexo SA	6,851	736,282
Suez Environnement SA	283,004	5,686,352
Technip SA (d)	102,142	10,968,923
Thales SA	90,883	5,439,885
Total SA (a)	2,146,709	150,713,028
Unibail-Rodamco	97,491	27,256,735
Valeo SA	75,912	10,192,725
Vallourec SA	107,988	5,873,433
Veolia Environnement SA	425,876	8,137,191
VINCI SA	481,922	35,671,406
Vivendi SA	1,207,709	31,674,591
Wendel SA	32,228	4,867,621
Zodiac Aerospace	181,768	6,462,025
TOTAL FRANCE		1,308,746,962
Germany - 8.4%
adidas AG	209,872	22,526,492
Allianz SE	458,104	77,821,882
Axel Springer Verlag AG	40,408	2,602,632
BASF AG	920,926	106,040,283
Bayer AG	829,286	119,939,813
Bayerische Motoren Werke AG (BMW)	331,978	41,674,023
Beiersdorf AG	100,544	10,153,150
Brenntag AG	51,691	9,656,898
Celesio AG	44,454	1,580,988
Commerzbank AG (a)	969,042	15,382,458
Continental AG	110,272	26,072,532
Daimler AG (Germany)	965,431	91,727,101
Deutsche Bank AG	1,021,877	41,387,289
Deutsche Boerse AG	193,746	14,789,872
Deutsche Lufthansa AG	232,443	6,131,138
Deutsche Post AG	969,783	35,970,523
Deutsche Telekom AG	3,123,920	52,750,588
Deutsche Wohnen AG (Bearer)	280,410	6,219,059

	Shares	Value
E.ON AG	2,002,613	$ 38,996,077
Fraport AG Frankfurt Airport Services Worldwide	36,432	2,794,993
Fresenius Medical Care AG & Co. KGaA	216,221	14,326,209
Fresenius SE & Co. KGaA	125,891	18,782,530
GEA Group AG	182,721	7,859,597
Hannover Reuck SE	60,210	5,354,590
HeidelbergCement Finance AG	141,404	12,178,252
Henkel AG & Co. KGaA	127,666	12,945,936
Hochtief AG	33,236	3,024,152
Hugo Boss AG	31,998	4,547,184
Infineon Technologies AG	1,125,071	13,954,595
K&S AG (d)	171,576	5,964,038
Kabel Deutschland Holding AG	21,897	3,116,225
Lanxess AG	91,804	6,527,439
Linde AG	186,004	38,856,745
MAN SE	37,855	4,728,295
Merck KGaA	64,893	11,145,821
Metro AG	161,789	6,753,017
Muenchener Rueckversicherungs AG	179,693	39,828,628
OSRAM Licht AG (a)	84,819	4,303,992
ProSiebenSat.1 Media AG	218,562	9,946,486
RWE AG	490,680	19,698,235
SAP AG	923,725	70,715,882
Siemens AG	795,060	105,667,605
Sky Deutschland AG (a)	441,529	4,119,200
Telefonica Deutschland Holding AG	275,126	2,136,216
Thyssenkrupp AG (a)	454,852	13,659,294
United Internet AG	118,392	5,471,794
Volkswagen AG	29,134	7,674,733
TOTAL GERMANY		1,177,504,481
Hong Kong - 2.4%
AIA Group Ltd.	12,068,800	60,476,706
Bank of East Asia Ltd.	1,321,089	5,376,064
BOC Hong Kong (Holdings) Ltd.	3,688,066	11,107,558
Cathay Pacific Airways Ltd.	1,163,327	2,118,700
Cheung Kong Holdings Ltd.	1,388,449	24,803,486
CLP Holdings Ltd.	1,863,657	15,336,268
Galaxy Entertainment Group Ltd.	2,330,000	18,617,881
Hang Lung Properties Ltd.	2,208,423	7,007,295
Hang Seng Bank Ltd.	766,401	12,653,161
Henderson Land Development Co. Ltd.	1,054,605	6,869,327
HKT Trust/HKT Ltd. unit	2,232,000	2,432,674
Hong Kong & China Gas Co. Ltd.	5,728,112	13,845,674
Hong Kong Exchanges and Clearing Ltd.	1,119,836	20,842,690
Hutchison Whampoa Ltd.	2,135,158	28,641,540
Hysan Development Co. Ltd.	639,677	3,131,162
Link (REIT)	2,306,308	12,285,713
MTR Corp. Ltd.	1,438,951	5,447,373
New World Development Co. Ltd.	5,055,730	5,803,726
PCCW Ltd.	3,904,000	2,135,053
Power Assets Holdings Ltd.	1,390,176	12,103,377
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sino Land Ltd.	2,950,868	$ 4,574,960
SJM Holdings Ltd.	1,935,000	5,553,209
Sun Hung Kai Properties Ltd.	1,596,676	21,830,098
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	131,717	162,248
Swire Pacific Ltd. (A Shares)	664,884	7,902,677
Swire Properties Ltd.	1,152,600	3,597,717
Techtronic Industries Co. Ltd.	1,350,000	4,257,412
Wharf Holdings Ltd.	1,513,585	10,717,961
Wheelock and Co. Ltd.	899,000	3,635,216
TOTAL HONG KONG		333,266,926
Ireland - 0.4%
Bank of Ireland (a)	24,173,143	9,274,629
CRH PLC	735,584	20,203,209
CRH PLC sponsored ADR (d)	2,500	69,050
James Hardie Industries PLC CDI	446,720	5,957,554
Kerry Group PLC Class A	154,770	11,782,938
Ryanair Holdings PLC (a)	261,736	2,570,917
TOTAL IRELAND		49,858,297
Isle of Man - 0.0%
Genting Singapore PLC	6,098,859	6,539,875
Israel - 0.5%
Bank Hapoalim BM (Reg.)	1,055,182	6,150,584
Bank Leumi le-Israel BM (a)	1,294,194	5,114,861
Bezeq The Israeli Telecommunication Corp. Ltd.	1,911,247	3,427,432
Delek Group Ltd.	4,537	1,922,386
Israel Chemicals Ltd.	450,059	3,957,716
Israel Corp. Ltd. (Class A) (a)	2,696	1,569,152
Mizrahi Tefahot Bank Ltd.	132,536	1,797,260
NICE Systems Ltd.	55,809	2,187,480
NICE Systems Ltd. sponsored ADR (d)	3,568	139,973
Teva Pharmaceutical Industries Ltd.	820,685	41,421,923
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,365	1,836,069
TOTAL ISRAEL		69,524,836
Italy - 2.3%
Assicurazioni Generali SpA	1,169,091	26,470,467
Atlantia SpA	413,798	11,495,721
Banca Monte dei Paschi di Siena SpA (a)(d)	98,485	3,337,451
Banco Popolare Societa Cooperativa (a)	342,725	6,610,676
Enel Green Power SpA	1,744,540	4,894,067
Enel SpA	6,598,625	37,346,890
Eni SpA	2,549,648	64,935,188
EXOR SpA	97,955	4,206,112
Fiat SpA (a)(d)	880,722	9,202,263
Finmeccanica SpA (a)	411,652	3,378,083
Intesa Sanpaolo SpA	11,675,770	39,152,827
Intesa Sanpaolo SpA (Risparmio Shares)	900,000	2,566,539

	Shares	Value
Luxottica Group SpA	167,095	$ 9,545,626
Mediobanca SpA (a)	595,015	5,961,546
Pirelli & C. SpA	241,272	4,068,368
Prysmian SpA	206,593	4,795,942
Saipem SpA	267,117	6,961,985
Snam Rete Gas SpA (d)	2,036,275	11,952,372
Telecom Italia SpA (a)(d)	10,138,262	12,601,929
Terna SpA	1,520,385	8,070,365
UniCredit SpA	4,423,267	38,559,141
Unione di Banche Italiane ScpA	864,033	7,956,084
Unipolsai SpA	899,452	3,094,646
TOTAL ITALY		327,164,288
Japan - 19.1%
ABC-MART, Inc.	26,900	1,377,807
ACOM Co. Ltd. (a)(d)	395,300	1,521,034
Advantest Corp.	159,990	1,818,710
AEON Co. Ltd.	634,900	7,685,081
AEON Financial Service Co. Ltd.	111,800	2,824,624
AEON Mall Co. Ltd.	112,440	2,839,818
Air Water, Inc.	150,000	2,328,058
Aisin Seiki Co. Ltd.	191,100	6,981,779
Ajinomoto Co., Inc.	583,866	9,143,096
Alfresa Holdings Corp.	45,100	2,734,807
All Nippon Airways Ltd.	1,126,000	2,462,158
Amada Co. Ltd.	354,000	3,363,685
Aozora Bank Ltd.	1,090,000	3,349,644
Asahi Glass Co. Ltd.	1,005,677	5,612,928
Asahi Group Holdings	389,003	11,007,555
Asahi Kasei Corp.	1,270,727	9,536,210
Asics Corp.	159,700	3,460,110
Astellas Pharma, Inc.	2,178,400	28,025,259
Bank of Kyoto Ltd.	333,000	2,775,867
Bank of Yokohama Ltd.	1,165,084	6,523,545
Benesse Holdings, Inc.	72,300	3,035,169
Bridgestone Corp.	652,479	23,700,707
Brother Industries Ltd.	234,700	3,736,855
Calbee, Inc.	72,800	2,054,567
Canon, Inc.	1,136,144	37,452,630
Casio Computer Co. Ltd.	223,100	2,990,043
Central Japan Railway Co.	144,600	19,228,872
Chiba Bank Ltd.	745,674	4,867,408
Chiyoda Corp.	158,000	1,876,719
Chubu Electric Power Co., Inc.	647,564	7,798,330
Chugai Pharmaceutical Co. Ltd.	224,225	6,024,806
Chugoku Electric Power Co., Inc.	300,700	4,005,257
Citizen Holdings Co. Ltd.	264,966	2,043,086
Credit Saison Co. Ltd.	157,752	2,856,122
Dai Nippon Printing Co. Ltd.	566,242	5,706,859
Dai-ichi Mutual Life Insurance Co.	854,300	12,750,850
Daicel Chemical Industries Ltd.	293,000	2,681,023
Daido Steel Co. Ltd.	274,000	1,353,959
Daihatsu Motor Co. Ltd.	192,100	3,329,709
Daiichi Sankyo Kabushiki Kaisha	670,270	11,396,946
Common Stocks - continued
	Shares	Value
Japan - continued
Daikin Industries Ltd.	235,594	$ 14,132,775
Dainippon Sumitomo Pharma Co. Ltd.	160,500	1,767,999
Daito Trust Construction Co. Ltd.	72,863	7,913,185
Daiwa House Industry Co. Ltd.	596,184	11,206,419
Daiwa Securities Group, Inc.	1,668,985	13,556,710
DeNA Co. Ltd.	105,000	1,377,932
DENSO Corp.	487,438	22,452,065
Dentsu, Inc.	216,400	8,591,834
Don Quijote Holdings Co. Ltd.	56,700	3,356,200
East Japan Railway Co.	336,400	25,751,511
Eisai Co. Ltd.	253,178	10,396,852
Electric Power Development Co. Ltd.	117,980	3,510,464
FamilyMart Co. Ltd.	58,200	2,501,775
Fanuc Corp.	192,172	32,848,799
Fast Retailing Co. Ltd.	53,200	17,682,654
Fuji Electric Co. Ltd.	555,153	2,452,326
Fuji Heavy Industries Ltd.	589,500	15,720,638
Fujifilm Holdings Corp.	464,805	12,075,547
Fujitsu Ltd.	1,885,075	12,835,510
Fukuoka Financial Group, Inc.	781,300	3,403,061
GREE, Inc. (a)(d)	103,500	948,853
GungHo Online Entertainment, Inc. (d)	385,600	2,559,527
Gunma Bank Ltd.	380,663	2,003,809
Hakuhodo DY Holdings, Inc.	236,900	2,151,965
Hamamatsu Photonics K.K.	73,400	3,554,899
Hankyu Hanshin Holdings, Inc.	1,140,000	6,349,669
Hikari Tsushin, Inc.	15,000	1,196,464
Hino Motors Ltd.	255,600	3,245,240
Hirose Electric Co. Ltd.	29,898	4,299,885
Hiroshima Bank Ltd.	488,000	2,202,427
Hisamitsu Pharmaceutical Co., Inc.	62,200	2,533,996
Hitachi Chemical Co. Ltd.	105,300	1,640,282
Hitachi Construction Machinery Co. Ltd.	105,200	1,957,079
Hitachi High-Technologies Corp.	61,500	1,396,532
Hitachi Ltd.	4,846,271	32,758,765
Hitachi Metals Ltd.	200,000	2,845,738
Hokuhoku Financial Group, Inc.	1,163,000	2,306,951
Hokuriku Electric Power Co., Inc.	168,700	2,174,918
Honda Motor Co. Ltd.	1,632,260	57,300,523
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	86,437
Hoya Corp.	436,616	13,562,636
Hulic Co. Ltd.	265,200	3,489,871
Ibiden Co. Ltd.	118,400	2,176,149
Idemitsu Kosan Co. Ltd.	87,700	1,825,429
Iida Group Holdings Co. Ltd.	159,500	2,412,562
INPEX Corp.	881,800	12,773,655
Isetan Mitsukoshi Holdings Ltd.	351,487	4,619,371
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,330,185	5,613,920
Isuzu Motors Ltd.	1,183,000	7,263,208
Itochu Corp.	1,509,286	17,918,182
ITOCHU Techno-Solutions Corp.	26,000	1,073,953

	Shares	Value
Iyo Bank Ltd.	253,000	$ 2,384,552
J. Front Retailing Co. Ltd.	479,800	3,463,664
Japan Airlines Co. Ltd.	59,700	3,122,711
Japan Display, Inc.	330,000	1,915,815
Japan Exchange Group, Inc.	251,300	6,058,564
Japan Prime Realty Investment Corp.	797	2,869,023
Japan Real Estate Investment Corp.	1,197	7,015,519
Japan Retail Fund Investment Corp.	2,316	5,102,890
Japan Tobacco, Inc.	1,103,700	37,490,964
JFE Holdings, Inc.	494,575	9,436,646
JGC Corp.	208,117	6,007,929
Joyo Bank Ltd.	666,941	3,292,816
JSR Corp.	181,516	3,064,532
JTEKT Corp.	208,700	3,208,883
JX Holdings, Inc.	2,256,968	11,797,674
Kajima Corp.	839,317	3,496,654
Kakaku.com, Inc.	147,700	2,600,752
Kamigumi Co. Ltd.	230,663	2,085,536
Kaneka Corp.	273,559	1,715,463
Kansai Electric Power Co., Inc. (a)	713,036	6,600,293
Kansai Paint Co. Ltd.	236,000	3,726,308
Kao Corp.	518,250	20,567,554
Kawasaki Heavy Industries Ltd.	1,414,945	5,354,175
KDDI Corp.	579,900	34,650,792
Keihin Electric Express Railway Co. Ltd.	468,061	3,771,712
Keio Corp.	583,410	4,241,240
Keisei Electric Railway Co.	278,000	2,581,303
Keyence Corp.	45,762	17,877,005
Kikkoman Corp.	155,849	3,146,808
Kintetsu Corp.	1,816,100	6,387,578
Kirin Holdings Co. Ltd.	864,356	12,272,117
Kobe Steel Ltd.	3,076,000	4,283,175
Koito Manufacturing Co. Ltd.	99,000	2,364,800
Komatsu Ltd.	936,745	20,411,387
Konami Corp.	101,500	2,309,345
Konica Minolta, Inc.	485,200	4,201,711
Kubota Corp.	1,080,864	14,855,837
Kuraray Co. Ltd.	345,286	4,162,868
Kurita Water Industries Ltd.	107,100	2,330,414
Kyocera Corp.	323,704	14,490,152
Kyowa Hakko Kirin Co., Ltd.	229,689	2,796,385
Kyushu Electric Power Co., Inc. (a)	428,170	4,727,902
Lawson, Inc.	65,416	4,710,867
LIXIL Group Corp.	268,259	6,983,090
M3, Inc.	192,400	3,001,560
Mabuchi Motor Co. Ltd.	25,221	1,878,041
Makita Corp.	114,700	6,286,293
Marubeni Corp.	1,643,244	11,258,470
Marui Group Co. Ltd.	232,549	2,206,284
Maruichi Steel Tube Ltd.	45,500	1,121,328
Mazda Motor Corp.	2,711,000	11,813,710
McDonald's Holdings Co. (Japan) Ltd. (d)	67,500	1,910,536
Medipal Holdings Corp.	142,200	2,003,607
Meiji Holdings Co. Ltd.	60,729	3,841,246
Common Stocks - continued
	Shares	Value
Japan - continued
Miraca Holdings, Inc.	55,500	$ 2,619,793
Mitsubishi Chemical Holdings Corp.	1,356,775	5,638,595
Mitsubishi Corp.	1,409,102	27,928,248
Mitsubishi Electric Corp.	1,939,106	22,671,769
Mitsubishi Estate Co. Ltd.	1,254,723	30,645,648
Mitsubishi Gas Chemical Co., Inc.	390,867	2,297,814
Mitsubishi Heavy Industries Ltd.	3,045,256	17,834,636
Mitsubishi Logistics Corp.	125,000	1,808,813
Mitsubishi Materials Corp.	1,125,937	3,460,341
Mitsubishi Motors Corp. of Japan	645,500	6,602,406
Mitsubishi Tanabe Pharma Corp.	229,100	3,341,160
Mitsubishi UFJ Financial Group, Inc.	12,788,230	72,180,788
Mitsubishi UFJ Lease & Finance Co. Ltd.	577,500	3,135,619
Mitsui & Co. Ltd.	1,742,623	26,518,257
Mitsui Chemicals, Inc.	801,683	2,002,303
Mitsui Fudosan Co. Ltd.	839,677	26,746,546
Mitsui OSK Lines Ltd.	1,095,285	3,948,839
Mizuho Financial Group, Inc.	23,080,200	45,080,126
MS&AD Insurance Group Holdings, Inc.	509,084	12,138,378
Murata Manufacturing Co. Ltd.	203,354	17,316,294
Nabtesco Corp.	115,300	2,508,612
Nagoya Railroad Co. Ltd.	700,000	2,468,566
Namco Bandai Holdings, Inc.	177,950	3,901,281
NEC Corp.	2,575,951	7,987,867
Nexon Co. Ltd.	121,600	1,071,468
NGK Insulators Ltd.	263,309	5,489,014
NGK Spark Plug Co. Ltd.	181,000	5,012,329
NHK Spring Co. Ltd.	161,700	1,508,350
Nidec Corp.	203,984	11,892,535
Nikon Corp.	343,738	5,469,529
Nintendo Co. Ltd.	106,696	12,476,479
Nippon Building Fund, Inc.	1,390	8,162,431
Nippon Electric Glass Co. Ltd.	393,000	1,973,571
Nippon Express Co. Ltd.	827,546	4,076,535
Nippon Meat Packers, Inc.	172,740	3,372,306
Nippon Paint Co. Ltd.	173,000	2,777,049
Nippon Prologis REIT, Inc.	1,319	2,893,192
Nippon Steel & Sumitomo Metal Corp.	7,633,636	21,642,991
Nippon Telegraph & Telephone Corp.	376,300	22,277,645
Nippon Yusen KK	1,628,578	4,821,416
Nissan Motor Co. Ltd.	2,492,248	22,492,676
Nisshin Seifun Group, Inc.	210,749	2,456,518
Nissin Food Holdings Co. Ltd.	58,723	2,861,400
Nitori Holdings Co. Ltd. (d)	70,100	3,448,939
Nitto Denko Corp.	164,294	7,616,494
NKSJ Holdings, Inc.	335,103	9,371,590
NOK Corp.	96,400	1,780,500
Nomura Holdings, Inc.	3,645,247	24,100,555
Nomura Real Estate Holdings, Inc.	123,400	2,385,126
Nomura Research Institute Ltd.	110,400	3,720,395
NSK Ltd.	466,576	5,681,865
NTT Data Corp.	129,000	4,719,482

	Shares	Value
NTT DOCOMO, Inc.	1,533,000	$ 25,558,105
NTT Urban Development Co.	111,200	1,121,048
Obayashi Corp.	651,704	4,386,684
Odakyu Electric Railway Co. Ltd.	631,000	5,692,654
Oji Holdings Corp.	808,352	3,425,749
Olympus Corp. (a)	241,029	7,800,112
OMRON Corp.	206,860	7,805,823
Ono Pharmaceutical Co. Ltd.	83,000	6,389,178
Oracle Corp. Japan	38,200	1,727,891
Oriental Land Co. Ltd.	50,256	8,387,947
ORIX Corp.	1,309,180	20,941,682
Osaka Gas Co. Ltd.	1,890,525	7,539,189
Otsuka Corp.	15,800	2,169,709
Otsuka Holdings Co. Ltd.	374,700	10,609,842
Panasonic Corp.	2,214,373	23,893,536
Park24 Co. Ltd.	98,100	1,860,909
Rakuten, Inc.	796,100	10,371,035
Resona Holdings, Inc.	2,202,000	11,568,752
Ricoh Co. Ltd.	712,570	8,753,666
Rinnai Corp.	36,200	3,184,880
ROHM Co. Ltd.	96,844	5,553,774
Sankyo Co. Ltd. (Gunma)	52,700	1,966,745
Sanrio Co. Ltd. (d)	47,900	1,294,704
Santen Pharmaceutical Co. Ltd.	75,400	4,073,639
SBI Holdings, Inc. Japan	200,460	2,303,076
Secom Co. Ltd.	210,967	12,914,412
Sega Sammy Holdings, Inc.	184,500	3,565,777
Seiko Epson Corp.	131,000	4,573,441
Sekisui Chemical Co. Ltd.	424,293	4,620,104
Sekisui House Ltd.	554,367	7,326,375
Seven & i Holdings Co., Ltd.	755,900	30,359,560
Seven Bank Ltd.	588,600	2,195,079
Sharp Corp. (a)(d)	1,538,675	4,386,555
Shikoku Electric Power Co., Inc. (a)	180,900	2,336,905
Shimadzu Corp.	243,000	2,086,226
Shimamura Co. Ltd.	22,400	2,171,977
SHIMANO, Inc.	79,400	8,212,121
SHIMIZU Corp.	590,416	3,929,624
Shin-Etsu Chemical Co., Ltd.	411,862	24,610,388
Shinsei Bank Ltd.	1,660,000	3,484,055
Shionogi & Co. Ltd.	301,091	6,066,537
Shiseido Co. Ltd.	361,950	6,108,852
Shizuoka Bank Ltd.	564,274	5,320,226
Showa Shell Sekiyu K.K.	190,700	2,066,272
SMC Corp.	52,171	13,699,643
SoftBank Corp.	963,430	70,035,505
Sony Corp.	1,041,885	16,807,467
Sony Financial Holdings, Inc.	173,400	2,872,184
Stanley Electric Co. Ltd.	142,025	3,391,201
Sumitomo Chemical Co. Ltd.	1,493,334	5,565,752
Sumitomo Corp.	1,127,342	14,816,374
Sumitomo Electric Industries Ltd.	758,906	10,266,429
Sumitomo Heavy Industries Ltd.	549,822	2,451,965
Sumitomo Metal Mining Co. Ltd.	528,065	8,030,831
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	1,275,500	$ 51,757,556
Sumitomo Mitsui Trust Holdings, Inc.	3,327,722	13,508,879
Sumitomo Realty & Development Co. Ltd.	358,000	15,462,444
Sumitomo Rubber Industries Ltd.	170,100	2,537,487
Suntory Beverage & Food Ltd.	138,800	5,302,370
Suzuken Co. Ltd.	70,960	2,518,890
Suzuki Motor Corp.	366,500	10,951,497
Sysmex Corp.	146,000	5,142,015
T&D Holdings, Inc.	579,200	7,589,095
Taiheiyo Cement Corp.	1,190,000	4,511,254
Taisei Corp.	980,594	5,070,398
Taisho Pharmaceutical Holdings Co. Ltd.	31,457	2,275,829
Taiyo Nippon Sanso Corp. (d)	235,000	2,069,102
Takashimaya Co. Ltd.	269,000	2,653,595
Takeda Pharmaceutical Co. Ltd.	791,942	35,956,901
TDK Corp.	123,825	5,319,284
Teijin Ltd.	960,341	2,189,732
Terumo Corp.	304,024	6,484,480
The Chugoku Bank Ltd.	161,700	2,300,931
The Hachijuni Bank Ltd.	417,000	2,298,363
The Suruga Bank Ltd.	181,000	3,132,633
THK Co. Ltd.	114,600	2,542,703
Tobu Railway Co. Ltd.	1,029,297	5,136,241
Toho Co. Ltd.	112,354	2,419,676
Toho Gas Co. Ltd.	414,000	2,078,750
Tohoku Electric Power Co., Inc.	458,490	4,882,237
Tokio Marine Holdings, Inc.	694,900	22,085,286
Tokyo Electric Power Co., Inc. (a)	1,457,718	5,925,737
Tokyo Electron Ltd.	172,818	10,426,057
Tokyo Gas Co. Ltd.	2,400,395	13,624,966
Tokyo Tatemono Co. Ltd.	413,000	3,792,059
Tokyu Corp.	1,138,954	7,799,574
Tokyu Fudosan Holdings Corp.	511,600	4,050,070
TonenGeneral Sekiyu K.K.	286,856	2,758,001
Toppan Printing Co. Ltd.	567,013	4,224,036
Toray Industries, Inc.	1,473,883	9,427,103
Toshiba Corp.	4,039,880	16,650,431
Toto Ltd.	287,185	3,653,681
Toyo Seikan Group Holdings Ltd.	162,400	2,405,611
Toyo Suisan Kaisha Ltd.	89,000	2,713,440
Toyoda Gosei Co. Ltd.	65,100	1,298,390
Toyota Industries Corp.	162,586	7,600,582
Toyota Motor Corp.	2,766,251	156,669,241
Toyota Motor Corp. sponsored ADR (d)	830	93,881
Toyota Tsusho Corp.	212,600	5,661,966
Trend Micro, Inc.	104,500	3,251,008
Unicharm Corp.	115,180	7,000,278
United Urban Investment Corp.	2,398	3,843,984
USS Co. Ltd.	218,600	3,588,378
West Japan Railway Co.	165,500	7,058,020
Yahoo! Japan Corp.	1,439,900	6,672,190
Yakult Honsha Co. Ltd.	88,366	4,449,010

	Shares	Value
Yamada Denki Co. Ltd.	904,550	$ 3,346,348
Yamaguchi Financial Group, Inc.	212,000	2,028,344
Yamaha Corp.	165,043	2,585,665
Yamaha Motor Co. Ltd.	277,100	4,386,203
Yamato Holdings Co. Ltd.	367,432	7,850,524
Yamato Kogyo Co. Ltd.	42,800	1,215,726
Yamazaki Baking Co. Ltd.	112,000	1,324,675
Yaskawa Electric Corp.	225,200	2,780,491
Yokogawa Electric Corp.	218,600	2,632,980
Yokohama Rubber Co. Ltd.	203,000	1,806,558
TOTAL JAPAN		2,657,055,404
Luxembourg - 0.4%
Altice S.A.	60,000	4,359,354
ArcelorMittal SA (Netherlands)	1,002,469	15,257,701
Millicom International Cellular SA (depository receipt)	66,449	6,136,504
RTL Group SA	39,298	4,580,155
SES SA (France) (depositary receipt)	305,681	11,104,763
Subsea 7 SA	274,672	5,490,775
Tenaris SA	471,957	10,572,207
TOTAL LUXEMBOURG		57,501,459
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	79
Mauritius - 0.0%
Golden Agri-Resources Ltd.	7,096,680	3,253,282
Netherlands - 3.1%
AEGON NV	1,815,184	15,771,800
Airbus Group NV	588,581	42,210,276
Akzo Nobel NV	245,287	18,383,276
ASML Holding NV (Netherlands)	358,145	30,722,154
CNH Industrial NV	948,799	10,385,644
Corio NV	69,660	3,483,499
Delta Lloyd NV	195,378	4,744,660
Fugro NV (Certificaten Van Aandelen) (d)	72,951	4,208,932
Gemalto NV (d)	79,705	8,653,962
Heineken Holding NV	100,931	6,660,446
Heineken NV (Bearer)	230,900	16,275,792
ING Groep NV (Certificaten Van Aandelen) (a)	3,850,014	53,996,027
Koninklijke Ahold NV	932,744	16,948,695
Koninklijke Boskalis Westminster NV	83,096	4,732,517
Koninklijke KPN NV (a)	3,214,580	11,903,322
Koninklijke Philips Electronics NV	973,060	30,728,519
OCI NV (a)	94,490	3,618,106
QIAGEN NV (a)	238,220	5,465,199
Randstad Holding NV	125,664	7,311,036
Reed Elsevier NV	697,423	15,599,989
Royal DSM NV	171,829	12,390,698
STMicroelectronics NV	639,544	6,390,598
TNT Express NV	439,979	3,932,009
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,633,702	$ 70,867,167
Vopak NV (d)	70,601	3,596,961
Wolters Kluwer NV	304,305	9,109,301
Ziggo NV	152,097	7,170,544
TOTAL NETHERLANDS		425,261,129
New Zealand - 0.1%
Auckland International Airport Ltd.	961,561	3,151,727
Contact Energy Ltd.	370,126	1,712,894
Fletcher Building Ltd.	687,339	5,223,703
Ryman Healthcare Group Ltd.	367,047	2,593,161
Telecom Corp. of New Zealand Ltd.	1,815,929	4,147,970
Xero Ltd. (a)	63,000	1,711,886
TOTAL NEW ZEALAND		18,541,341
Norway - 0.7%
Aker Solutions ASA	165,573	2,908,240
DNB ASA	982,225	18,451,943
Gjensidige Forsikring ASA	200,478	3,702,432
Norsk Hydro ASA	1,358,340	7,384,876
Orkla ASA	808,562	7,155,177
Statoil ASA (d)	1,119,196	34,300,876
Telenor ASA (d)	757,596	17,958,038
Yara International ASA	180,922	8,262,384
TOTAL NORWAY		100,123,966
Portugal - 0.2%
Banco Espirito Santo SA:
rights 6/9/14 (a)(d)	1,788,195	326,635
(Reg.) (a)(d)	1,788,195	2,425,390
Energias de Portugal SA	2,309,975	10,926,483
Galp Energia SGPS SA Class B	378,064	6,699,653
Jeronimo Martins SGPS SA	254,461	4,347,997
TOTAL PORTUGAL		24,726,158
Singapore - 1.3%
Ascendas Real Estate Investment Trust	2,036,183	3,993,471
CapitaCommercial Trust (REIT)	2,031,000	2,736,498
CapitaLand Ltd.	2,569,437	6,534,724
CapitaMall Trust	2,428,200	4,007,314
CapitaMalls Asia Ltd.	1,357,000	2,542,414
City Developments Ltd.	439,000	3,625,959
ComfortDelgro Corp. Ltd.	2,046,784	3,802,126
DBS Group Holdings Ltd.	1,719,020	23,161,475
Global Logistic Properties Ltd.	3,083,000	6,833,086
Hutchison Port Holdings Trust	5,336,000	4,002,000
Jardine Cycle & Carriage Ltd.	107,267	3,726,936
Keppel Corp. Ltd.	1,451,400	12,300,392
Keppel Land Ltd.	670,000	1,858,885
Olam International Ltd.	648,700	1,210,203
Oversea-Chinese Banking Corp. Ltd.	2,574,793	20,014,535
SembCorp Industries Ltd.	1,001,130	4,318,037

	Shares	Value
SembCorp Marine Ltd.	836,800	$ 2,748,637
Singapore Airlines Ltd.	534,425	4,435,434
Singapore Exchange Ltd.	845,000	4,641,673
Singapore Press Holdings Ltd.	1,615,021	5,279,109
Singapore Technologies Engineering Ltd.	1,548,161	4,776,675
Singapore Telecommunications Ltd.	7,990,827	24,845,910
StarHub Ltd.	602,000	2,015,786
United Overseas Bank Ltd.	1,273,829	22,921,407
UOL Group Ltd.	465,984	2,451,961
Wilmar International Ltd.	1,947,000	4,982,755
Yangzijiang Shipbuilding Holdings Ltd.	1,893,000	1,524,300
TOTAL SINGAPORE		185,291,702
Spain - 3.6%
Abertis Infraestructuras SA	407,241	8,923,724
ACS Actividades de Construccion y Servicios SA	175,415	7,794,017
Amadeus IT Holding SA Class A	381,442	16,758,397
Banco Bilbao Vizcaya Argentaria SA	5,916,327	75,924,555
Banco de Sabadell SA	3,414,553	11,282,624
Banco Popular Espanol SA	1,746,773	12,336,550
Banco Santander SA (Spain)	11,834,666	121,182,929
Bankia SA (a)	4,613,422	9,376,580
Cintra Concesiones de Infrastructuras de Transporte SA	402,999	8,723,648
Criteria CaixaCorp SA	1,764,803	10,734,194
Distribuidora Internacional de Alimentacion SA	610,451	5,639,388
Enagas SA	197,385	5,809,121
Gas Natural SDG SA	352,817	10,169,529
Grifols SA	150,570	8,158,667
Iberdrola SA	5,079,711	36,553,950
Inditex SA	218,562	31,729,842
International Consolidated Airlines Group SA (a)	242,890	1,609,124
International Consolidated Airlines Group SA CDI (a)	777,807	5,131,600
MAPFRE SA (Reg.)	1,084,033	4,427,188
Red Electrica Corporacion SA	109,403	9,386,412
Repsol YPF SA	865,718	24,386,839
Telefonica SA	4,104,650	68,916,096
Zardoya Otis SA (d)	167,672	3,026,162
TOTAL SPAIN		497,981,136
Sweden - 3.0%
Alfa Laval AB	315,866	8,274,254
ASSA ABLOY AB (B Shares)	335,524	16,941,656
Atlas Copco AB:
(A Shares)	676,358	19,829,863
(B Shares)	388,900	10,722,064
Boliden AB	273,041	3,794,503
Electrolux AB (B Shares)	240,087	6,030,876
Elekta AB (B Shares) (d)	371,020	4,795,761
Getinge AB (B Shares)	199,554	5,129,003
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	952,360	$ 40,246,176
Hexagon AB (B Shares)	255,361	8,024,868
Husqvarna AB (B Shares)	401,157	3,144,155
Industrivarden AB (C Shares)	123,328	2,473,195
Investment AB Kinnevik (B Shares)	235,950	9,361,136
Investor AB (B Shares)	458,140	17,977,819
Lundin Petroleum AB (a)	221,852	4,339,574
Nordea Bank AB	3,049,791	44,981,227
Sandvik AB	1,070,275	15,241,663
Securitas AB (B Shares)	315,698	3,644,302
Skandinaviska Enskilda Banken AB (A Shares)	1,520,498	20,642,146
Skanska AB (B Shares)	382,539	8,860,362
SKF AB (B Shares)	395,640	10,139,310
Svenska Cellulosa AB (SCA) (B Shares)	589,623	16,405,828
Svenska Handelsbanken AB (A Shares)	499,354	25,378,108
Swedbank AB (A Shares)	906,685	24,116,846
Swedish Match Co. AB	202,590	7,077,935
Tele2 AB (B Shares)	318,170	3,763,173
Telefonaktiebolaget LM Ericsson (B Shares)	3,051,995	38,042,427
TeliaSonera AB	2,393,277	17,727,845
Volvo AB (B Shares)	1,530,905	22,258,974
TOTAL SWEDEN		419,365,049
Switzerland - 9.0%
ABB Ltd. (Reg.)	2,204,353	52,377,330
Actelion Ltd.	102,137	10,150,969
Adecco SA (Reg.)	168,841	14,093,651
Aryzta AG	88,005	8,205,938
Baloise Holdings AG	48,134	5,778,230
Barry Callebaut AG	2,217	2,928,767
Coca-Cola HBC AG	20,139	463,146
Coca-Cola HBC AG sponsored ADR	179,380	4,111,390
Compagnie Financiere Richemont SA Series A	524,477	55,258,967
Credit Suisse Group AG	1,519,121	45,115,610
Ems-Chemie Holding AG	8,226	3,086,472
Geberit AG (Reg.)	37,945	12,563,587
Givaudan SA	9,264	15,186,546
Holcim Ltd. (Reg.)	229,279	20,111,519
Julius Baer Group Ltd.	225,283	9,750,943
Kuehne & Nagel International AG	53,775	7,332,136
Lindt & Spruengli AG	105	6,243,719
Lindt & Spruengli AG (participation certificate)	875	4,336,404
Lonza Group AG	52,738	5,668,378
Nestle SA	3,233,908	253,900,753
Novartis AG	2,307,989	207,659,401
Pargesa Holding SA	27,901	2,486,320
Partners Group Holding AG	17,502	4,643,747
Roche Holding AG (participation certificate)	704,773	207,733,571

	Shares	Value
Schindler Holding AG:
(participation certificate)	45,772	$ 7,068,976
(Reg.)	21,868	3,340,639
SGS SA (Reg.)	5,489	13,760,810
Sika AG (Bearer)	2,174	8,615,886
Sonova Holding AG Class B	52,898	8,069,086
Sulzer AG (Reg.)	24,033	3,649,903
Swatch Group AG (Bearer)	30,923	18,249,922
Swatch Group AG (Bearer) (Reg.)	46,552	5,107,464
Swiss Life Holding AG	32,233	7,749,598
Swiss Prime Site AG	55,701	4,478,472
Swiss Re Ltd.	352,893	31,387,970
Swisscom AG	23,351	13,911,511
Syngenta AG (Switzerland)	93,387	35,945,003
Transocean Ltd. (Switzerland)	362,091	15,272,113
UBS AG	3,659,615	73,578,540
Zurich Insurance Group AG	149,174	44,760,529
TOTAL SWITZERLAND		1,254,133,916
United Kingdom - 19.8%
3i Group PLC	968,127	7,008,763
Aberdeen Asset Management PLC	958,979	7,154,718
Admiral Group PLC	191,827	4,688,059
Aggreko PLC	255,383	7,135,977
AMEC PLC	295,957	5,992,684
Anglo American PLC (United Kingdom)	1,397,936	34,201,506
Antofagasta PLC	393,836	5,205,266
ARM Holdings PLC	1,409,868	21,731,682
ASOS PLC (a)	54,139	4,108,153
Associated British Foods PLC	357,283	18,074,131
AstraZeneca PLC (United Kingdom)	1,264,822	91,382,188
Aviva PLC	2,954,297	25,994,614
Babcock International Group PLC	500,211	10,178,828
BAE Systems PLC	3,202,614	22,712,945
Barclays PLC	16,383,193	67,774,453
BG Group PLC	3,418,391	69,962,164
BHP Billiton PLC	2,116,385	66,355,014
BP PLC	18,658,598	157,283,775
British American Tobacco PLC (United Kingdom)	1,891,780	114,549,081
British Land Co. PLC	957,875	11,479,969
British Sky Broadcasting Group PLC	1,025,252	15,166,004
BT Group PLC	7,937,903	52,867,866
Bunzl PLC	334,619	9,378,053
Burberry Group PLC	445,344	11,443,624
Capita Group PLC	661,049	12,266,117
Capital Shopping Centres Group PLC	903,022	4,767,983
Carnival PLC	183,826	7,479,370
Centrica PLC	5,092,467	28,646,793
Cobham PLC	1,084,813	5,798,761
Compass Group PLC	1,794,752	29,948,257
Croda International PLC	135,399	5,975,746
Diageo PLC	2,518,444	81,089,298
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Direct Line Insurance Group PLC	1,476,197	$ 6,267,659
easyJet PLC	157,964	4,051,123
Fresnillo PLC	218,085	2,946,366
G4S PLC (United Kingdom)	1,561,015	6,541,433
GKN PLC	1,635,424	10,762,335
GlaxoSmithKline PLC	4,869,019	130,667,318
GlaxoSmithKline PLC sponsored ADR (d)	2,239	120,772
Hammerson PLC	716,130	7,130,240
Hargreaves Lansdown PLC	236,108	4,824,366
HSBC Holdings PLC (United Kingdom)	19,003,194	200,453,273
ICAP PLC	557,990	3,737,470
IMI PLC	274,076	7,336,717
Imperial Tobacco Group PLC	965,116	43,549,223
Inmarsat PLC	445,317	5,460,211
InterContinental Hotel Group PLC	258,775	10,256,348
Intertek Group PLC	161,470	7,897,743
Investec PLC	578,974	5,022,214
ITV PLC	3,836,107	11,709,180
J Sainsbury PLC	1,232,780	7,151,761
Johnson Matthey PLC	205,893	11,085,185
Kingfisher PLC	2,390,114	15,704,732
Land Securities Group PLC	792,916	14,194,636
Legal & General Group PLC	5,931,610	22,887,784
Lloyds Banking Group PLC (a)	57,234,204	74,603,832
London Stock Exchange Group PLC	175,447	5,758,170
Marks & Spencer Group PLC	1,634,029	12,303,406
Meggitt PLC	809,513	6,574,208
Melrose PLC	1,071,254	5,027,781
National Grid PLC	3,742,648	55,935,421
Next PLC	155,310	17,285,953
Old Mutual PLC	4,902,566	16,599,716
Pearson PLC	820,749	16,119,189
Persimmon PLC	303,174	6,799,452
Prudential PLC	2,564,775	59,661,541
Prudential PLC ADR (d)	2,253	104,945
Reckitt Benckiser Group PLC	650,296	55,591,334
Reed Elsevier PLC	1,168,997	18,634,586
Rexam PLC	797,721	7,106,899
Rio Tinto PLC	1,276,485	65,464,055
Rolls-Royce Group PLC	1,884,614	32,853,496
Royal & Sun Alliance Insurance Group PLC	1,019,120	8,196,178
Royal Bank of Scotland Group PLC (a)	2,477,230	14,408,647
Royal Dutch Shell PLC:
Class A (Netherlands)	114,417	4,500,595
Class A (United Kingdom)	3,783,353	148,773,377
Class B (United Kingdom)	2,460,361	100,573,732
Royal Mail PLC	655,037	5,621,622
SABMiller PLC	966,192	53,622,672
Sage Group PLC	1,092,567	7,504,917
Schroders PLC	121,166	5,252,126

	Shares	Value
Scottish & Southern Energy PLC	967,543	$ 25,235,139
Segro PLC	745,167	4,615,236
Severn Trent PLC	239,638	7,905,086
Smith & Nephew PLC	893,918	15,673,037
Smiths Group PLC	392,909	8,700,028
Sports Direct International PLC (a)	260,000	3,427,661
Standard Chartered PLC (United Kingdom)	2,482,234	55,857,674
Standard Life PLC	2,380,221	15,958,906
Tate & Lyle PLC	463,002	5,374,381
Tesco PLC	8,119,736	41,339,445
The Weir Group PLC	212,009	9,310,681
Travis Perkins PLC	245,974	6,939,036
TUI Travel PLC	491,317	3,379,007
Tullow Oil PLC	912,527	12,894,340
Unilever PLC	1,287,757	57,900,242
United Utilities Group PLC	685,903	9,979,488
Vodafone Group PLC	26,381,092	92,493,473
Vodafone Group PLC sponsored ADR	14,727	515,592
Whitbread PLC	181,220	12,715,434
William Hill PLC	866,383	5,164,134
WM Morrison Supermarkets PLC	2,215,385	7,489,985
TOTAL UNITED KINGDOM		2,765,305,786
TOTAL COMMON STOCKS (Cost $11,763,774,176)		13,509,515,048
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA	250,075	36,424,069
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	54,072	5,215,596
FUCHS PETROLUB AG	35,608	3,373,464
Henkel AG & Co. KGaA	180,369	20,832,565
Porsche Automobil Holding SE (Germany)	153,372	16,380,559
Volkswagen AG	145,327	38,629,988
TOTAL GERMANY		84,432,172
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,973,285	5,709,794
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	248,374,628	416,326
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,147,459)		126,982,361
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.09% 6/26/14 to 3/5/15 (e) (Cost $22,995,340)	$ 23,000,000	$ 22,995,978
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	273,394,407	273,394,407
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	168,360,747	168,360,747
TOTAL MONEY MARKET FUNDS (Cost $441,755,154)		441,755,154
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $12,305,672,129)		14,101,248,541
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(155,897,295)
NET ASSETS - 100%		$ 13,945,351,246
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
97 CAC 40 Index Contracts (France)	June 2014	$ 5,956,761	$ 78,611
6 CBOT Yen Denominated Nikkei Index Contracts (Japan)	June 2014	433,497	14,877
4 DAX Index Contracts (Germany)	June 2014	1,354,835	87,877
543 Euro Stoxx 50 Index Contracts (Germany)	June 2014	23,982,171	1,718,645
18 Hang Seng Index Contracts (Hong Kong)	June 2014	2,659,504	13,929
224 LIFFE FTSE 100 Index Contracts (United Kingdom)	June 2014	25,616,359	984,050
34 MSCI Sing Index Contracts (Singapore)	June 2014	2,027,043	5,530
2,162 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	211,735,470	2,329,184
185 OMX Stockholm 30 Index Contracts (Sweden)	June 2014	3,874,440	82,666
75 SFE SPI 200 Index Contracts (Australia)	June 2014	9,602,563	225,493
176 TSE TOPIX Index Contracts (Japan)	June 2014	20,772,496	(351,928)
TOTAL EQUITY INDEX CONTRACTS		$ 308,015,139	$ 5,188,934

The face value of futures purchased as a percentage of net assets is 2.2%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
6/13/14	JPY	Goldman Sachs Bank USA	Buy	80,000,000	$ 786,327	$ (405)
6/13/14	JPY	Goldman Sachs Bank USA	Buy	1,360,000,000	13,175,869	184,798
6/13/14	JPY	Goldman Sachs Bank USA	Buy	1,500,000,000	14,558,513	177,517
6/13/14	JPY	Goldman Sachs Bank USA	Sell	250,000,000	2,457,111	1,106
6/13/14	JPY	Goldman Sachs Bank USA	Sell	520,000,000	5,080,159	(28,331)
6/19/14	SEK	Goldman Sachs Bank USA	Buy	30,400,000	4,775,557	(234,535)
6/19/14	SEK	Goldman Sachs Bank USA	Sell	5,000,000	760,294	13,416
6/20/14	AUD	Goldman Sachs Bank USA	Buy	300,000	278,883	(94)
6/20/14	AUD	Goldman Sachs Bank USA	Buy	12,500,000	11,234,875	381,340
6/20/14	AUD	Goldman Sachs Bank USA	Sell	300,000	270,570	(8,219)
6/20/14	AUD	Goldman Sachs Bank USA	Sell	2,200,000	2,035,990	(8,464)
6/20/14	EUR	Goldman Sachs Bank USA	Buy	1,700,000	2,319,677	(2,428)
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
6/20/14	EUR	Goldman Sachs Bank USA	Buy	12,600,000	$ 17,555,656	$ (380,752)
6/20/14	EUR	Goldman Sachs Bank USA	Buy	13,000,000	18,102,760	(382,621)
6/20/14	EUR	Goldman Sachs Bank USA	Sell	4,300,000	5,945,739	84,462
6/20/14	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,677,141	(1,204)
6/20/14	GBP	Goldman Sachs Bank USA	Buy	8,300,000	13,814,171	96,102
6/20/14	GBP	Goldman Sachs Bank USA	Buy	10,000,000	16,607,600	151,765
6/20/14	GBP	Goldman Sachs Bank USA	Sell	4,000,000	6,708,200	4,454
						$ 47,907

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,329,642.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,384
Fidelity Securities Lending Cash Central Fund	2,030,955
Total	$ 2,079,339
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,609,955,431	$ 963,985,357	$ 645,970,074	$ -
Consumer Staples	1,524,858,519	586,477,734	938,380,785	-
Energy	967,580,291	264,706,482	702,873,809	-
Financials	3,493,829,072	1,866,218,263	1,627,610,723	86
Health Care	1,415,314,809	296,200,215	1,119,114,594	-
Industrials	1,736,248,851	1,012,744,970	723,503,881	-
Information Technology	597,789,817	97,945,259	499,844,558	-
Materials	1,089,916,539	576,251,139	513,665,400	-
Telecommunication Services	677,539,767	196,663,598	480,876,169	-
Utilities	523,464,313	394,186,753	129,277,560	-
Government Obligations	22,995,978	-	22,995,978	-
Money Market Funds	441,755,154	441,755,154	-	-
Total Investments in Securities:	$ 14,101,248,541	$ 6,697,134,924	$ 7,404,113,531	$ 86
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,094,960	$ -	$ 1,094,960	$ -
Futures Contracts	5,540,862	5,540,862	-	-
Total Assets	$ 6,635,822	$ 5,540,862	$ 1,094,960	$ -
Liabilities
Forward Foreign Currency Contracts	$ (1,047,053)	$ -	$ (1,047,053)	$ -
Futures Contracts	(351,928)	(351,928)	-	-
Total Liabilities	$ (1,398,981)	$ (351,928)	$ (1,047,053)	$ -
Total Derivative Instruments:	$ 5,236,841	$ 5,188,934	$ 47,907	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 562,677,958
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $12,377,930,271. Net unrealized appreciation aggregated $1,723,318,270, of which $3,271,670,269 related to appreciated investment securities and $1,548,351,999 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2014

1.816022.109

STI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	58,540	$ 1,085,332
Autoliv, Inc.	118,893	12,602,658
BorgWarner, Inc.	256,514	16,132,165
Cooper Tire & Rubber Co.	72,740	2,024,354
Dana Holding Corp.	179,010	3,963,281
Delphi Automotive PLC	315,399	21,781,455
Dorman Products, Inc. (a)(d)	32,717	1,738,254
Drew Industries, Inc.	24,362	1,182,044
Federal-Mogul Corp. Class A (a)	65,766	1,091,058
Fox Factory Holding Corp.	10,471	178,949
Fuel Systems Solutions, Inc. (a)	20,668	201,926
Gentex Corp.	174,142	5,036,187
Gentherm, Inc. (a)(d)	38,502	1,583,587
Johnson Controls, Inc.	761,885	36,844,759
Lear Corp.	91,325	8,041,166
Modine Manufacturing Co. (a)	55,728	850,967
Motorcar Parts of America, Inc. (a)	17,588	418,946
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	50,991
Remy International, Inc.	14,427	343,218
Shiloh Industries, Inc. (a)	7,922	143,309
Spartan Motors, Inc.	44,931	221,959
Standard Motor Products, Inc.	23,238	964,842
Stoneridge, Inc. (a)	33,804	324,856
Strattec Security Corp.	4,334	286,044
Superior Industries International, Inc.	32,436	645,476
Tenneco, Inc. (a)	64,500	4,111,875
The Goodyear Tire & Rubber Co.	309,245	8,154,791
Tower International, Inc. (a)	19,656	602,260
TRW Automotive Holdings Corp. (a)	137,074	11,633,470
UQM Technologies, Inc. (a)(d)	38,648	73,818
Visteon Corp. (a)(d)	54,951	5,008,234
		147,322,231
Automobiles - 0.7%
Ford Motor Co.	4,534,559	74,548,150
General Motors Co.	1,500,108	51,873,735
Harley-Davidson, Inc.	252,087	17,958,678
Tesla Motors, Inc. (a)(d)	94,367	19,606,632
Thor Industries, Inc.	55,365	3,321,900
Winnebago Industries, Inc. (a)	39,123	968,685
		168,277,780
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	922,543
Genuine Parts Co.	178,880	15,442,710
LKQ Corp. (a)	344,122	9,545,944
Pool Corp.	48,205	2,782,875
VOXX International Corp. (a)	18,073	156,603
Weyco Group, Inc.	1,992	54,441
		28,905,116

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 599,897
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	111,836	2,997,205
Ascent Capital Group, Inc. (a)	16,905	1,044,391
Bridgepoint Education, Inc. (a)	9,049	117,547
Bright Horizons Family Solutions, Inc. (a)	32,761	1,277,024
Capella Education Co.	13,812	790,599
Career Education Corp. (a)	44,821	209,314
Carriage Services, Inc.	15,957	293,130
Collectors Universe, Inc.	4,772	98,685
Corinthian Colleges, Inc. (a)(d)	84,173	70,453
DeVry, Inc.	67,010	2,829,832
Education Management Corp. (a)(d)	26,671	49,875
Graham Holdings Co.	4,705	3,185,003
Grand Canyon Education, Inc. (a)(d)	52,030	2,291,922
H&R Block, Inc.	306,192	9,118,398
Hillenbrand, Inc.	69,805	2,114,393
Houghton Mifflin Harcourt Co. (d)	90,368	1,646,505
ITT Educational Services, Inc. (a)(d)	22,063	379,925
K12, Inc. (a)(d)	35,687	819,374
Learning Tree International, Inc. (a)	3,285	9,231
LifeLock, Inc. (a)	108,404	1,216,293
Lincoln Educational Services Corp.	15,671	60,020
Matthews International Corp. Class A	31,601	1,295,641
National American University Holdings, Inc.	5,378	18,285
Regis Corp. (d)	37,626	517,734
Service Corp. International	236,136	4,727,443
Sotheby's Class A (Ltd. vtg.)	74,799	2,953,065
Steiner Leisure Ltd. (a)	15,523	623,714
Strayer Education, Inc. (a)(d)	14,558	795,449
Universal Technical Institute, Inc.	29,419	333,906
Weight Watchers International, Inc. (d)	23,857	496,941
		42,981,194
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc. (a)	24,177	98,159
ARAMARK Holdings Corp.	47,480	1,252,522
Bally Technologies, Inc. (a)(d)	46,562	2,747,158
Biglari Holdings, Inc.	1,404	592,179
BJ's Restaurants, Inc. (a)(d)	35,904	1,134,207
Bloomin' Brands, Inc. (a)	94,643	1,972,360
Bob Evans Farms, Inc.	27,901	1,246,338
Boyd Gaming Corp. (a)(d)	82,652	905,039
Bravo Brio Restaurant Group, Inc. (a)	12,451	196,726
Brinker International, Inc. (d)	84,914	4,215,980
Buffalo Wild Wings, Inc. (a)(d)	20,168	2,914,478
Burger King Worldwide, Inc.	82,686	2,124,203
Caesars Entertainment Corp. (a)(d)	37,816	689,386
Carnival Corp. unit	503,525	20,156,106
Carrols Restaurant Group, Inc. (a)	34,793	244,595
Century Casinos, Inc. (a)	28,742	176,476
Chipotle Mexican Grill, Inc. (a)	35,471	19,405,829
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc.	44,031	$ 1,981,835
Churchill Downs, Inc.	15,167	1,306,940
Chuy's Holdings, Inc. (a)(d)	19,492	636,804
ClubCorp Holdings, Inc.	20,697	364,060
Cosi, Inc. (a)(d)	11,735	14,669
Cracker Barrel Old Country Store, Inc.	24,866	2,500,276
Darden Restaurants, Inc. (d)	150,278	7,531,933
Del Frisco's Restaurant Group, Inc. (a)	28,720	775,727
Denny's Corp. (a)	93,175	605,638
Diamond Resorts International, Inc.	18,779	361,308
DineEquity, Inc.	19,807	1,572,478
Domino's Pizza, Inc.	66,862	4,844,152
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	2,141
Dover Motorsports, Inc.	9,993	27,181
Dunkin' Brands Group, Inc.	121,165	5,423,345
Einstein Noah Restaurant Group, Inc.	21,901	337,494
Empire Resorts, Inc. (a)	5,314	33,478
Entertainment Gaming Asia, Inc. (a)	8,246	5,855
Extended Stay America, Inc. unit	49,140	1,085,994
Famous Dave's of America, Inc. (a)	7,623	244,470
Fiesta Restaurant Group, Inc. (a)	33,170	1,335,756
Frisch's Restaurants, Inc.	500	11,655
Hilton Worldwide Holdings, Inc.	143,127	3,237,533
Hyatt Hotels Corp. Class A (a)	74,342	4,546,757
Ignite Restaurant Group, Inc. (a)(d)	4,841	74,309
International Game Technology	268,403	3,368,458
International Speedway Corp. Class A	32,760	1,018,508
Interval Leisure Group, Inc.	46,155	945,716
Intrawest Resorts Holdings, Inc.	22,150	252,732
Isle of Capri Casinos, Inc. (a)	20,657	140,881
Jack in the Box, Inc.	42,139	2,432,684
Jamba, Inc. (a)	19,136	204,947
Kona Grill, Inc. (a)	4,029	78,848
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,543,448
Lakes Entertainment, Inc. (a)	2,872	14,216
Las Vegas Sands Corp.	443,932	33,969,677
Life Time Fitness, Inc. (a)(d)	49,894	2,654,361
Luby's, Inc. (a)	14,614	73,508
Marcus Corp.	22,859	384,031
Marriott International, Inc. Class A	251,677	15,508,337
Marriott Vacations Worldwide Corp. (a)	31,069	1,760,059
McDonald's Corp.	1,136,502	115,275,398
MGM Mirage, Inc. (a)	371,095	9,555,696
Monarch Casino & Resort, Inc. (a)	11,528	188,713
Morgans Hotel Group Co. (a)	27,678	218,656
MTR Gaming Group, Inc. (a)	11,304	55,390
Multimedia Games Holding Co., Inc. (a)	28,049	806,409
Noodles & Co. (d)	16,951	563,621
Norwegian Cruise Line Holdings Ltd. (a)	107,864	3,640,410
Orient Express Hotels Ltd. Class A (a)	110,162	1,448,630

	Shares	Value
Panera Bread Co. Class A (a)(d)	29,209	$ 4,486,794
Papa John's International, Inc.	38,520	1,670,612
Penn National Gaming, Inc. (a)	66,856	779,541
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,528,235
Pizza Inn Holdings, Inc. (a)(d)	9,079	54,928
Popeyes Louisiana Kitchen, Inc. (a)	24,822	1,065,360
Potbelly Corp.	17,598	278,224
Premier Exhibitions, Inc. (a)	7,733	7,037
Red Lion Hotels Corp. (a)	3,129	18,273
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,523,699
Rick's Cabaret International, Inc. (a)(d)	5,726	60,123
Royal Caribbean Cruises Ltd.	187,296	10,355,596
Ruby Tuesday, Inc. (a)(d)	88,086	693,237
Ruth's Hospitality Group, Inc.	33,916	415,471
Scientific Games Corp. Class A (a)(d)	45,645	408,523
SeaWorld Entertainment, Inc.	80,309	2,451,031
Six Flags Entertainment Corp.	119,451	4,832,987
Sonic Corp. (a)	98,965	2,058,472
Speedway Motorsports, Inc.	7,569	139,648
Starbucks Corp.	870,660	63,767,138
Starwood Hotels & Resorts Worldwide, Inc.	213,692	17,063,306
Texas Roadhouse, Inc. Class A	57,171	1,445,283
The Cheesecake Factory, Inc.	58,805	2,697,385
Town Sports International Holdings, Inc.	13,107	79,559
Vail Resorts, Inc.	38,833	2,706,272
Wendy's Co.	318,091	2,608,346
Wyndham Worldwide Corp.	150,698	11,141,103
Wynn Resorts Ltd.	92,850	19,959,965
Yum! Brands, Inc.	510,498	39,466,600
		488,799,611
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	9,782	132,742
Beazer Homes U.S.A., Inc. (a)	23,951	468,721
Blyth, Inc. (d)	16,038	140,012
Cavco Industries, Inc. (a)(d)	9,813	753,344
Cobra Electronics Corp. (a)	1,032	3,313
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	13,826
CSS Industries, Inc.	16,118	388,283
D.R. Horton, Inc.	323,463	7,659,604
Dixie Group, Inc. (a)	6,244	73,367
Emerson Radio Corp. (a)	23,724	44,364
Ethan Allen Interiors, Inc. (d)	25,611	600,322
Flexsteel Industries, Inc.	6,435	214,157
Garmin Ltd. (d)	139,580	8,222,658
Harman International Industries, Inc.	77,256	8,114,198
Helen of Troy Ltd. (a)	38,566	2,235,285
Hooker Furniture Corp.	13,495	192,979
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	830,894
Installed Building Products, Inc. (a)	13,724	186,097
iRobot Corp. (a)(d)	34,979	1,235,808
Jarden Corp. (a)	139,089	7,869,656
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home (d)	76,789	$ 1,265,483
Koss Corp.	2,669	10,916
La-Z-Boy, Inc.	54,902	1,340,707
Leggett & Platt, Inc.	173,875	5,897,840
Lennar Corp. Class A	188,180	7,696,562
LGI Homes, Inc. (d)	15,810	252,328
Libbey, Inc. (a)	27,649	745,141
Lifetime Brands, Inc.	10,885	171,003
M.D.C. Holdings, Inc. (d)	36,801	1,052,877
M/I Homes, Inc. (a)(d)	24,871	567,308
Meritage Homes Corp. (a)	46,552	1,867,201
Mohawk Industries, Inc. (a)	71,448	9,692,636
NACCO Industries, Inc. Class A	6,219	337,381
New Home Co. LLC (a)	11,951	146,997
Newell Rubbermaid, Inc.	324,627	9,505,079
NVR, Inc. (a)(d)	5,106	5,686,246
PulteGroup, Inc.	383,741	7,505,974
Ryland Group, Inc. (d)	46,168	1,740,534
Skullcandy, Inc. (a)	12,653	93,759
Skyline Corp. (a)	21,741	100,443
Standard Pacific Corp. (a)(d)	138,811	1,114,652
Stanley Furniture Co., Inc. (a)	5,699	15,330
Taylor Morrison Home Corp. (a)	26,856	572,033
Tempur Sealy International, Inc. (a)	69,336	3,810,707
Toll Brothers, Inc. (a)(d)	163,568	5,924,433
TRI Pointe Homes, Inc. (a)(d)	13,100	199,775
Tupperware Brands Corp.	56,734	4,749,770
Turtle Beach Corp. (a)(d)	6,672	68,588
UCP, Inc.	9,479	125,502
Universal Electronics, Inc. (a)	17,819	810,408
WCI Communities, Inc.	8,622	159,679
Whirlpool Corp.	87,714	12,591,345
William Lyon Homes, Inc. (a)	19,764	519,596
Zagg, Inc. (a)	21,268	96,557
		125,814,420
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	176,161
Amazon.com, Inc. (a)	429,210	134,149,586
Blue Nile, Inc. (a)(d)	17,894	551,493
dELiA*s, Inc. (a)(d)	2,977	2,046
Expedia, Inc.	116,317	8,526,036
FTD Companies, Inc. (a)(d)	25,393	758,997
Gaiam, Inc. Class A (a)	12,609	92,550
Geeknet, Inc. (a)	2,810	38,722
Groupon, Inc. Class A (a)(d)	426,564	2,508,196
HomeAway, Inc. (a)(d)	82,532	2,541,986
HSN, Inc.	37,772	2,100,879
Lands' End, Inc. (a)(d)	14,413	400,105
Liberty Interactive Corp.:
(Venture Group) Series A (a)	80,926	5,373,486
Series A (a)	564,659	16,448,517

	Shares	Value
Netflix, Inc. (a)	68,685	$ 28,698,654
NutriSystem, Inc.	26,922	444,213
Orbitz Worldwide, Inc. (a)	31,286	232,455
Overstock.com, Inc. (a)(d)	14,467	220,766
PetMed Express, Inc. (d)	32,292	429,484
priceline.com, Inc. (a)	59,743	76,389,192
RetailMeNot, Inc. (d)	11,243	286,697
Shutterfly, Inc. (a)	48,378	1,990,271
TripAdvisor, Inc. (a)(d)	128,089	12,446,408
U.S. Auto Parts Network, Inc. (a)	5,048	18,223
ValueVision Media, Inc. Class A (a)	41,726	186,098
Vitacost.com, Inc. (a)(d)	15,384	101,842
zulily, Inc. (d)	24,900	864,777
		295,977,840
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	698,181
Black Diamond, Inc. (a)(d)	20,004	215,643
Brunswick Corp.	110,580	4,765,998
Callaway Golf Co.	77,147	618,719
Hasbro, Inc.	131,724	7,073,579
JAKKS Pacific, Inc. (d)	19,661	173,607
Johnson Outdoors, Inc. Class A	3,505	87,450
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	593,416
Malibu Boats, Inc. Class A (a)	9,139	181,135
Marine Products Corp.	11,741	91,345
Mattel, Inc.	388,136	15,071,321
Nautilus, Inc. (a)	31,083	336,629
Polaris Industries, Inc.	74,931	9,660,105
Smith & Wesson Holding Corp. (a)(d)	80,794	1,283,009
Sturm, Ruger & Co., Inc. (d)	24,417	1,480,159
Summer Infant, Inc. (a)	32,605	93,250
		42,423,546
Media - 3.4%
A.H. Belo Corp. Class A	22,177	261,245
AMC Entertainment Hld, Inc. Class A	19,892	450,952
AMC Networks, Inc. Class A (a)(d)	71,600	4,430,608
Ballantyne of Omaha, Inc. (a)	17,964	76,886
Cablevision Systems Corp. - NY Group Class A	252,827	4,457,340
Carmike Cinemas, Inc. (a)	21,753	748,303
CBS Corp. Class B	629,958	37,551,796
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	161,678
Charter Communications, Inc. Class A (a)	79,457	11,373,475
Cinemark Holdings, Inc.	124,821	3,934,358
Clear Channel Outdoor Holding, Inc. Class A	41,131	335,629
Comcast Corp. Class A	3,002,358	156,723,088
Crown Media Holdings, Inc. Class A (a)(d)	24,979	89,175
Cumulus Media, Inc. Class A (a)	122,704	775,489
Digital Cinema Destinations Co. (a)	1,935	11,184
DIRECTV (a)	546,908	45,087,096
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. Class A (a)	266,951	$ 20,544,549
DISH Network Corp. Class A (a)	241,443	14,163,046
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	2,323,030
E.W. Scripps Co. Class A (a)	36,313	708,830
Emmis Communications Corp. Class A (a)	7,973	22,245
Entercom Communications Corp. Class A (a)	21,235	221,693
Entravision Communication Corp. Class A	63,982	342,944
FAB Universal Corp. (a)(d)	3,212	9,861
Gannett Co., Inc.	257,425	7,153,841
Gray Television, Inc. (a)	54,130	619,247
Harte-Hanks, Inc.	45,482	323,377
Hemisphere Media Group, Inc. (a)(d)	2,493	28,320
Insignia Systems, Inc. (a)	5,038	16,222
Interpublic Group of Companies, Inc.	525,417	10,045,973
John Wiley & Sons, Inc. Class A	54,942	3,009,723
Journal Communications, Inc. Class A (a)	65,699	542,017
Lamar Advertising Co. Class A	69,336	3,421,038
Lee Enterprises, Inc. (a)(d)	58,988	240,671
Liberty Global PLC:
Class A (a)(d)	254,364	11,451,467
Class C	611,901	26,189,363
Liberty Media Corp. Class A (a)	117,554	14,944,640
Live Nation Entertainment, Inc. (a)	175,329	4,158,804
Loral Space & Communications Ltd. (a)	15,593	1,127,998
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	182,928
Media General, Inc. Class A (a)(d)	21,745	385,539
Meredith Corp.	48,888	2,198,004
Morningstar, Inc.	31,944	2,272,496
National CineMedia, Inc.	63,847	1,000,482
New Media Investment Group, Inc. (a)(d)	26,312	367,579
News Corp. Class A (a)	570,404	9,731,092
Nexstar Broadcasting Group, Inc. Class A (d)	29,134	1,353,566
Omnicom Group, Inc.	295,350	21,014,153
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	143,895
ReachLocal, Inc. (a)(d)	5,194	31,164
Regal Entertainment Group Class A	109,971	2,145,534
Rentrak Corp. (a)	11,595	599,114
RLJ Entertainment, Inc. (a)	17,180	65,284
Saga Communications, Inc. Class A	3,400	157,046
Salem Communications Corp. Class A	1,732	14,791
Scholastic Corp.	25,364	808,604
Scripps Networks Interactive, Inc. Class A	128,495	9,824,728
SFX Entertainment, Inc. (d)	45,804	335,285
Sinclair Broadcast Group, Inc. Class A (d)	88,523	2,618,510

	Shares	Value
Sirius XM Holdings, Inc. (a)(d)	3,471,318	$ 11,385,923
Sizmek, Inc. (a)	26,444	257,565
Spanish Broadcasting System, Inc. Class A (a)	698	4,146
Starz - Liberty Capital Series A (a)	120,965	3,701,529
The Madison Square Garden Co. Class A (a)	76,074	4,172,659
The McClatchy Co. Class A (a)(d)	60,729	312,147
The New York Times Co. Class A (d)	162,888	2,420,516
The Walt Disney Co.	1,878,640	157,824,546
Time Warner Cable, Inc.	319,064	45,039,074
Time Warner, Inc.	1,026,047	71,648,862
Twenty-First Century Fox, Inc. Class A	2,235,247	79,150,096
Viacom, Inc. Class B (non-vtg.)	455,180	38,840,509
World Wrestling Entertainment, Inc. Class A (d)	44,310	499,817
		858,584,384
Multiline Retail - 0.6%
Big Lots, Inc. (a)	72,215	3,064,805
Burlington Stores, Inc. (d)	29,361	834,440
Dillard's, Inc. Class A	32,687	3,685,459
Dollar General Corp. (a)	336,372	18,090,086
Dollar Tree, Inc. (a)	244,838	12,983,759
Family Dollar Stores, Inc.	108,786	6,374,860
Fred's, Inc. Class A	41,012	626,253
Gordmans Stores, Inc. (d)	10,233	44,002
J.C. Penney Co., Inc. (a)(d)	341,476	3,069,869
Kohl's Corp.	228,989	12,466,161
Macy's, Inc.	421,278	25,230,339
Nordstrom, Inc.	169,311	11,523,307
Sears Holdings Corp. (a)(d)	51,690	2,173,823
Target Corp.	728,925	41,373,783
The Bon-Ton Stores, Inc. (d)	19,775	202,496
Tuesday Morning Corp. (a)	41,198	665,760
		142,409,202
Specialty Retail - 2.2%
Aarons, Inc. Class A	97,238	3,193,296
Abercrombie & Fitch Co. Class A	83,791	3,184,896
Advance Auto Parts, Inc.	82,744	10,274,322
Aeropostale, Inc. (a)	70,783	276,762
America's Car Mart, Inc. (a)(d)	10,422	377,798
American Eagle Outfitters, Inc. (d)	183,756	1,971,702
ANN, Inc. (a)	46,918	1,823,703
Asbury Automotive Group, Inc. (a)	40,476	2,616,369
Ascena Retail Group, Inc. (a)	155,242	2,591,765
AutoNation, Inc. (a)	75,566	4,320,108
AutoZone, Inc. (a)(d)	38,670	20,591,775
Barnes & Noble, Inc. (a)(d)	41,457	752,030
bebe stores, Inc.	66,951	274,499
Bed Bath & Beyond, Inc. (a)(d)	241,580	14,700,143
Best Buy Co., Inc.	309,792	8,568,847
Big 5 Sporting Goods Corp.	16,237	188,512
Body Central Corp. (a)(d)	23,522	20,935
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Books-A-Million, Inc. (a)	4,414	$ 9,667
Brown Shoe Co., Inc.	50,061	1,409,217
Build-A-Bear Workshop, Inc. (a)	15,205	213,782
Cabela's, Inc. Class A (a)(d)	53,100	3,251,313
Cache, Inc. (a)	2,880	5,126
CarMax, Inc. (a)(d)	255,540	11,322,977
Chico's FAS, Inc.	193,672	2,936,068
Christopher & Banks Corp. (a)	57,707	393,562
Citi Trends, Inc. (a)	14,433	290,969
Conn's, Inc. (a)(d)	26,557	1,238,618
CST Brands, Inc.	80,048	2,647,187
Destination Maternity Corp.	22,235	514,296
Destination XL Group, Inc. (a)	42,389	224,238
Dick's Sporting Goods, Inc.	112,695	5,009,293
DSW, Inc. Class A	85,923	2,152,371
Express, Inc. (a)	106,219	1,339,422
Finish Line, Inc. Class A	46,538	1,334,244
Five Below, Inc. (a)(d)	56,234	2,035,671
Foot Locker, Inc.	173,316	8,350,365
Francesca's Holdings Corp. (a)(d)	45,454	697,264
GameStop Corp. Class A (d)	133,177	5,040,749
Gap, Inc.	299,689	12,356,177
Genesco, Inc. (a)(d)	32,141	2,407,039
GNC Holdings, Inc.	107,348	3,963,288
Group 1 Automotive, Inc.	20,341	1,637,451
Guess?, Inc.	63,670	1,623,585
Haverty Furniture Companies, Inc.	22,550	564,427
hhgregg, Inc. (a)(d)	15,184	139,693
Hibbett Sports, Inc. (a)(d)	34,547	1,816,827
Home Depot, Inc.	1,620,754	130,033,093
Jos. A. Bank Clothiers, Inc. (a)(d)	32,233	2,093,533
Kirkland's, Inc. (a)	21,240	377,010
L Brands, Inc.	276,125	15,846,814
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,174,942
Lowe's Companies, Inc.	1,208,893	56,914,682
Lumber Liquidators Holdings, Inc. (a)(d)	31,297	2,431,151
MarineMax, Inc. (a)(d)	36,815	591,617
Mattress Firm Holding Corp. (a)(d)	21,081	945,694
Monro Muffler Brake, Inc.	39,787	2,148,896
Murphy U.S.A., Inc. (a)	44,959	2,287,514
New York & Co., Inc. (a)	19,427	76,931
O'Reilly Automotive, Inc. (a)	121,652	17,998,413
Office Depot, Inc. (a)	562,961	2,882,360
Outerwall, Inc. (a)(d)	30,388	2,149,343
Pacific Sunwear of California, Inc. (a)	60,120	145,490
Penske Automotive Group, Inc.	59,093	2,749,006
Perfumania Holdings, Inc. (a)	876	5,790
PetSmart, Inc.	117,037	6,726,116
Pier 1 Imports, Inc. (d)	103,847	1,828,746
RadioShack Corp. (a)(d)	135,907	203,861
Rent-A-Center, Inc. (d)	61,802	1,727,984

	Shares	Value
Restoration Hardware Holdings, Inc. (a)	30,600	$ 2,034,288
Ross Stores, Inc.	247,998	16,975,463
Sally Beauty Holdings, Inc. (a)	173,033	4,433,105
Sears Hometown & Outlet Stores, Inc. (a)(d)	10,000	220,300
Select Comfort Corp. (a)	68,724	1,274,143
Shoe Carnival, Inc.	21,330	398,871
Signet Jewelers Ltd.	92,593	9,823,191
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	859,532
Stage Stores, Inc.	33,300	611,721
Staples, Inc. (d)	763,388	8,588,115
Stein Mart, Inc.	28,029	378,952
Systemax, Inc. (a)	6,560	104,894
The Buckle, Inc. (d)	31,903	1,430,850
The Cato Corp. Class A (sub. vtg.)	30,985	893,607
The Children's Place Retail Stores, Inc. (d)	22,249	1,076,407
The Container Store Group, Inc. (d)	22,029	631,351
The Men's Wearhouse, Inc.	53,679	2,672,141
The Pep Boys - Manny, Moe & Jack (a)	83,764	853,555
Tiffany & Co., Inc.	125,464	12,472,376
Tile Shop Holdings, Inc. (a)(d)	33,873	505,385
Tilly's, Inc. (a)	6,806	59,825
TJX Companies, Inc.	820,096	44,654,227
Tractor Supply Co.	159,122	10,346,112
Trans World Entertainment Corp.	2,977	10,390
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	72,658	6,168,664
Urban Outfitters, Inc. (a)	117,805	3,948,824
Vitamin Shoppe, Inc. (a)(d)	37,155	1,596,922
West Marine, Inc. (a)	12,739	128,027
Wet Seal, Inc. Class A (a)(d)	66,930	56,221
Williams-Sonoma, Inc.	104,808	7,013,751
Winmark Corp.	1,991	131,983
Zumiez, Inc. (a)(d)	31,066	853,383
		544,197,910
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	27,093
Carter's, Inc.	59,364	4,281,925
Cherokee, Inc.	20,319	273,087
Coach, Inc.	316,139	12,870,019
Columbia Sportswear Co.	17,213	1,438,490
Crocs, Inc. (a)	99,425	1,484,415
Culp, Inc.	7,038	129,781
Deckers Outdoor Corp. (a)(d)	39,135	3,024,744
Delta Apparel, Inc. (a)	1,905	28,289
Fossil Group, Inc. (a)	55,600	5,824,656
G-III Apparel Group Ltd. (a)	22,660	1,661,431
Hanesbrands, Inc.	122,600	10,400,158
Iconix Brand Group, Inc. (a)(d)	61,164	2,565,218
Joe's Jeans, Inc. (a)(d)	32,503	32,503
Kate Spade & Co. (a)	142,931	5,204,118
lululemon athletica, Inc. (a)(d)	120,081	5,359,215
Michael Kors Holdings Ltd. (a)	206,174	19,458,702
Movado Group, Inc.	22,005	842,571
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	855,320	$ 65,782,661
Oxford Industries, Inc.	16,560	1,058,681
Perry Ellis International, Inc. (a)	7,954	134,661
PVH Corp.	93,208	12,268,969
Quiksilver, Inc. (a)(d)	190,833	1,133,548
R.G. Barry Corp.	3,640	68,723
Ralph Lauren Corp.	67,433	10,349,617
Rocky Brands, Inc.	8,326	119,312
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	2,328,463
Steven Madden Ltd. (a)	61,062	1,945,435
Superior Uniform Group, Inc.	859	13,315
Tumi Holdings, Inc. (a)(d)	57,908	1,071,298
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	184,255	9,358,311
Unifi, Inc. (a)	18,843	438,665
Vera Bradley, Inc. (a)(d)	20,509	552,718
VF Corp.	407,704	25,693,506
Vince Holding Corp. (d)	20,302	564,193
Wolverine World Wide, Inc. (d)	127,356	3,294,700
		211,083,191
TOTAL CONSUMER DISCRETIONARY		3,096,776,425
CONSUMER STAPLES - 8.4%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(d)	9,413	2,018,241
Brown-Forman Corp. Class B (non-vtg.)	196,483	18,208,080
Coca-Cola Bottling Co. Consolidated	4,325	325,500
Coca-Cola Enterprises, Inc.	270,815	12,359,997
Constellation Brands, Inc. Class A (sub. vtg.) (a)	191,384	16,101,136
Craft Brew Alliance, Inc. (a)	5,908	65,047
Dr. Pepper Snapple Group, Inc.	218,597	12,613,047
MGP Ingredients, Inc.	4,299	30,394
Molson Coors Brewing Co. Class B	177,848	11,689,949
Monster Beverage Corp. (a)	155,153	10,764,515
National Beverage Corp. (a)	7,694	142,493
PepsiCo, Inc.	1,760,905	155,540,739
Primo Water Corp. (a)	8,907	36,162
REED'S, Inc. (a)	1,830	8,674
The Coca-Cola Co.	4,369,223	178,744,913
		418,648,887
Food & Staples Retailing - 2.0%
Andersons, Inc.	32,320	1,646,381
Casey's General Stores, Inc.	41,971	2,989,594
Chefs' Warehouse Holdings (a)(d)	22,894	423,081
Costco Wholesale Corp.	509,060	59,061,141
Crumbs Bake Shop, Inc. (a)	5,760	1,843
CVS Caremark Corp.	1,362,482	106,709,590

	Shares	Value
Fairway Group Holdings Corp. (a)(d)	15,014	$ 92,486
Fresh Market, Inc. (a)(d)	50,188	1,538,262
Ingles Markets, Inc. Class A	19,385	508,275
Kroger Co.	588,041	28,073,077
Liberator Medical Holdings, Inc.	55,593	205,138
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	251,185
Pantry, Inc. (a)	24,320	410,765
PriceSmart, Inc. (d)	20,999	1,924,558
Rite Aid Corp. (a)	1,003,941	8,392,947
Roundy's, Inc.	53,080	285,040
Safeway, Inc.	286,105	9,824,846
SpartanNash Co.	38,681	939,175
Sprouts Farmers Market LLC	103,045	2,792,520
SUPERVALU, Inc. (a)(d)	203,563	1,520,616
Susser Holdings Corp. (a)(d)	23,340	1,851,095
Sysco Corp.	672,707	25,246,694
United Natural Foods, Inc. (a)(d)	58,263	3,927,509
Village Super Market, Inc. Class A	3,352	82,258
Wal-Mart Stores, Inc.	1,877,689	144,150,185
Walgreen Co.	1,010,296	72,650,385
Weis Markets, Inc.	10,922	517,375
Whole Foods Market, Inc.	426,785	16,320,258
		492,336,279
Food Products - 1.7%
Alico, Inc.	172	6,448
Annie's, Inc. (a)(d)	13,936	455,986
Archer Daniels Midland Co.	758,360	34,080,698
B&G Foods, Inc. Class A	63,705	2,182,533
Boulder Brands, Inc. (a)(d)	68,009	922,882
Bunge Ltd.	173,371	13,472,660
Cal-Maine Foods, Inc.	14,807	1,032,936
Calavo Growers, Inc.	8,788	274,801
Campbell Soup Co. (d)	209,215	9,602,969
Chiquita Brands International, Inc. (a)	44,016	451,604
Coffee Holding Co., Inc. (a)(d)	3,401	25,780
ConAgra Foods, Inc.	482,773	15,593,568
Darling International, Inc. (a)	198,455	3,967,115
Dean Foods Co.	86,659	1,506,133
Diamond Foods, Inc. (a)	18,346	586,155
Farmer Brothers Co. (a)	3,100	61,442
Flowers Foods, Inc.	226,566	4,723,901
Fresh Del Monte Produce, Inc.	46,236	1,339,457
General Mills, Inc.	715,605	39,308,183
Hillshire Brands Co.	160,546	8,553,891
Hormel Foods Corp.	178,475	8,782,755
Ingredion, Inc.	84,243	6,415,104
Inventure Foods, Inc. (a)	20,016	246,197
J&J Snack Foods Corp.	16,924	1,585,271
John B. Sanfilippo & Son, Inc.	4,594	118,066
Kellogg Co.	293,046	20,214,313
Keurig Green Mountain, Inc.	147,919	16,682,305
Kraft Foods Group, Inc.	683,421	40,636,213
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lancaster Colony Corp.	25,658	$ 2,291,003
Lifeway Foods, Inc.	1,247	16,386
Limoneira Co. (d)	9,963	233,134
McCormick & Co., Inc. (non-vtg.)	157,258	11,371,326
Mead Johnson Nutrition Co. Class A	227,739	20,375,808
Mondelez International, Inc.	1,965,952	73,959,114
Omega Protein Corp. (a)	32,056	461,286
Pilgrims Pride Corp. (a)	80,459	2,046,877
Pinnacle Foods, Inc.	59,152	1,852,049
Post Holdings, Inc. (a)(d)	45,634	2,280,331
Sanderson Farms, Inc. (d)	23,484	2,172,505
Seaboard Corp. (a)	406	1,094,109
Seneca Foods Corp. Class A (a)	7,029	214,525
Snyders-Lance, Inc.	57,191	1,554,451
The Hain Celestial Group, Inc. (a)(d)	54,436	4,938,434
The Hershey Co.	171,395	16,683,589
The J.M. Smucker Co.	124,221	12,745,075
Tootsie Roll Industries, Inc.	31,326	911,587
TreeHouse Foods, Inc. (a)(d)	46,233	3,465,163
Tyson Foods, Inc. Class A	316,718	13,447,846
WhiteWave Foods Co. (a)	197,524	6,220,031
		411,163,995
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	276,323
Church & Dwight Co., Inc.	156,776	10,853,602
Clorox Co.	141,939	12,720,573
Colgate-Palmolive Co.	1,005,712	68,790,701
Energizer Holdings, Inc.	78,749	9,134,884
Harbinger Group, Inc. (a)	38,325	453,768
Kimberly-Clark Corp.	436,557	49,047,179
Oil-Dri Corp. of America	644	21,007
Orchids Paper Products Co.	2,087	62,923
Procter & Gamble Co.	3,134,899	253,268,490
Spectrum Brands Holdings, Inc.	23,337	1,817,252
WD-40 Co.	17,410	1,256,480
		407,703,182
Personal Products - 0.2%
Avon Products, Inc.	507,422	7,251,060
Coty, Inc. Class A (d)	75,823	1,264,728
Cyanotech Corp. (a)	2,300	11,155
Elizabeth Arden, Inc. (a)(d)	31,918	865,935
Estee Lauder Companies, Inc. Class A	295,516	22,642,436
Herbalife Ltd. (d)	102,302	6,632,239
IGI Laboratories, Inc. (a)	24,333	128,235
Inter Parfums, Inc.	19,363	578,373
LifeVantage Corp. (a)(d)	61,077	80,622
Mannatech, Inc. (a)	599	8,686
MediFast, Inc. (a)(d)	10,225	321,372
Nature's Sunshine Products, Inc.	2,859	42,113

	Shares	Value
Nu Skin Enterprises, Inc. Class A	67,162	$ 4,959,242
Nutraceutical International Corp. (a)	4,799	114,264
Revlon, Inc. (a)	13,966	440,208
Star Scientific, Inc. (a)(d)	176,304	118,124
The Female Health Co.	11,731	68,978
USANA Health Sciences, Inc. (a)(d)	12,622	907,648
		46,435,418
Tobacco - 1.2%
Alliance One International, Inc. (a)	89,449	221,834
Altria Group, Inc.	2,289,801	95,164,130
Lorillard, Inc.	419,500	26,080,315
Philip Morris International, Inc.	1,833,785	162,363,324
Reynolds American, Inc.	362,408	21,610,389
Universal Corp. (d)	28,408	1,521,248
Vector Group Ltd. (d)	60,093	1,256,545
		308,217,785
TOTAL CONSUMER STAPLES		2,084,505,546
ENERGY - 9.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	74,378	3,670,554
Baker Hughes, Inc.	496,632	35,022,489
Basic Energy Services, Inc. (a)(d)	48,473	1,318,466
Bolt Technology Corp.	7,172	129,383
Bristow Group, Inc.	42,605	3,237,128
C&J Energy Services, Inc. (a)	59,040	1,807,214
Cal Dive International, Inc. (a)(d)	171,858	221,697
Cameron International Corp. (a)	243,036	15,542,152
Carbo Ceramics, Inc. (d)	21,033	2,893,510
Core Laboratories NV (d)	52,255	8,352,962
Dawson Geophysical Co.	7,871	206,456
Diamond Offshore Drilling, Inc. (d)	83,655	4,271,424
Dresser-Rand Group, Inc. (a)	84,181	5,151,877
Dril-Quip, Inc. (a)	48,739	4,982,101
ENGlobal Corp. (a)	5,637	19,222
Ensco PLC Class A	263,111	13,855,425
Era Group, Inc. (a)	20,388	595,737
Exterran Holdings, Inc.	75,471	3,150,160
FMC Technologies, Inc. (a)	269,266	15,633,584
Forbes Energy Services Ltd. (a)	500	2,030
Forum Energy Technologies, Inc. (a)	70,638	2,333,880
Frank's International NV	47,687	1,136,858
Geospace Technologies Corp. (a)(d)	13,736	696,690
GreenHunter Energy, Inc. (a)(d)	12,193	11,949
Gulf Island Fabrication, Inc.	15,288	301,326
Gulfmark Offshore, Inc. Class A	30,820	1,430,356
Halliburton Co.	970,449	62,729,823
Helix Energy Solutions Group, Inc. (a)	125,576	2,935,967
Helmerich & Payne, Inc.	118,617	13,041,939
Hercules Offshore, Inc. (a)(d)	189,533	860,480
Hornbeck Offshore Services, Inc. (a)(d)	41,835	1,892,615
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
ION Geophysical Corp. (a)(d)	155,410	$ 648,060
Key Energy Services, Inc. (a)(d)	163,573	1,316,763
Matrix Service Co. (a)	33,419	1,091,130
McDermott International, Inc. (a)(d)	280,872	2,039,131
Mitcham Industries, Inc. (a)(d)	23,287	312,744
Nabors Industries Ltd.	317,540	8,329,074
National Oilwell Varco, Inc.	489,579	40,081,833
Natural Gas Services Group, Inc. (a)	21,602	648,924
Newpark Resources, Inc. (a)(d)	85,435	961,998
Noble Corp.	280,951	8,838,718
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	272,899
Oceaneering International, Inc.	124,095	8,941,045
Oil States International, Inc. (a)	56,000	6,024,480
Parker Drilling Co. (a)	145,338	940,337
Patterson-UTI Energy, Inc.	161,131	5,331,825
PHI, Inc. (non-vtg.) (a)	18,377	822,187
Pioneer Energy Services Corp. (a)	82,168	1,306,471
RigNet, Inc. (a)	15,376	729,130
Rowan Companies PLC	158,021	4,892,330
RPC, Inc.	65,463	1,446,078
Schlumberger Ltd.	1,499,434	156,001,113
SEACOR Holdings, Inc. (a)(d)	20,388	1,632,671
Superior Energy Services, Inc.	184,941	6,138,192
Synthesis Energy Systems, Inc. (a)	39,903	62,648
Tesco Corp.	36,928	786,566
TETRA Technologies, Inc. (a)(d)	84,417	973,328
TGC Industries, Inc.	15,685	71,053
Tidewater, Inc.	61,246	3,192,142
Transocean Ltd. (United States) (d)	387,022	16,444,565
Unit Corp. (a)	53,513	3,399,146
Vantage Drilling Co. (a)(d)	139,486	232,942
Weatherford International Ltd. (a)	878,933	19,064,057
Willbros Group, Inc. (a)	69,552	845,752
		511,254,786
Oil, Gas & Consumable Fuels - 7.6%
Abraxas Petroleum Corp. (a)	126,005	632,545
Adams Resources & Energy, Inc.	1,804	114,067
Alon U.S.A. Energy, Inc.	48,399	723,565
Alpha Natural Resources, Inc. (a)(d)	236,910	800,756
American Eagle Energy Corp. (a)	29,424	179,486
Amyris, Inc. (a)(d)	41,172	140,808
Anadarko Petroleum Corp.	580,786	59,739,648
Antero Resources Corp.	45,305	2,786,258
Apache Corp.	451,751	42,112,228
APCO Oil and Gas International, Inc. (a)	12,221	171,827
Approach Resources, Inc. (a)(d)	44,511	868,855
Arch Coal, Inc. (d)	201,141	716,062
Ardmore Shipping Corp. (d)	12,187	169,521
Athlon Energy, Inc.	56,627	2,461,009
Barnwell Industries, Inc. (a)	2,847	8,740

	Shares	Value
Bill Barrett Corp. (a)(d)	57,665	$ 1,441,625
BioFuel Energy Corp. (a)	979	5,365
Bonanza Creek Energy, Inc. (a)(d)	35,010	1,877,236
BPZ Energy, Inc. (a)(d)	134,116	410,395
Cabot Oil & Gas Corp.	484,629	17,562,955
Callon Petroleum Co. (a)	41,561	438,469
Carrizo Oil & Gas, Inc. (a)(d)	43,717	2,511,979
Ceres, Inc. (a)	15,962	10,423
Cheniere Energy, Inc. (a)	252,540	17,200,499
Chesapeake Energy Corp.	579,301	16,637,525
Chevron Corp.	2,200,052	270,144,385
Cimarex Energy Co.	101,750	13,138,978
Clayton Williams Energy, Inc. (a)(d)	7,754	966,071
Clean Energy Fuels Corp. (a)(d)	67,120	743,690
Cloud Peak Energy, Inc. (a)	86,697	1,601,294
Cobalt International Energy, Inc. (a)	348,765	6,448,665
Comstock Resources, Inc.	50,200	1,364,938
Concho Resources, Inc. (a)	129,027	17,005,759
ConocoPhillips Co.	1,405,054	112,320,017
CONSOL Energy, Inc.	262,364	11,588,618
Contango Oil & Gas Co. (a)	17,251	741,620
Continental Resources, Inc. (a)(d)	57,407	8,057,647
CVR Energy, Inc. (d)	23,933	1,126,287
Delek U.S. Holdings, Inc.	61,815	1,920,592
Denbury Resources, Inc.	405,461	6,848,236
Devon Energy Corp.	437,014	32,295,335
DHT Holdings, Inc.	66,231	484,149
Diamondback Energy, Inc. (a)	39,731	2,998,896
Emerald Oil, Inc. (a)(d)	39,389	256,029
Endeavour International Corp. (a)(d)	50,764	101,528
Energen Corp.	88,384	7,546,226
Energy XXI (Bermuda) Ltd.	78,336	1,680,307
EOG Resources, Inc.	628,328	66,477,102
EP Energy Corp. (d)	48,938	981,696
EPL Oil & Gas, Inc. (a)	50,327	1,907,897
EQT Corp.	170,847	18,260,127
Escalera Resources Co. (a)	1,282	3,423
Evolution Petroleum Corp.	19,932	223,836
EXCO Resources, Inc. (d)	234,793	1,235,011
Exxon Mobil Corp.	4,985,463	501,188,595
Forest Oil Corp. (a)(d)	106,451	261,869
FX Energy, Inc. (a)(d)	98,760	365,412
Gasco Energy, Inc. (a)	44	1
Gastar Exploration, Inc. (a)	74,542	553,847
Gevo, Inc. (a)(d)	47,917	44,184
Goodrich Petroleum Corp. (a)(d)	33,339	966,831
Green Plains Renewable Energy, Inc.	32,766	957,423
Gulfport Energy Corp. (a)	95,460	5,873,654
Halcon Resources Corp. (a)(d)	265,422	1,656,233
Harvest Natural Resources, Inc. (a)(d)	51,649	252,047
Hess Corp.	315,050	28,764,065
HollyFrontier Corp.	229,804	11,317,847
Houston American Energy Corp. (a)(d)	36,485	15,816
Hyperdynamics Corp. (a)(d)	33,521	88,831
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Isramco, Inc. (a)	123	$ 15,646
Jones Energy, Inc.	15,152	265,463
Kinder Morgan Holding Co. LLC	774,425	25,858,051
KiOR, Inc. Class A (a)(d)	22,105	9,660
Kodiak Oil & Gas Corp. (a)	306,801	3,905,577
Kosmos Energy Ltd. (a)	171,095	1,793,076
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,698,661
Lilis Energy, Inc. (a)	8,026	19,904
Lucas Energy, Inc. (a)	9,400	5,053
Magellan Petroleum Corp. (a)	35,895	59,586
Magnum Hunter Resources Corp. (a)	156,521	1,198,951
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	2,234
Marathon Oil Corp.	789,876	28,956,854
Marathon Petroleum Corp.	338,483	30,256,995
Matador Resources Co. (a)(d)	76,387	1,900,509
Midstates Petroleum Co., Inc. (a)(d)	32,166	178,843
Miller Energy Resources, Inc. (a)(d)	32,422	176,376
Murphy Oil Corp.	198,697	12,253,644
Newfield Exploration Co. (a)	153,103	5,585,197
Noble Energy, Inc.	415,864	29,971,318
Northern Oil & Gas, Inc. (a)(d)	93,777	1,430,099
Oasis Petroleum, Inc. (a)(d)	118,000	5,841,000
Occidental Petroleum Corp.	915,909	91,306,968
ONEOK, Inc.	240,058	15,481,340
Pacific Ethanol, Inc. (a)(d)	20,096	261,851
Panhandle Royalty Co. Class A	6,335	348,045
PBF Energy, Inc. Class A	80,796	2,578,200
PDC Energy, Inc. (a)(d)	42,525	2,729,680
Peabody Energy Corp.	310,860	5,023,498
Penn Virginia Corp. (a)	74,899	1,136,967
Petroquest Energy, Inc. (a)	70,948	434,202
Phillips 66 Co.	677,830	57,473,206
Pioneer Natural Resources Co.	164,856	34,646,137
QEP Resources, Inc.	196,867	6,287,932
Quicksilver Resources, Inc. (a)(d)	168,400	405,844
Range Resources Corp.	187,401	17,418,923
Renewable Energy Group, Inc. (a)(d)	19,507	192,924
Rentech, Inc. (a)(d)	218,177	508,352
Resolute Energy Corp. (a)(d)	59,120	491,878
Rex American Resources Corp. (a)	4,837	336,220
Rex Energy Corp. (a)	63,386	1,260,114
Rice Energy, Inc.	51,428	1,631,810
Ring Energy, Inc. (a)	17,350	335,896
Rosetta Resources, Inc. (a)(d)	66,417	3,130,233
Royale Energy, Inc. (a)(d)	36,496	110,218
RSP Permian, Inc. (a)	23,743	641,061
Sanchez Energy Corp. (a)(d)	58,391	2,010,402
SandRidge Energy, Inc. (a)(d)	475,629	3,172,445
Saratoga Resources, Inc. (a)	16,554	20,527
SemGroup Corp. Class A	56,834	3,861,302

	Shares	Value
SM Energy Co.	77,466	$ 5,872,697
Solazyme, Inc. (a)(d)	72,848	727,752
Southwestern Energy Co. (a)	401,169	18,241,154
Spectra Energy Corp.	774,076	31,412,004
Stone Energy Corp. (a)	67,092	2,978,214
Swift Energy Co. (a)(d)	41,382	448,995
Synergy Resources Corp. (a)(d)	85,751	1,006,717
Syntroleum Corp. (a)(d)	15,037	51,126
Targa Resources Corp.	33,055	3,800,003
Teekay Corp.	46,397	2,684,066
Tengasco, Inc. (a)	12,601	5,519
Tesoro Corp.	151,107	8,492,213
The Williams Companies, Inc.	783,557	36,795,837
TransAtlantic Petroleum Ltd. (a)	12,986	113,887
Triangle Petroleum Corp. (a)(d)	83,126	835,416
U.S. Energy Corp. (a)	13,579	58,933
Ultra Petroleum Corp. (a)(d)	182,633	4,934,744
Uranium Energy Corp. (a)(d)	86,698	151,722
Uranium Resources, Inc. (a)(d)	26,282	70,173
VAALCO Energy, Inc. (a)(d)	68,248	443,612
Valero Energy Corp.	613,768	34,401,696
Vertex Energy, Inc. (a)(d)	17,824	174,853
W&T Offshore, Inc.	37,319	547,470
Warren Resources, Inc. (a)	48,923	224,067
Western Refining, Inc. (d)	60,949	2,500,128
Westmoreland Coal Co. (a)	16,795	511,744
Whiting Petroleum Corp. (a)	135,243	9,717,210
World Fuel Services Corp.	89,666	4,156,916
WPX Energy, Inc. (a)	237,040	5,020,507
ZaZa Energy Corp. (a)(d)	19,430	13,603
Zion Oil & Gas, Inc. (a)(d)	27,782	53,064
		1,891,561,774
TOTAL ENERGY		2,402,816,560
FINANCIALS - 17.1%
Banks - 5.6%
1st Source Corp.	8,597	260,833
1st United Bancorp, Inc.	20,464	170,874
Access National Corp.	1,270	18,999
ACNB Corp. (d)	3,789	73,128
American National Bankshares, Inc.	2,748	61,500
Ameris Bancorp (a)	34,183	718,185
Ames National Corp.	1,209	27,444
Arrow Financial Corp.	15,818	409,370
Associated Banc-Corp.	184,412	3,177,419
Banc of California, Inc. (d)	4,303	46,903
BancFirst Corp.	10,611	630,400
Bancorp, Inc., Delaware (a)	42,844	672,651
BancorpSouth, Inc.	84,413	1,983,706
Bank of America Corp.	12,207,911	184,827,773
Bank of Hawaii Corp.	64,151	3,577,060
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Kentucky Financial Corp.	1,699	$ 59,482
Bank of Marin Bancorp	2,794	120,868
Bank of the Ozarks, Inc.	37,486	2,213,173
BankUnited, Inc.	115,463	3,757,166
Banner Bank	18,706	714,008
Bar Harbor Bankshares	4,029	102,337
BB&T Corp.	817,652	31,005,364
BBCN Bancorp, Inc.	78,753	1,200,983
BCB Bancorp, Inc.	2,814	37,989
BNC Bancorp	20,710	351,242
BOK Financial Corp.	49,801	3,126,507
Boston Private Financial Holdings, Inc.	85,484	1,080,518
Bridge Bancorp, Inc.	540	13,289
Bridge Capital Holdings (a)	1,107	25,062
Bryn Mawr Bank Corp.	9,420	267,622
BSB Bancorp, Inc. (a)	6,958	123,435
C & F Financial Corp.	1,992	69,441
Camden National Corp.	1,850	68,080
Capital Bank Financial Corp. Series A (a)	112,359	2,725,829
Capital City Bank Group, Inc.	7,146	92,398
Cardinal Financial Corp.	29,558	513,422
Cascade Bancorp (a)(d)	20,543	89,157
Cathay General Bancorp	87,127	2,093,662
Center Bancorp, Inc.	6,904	128,138
Centerstate Banks of Florida, Inc.	31,338	332,810
Central Pacific Financial Corp.	36,476	694,503
Century Bancorp, Inc. Class A (non-vtg.)	686	22,871
Chemical Financial Corp.	35,458	1,019,063
CIT Group, Inc.	237,879	10,580,858
Citigroup, Inc.	3,511,200	167,027,784
Citizens & Northern Corp.	8,777	163,867
City Holding Co.	22,173	958,095
City National Corp.	58,166	4,135,021
CNB Financial Corp., Pennsylvania	7,083	118,640
CoBiz, Inc.	39,972	414,510
Columbia Banking Systems, Inc.	58,101	1,439,162
Comerica, Inc.	197,578	9,477,817
Commerce Bancshares, Inc.	118,186	5,130,454
Community Bank System, Inc.	57,482	2,041,186
Community Trust Bancorp, Inc.	15,017	515,383
CommunityOne Bancorp (a)	6,555	63,321
CU Bancorp (a)	6,814	125,105
Cullen/Frost Bankers, Inc.	71,142	5,325,690
CVB Financial Corp.	84,778	1,236,063
Eagle Bancorp, Inc., Maryland (d)	26,570	849,443
East West Bancorp, Inc.	174,395	5,838,745
Eastern Virginia Bankshares, Inc. (a)	969	6,492
Enterprise Bancorp, Inc.	803	15,699
Enterprise Financial Services Corp.	12,168	212,575
Farmers National Banc Corp.	14,652	112,308
Fidelity Southern Corp.	3,439	46,014

	Shares	Value
Fifth Third Bancorp	1,002,132	$ 20,734,111
Financial Institutions, Inc.	12,700	292,862
First Bancorp, North Carolina	9,193	166,209
First Bancorp, Puerto Rico (a)	99,750	485,783
First Busey Corp.	50,381	280,118
First Citizen Bancshares, Inc.	10,757	2,364,173
First Commonwealth Financial Corp.	101,457	872,530
First Community Bancshares, Inc.	8,561	124,991
First Connecticut Bancorp, Inc.	11,897	185,236
First Financial Bancorp, Ohio	59,723	971,096
First Financial Bankshares, Inc. (d)	43,848	2,608,079
First Financial Corp., Indiana	8,837	284,021
First Financial Holdings, Inc.	28,877	1,699,989
First Financial Service Corp. (a)	2,521	8,950
First Horizon National Corp.	287,965	3,300,079
First Interstate Bancsystem, Inc.	19,621	503,671
First Merchants Corp.	38,168	757,253
First Midwest Bancorp, Inc., Delaware	83,782	1,340,512
First Niagara Financial Group, Inc.	529,611	4,559,951
First of Long Island Corp.	1,768	68,192
First Republic Bank	143,479	7,297,342
First United Corp. (a)	3,018	26,377
FirstMerit Corp.	204,257	3,813,478
Flushing Financial Corp.	47,044	935,705
FNB Corp., Pennsylvania	179,748	2,200,116
Fulton Financial Corp.	224,854	2,687,005
German American Bancorp, Inc.	8,927	240,583
Glacier Bancorp, Inc.	93,435	2,454,537
Great Southern Bancorp, Inc.	6,815	199,611
Guaranty Bancorp	16,534	228,169
Hampton Roads Bankshares, Inc. (a)	89,921	148,370
Hancock Holding Co.	109,529	3,699,890
Hanmi Financial Corp.	38,186	813,744
Hawthorn Bancshares, Inc.	1,496	20,061
Heartland Financial U.S.A., Inc.	8,878	215,114
Heritage Commerce Corp.	14,712	118,579
Heritage Financial Corp., Washington	17,765	279,799
Heritage Oaks Bancorp (a)	3,340	24,582
Home Bancshares, Inc.	57,859	1,765,278
HomeTrust Bancshares, Inc. (a)	20,129	304,753
Horizon Bancorp Industries	706	15,003
Hudson Valley Holding Corp.	14,551	260,317
Huntington Bancshares, Inc.	940,918	8,722,310
IBERIABANK Corp.	35,645	2,226,387
Independent Bank Corp.	17,111	225,694
Independent Bank Corp., Massachusetts	25,945	939,209
Independent Bank Group, Inc.	2,957	138,240
International Bancshares Corp.	78,953	1,902,767
Intervest Bancshares Corp. Class A	6,160	45,707
Investors Bancorp, Inc.	389,423	4,205,768
JPMorgan Chase & Co.	4,377,193	243,240,615
KeyCorp	1,064,932	14,578,919
Lakeland Bancorp, Inc.	24,757	256,978
Lakeland Financial Corp.	13,545	490,058
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
M&T Bank Corp. (d)	159,093	$ 19,309,117
Macatawa Bank Corp. (d)	22,839	114,195
MainSource Financial Group, Inc.	13,271	220,962
MB Financial, Inc.	59,673	1,601,623
MBT Financial Corp. (a)	1,650	8,465
Merchants Bancshares, Inc.	5,246	159,741
Metro Bancorp, Inc. (a)	11,557	252,520
Midsouth Bancorp, Inc.	5,240	98,669
National Bank Holdings Corp.	141,292	2,765,084
National Bankshares, Inc.	5,803	182,795
National Penn Bancshares, Inc.	161,009	1,655,173
NBT Bancorp, Inc.	59,391	1,349,364
NewBridge Bancorp (a)	10,719	80,393
North Valley Bancorp (a)	849	18,118
Northrim Bancorp, Inc.	2,935	72,495
OFG Bancorp (d)	53,595	967,926
Old National Bancorp, Indiana	98,018	1,326,184
Old Second Bancorp, Inc. (a)	18,605	87,630
OmniAmerican Bancorp, Inc.	6,877	165,529
Orrstown Financial Services, Inc. (a)	5,669	92,688
Pacific Continental Corp.	13,395	185,119
Pacific Mercantile Bancorp (a)	10,321	69,047
Pacific Premier Bancorp, Inc. (a)	7,166	101,184
PacWest Bancorp	105,120	4,248,950
Park National Corp. (d)	16,999	1,268,975
Park Sterling Corp.	28,617	184,580
Penns Woods Bancorp, Inc.	3,854	177,554
Peoples Bancorp, Inc.	3,334	82,016
Peoples Financial Corp., Mississippi	2,667	35,951
Pinnacle Financial Partners, Inc.	38,294	1,321,909
PNC Financial Services Group, Inc.	621,024	52,954,716
Popular, Inc. (a)	136,656	4,124,278
Preferred Bank, Los Angeles (a)	6,239	140,565
Premier Financial Bancorp, Inc.	115	1,693
PrivateBancorp, Inc.	92,031	2,458,148
Prosperity Bancshares, Inc.	66,890	3,888,316
Regions Financial Corp.	1,653,454	16,848,696
Renasant Corp.	31,209	863,553
Republic Bancorp, Inc., Kentucky Class A	18,205	423,266
Royal Bancshares of Pennsylvania, Inc.:
Class A (a)	2,700	6,102
rights (a)	2,700	2,862
S&T Bancorp, Inc.	32,238	782,416
Sandy Spring Bancorp, Inc.	22,334	529,539
Seacoast Banking Corp., Florida (a)	23,091	246,150
Shore Bancshares, Inc. (a)(d)	2,958	27,243
Sierra Bancorp	3,618	57,273
Signature Bank (a)	61,743	7,151,074
Simmons First National Corp. Class A	13,335	541,801
Southside Bancshares, Inc. (d)	14,040	362,513
Southwest Bancorp, Inc., Oklahoma	15,446	265,671

	Shares	Value
State Bank Financial Corp.	26,469	$ 426,416
Sterling Bancorp	95,011	1,076,475
Stock Yards Bancorp, Inc.	6,551	187,097
Suffolk Bancorp (a)	15,697	354,281
Sun Bancorp, Inc., New Jersey (a)	48,802	183,984
SunTrust Banks, Inc.	625,274	23,960,500
Susquehanna Bancshares, Inc.	215,524	2,129,377
SVB Financial Group (a)	57,220	6,033,849
Synovus Financial Corp.	148,992	3,435,756
Taylor Capital Group, Inc. (a)(d)	9,976	211,391
TCF Financial Corp.	219,604	3,489,508
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,277,683
The First Bancorp, Inc.	2,896	46,799
Tompkins Financial Corp.	11,165	515,265
TowneBank (d)	28,452	443,851
Trico Bancshares	12,062	276,099
Trustmark Corp.	94,171	2,180,059
U.S. Bancorp	2,106,889	88,889,647
UMB Financial Corp.	45,063	2,487,478
Umpqua Holdings Corp.	182,949	3,031,465
Union Bankshares Corp.	58,350	1,457,000
United Bankshares, Inc., West Virginia	83,407	2,527,232
United Community Banks, Inc., Georgia	43,617	669,085
Univest Corp. of Pennsylvania	10,023	208,679
Valley National Bancorp	229,522	2,224,068
ViewPoint Financial Group	43,399	1,078,465
Washington Trust Bancorp, Inc.	15,489	529,879
Webster Financial Corp.	106,126	3,175,290
Wells Fargo & Co.	5,538,148	281,227,155
WesBanco, Inc.	30,977	911,963
West Bancorp., Inc.	1,202	17,321
Westamerica Bancorp. (d)	28,148	1,378,408
Westbury Bancorp, Inc. (a)	4,860	69,401
Western Alliance Bancorp. (a)	80,481	1,841,405
Wilshire Bancorp, Inc.	52,255	527,253
Wintrust Financial Corp.	46,573	2,029,651
Yadkin Financial Corp. (a)	12,443	234,551
Zions Bancorporation	204,129	5,836,048
		1,388,327,432
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	60,696	11,447,266
Ameriprise Financial, Inc.	216,081	24,332,881
Arlington Asset Investment Corp. (d)	13,562	374,989
Artisan Partners Asset Management, Inc.	35,259	2,028,098
Bank of New York Mellon Corp.	1,307,164	45,175,588
BGC Partners, Inc. Class A	203,183	1,422,281
BlackRock, Inc. Class A	145,627	44,401,672
Calamos Asset Management, Inc. Class A	22,184	276,191
Charles Schwab Corp.	1,350,766	34,052,811
CIFI Corp.	3,896	33,700
Cohen & Steers, Inc. (d)	24,368	986,660
Cowen Group, Inc. Class A (a)	80,174	331,119
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Diamond Hill Investment Group, Inc.	1,102	$ 134,455
E*TRADE Financial Corp. (a)	321,912	6,557,347
Eaton Vance Corp. (non-vtg.)	144,041	5,351,123
Evercore Partners, Inc. Class A	40,806	2,245,962
FBR & Co. (a)	11,471	299,393
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	3,062,800
Financial Engines, Inc.	56,540	2,301,178
Franklin Resources, Inc.	474,837	26,215,751
FXCM, Inc. Class A	51,378	687,438
GAMCO Investors, Inc. Class A	6,083	462,916
GFI Group, Inc.	69,449	234,738
Gleacher & Co., Inc. (a)	1,808	21,280
Goldman Sachs Group, Inc.	482,037	77,034,333
Greenhill & Co., Inc.	34,523	1,716,484
HFF, Inc.	41,013	1,325,540
ICG Group, Inc. (a)	45,785	884,566
Institutional Financial Markets, Inc.	6,881	15,276
INTL FCStone, Inc. (a)(d)	15,053	277,276
Invesco Ltd.	497,759	18,267,755
Investment Technology Group, Inc. (a)	55,680	1,065,158
Janus Capital Group, Inc. (d)	187,399	2,188,820
JMP Group, Inc.	11,989	77,929
KCG Holdings, Inc. Class A	107,133	1,284,525
Ladenburg Thalmann Financial Services, Inc. (a)	107,553	325,886
Legg Mason, Inc.	112,895	5,513,792
LPL Financial	96,918	4,545,454
Manning & Napier, Inc. Class A	3,941	67,352
Morgan Stanley	1,609,089	49,656,487
Northern Trust Corp.	260,411	15,728,824
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	157,412
Piper Jaffray Companies (a)(d)	20,940	921,988
Pzena Investment Management, Inc.	4,972	51,062
Raymond James Financial, Inc.	163,719	7,924,000
Safeguard Scientifics, Inc. (a)(d)	26,745	510,295
SEI Investments Co.	167,937	5,530,165
Silvercrest Asset Management Group Class A	6,008	104,599
State Street Corp.	498,051	32,507,789
Stifel Financial Corp. (a)	80,336	3,631,187
SWS Group, Inc. (a)	24,189	173,677
T. Rowe Price Group, Inc.	302,200	24,638,366
TD Ameritrade Holding Corp.	282,750	8,578,635
Teton Advisors, Inc. (a)	106	4,240
U.S. Global Investments, Inc. Class A	7,637	25,431
Virtus Investment Partners, Inc.	8,765	1,617,055
Waddell & Reed Financial, Inc. Class A	99,829	6,027,675
Walter Investment Management Corp. (a)(d)	38,853	1,123,240

	Shares	Value
Westwood Holdings Group, Inc.	3,640	$ 213,886
WisdomTree Investments, Inc. (a)(d)	96,770	1,005,440
		487,159,236
Consumer Finance - 0.8%
American Express Co.	1,052,054	96,262,941
Asta Funding, Inc. (a)	4,468	37,442
Atlanticus Holdings Corp. (a)(d)	35,598	96,827
Capital One Financial Corp.	655,177	51,686,914
Cash America International, Inc.	29,387	1,396,176
Consumer Portfolio Services, Inc. (a)	11,930	87,566
Credit Acceptance Corp. (a)	13,731	1,793,269
DFC Global Corp. (a)	43,285	405,580
Discover Financial Services	556,489	32,905,195
Encore Capital Group, Inc. (a)(d)	29,815	1,290,691
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	787,310
First Cash Financial Services, Inc. (a)(d)	35,415	1,859,996
First Marblehead Corp. (a)(d)	5,188	22,101
Green Dot Corp. Class A (a)(d)	44,284	813,497
Imperial Holdings, Inc. (a)(d)	16,708	108,769
JGWPT Holdings, Inc.	8,584	91,505
Navient Corp.	493,468	7,796,794
Nelnet, Inc. Class A	22,213	914,509
Portfolio Recovery Associates, Inc. (a)(d)	57,822	3,225,889
Regional Management Corp. (a)	4,032	58,020
Santander Consumer U.S.A. Holdings, Inc.	84,238	1,655,277
SLM Corp.	493,468	4,248,759
Springleaf Holdings, Inc. (d)	37,440	878,717
World Acceptance Corp. (a)(d)	15,268	1,206,019
		209,629,763
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	2,077,444	266,619,163
CBOE Holdings, Inc.	109,590	5,554,021
CME Group, Inc.	361,866	26,054,352
Gain Capital Holdings, Inc.	15,735	124,149
Interactive Brokers Group, Inc.	43,141	993,106
IntercontinentalExchange Group, Inc.	132,880	26,097,632
Leucadia National Corp.	370,953	9,514,944
Life Partners Holdings, Inc.	18,668	47,043
MarketAxess Holdings, Inc.	47,067	2,511,024
Marlin Business Services Corp.	13,319	277,435
McGraw Hill Financial, Inc.	315,383	25,788,868
MicroFinancial, Inc.	86	670
Moody's Corp.	212,214	18,152,786
MSCI, Inc. Class A (a)	147,156	6,351,253
NewStar Financial, Inc. (a)	27,065	364,295
PHH Corp. (a)(d)	72,291	1,841,252
PICO Holdings, Inc. (a)	22,896	530,958
Resource America, Inc. Class A	2,362	20,219
The NASDAQ OMX Group, Inc.	136,600	5,177,140
Vector Capital Corp. rights (a)	4,280	0
Voya Financial, Inc.	160,885	5,759,683
		401,779,993
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.1%
ACE Ltd.	383,209	$ 39,742,605
AFLAC, Inc.	519,485	31,808,067
Alleghany Corp. (a)	18,948	7,979,382
Allied World Assurance Co. Holdings Ltd.	101,481	3,805,538
Allstate Corp.	506,684	29,519,410
AMBAC Financial Group, Inc. (a)	54,576	1,537,952
American Equity Investment Life Holding Co. (d)	83,986	1,891,365
American Financial Group, Inc.	90,622	5,290,512
American International Group, Inc.	1,681,597	90,923,950
American National Insurance Co.	11,975	1,371,138
Amerisafe, Inc.	28,834	1,110,397
Amtrust Financial Services, Inc. (d)	37,933	1,619,739
Aon PLC	343,000	30,849,420
Arch Capital Group Ltd. (a)(d)	141,774	8,071,194
Argo Group International Holdings, Ltd.	32,771	1,587,755
Arthur J. Gallagher & Co.	175,221	8,030,378
Aspen Insurance Holdings Ltd.	68,795	3,161,130
Assurant, Inc.	95,115	6,449,748
Assured Guaranty Ltd.	183,926	4,491,473
Axis Capital Holdings Ltd.	130,874	6,018,895
Baldwin & Lyons, Inc. Class B	5,084	129,591
Brown & Brown, Inc.	150,525	4,544,350
Cincinnati Financial Corp.	161,273	7,905,602
Citizens, Inc. Class A (a)(d)	31,937	213,020
CNA Financial Corp.	65,754	2,641,996
CNO Financial Group, Inc.	273,436	4,410,523
Crawford & Co. Class B	21,205	207,809
Donegal Group, Inc. Class A	4,528	66,064
eHealth, Inc. (a)(d)	26,343	969,949
EMC Insurance Group	5,816	179,598
Employers Holdings, Inc.	36,335	764,125
Endurance Specialty Holdings Ltd. (d)	45,122	2,333,710
Enstar Group Ltd. (a)	11,576	1,631,058
Erie Indemnity Co. Class A	32,248	2,442,141
Everest Re Group Ltd.	51,436	8,230,789
FBL Financial Group, Inc. Class A	12,986	567,618
Federated National Holding Co.	12,192	285,780
Fidelity & Guaranty Life	15,879	339,811
Fidelity National Financial, Inc. Class A	310,787	10,361,639
First Acceptance Corp. (a)	4,055	10,746
First American Financial Corp.	131,076	3,672,750
Fortegra Financial Corp. (a)	10,670	76,291
Genworth Financial, Inc. Class A (a)	560,876	9,529,283
Global Indemnity PLC (a)	13,709	362,466
Greenlight Capital Re, Ltd. (a)	23,762	753,018
Hallmark Financial Services, Inc. (a)	10,337	101,199
Hanover Insurance Group, Inc.	48,173	2,892,789
Hartford Financial Services Group, Inc.	499,486	17,307,190

	Shares	Value
HCC Insurance Holdings, Inc.	116,739	$ 5,484,398
HCI Group, Inc. (d)	9,511	368,741
Health Insurance Innovations (a)(d)	4,900	49,294
Hilltop Holdings, Inc. (a)	86,306	1,790,850
Horace Mann Educators Corp.	37,921	1,107,672
Independence Holding Co.	16,014	228,039
Infinity Property & Casualty Corp.	13,372	855,942
Investors Title Co.	1,086	74,739
Kansas City Life Insurance Co.	2,863	123,682
Kemper Corp.	58,114	2,031,084
Lincoln National Corp.	307,008	14,724,104
Loews Corp.	371,316	16,014,859
Maiden Holdings Ltd.	73,970	905,393
Markel Corp. (a)(d)	16,654	10,662,224
Marsh & McLennan Companies, Inc.	616,601	30,996,532
MBIA, Inc. (a)	228,577	2,688,066
Meadowbrook Insurance Group, Inc.	46,791	318,647
Mercury General Corp.	42,960	2,025,564
MetLife, Inc.	1,290,437	65,721,956
Montpelier Re Holdings Ltd. (d)	62,043	1,950,632
National Interstate Corp.	15,961	451,537
National Western Life Insurance Co. Class A	2,078	508,507
Navigators Group, Inc. (a)	15,156	944,370
Old Republic International Corp.	306,111	5,234,498
OneBeacon Insurance Group Ltd.	20,572	314,546
PartnerRe Ltd.	64,815	6,959,187
Phoenix Companies, Inc. (a)(d)	7,382	353,819
Platinum Underwriters Holdings Ltd.	32,909	2,111,112
Primerica, Inc.	65,762	2,961,920
Principal Financial Group, Inc.	320,034	14,967,990
ProAssurance Corp.	69,301	3,149,730
Progressive Corp.	622,481	15,580,699
Protective Life Corp.	94,484	4,941,513
Prudential Financial, Inc.	529,052	43,466,912
Reinsurance Group of America, Inc.	80,713	6,308,528
RenaissanceRe Holdings Ltd.	56,754	5,912,064
RLI Corp.	34,126	1,522,020
Safety Insurance Group, Inc.	14,899	768,490
Selective Insurance Group, Inc.	57,017	1,355,294
StanCorp Financial Group, Inc.	52,960	3,182,896
State Auto Financial Corp.	12,598	272,243
Stewart Information Services Corp. (d)	21,434	687,603
Symetra Financial Corp.	109,204	2,276,903
The Chubb Corp.	278,385	25,795,154
The Travelers Companies, Inc.	394,096	36,828,271
Third Point Reinsurance Ltd.	28,985	442,021
Torchmark Corp.	96,240	7,788,703
Tower Group International Ltd. (d)	63,927	137,443
United Fire Group, Inc.	20,054	556,499
United Insurance Holdings Corp.	16,369	288,913
Universal Insurance Holdings, Inc.	22,997	287,233
Unum Group	290,729	9,858,620
Validus Holdings Ltd.	125,147	4,671,738
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	118,696	$ 5,290,281
White Mountains Insurance Group Ltd.	7,023	4,147,222
Willis Group Holdings PLC	207,878	8,718,403
XL Group PLC Class A	329,395	10,692,162
		766,048,415
Real Estate Investment Trusts - 3.6%
Acadia Realty Trust (SBI)	57,067	1,574,479
AG Mortgage Investment Trust, Inc.	18,957	360,183
Agree Realty Corp.	17,794	548,767
Alexanders, Inc.	2,701	991,267
Alexandria Real Estate Equities, Inc.	78,887	6,002,512
Altisource Residential Corp. Class B	60,332	1,682,659
American Assets Trust, Inc.	36,114	1,238,710
American Campus Communities, Inc.	134,876	5,238,584
American Capital Agency Corp.	426,204	10,113,821
American Capital Mortgage Investment Corp.	52,567	1,073,944
American Homes 4 Rent Class A	82,136	1,447,236
American Realty Capital Properties, Inc.	1,027,675	12,753,447
American Residential Properties, Inc. (a)(d)	15,232	278,746
American Tower Corp.	451,596	40,476,549
AmREIT, Inc. Class B	18,007	319,984
Annaly Capital Management, Inc.	1,072,997	12,650,635
Anworth Mortgage Asset Corp.	251,516	1,358,186
Apartment Investment & Management Co. Class A	161,356	5,079,487
Apollo Commercial Real Estate Finance, Inc. (d)	34,660	580,555
Apollo Residential Mortgage, Inc.	29,321	492,006
Arbor Realty Trust, Inc.	31,767	230,946
Ares Commercial Real Estate Corp.	39,618	496,414
Armada Hoffler Properties, Inc.	18,404	177,783
Armour Residential REIT, Inc.	489,690	2,130,152
Ashford Hospitality Prime, Inc.	33,082	539,237
Ashford Hospitality Trust, Inc.	69,895	747,877
Associated Estates Realty Corp.	60,888	1,052,754
AvalonBay Communities, Inc. (d)	136,521	19,364,139
Aviv REIT, Inc.	27,384	759,906
BioMed Realty Trust, Inc.	232,867	5,053,214
Blackstone Mortgage Trust, Inc.	31,861	946,909
Boston Properties, Inc.	173,248	20,907,569
Brandywine Realty Trust (SBI)	189,114	2,893,444
Brixmor Property Group, Inc. (d)	64,312	1,398,786
BRT Realty Trust (a)	5,568	39,923
Camden Property Trust (SBI)	107,447	7,547,077
Campus Crest Communities, Inc. (d)	55,980	496,543
Capstead Mortgage Corp. (d)	97,016	1,277,701
CatchMark Timber Trust, Inc.	26,622	352,475
CBL & Associates Properties, Inc. (d)	198,768	3,740,814
Cedar Shopping Centers, Inc.	134,023	822,901

	Shares	Value
Chambers Street Properties (d)	312,279	$ 2,498,232
Chatham Lodging Trust	26,521	596,723
Chesapeake Lodging Trust	72,347	2,110,362
Chimera Investment Corp.	1,225,514	3,860,369
CIM Commercial Trust Corp.	1,700	39,219
Colony Financial, Inc.	108,773	2,410,410
Columbia Property Trust, Inc.	148,227	3,896,888
CommonWealth REIT	127,873	3,364,339
Coresite Realty Corp.	24,333	771,356
Corporate Office Properties Trust (SBI)	106,736	2,940,577
Corrections Corp. of America	137,269	4,465,361
Cousins Properties, Inc.	234,370	2,812,440
Crown Castle International Corp.	380,258	29,177,196
CubeSmart	141,018	2,572,168
CyrusOne, Inc.	16,200	370,656
CYS Investments, Inc. (d)	197,203	1,822,156
DCT Industrial Trust, Inc.	349,621	2,768,998
DDR Corp.	308,138	5,333,869
DiamondRock Hospitality Co.	202,906	2,520,093
Digital Realty Trust, Inc.	156,288	8,986,560
Douglas Emmett, Inc.	168,817	4,792,715
Duke Realty LP	350,539	6,204,540
DuPont Fabros Technology, Inc. (d)	100,616	2,572,751
Dynex Capital, Inc.	68,104	589,100
EastGroup Properties, Inc. (d)	28,464	1,812,018
Education Realty Trust, Inc.	122,580	1,282,187
Ellington Residential Mortgage REIT	7,146	123,983
Empire State Realty Trust, Inc.	146,821	2,406,396
EPR Properties	65,817	3,548,853
Equity Lifestyle Properties, Inc.	92,610	4,050,761
Equity One, Inc.	85,144	1,954,906
Equity Residential (SBI) (d)	378,967	23,420,161
Essex Property Trust, Inc.	69,366	12,552,471
Excel Trust, Inc.	44,534	587,849
Extra Space Storage, Inc.	137,773	7,212,417
Federal Realty Investment Trust (SBI)	75,022	8,966,629
FelCor Lodging Trust, Inc.	200,216	1,970,125
First Industrial Realty Trust, Inc. (d)	100,981	1,872,188
First Potomac Realty Trust	64,690	846,145
Five Oaks Investment Corp.	4,880	58,706
Franklin Street Properties Corp.	114,432	1,432,689
Gaming & Leisure Properties (d)	107,465	3,606,525
General Growth Properties, Inc.	597,700	14,243,191
Getty Realty Corp.	23,628	461,691
Gladstone Commercial Corp.	10,709	192,441
Glimcher Realty Trust	157,267	1,733,082
Government Properties Income Trust	51,672	1,318,669
Gramercy Property Trust, Inc. (d)	85,386	501,216
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	206,714
Hatteras Financial Corp.	121,103	2,457,180
HCP, Inc.	521,621	21,777,677
Health Care REIT, Inc. (d)	329,524	20,835,803
Healthcare Realty Trust, Inc.	119,232	2,972,454
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Trust of America, Inc.	307,681	$ 3,722,940
Hersha Hospitality Trust	166,640	1,054,831
Highwoods Properties, Inc. (SBI)	89,662	3,638,484
Home Properties, Inc.	74,137	4,609,839
Hospitality Properties Trust (SBI)	164,136	4,761,585
Host Hotels & Resorts, Inc. (d)	833,401	18,393,160
Hudson Pacific Properties, Inc.	49,472	1,172,486
Inland Real Estate Corp.	85,277	905,642
Invesco Mortgage Capital, Inc.	135,801	2,411,826
Investors Real Estate Trust	102,538	910,537
iStar Financial, Inc. (a)(d)	102,599	1,481,530
JAVELIN Mortgage Investment Corp. (d)	12,977	174,281
Kilroy Realty Corp. (d)	91,661	5,552,823
Kimco Realty Corp. (d)	446,526	10,234,376
Kite Realty Group Trust	133,192	827,122
LaSalle Hotel Properties (SBI)	130,397	4,301,797
Lexington Corporate Properties Trust	259,496	2,945,280
Liberty Property Trust (SBI)	176,490	6,831,928
LTC Properties, Inc.	43,338	1,722,252
Mack-Cali Realty Corp.	122,465	2,663,614
Medical Properties Trust, Inc.	220,785	2,985,013
MFA Financial, Inc.	486,658	4,005,195
Mid-America Apartment Communities, Inc.	92,326	6,679,786
Monmouth Real Estate Investment Corp. Class A	60,850	576,250
National Health Investors, Inc. (d)	34,486	2,162,962
National Retail Properties, Inc. (d)	132,178	4,623,586
New Residential Investment Corp.	304,097	1,927,975
New York Mortgage Trust, Inc.	61,040	485,878
Newcastle Investment Corp.	391,741	1,888,192
NorthStar Realty Finance Corp.	370,216	6,127,075
Omega Healthcare Investors, Inc. (d)	143,538	5,295,117
One Liberty Properties, Inc.	11,261	242,112
Parkway Properties, Inc.	86,804	1,733,476
Pebblebrook Hotel Trust	72,830	2,588,378
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,528,981
PennyMac Mortgage Investment Trust	70,569	1,490,417
Physicians Realty Trust	13,134	181,381
Piedmont Office Realty Trust, Inc. Class A	174,747	3,253,789
Plum Creek Timber Co., Inc.	200,436	9,039,664
Post Properties, Inc.	73,877	3,778,809
Potlatch Corp.	43,845	1,760,815
Power (REIT) (a)	718	6,534
Prologis, Inc.	574,154	23,833,133
PS Business Parks, Inc.	26,075	2,195,254
Public Storage	164,439	28,345,995
QTS Realty Trust, Inc. Class A (d)	15,035	437,519
RAIT Financial Trust (d)	83,839	657,298
Ramco-Gershenson Properties Trust (SBI)	70,480	1,169,968

	Shares	Value
Rayonier, Inc.	146,114	$ 6,955,026
Realty Income Corp.	251,007	10,868,603
Redwood Trust, Inc.	89,769	1,749,598
Regency Centers Corp.	116,777	6,235,892
Resource Capital Corp.	118,128	680,417
Retail Opportunity Investments Corp.	70,350	1,111,530
Retail Properties America, Inc.	250,044	3,760,662
Rexford Industrial Realty, Inc.	19,146	267,661
RLJ Lodging Trust	150,575	4,172,433
Rouse Properties, Inc. (d)	34,930	570,058
Ryman Hospitality Properties, Inc. (d)	49,860	2,300,042
Sabra Health Care REIT, Inc.	44,632	1,306,825
Saul Centers, Inc.	14,444	695,479
Select Income (REIT)	38,717	1,112,339
Senior Housing Properties Trust (SBI)	240,030	5,755,919
Silver Bay Realty Trust Corp.	47,769	758,094
Simon Property Group, Inc.	354,010	58,928,505
SL Green Realty Corp.	129,295	14,156,510
SoTHERLY Hotels, Inc.	2,721	19,863
Sovran Self Storage, Inc.	33,865	2,600,832
Spirit Realty Capital, Inc.	431,927	4,876,456
Stag Industrial, Inc.	63,413	1,518,741
Starwood Property Trust, Inc.	250,020	6,097,988
Starwood Waypoint Residential (a)	44,074	1,202,779
Strategic Hotel & Resorts, Inc. (a)(d)	334,781	3,649,113
Summit Hotel Properties, Inc.	86,907	872,546
Sun Communities, Inc.	47,327	2,291,573
Sunstone Hotel Investors, Inc.	192,214	2,823,624
Supertel Hospitality, Inc., Maryland (a)	703	1,146
Supertel Hospitality, Inc., Maryland rights (a)	703	6
Tanger Factory Outlet Centers, Inc.	110,651	3,919,258
Taubman Centers, Inc.	72,463	5,427,479
Terreno Realty Corp.	21,026	407,904
The Geo Group, Inc.	86,331	2,936,117
The Macerich Co.	163,662	10,808,238
Two Harbors Investment Corp.	449,289	4,731,013
UDR, Inc.	279,578	7,693,987
UMH Properties, Inc.	10,346	102,632
Universal Health Realty Income Trust (SBI)	13,491	584,025
Urstadt Biddle Properties, Inc. Class A	26,585	550,841
Ventas, Inc.	339,142	22,654,686
Vornado Realty Trust	195,821	20,968,513
Washington Prime Group, Inc. (a)	177,005	3,520,629
Washington REIT (SBI)	75,722	1,955,899
Weingarten Realty Investors (SBI)	140,335	4,461,250
Western Asset Mortgage Capital Corp. (d)	46,434	669,578
Weyerhaeuser Co.	668,998	21,019,917
Whitestone REIT Class B	26,734	381,762
Winthrop Realty Trust	32,907	493,605
WP Carey, Inc.	66,643	4,241,161
ZAIS Financial Corp. (d)	6,000	98,460
		879,404,625
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	51,667	$ 1,958,696
Altisource Portfolio Solutions SA (a)(d)	18,423	2,030,399
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)(d)	12,051	199,926
CBRE Group, Inc. (a)	310,765	9,273,228
Consolidated-Tomoka Land Co.	2,432	112,480
Forest City Enterprises, Inc. Class A (a)(d)	196,160	3,732,925
Forestar Group, Inc. (a)(d)	38,487	670,444
Gladstone Land Corp.	8,000	89,440
Howard Hughes Corp. (a)	34,443	5,100,319
Jones Lang LaSalle, Inc.	53,062	6,435,890
Kennedy-Wilson Holdings, Inc.	81,481	2,018,284
Maui Land & Pineapple, Inc. (a)(d)	31,310	252,359
RE/MAX Holdings, Inc.	10,289	295,603
Realogy Holdings Corp. (a)	174,285	6,479,916
Tejon Ranch Co. (a)	18,740	570,633
The St. Joe Co. (a)(d)	111,664	2,628,571
Transcontinental Realty Investors, Inc. (a)	20,697	249,399
ZipRealty, Inc. (a)	19,987	63,958
		42,165,843
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	91,784	1,173,000
Bank Mutual Corp.	56,001	339,366
BankFinancial Corp.	19,300	192,807
BBX Capital Corp. (a)	18,261	361,933
Beneficial Mutual Bancorp, Inc. (a)	37,525	506,963
Berkshire Hills Bancorp, Inc.	20,197	456,452
BofI Holding, Inc. (a)(d)	15,097	1,159,903
Brookline Bancorp, Inc., Delaware	86,924	777,101
Cape Bancorp, Inc.	2,611	28,016
Capitol Federal Financial, Inc.	194,739	2,356,342
Charter Financial Corp.	1,496	16,321
Chicopee Bancorp, Inc.	1,816	30,872
Clifton Bancorp, Inc.	15,263	183,461
Dime Community Bancshares, Inc.	51,879	784,410
Doral Financial Corp. (a)(d)	7,972	31,330
ESB Financial Corp.	9,498	119,580
ESSA Bancorp, Inc.	4,298	45,602
Essent Group Ltd. (d)	38,008	758,260
EverBank Financial Corp.	121,901	2,322,214
Farmer Mac Class C (non-vtg.)	8,894	275,892
First Defiance Financial Corp.	6,145	173,473
First Financial Northwest, Inc.	2,197	24,255
Flagstar Bancorp, Inc. (a)	37,206	632,874
Fox Chase Bancorp, Inc.	14,307	229,627
Franklin Financial Corp./VA (a)(d)	16,347	326,613
HF Financial Corp.	2,735	37,470
Hingham Institution for Savings	1,505	110,618
Home Loan Servicing Solutions Ltd. (d)	65,442	1,459,357
HomeStreet, Inc.	7,892	141,425
Hudson City Bancorp, Inc.	532,335	5,200,913

	Shares	Value
IF Bancorp, Inc.	3,112	$ 50,757
Impac Mortgage Holdings, Inc. (a)(d)	5,393	31,064
Kearny Financial Corp. (a)	9,825	139,712
Ladder Capital Corp. Class A	19,926	369,627
Madison County Financial, Inc.	4,682	84,510
Meridian Interstate Bancorp, Inc. (a)	11,414	296,764
Meta Financial Group, Inc.	3,931	147,295
MGIC Investment Corp. (a)(d)	403,619	3,422,689
NASB Financial, Inc.	1,203	27,886
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	953,814
New York Community Bancorp, Inc. (d)	541,088	8,267,825
Northfield Bancorp, Inc.	35,760	465,238
Northwest Bancshares, Inc.	92,094	1,225,771
OceanFirst Financial Corp.	5,851	95,605
Ocwen Financial Corp. (a)	133,402	4,678,408
Oritani Financial Corp.	41,599	626,897
PennyMac Financial Services, Inc.	18,921	300,276
People's United Financial, Inc.	329,770	4,738,795
Peoples Federal Bancshares, Inc.	1,156	21,386
Poage Bankshares, Inc.	2,365	33,938
Provident Financial Holdings, Inc.	3,066	44,457
Provident Financial Services, Inc.	56,391	954,700
Radian Group, Inc. (d)	200,792	2,895,421
Riverview Bancorp, Inc. (a)	6,875	25,506
Security National Financial Corp. Class A	10,153	39,394
Simplicity Bancorp, Inc.	10,338	176,780
Territorial Bancorp, Inc.	13,244	273,224
TFS Financial Corp. (a)	149,374	2,013,562
Timberland Bancorp, Inc.	5,034	54,116
Tree.com, Inc. (a)	3,275	83,021
Trustco Bank Corp., New York	86,500	556,195
United Community Financial Corp. (a)	29,429	115,656
United Financial Bancorp, Inc. New	46,844	630,989
Walker & Dunlop, Inc. (a)	28,304	418,333
Washington Federal, Inc.	128,254	2,671,531
Westfield Financial, Inc.	28,907	208,709
WSFS Financial Corp.	10,396	706,096
		58,102,397
TOTAL FINANCIALS		4,232,617,704
HEALTH CARE - 12.8%
Biotechnology - 2.6%
Aastrom Biosciences, Inc. (a)(d)	3,923	19,811
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	1,974,099
Acceleron Pharma, Inc. (d)	12,418	368,566
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	196,594
Acorda Therapeutics, Inc. (a)	62,128	2,042,769
Aegerion Pharmaceuticals, Inc. (a)(d)	28,027	920,687
Agenus, Inc. (a)	71,608	216,256
Agios Pharmaceuticals, Inc. (d)	11,316	397,871
Alexion Pharmaceuticals, Inc. (a)	228,919	38,073,808
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)(d)	178,880	$ 8,194,493
Alnylam Pharmaceuticals, Inc. (a)(d)	73,219	4,341,155
AMAG Pharmaceuticals, Inc. (a)	31,420	574,986
Amgen, Inc.	869,881	100,897,497
Amicus Therapeutics, Inc. (a)(d)	25,384	60,160
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	380,498
Anthera Pharmaceuticals, Inc. (a)	5,648	17,452
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,602,001
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,379,772
ArQule, Inc. (a)	65,290	93,365
Array BioPharma, Inc. (a)(d)	101,050	424,410
Arrowhead Research Corp. (a)(d)	44,310	557,420
Athersys, Inc. (a)(d)	92,903	165,367
Auspex Pharmaceuticals, Inc. (d)	10,037	212,283
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	47,952
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	796,113
Biogen Idec, Inc. (a)	273,356	87,301,706
BioMarin Pharmaceutical, Inc. (a)	169,338	9,814,830
Biospecifics Technologies Corp. (a)	1,441	38,878
Biota Pharmaceuticals, Inc. (a)	46,093	123,990
BioTime, Inc. (a)(d)	32,076	92,700
Bluebird Bio, Inc. (d)	7,366	170,302
Cancer Genetics, Inc. (a)(d)	9,725	99,584
Cara Therapeutics, Inc. (d)	6,290	86,676
Catalyst Pharmaceutical Partners, Inc. (a)	25,961	57,114
Cel-Sci Corp. (a)(d)	28,340	31,174
Celgene Corp. (a)	469,398	71,831,976
Cell Therapeutics, Inc. (a)(d)	129,276	380,071
Celldex Therapeutics, Inc. (a)(d)	107,399	1,569,099
Cellular Dynamics International, Inc. (d)	4,597	51,900
Celsion Corp. (a)(d)	10,682	34,610
Cepheid, Inc. (a)(d)	80,169	3,611,613
Chelsea Therapeutics International Ltd. (a)(d)	75,408	492,414
ChemoCentryx, Inc. (a)(d)	15,137	81,437
Chimerix, Inc. (a)(d)	17,212	317,561
Cleveland Biolabs, Inc. (a)(d)	35,489	20,594
Clovis Oncology, Inc. (a)	39,949	2,045,788
Conatus Pharmaceuticals, Inc. (d)	7,362	45,571
Coronado Biosciences, Inc. (a)(d)	18,457	33,223
Cubist Pharmaceuticals, Inc.	87,467	5,825,302
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	122,923
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	37,354
Cytokinetics, Inc. (a)(d)	26,522	132,345
Cytori Therapeutics, Inc. (a)(d)	69,588	167,707
CytRx Corp. (a)(d)	25,756	107,660
DARA BioSciences, Inc. (a)(d)	1,702	2,025
Dendreon Corp. (a)(d)	131,169	283,325
Dicerna Pharmaceuticals, Inc. (d)	8,003	129,328
Discovery Laboratories, Inc. (a)	132,829	248,390

	Shares	Value
Durata Therapeutics, Inc. (a)(d)	10,654	$ 169,612
Dyax Corp. (a)	146,558	1,209,104
Dynavax Technologies Corp. (a)(d)	275,972	397,400
Emergent BioSolutions, Inc. (a)(d)	38,141	827,278
Enanta Pharmaceuticals, Inc. (a)(d)	3,858	146,527
EntreMed, Inc. (a)	289	500
Enzon Pharmaceuticals, Inc.	43,430	39,148
Epizyme, Inc. (d)	20,607	494,156
Esperion Therapeutics, Inc. (d)	6,156	93,941
Exact Sciences Corp. (a)(d)	79,977	1,078,090
Exelixis, Inc. (a)(d)	160,939	532,708
Fibrocell Science, Inc. (a)(d)	25,988	77,964
Five Prime Therapeutics, Inc. (d)	10,001	129,913
Foundation Medicine, Inc. (d)	12,644	300,042
Galectin Therapeutics, Inc. (a)(d)	13,518	174,788
Galena Biopharma, Inc. (a)(d)	133,911	307,995
Genocea Biosciences, Inc. (d)	8,642	163,852
Genomic Health, Inc. (a)(d)	18,393	478,034
GenVec, Inc. (a)	8,140	20,187
Geron Corp. (a)(d)	196,151	407,994
Gilead Sciences, Inc. (a)(d)	1,773,924	144,060,368
GlycoMimetics, Inc.	10,456	74,865
GTx, Inc. (a)(d)	19,627	32,581
Halozyme Therapeutics, Inc. (a)(d)	112,522	888,924
Harvard Apparatus (a)	3,080	23,716
Heat Biologics, Inc. (d)	3,136	15,116
Hemispherx Biopharma, Inc. (a)(d)	130,774	43,548
Heron Therapeutics, Inc. (a)	22,688	270,895
Hyperion Therapeutics, Inc. (a)(d)	5,781	169,210
iBio, Inc. (a)(d)	40,361	15,337
Idenix Pharmaceuticals, Inc. (a)(d)	141,515	887,299
Idera Pharmaceuticals, Inc. (a)(d)	80,821	234,381
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	56,177
ImmunoGen, Inc. (a)(d)	90,051	1,064,403
Immunomedics, Inc. (a)(d)	99,673	331,911
Incyte Corp. (a)	173,504	8,597,123
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	415,383
Inovio Pharmaceuticals, Inc. (a)(d)	258,861	582,437
Insmed, Inc. (a)(d)	32,411	425,881
Insys Therapeutics, Inc. (a)(d)	6,531	168,761
Intercept Pharmaceuticals, Inc. (a)	13,391	3,168,445
InterMune, Inc. (a)(d)	110,093	4,361,885
Intrexon Corp. (d)	13,260	279,653
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	2,148,988
Isis Pharmaceuticals, Inc. (a)(d)	138,050	4,033,821
IsoRay, Inc. (a)(d)	31,040	72,634
Karyopharm Therapeutics, Inc.	6,103	160,204
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,391,782
Kindred Biosciences, Inc.	10,713	181,050
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	455,828
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	636,698
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,535,464
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lpath, Inc. (a)	7,871	$ 30,697
Macrogenics, Inc.	10,997	205,204
MannKind Corp. (a)(d)	286,250	2,547,625
Mast Therapeutics, Inc. (a)(d)	29,390	19,104
Medgenics, Inc. (a)	4,479	34,354
Medivation, Inc. (a)	85,572	6,232,209
MEI Pharma, Inc. (a)	26,819	164,937
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	745,633
MiMedx Group, Inc. (a)(d)	79,098	432,666
Momenta Pharmaceuticals, Inc. (a)	43,036	533,216
Myriad Genetics, Inc. (a)(d)	87,108	2,888,501
Nanosphere, Inc. (a)(d)	36,229	48,909
NanoViricides, Inc. (a)(d)	32,620	115,475
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	181,969
Neuralstem, Inc. (a)(d)	106,528	458,070
Neurocrine Biosciences, Inc. (a)(d)	83,489	1,159,662
NewLink Genetics Corp. (a)(d)	21,584	442,688
Northwest Biotherapeutics, Inc. (a)(d)	40,748	243,673
Novavax, Inc. (a)(d)	198,633	935,561
NPS Pharmaceuticals, Inc. (a)(d)	102,906	3,203,464
Ohr Pharmaceutical, Inc. (a)(d)	18,778	159,989
OncoGenex Pharmaceuticals, Inc. (a)	10,565	40,041
OncoMed Pharmaceuticals, Inc. (d)	5,827	131,690
Onconova Therapeutics, Inc.	6,241	30,269
Oncothyreon, Inc. (a)	43,661	125,744
Opexa Therapeutics, Inc. (a)(d)	5,726	9,104
Ophthotech Corp.	12,066	491,086
Opko Health, Inc. (a)(d)	254,677	2,195,316
Oragenics, Inc. (a)	9,973	20,445
Orexigen Therapeutics, Inc. (a)(d)	166,751	1,077,211
Organovo Holdings, Inc. (a)(d)	69,396	494,100
Osiris Therapeutics, Inc. (a)(d)	18,170	279,636
OvaScience, Inc. (a)(d)	10,225	74,131
OXiGENE, Inc. (a)	561	1,492
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	6,439
Palatin Technologies, Inc. (a)(d)	9,275	9,832
PDL BioPharma, Inc. (d)	181,078	1,696,701
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	450,455
Pharmacyclics, Inc. (a)(d)	77,976	6,926,608
PharmAthene, Inc. (a)(d)	51,372	84,250
Portola Pharmaceuticals, Inc. (d)	6,348	140,672
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	346,375
Prothena Corp. PLC (a)	29,812	620,686
PTC Therapeutics, Inc. (a)(d)	25,035	593,580
Puma Biotechnology, Inc. (a)	28,653	2,189,949
Raptor Pharmaceutical Corp. (a)(d)	62,748	513,279
Receptos, Inc.	18,327	545,412
Regado Biosciences, Inc.	15,917	99,800
Regeneron Pharmaceuticals, Inc. (a)	90,450	27,764,532
Regulus Therapeutics, Inc. (a)(d)	11,075	74,535
Repligen Corp. (a)(d)	36,890	709,764

	Shares	Value
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	$ 232,563
Rigel Pharmaceuticals, Inc. (a)	75,480	248,329
Sangamo Biosciences, Inc. (a)	84,275	1,107,374
Sarepta Therapeutics, Inc. (a)(d)	40,979	1,380,173
Seattle Genetics, Inc. (a)(d)	128,581	4,290,748
SIGA Technologies, Inc. (a)(d)	72,968	194,825
Sorrento Therapeutics, Inc. (a)	14,498	75,535
Spectrum Pharmaceuticals, Inc. (a)	41,659	324,524
StemCells, Inc. (a)(d)	41,468	57,848
Stemline Therapeutics, Inc. (a)(d)	10,674	162,138
Sunesis Pharmaceuticals, Inc. (a)	32,643	167,132
Synageva BioPharma Corp. (a)(d)	25,415	2,062,427
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	481,818
Synta Pharmaceuticals Corp. (a)(d)	94,692	388,237
Synthetic Biologics, Inc. (a)(d)	46,314	63,913
Targacept, Inc. (a)	18,977	71,164
Telik, Inc. (a)	380	551
TESARO, Inc. (a)(d)	24,183	644,235
Tetraphase Pharmaceuticals, Inc. (a)	10,243	107,961
TG Therapeutics, Inc. (a)(d)	39,520	258,066
Theravance, Inc. (a)(d)	88,275	2,529,079
Threshold Pharmaceuticals, Inc. (a)	37,822	145,993
Trovagene, Inc. (a)(d)	4,592	17,358
Ultragenyx Pharmaceutical, Inc. (d)	7,156	268,779
United Therapeutics Corp. (a)(d)	53,357	5,108,399
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	453,727
Verastem, Inc. (a)(d)	13,711	127,238
Vertex Pharmaceuticals, Inc. (a)	280,200	20,247,252
Vical, Inc. (a)(d)	65,666	78,799
Xencor, Inc.	18,608	163,750
XOMA Corp. (a)(d)	72,501	300,154
Zalicus, Inc. (a)	17,476	19,049
ZIOPHARM Oncology, Inc. (a)(d)	122,654	441,554
		643,925,988
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.	23,291	962,384
Abbott Laboratories	1,779,625	71,202,796
Abiomed, Inc. (a)(d)	36,354	828,871
Accuray, Inc. (a)(d)	58,561	516,508
Alere, Inc. (a)(d)	93,479	3,343,744
Align Technology, Inc. (a)	83,038	4,534,705
Alphatec Holdings, Inc. (a)	36,801	55,202
Analogic Corp.	12,756	871,490
Angiodynamics, Inc. (a)	26,377	377,982
Anika Therapeutics, Inc. (a)	9,287	434,910
Antares Pharma, Inc. (a)(d)	97,369	287,239
Atossa Genetics, Inc. (a)(d)	789	1,168
Atricure, Inc. (a)	25,828	426,679
Atrion Corp.	1,172	369,649
Bacterin International Holdings, Inc. (a)(d)	9,747	6,262
Baxano Surgical, Inc. (a)(d)	18,036	11,904
Baxter International, Inc.	624,386	46,460,562
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	223,571	$ 26,314,307
BioLase Technology, Inc. (d)	31,172	58,292
Boston Scientific Corp. (a)	1,529,296	19,620,868
BSD Medical Corp. (a)(d)	46,363	48,218
C.R. Bard, Inc.	84,581	12,510,376
Cantel Medical Corp.	48,934	1,700,457
Cardica, Inc. (a)	23,778	22,351
Cardiovascular Systems, Inc. (a)(d)	37,106	1,040,823
CareFusion Corp. (a)	231,213	9,925,974
Cerus Corp. (a)(d)	66,771	279,770
Cesca Therapeutics, Inc. (a)(d)	15,844	27,093
CONMED Corp.	26,543	1,191,781
Covidien PLC	520,911	38,083,803
Cryolife, Inc.	20,961	185,086
Cutera, Inc. (a)	15,449	152,482
Cyberonics, Inc. (a)(d)	26,017	1,581,834
Cynosure, Inc. Class A (a)	17,160	373,745
Delcath Systems, Inc. (a)(d)	7,494	20,234
DENTSPLY International, Inc.	165,101	7,807,626
Derma Sciences, Inc. (a)(d)	27,081	275,685
DexCom, Inc. (a)	82,473	2,784,288
Echo Therapeutics, Inc. (a)(d)	2,009	3,556
Edwards Lifesciences Corp. (a)	125,427	10,184,672
Endologix, Inc. (a)(d)	68,176	890,379
EnteroMedics, Inc. (a)(d)	53,456	113,327
ERBA Diagnostics, Inc. (a)(d)	3,094	5,415
Exactech, Inc. (a)	3,102	72,246
Fonar Corp. (a)(d)	7,275	94,211
Genmark Diagnostics, Inc. (a)(d)	33,235	365,917
Globus Medical, Inc. (a)	81,315	1,966,197
Greatbatch, Inc. (a)	22,320	1,042,567
Haemonetics Corp. (a)(d)	65,465	2,229,738
Hansen Medical, Inc. (a)(d)	48,696	71,583
HeartWare International, Inc. (a)(d)	17,704	1,596,370
Hill-Rom Holdings, Inc.	72,156	2,863,872
Hologic, Inc. (a)(d)	312,892	7,647,080
ICU Medical, Inc. (a)(d)	17,344	1,041,854
IDEXX Laboratories, Inc. (a)(d)	62,216	7,993,512
Insulet Corp. (a)(d)	65,054	2,382,928
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,097,769
Intuitive Surgical, Inc. (a)	44,135	16,318,475
Invacare Corp.	28,414	468,831
Kewaunee Scientific Corp.	1,376	22,346
Ldr Holding Corp. (d)	8,347	196,906
LeMaitre Vascular, Inc.	3,845	28,953
Masimo Corp. (a)(d)	62,689	1,544,657
Medical Action Industries, Inc. (a)	18,788	129,637
Medtronic, Inc.	1,153,632	70,406,161
MELA Sciences, Inc. (a)(d)	40,114	15,127
Meridian Bioscience, Inc. (d)	44,602	910,327
Merit Medical Systems, Inc. (a)	38,544	540,772

	Shares	Value
Misonix, Inc. (a)	2,579	$ 15,474
Natus Medical, Inc. (a)	24,629	607,105
Neogen Corp. (a)	43,866	1,657,696
NuVasive, Inc. (a)	55,373	1,846,136
NxStage Medical, Inc. (a)	54,843	752,994
OraSure Technologies, Inc. (a)	46,551	294,202
Orthofix International NV (a)	16,427	520,572
PhotoMedex, Inc. (a)(d)	6,551	82,084
Quidel Corp. (a)(d)	35,813	812,955
ResMed, Inc. (d)	165,853	8,302,601
Retractable Technologies, Inc. (a)	5,248	14,957
Rockwell Medical Technologies, Inc. (a)(d)	40,985	461,491
RTI Biologics, Inc. (a)	29,474	128,212
Sirona Dental Systems, Inc. (a)(d)	67,791	5,099,239
St. Jude Medical, Inc.	324,571	21,064,658
Staar Surgical Co. (a)	22,695	350,184
Stereotaxis, Inc. (a)(d)	3,270	11,707
Steris Corp.	82,536	4,417,327
Stryker Corp.	344,015	29,065,827
SurModics, Inc. (a)	19,525	418,030
Symmetry Medical, Inc. (a)	29,367	259,017
Synergetics U.S.A., Inc. (a)	3,622	11,808
Tandem Diabetes Care, Inc. (d)	11,476	186,370
TearLab Corp. (a)(d)	17,390	86,776
Teleflex, Inc.	53,220	5,675,381
The Cooper Companies, Inc. (d)	58,635	7,565,088
The Spectranetics Corp. (a)	40,582	870,078
Thoratec Corp. (a)	75,606	2,504,071
Tornier NV (a)(d)	43,234	929,963
Unilife Corp. (a)(d)	142,037	409,067
Uroplasty, Inc. (a)	1,597	4,647
Varian Medical Systems, Inc. (a)(d)	126,250	10,409,313
Vascular Solutions, Inc. (a)	17,548	359,383
Vermillion, Inc. (a)(d)	5,249	14,199
Volcano Corp. (a)(d)	51,974	902,269
West Pharmaceutical Services, Inc.	83,154	3,499,952
Wright Medical Group, Inc. (a)	47,593	1,446,827
Zeltiq Aesthetics, Inc. (a)	23,737	414,923
Zimmer Holdings, Inc.	197,443	20,603,177
		519,018,293
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(d)	44,959	1,917,052
Addus HomeCare Corp. (a)	6,027	137,175
Aetna, Inc.	415,965	32,258,086
Air Methods Corp. (a)(d)	37,158	1,791,016
Alliance Healthcare Services, Inc. (a)	17,141	512,859
Almost Family, Inc. (a)	9,932	204,003
Amedisys, Inc. (a)(d)	30,453	443,091
AmerisourceBergen Corp.	257,537	18,846,558
AMN Healthcare Services, Inc. (a)	76,320	854,784
AmSurg Corp. (a)	32,040	1,450,771
Bio-Reference Laboratories, Inc. (a)(d)	31,917	854,099
BioScrip, Inc. (a)(d)	61,696	484,314
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
BioTelemetry, Inc. (a)	34,161	$ 250,742
Brookdale Senior Living, Inc. (a)(d)	136,171	4,529,047
Capital Senior Living Corp. (a)	26,619	631,935
Cardinal Health, Inc.	393,233	27,774,047
Centene Corp. (a)(d)	69,557	5,183,388
Chemed Corp. (d)	19,372	1,706,286
Chindex International, Inc. (a)	9,187	217,548
Cigna Corp.	316,152	28,384,127
Community Health Systems, Inc. (a)	133,147	5,561,550
Corvel Corp. (a)	17,696	835,605
Cross Country Healthcare, Inc. (a)	40,427	233,264
DaVita HealthCare Partners, Inc. (a)	199,597	14,089,552
Emeritus Corp. (a)	47,874	1,497,499
Envision Healthcare Holdings, Inc.	90,329	3,114,544
ExamWorks Group, Inc. (a)(d)	29,906	885,816
Express Scripts Holding Co. (a)	893,255	63,840,935
Five Star Quality Care, Inc. (a)	32,241	170,232
Gentiva Health Services, Inc. (a)	24,132	328,919
Hanger, Inc. (a)	33,622	1,021,436
HCA Holdings, Inc. (a)	359,634	19,057,006
Health Net, Inc. (a)	90,547	3,620,069
HealthSouth Corp.	110,704	3,887,924
Healthways, Inc. (a)(d)	33,821	582,736
Henry Schein, Inc. (a)(d)	98,971	11,841,880
Hooper Holmes, Inc. (a)	6,267	4,465
Humana, Inc.	176,996	22,028,922
IPC The Hospitalist Co., Inc. (a)(d)	20,567	897,750
Kindred Healthcare, Inc.	69,839	1,733,404
Laboratory Corp. of America Holdings (a)(d)	96,901	9,940,105
Landauer, Inc.	14,935	707,620
LHC Group, Inc. (a)	12,810	260,940
LifePoint Hospitals, Inc. (a)	49,772	3,048,037
Magellan Health Services, Inc. (a)	33,160	2,019,112
McKesson Corp.	263,315	49,935,057
MEDNAX, Inc. (a)(d)	110,274	6,355,091
Molina Healthcare, Inc. (a)(d)	36,812	1,586,229
MWI Veterinary Supply, Inc. (a)	16,104	2,246,669
National Healthcare Corp.	6,159	332,586
National Research Corp. Class A (a)	960	14,448
NeoStem, Inc. (a)(d)	15,337	104,445
Omnicare, Inc.	126,227	8,021,726
Owens & Minor, Inc.	59,970	2,079,760
Patterson Companies, Inc.	106,597	4,174,339
PDI, Inc. (a)	1,365	6,852
PharMerica Corp. (a)	29,176	791,837
Premier, Inc.	38,595	1,143,956
Providence Service Corp. (a)	13,245	532,449
Quest Diagnostics, Inc.	161,387	9,665,467
RadNet, Inc. (a)	27,076	172,203
Select Medical Holdings Corp.	68,408	1,036,381

	Shares	Value
Sharps Compliance Corp. (a)	5,184	$ 20,373
Skilled Healthcare Group, Inc. (a)	27,157	179,508
Surgical Care Affiliates, Inc.	14,337	414,053
Team Health Holdings, Inc. (a)(d)	79,380	4,030,123
Tenet Healthcare Corp. (a)	109,083	5,126,901
The Ensign Group, Inc.	18,939	888,239
Triple-S Management Corp. (a)	20,220	357,490
U.S. Physical Therapy, Inc.	11,240	376,877
UnitedHealth Group, Inc.	1,139,811	90,763,150
Universal American Spin Corp. (d)	33,569	263,852
Universal Health Services, Inc. Class B	113,232	10,142,190
VCA Antech, Inc. (a)	109,673	3,690,496
Wellcare Health Plans, Inc. (a)	52,863	4,094,239
WellPoint, Inc.	330,284	35,789,574
		543,976,810
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	2,595,272
athenahealth, Inc. (a)(d)	41,563	5,274,760
Authentidate Holding Corp. (a)	816	612
Cerner Corp. (a)	329,819	17,826,717
CollabRx, Inc. (a)	87	258
Computer Programs & Systems, Inc.	21,937	1,394,754
HealthStream, Inc. (a)(d)	34,016	875,232
HMS Holdings Corp. (a)(d)	102,544	1,927,827
iCAD, Inc. (a)	14,864	98,400
MedAssets, Inc. (a)	79,151	1,853,716
Medidata Solutions, Inc. (a)(d)	60,023	2,321,089
Merge Healthcare, Inc. (a)(d)	37,852	83,653
Omnicell, Inc. (a)	38,848	1,030,637
Quality Systems, Inc.	52,869	823,170
Veeva Systems, Inc. Class A	21,176	443,849
Vocera Communications, Inc. (a)(d)	14,570	188,244
		36,738,190
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	26,041	620,557
Affymetrix, Inc. (a)(d)	78,656	649,699
Agilent Technologies, Inc.	384,355	21,885,174
Albany Molecular Research, Inc. (a)	23,897	377,334
Apricus Biosciences, Inc. (a)(d)	18,211	42,796
BG Medicine, Inc. (a)(d)	3,134	3,165
Bio-Rad Laboratories, Inc. Class A (a)	24,617	2,972,010
Bruker BioSciences Corp. (a)	117,243	2,456,241
Cambrex Corp. (a)	34,300	737,107
Charles River Laboratories International, Inc. (a)	57,625	3,087,548
Covance, Inc. (a)(d)	69,154	5,799,254
Enzo Biochem, Inc. (a)	14,697	60,405
Fluidigm Corp. (a)	33,180	920,413
Furiex Pharmaceuticals, Inc. (a)	9,211	952,049
Harvard Bioscience, Inc. (a)	12,320	50,758
Illumina, Inc. (a)(d)	147,481	23,338,868
Luminex Corp. (a)	39,871	677,408
Mettler-Toledo International, Inc. (a)	36,042	8,831,011
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Nanostring Technologies, Inc.	6,707	$ 99,867
NeoGenomics, Inc. (a)(d)	21,535	73,004
Pacific Biosciences of California, Inc. (a)	41,271	204,704
PAREXEL International Corp. (a)	64,767	3,267,495
PerkinElmer, Inc.	134,059	6,028,633
pSivida Corp. (a)(d)	25,265	97,270
Quintiles Transnational Holdings, Inc. (a)	66,441	3,387,162
Sequenom, Inc. (a)(d)	91,772	281,740
Techne Corp.	39,549	3,472,007
Thermo Fisher Scientific, Inc.	445,864	52,125,960
Waters Corp. (a)	97,891	9,804,763
		152,304,402
Pharmaceuticals - 5.1%
AbbVie, Inc.	1,830,897	99,472,634
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	158,074
Actavis PLC (a)	200,779	42,472,790
Acura Pharmaceuticals, Inc. (a)(d)	2,885	3,087
Aerie Pharmaceuticals, Inc. (d)	9,114	142,816
Akorn, Inc. (a)(d)	79,308	2,218,245
Alexza Pharmaceuticals, Inc. (a)	13,886	62,626
Alimera Sciences, Inc. (a)	3,741	22,334
Allergan, Inc.	343,951	57,598,034
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	448,432
ANI Pharmaceuticals, Inc. (a)	3,574	113,832
Aratana Therapeutics, Inc. (d)	17,464	245,544
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	1,097,672
AVANIR Pharmaceuticals Class A (a)(d)	189,496	1,000,539
Biodel, Inc. (a)(d)	8,109	17,272
Biodelivery Sciences International, Inc. (a)(d)	45,070	431,320
Bristol-Myers Squibb Co.	1,895,166	94,265,557
Cempra, Inc. (a)(d)	20,803	196,796
Columbia Laboratories, Inc. (a)	5,322	35,498
Corcept Therapeutics, Inc. (a)(d)	82,171	185,706
Cumberland Pharmaceuticals, Inc. (a)	7,158	32,569
DepoMed, Inc. (a)(d)	71,075	847,925
Durect Corp. (a)	121,504	166,460
Eli Lilly & Co.	1,136,664	68,040,707
Endo International PLC (a)	153,698	10,849,542
Endocyte, Inc. (a)(d)	47,373	299,871
Forest Laboratories, Inc. (a)	274,618	26,028,294
Horizon Pharma, Inc. (a)(d)	61,460	872,117
Hospira, Inc. (a)(d)	214,554	10,549,620
Impax Laboratories, Inc. (a)	76,645	2,127,665
Intra-Cellular Therapies, Inc. (d)	18,750	284,063
Jazz Pharmaceuticals PLC (a)	64,644	9,170,398
Johnson & Johnson	3,263,602	331,125,059
Lannett Co., Inc. (a)	27,670	1,156,053
Mallinckrodt PLC (a)(d)	76,544	5,952,061
Merck & Co., Inc.	3,396,077	196,497,015

	Shares	Value
Mylan, Inc. (a)(d)	432,560	$ 21,558,790
Nektar Therapeutics (a)(d)	149,616	1,754,996
Ocera Therapeutics, Inc. (a)	890	6,301
Omeros Corp. (a)(d)	38,961	455,454
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	3,299,512
Pain Therapeutics, Inc. (a)	34,536	170,953
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	63,656
Perrigo Co. PLC	153,114	21,160,355
Pfizer, Inc.	7,366,431	218,267,351
Pozen, Inc. (d)	23,223	199,486
Prestige Brands Holdings, Inc. (a)	64,211	2,196,016
Questcor Pharmaceuticals, Inc. (d)	62,679	5,649,258
Relypsa, Inc. (d)	13,726	321,051
Repros Therapeutics, Inc. (a)(d)	21,711	352,804
Revance Therapeutics, Inc. (d)	7,602	239,387
Sagent Pharmaceuticals, Inc. (a)	25,120	562,939
Salix Pharmaceuticals Ltd. (a)(d)	73,563	8,392,067
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	231,948
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	289,172
Supernus Pharmaceuticals, Inc. (a)	26,858	239,305
The Medicines Company (a)(d)	85,688	2,390,695
TherapeuticsMD, Inc. (a)(d)	93,850	381,031
Transcept Pharmaceuticals, Inc.	2,494	7,956
Ventrus Biosciences, Inc. (a)	6,995	8,814
VIVUS, Inc. (a)(d)	111,051	547,481
XenoPort, Inc. (a)	57,569	233,154
Zoetis, Inc. Class A	573,163	17,596,104
Zogenix, Inc. (a)(d)	115,304	265,199
		1,271,029,462
TOTAL HEALTH CARE		3,166,993,145
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.5%
AAR Corp.	45,448	1,104,386
AeroVironment, Inc. (a)(d)	21,575	692,989
Alliant Techsystems, Inc.	36,077	4,556,164
American Science & Engineering, Inc.	13,204	885,988
API Technologies Corp. (a)(d)	22,349	62,577
Ascent Solar Technologies, Inc. (a)(d)	33,082	13,233
Astronics Corp. (a)	14,668	804,686
Astrotech Corp. (a)(d)	8,707	25,424
BE Aerospace, Inc. (a)	112,533	10,887,568
Breeze Industrial Products Corp. (a)	1,281	12,720
CPI Aerostructures, Inc. (a)(d)	3,805	47,524
Cubic Corp.	23,380	1,137,437
Curtiss-Wright Corp.	58,485	3,896,856
DigitalGlobe, Inc. (a)(d)	87,334	2,651,460
Ducommun, Inc. (a)	15,643	397,176
Engility Holdings, Inc. (a)	14,341	554,280
Erickson Air-Crane, Inc. (a)(d)	6,239	101,509
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	36,596	$ 4,078,624
Exelis, Inc.	239,811	4,095,972
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,664,609
General Dynamics Corp.	375,404	44,342,720
HEICO Corp. (d)	25,580	1,332,462
HEICO Corp. Class A	50,828	2,053,451
Hexcel Corp. (a)	105,445	4,328,517
Honeywell International, Inc.	902,690	84,085,574
Huntington Ingalls Industries, Inc.	51,071	5,098,418
Innovative Solutions & Support, Inc. (a)(d)	21,878	146,364
KEYW Holding Corp. (a)(d)	30,869	327,211
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	382,354
L-3 Communications Holdings, Inc.	103,771	12,573,932
LMI Aerospace, Inc. (a)(d)	6,877	95,109
Lockheed Martin Corp.	308,634	50,507,954
Micronet Enertec Technologies, Inc. (a)	3,018	11,770
Moog, Inc. Class A (a)	52,323	3,770,395
National Presto Industries, Inc. (d)	4,216	296,764
Northrop Grumman Corp.	254,273	30,906,883
Orbital Sciences Corp. (a)	63,924	1,673,530
Precision Castparts Corp.	166,806	42,198,582
Raytheon Co.	362,581	35,377,028
Rockwell Collins, Inc.	165,444	13,076,694
SIFCO Industries, Inc.	891	28,450
Sparton Corp. (a)	13,384	394,025
Spirit AeroSystems Holdings, Inc. Class A (a)	123,657	4,012,670
Sypris Solutions, Inc.	16,848	79,186
Taser International, Inc. (a)	58,908	781,709
Teledyne Technologies, Inc. (a)	43,609	4,132,825
Textron, Inc.	328,219	12,872,749
The Boeing Co.	788,569	106,653,957
TransDigm Group, Inc.	58,956	11,125,587
Triumph Group, Inc.	65,091	4,510,806
United Technologies Corp.	969,842	112,715,037
		627,563,895
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	984,263
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,328,656
C.H. Robinson Worldwide, Inc.	169,940	10,172,608
Echo Global Logistics, Inc. (a)(d)	11,731	217,727
Expeditors International of Washington, Inc.	229,912	10,463,295
FedEx Corp.	314,929	45,400,165
Forward Air Corp.	38,499	1,727,065
Hub Group, Inc. Class A (a)(d)	45,548	2,142,122
Park-Ohio Holdings Corp.	8,801	463,637
Radiant Logistics, Inc. (a)	14,104	43,581
United Parcel Service, Inc. Class B	819,456	85,125,089

	Shares	Value
UTi Worldwide, Inc. (d)	106,552	$ 1,038,882
XPO Logistics, Inc. (a)(d)	59,381	1,492,245
		160,599,335
Airlines - 0.4%
Alaska Air Group, Inc.	77,853	7,665,406
Allegiant Travel Co.	24,598	2,828,770
American Airlines Group, Inc.	217,029	8,715,885
CHC Group Ltd. (a)(d)	40,486	284,617
Delta Air Lines, Inc.	966,000	38,553,060
Hawaiian Holdings, Inc. (a)(d)	71,807	1,108,700
JetBlue Airways Corp. (a)(d)	285,846	2,761,272
Republic Airways Holdings, Inc. (a)	81,894	861,525
SkyWest, Inc.	63,299	724,141
Southwest Airlines Co.	789,883	20,892,405
Spirit Airlines, Inc. (a)	81,901	4,837,892
United Continental Holdings, Inc. (a)	426,420	18,920,255
		108,153,928
Building Products - 0.2%
A.O. Smith Corp.	98,582	4,867,979
AAON, Inc.	50,511	1,575,943
Allegion Plc	102,196	5,354,048
American Woodmark Corp. (a)	9,343	257,587
Apogee Enterprises, Inc.	33,247	1,000,735
Armstrong World Industries, Inc. (a)	49,085	2,604,941
Builders FirstSource, Inc. (a)	87,836	630,662
Continental Building Products, Inc. (a)	12,231	189,458
Fortune Brands Home & Security, Inc.	177,871	7,111,283
Gibraltar Industries, Inc. (a)	56,316	893,172
Griffon Corp.	38,833	453,958
Insteel Industries, Inc.	19,643	385,592
Lennox International, Inc.	51,841	4,402,338
Masco Corp.	405,986	8,647,502
Masonite International Corp. (a)	19,654	1,035,176
NCI Building Systems, Inc. (a)(d)	36,312	608,226
Nortek, Inc. (a)(d)	15,978	1,342,472
Owens Corning	130,235	5,340,937
Patrick Industries, Inc. (a)	10,446	394,859
PGT, Inc. (a)	39,227	337,744
Ply Gem Holdings, Inc.	16,220	190,747
Quanex Building Products Corp.	44,676	795,233
Simpson Manufacturing Co. Ltd.	50,637	1,684,187
Trex Co., Inc. (a)(d)	46,832	1,447,577
Universal Forest Products, Inc.	26,737	1,298,081
USG Corp. (a)(d)	96,486	2,892,650
		55,743,087
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	53,056	1,446,837
ACCO Brands Corp. (a)(d)	120,265	723,995
Acorn Energy, Inc. (a)(d)	16,876	24,470
ADT Corp. (d)	218,622	7,039,628
ARC Document Solutions, Inc. (a)	46,203	286,459
Brady Corp. Class A	52,937	1,436,181
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Casella Waste Systems, Inc. Class A (a)	64,851	$ 356,681
CECO Environmental Corp.	21,126	302,524
Cenveo, Inc. (a)(d)	104,135	319,694
Cintas Corp.	112,418	6,983,406
Clean Harbors, Inc. (a)(d)	65,972	4,031,549
Copart, Inc. (a)	124,595	4,431,844
Courier Corp.	17,378	235,993
Covanta Holding Corp.	154,806	2,955,247
Deluxe Corp.	54,408	3,051,745
EnerNOC, Inc. (a)	25,460	488,577
Ennis, Inc.	21,290	322,544
Fuel Tech, Inc. (a)	51,934	287,714
G&K Services, Inc. Class A	20,257	1,049,515
Healthcare Services Group, Inc.	92,468	2,751,848
Heritage-Crystal Clean, Inc. (a)(d)	7,679	128,163
Herman Miller, Inc.	61,359	1,918,696
HNI Corp.	49,416	1,849,641
Hudson Technologies, Inc. (a)(d)	5,394	14,618
Industrial Services of America, Inc. (a)(d)	1,620	7,695
InnerWorkings, Inc. (a)(d)	28,532	214,846
Interface, Inc.	56,426	1,029,210
Intersections, Inc.	12,865	56,992
Iron Mountain, Inc.	202,847	6,316,656
KAR Auction Services, Inc.	172,614	5,271,632
Kimball International, Inc. Class B	40,502	653,297
Knoll, Inc.	47,600	834,904
McGrath RentCorp.	25,445	872,255
Metalico, Inc. (a)	55,605	70,062
Mobile Mini, Inc.	51,612	2,247,703
Msa Safety, Inc.	37,550	2,052,483
Multi-Color Corp.	7,946	279,143
NL Industries, Inc.	6,707	59,156
Performant Financial Corp. (a)	31,038	294,551
Perma-Fix Environmental Services, Inc. (a)	6,937	28,095
Pitney Bowes, Inc.	233,661	6,456,053
Quad/Graphics, Inc.	28,077	589,055
R.R. Donnelley & Sons Co.	225,027	3,564,428
Republic Services, Inc.	307,369	10,880,863
Rollins, Inc.	113,089	3,468,440
Schawk, Inc. Class A	18,269	370,861
SP Plus Corp. (a)(d)	13,389	317,587
Standard Register Co. (a)	3,970	19,969
Steelcase, Inc. Class A	74,937	1,228,217
Stericycle, Inc. (a)	95,694	10,944,523
Swisher Hygiene, Inc. (Canada) (a)	177,418	65,645
Team, Inc. (a)(d)	18,138	760,345
Tetra Tech, Inc.	81,994	2,181,860
The Brink's Co.	51,214	1,367,414
TRC Companies, Inc. (a)	13,255	70,252
Tyco International Ltd.	530,926	23,169,611

	Shares	Value
U.S. Ecology, Inc.	25,366	$ 1,253,080
UniFirst Corp.	16,509	1,633,566
United Stationers, Inc.	42,632	1,698,033
Viad Corp.	19,833	454,969
Virco Manufacturing Co. (a)	2,682	5,605
Waste Connections, Inc.	164,872	7,513,217
Waste Management, Inc.	506,566	22,633,369
West Corp.	26,434	708,431
		164,081,642
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	127,232	4,089,236
Aegion Corp. (a)(d)	40,317	966,398
Ameresco, Inc. Class A (a)	38,199	250,203
Argan, Inc.	7,465	228,802
Chicago Bridge & Iron Co. NV	123,066	10,017,572
Comfort Systems U.S.A., Inc.	43,738	721,677
Dycom Industries, Inc. (a)	36,171	1,076,087
EMCOR Group, Inc.	78,469	3,493,440
Fluor Corp.	181,316	13,613,205
Foster Wheeler AG	112,721	3,816,733
Furmanite Corp. (a)	40,654	441,909
Goldfield Corp.	41,171	74,931
Granite Construction, Inc.	41,521	1,474,826
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	426,514
Integrated Electrical Services, Inc. (a)	13,442	90,868
Jacobs Engineering Group, Inc. (a)	160,940	8,862,966
KBR, Inc.	162,921	3,957,351
Layne Christensen Co. (a)(d)	24,456	370,264
MasTec, Inc. (a)(d)	84,984	3,059,424
MYR Group, Inc. (a)	25,270	632,255
Northwest Pipe Co. (a)	12,188	438,280
Orion Marine Group, Inc. (a)	21,656	244,929
Pike Corp. (a)	29,417	262,694
Primoris Services Corp.	35,637	1,032,404
Quanta Services, Inc. (a)	244,181	8,289,945
Sterling Construction Co., Inc. (a)	31,847	292,037
Tutor Perini Corp. (a)	46,969	1,438,660
UniTek Global Services, Inc. (a)	18,062	11,560
URS Corp.	82,388	3,707,460
		73,382,630
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	28,202
Acuity Brands, Inc.	52,894	6,638,726
Allied Motion Technologies, Inc.	4,209	61,157
Altair Nanotechnologies, Inc. (a)(d)	10,605	30,330
American Superconductor Corp. (a)(d)	126,771	177,479
AMETEK, Inc.	305,185	16,199,220
AZZ, Inc. (d)	29,081	1,294,395
Babcock & Wilcox Co.	118,199	3,820,192
Broadwind Energy, Inc. (a)	15,938	177,549
Capstone Turbine Corp. (a)(d)	814,128	1,229,333
Eaton Corp. PLC	549,103	40,463,400
Emerson Electric Co.	807,785	53,903,493
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Encore Wire Corp.	23,059	$ 1,120,667
EnerSys	58,195	4,017,783
Enphase Energy, Inc. (a)	22,269	188,173
Espey Manufacturing & Electronics Corp.	2,015	52,269
Franklin Electric Co., Inc.	44,071	1,687,919
FuelCell Energy, Inc. (a)(d)	246,058	575,776
Generac Holdings, Inc. (d)	81,773	3,980,710
General Cable Corp.	55,434	1,413,567
Global Power Equipment Group, Inc.	10,454	172,805
GrafTech International Ltd. (a)(d)	132,891	1,388,711
Hubbell, Inc. Class B	60,658	7,096,986
LSI Industries, Inc.	24,011	190,647
MagneTek, Inc. (a)	2,664	59,301
Ocean Power Technologies, Inc. (a)(d)	11,040	27,490
Orion Energy Systems, Inc. (a)	20,733	91,225
Plug Power, Inc. (a)(d)	148,426	645,653
Polypore International, Inc. (a)(d)	50,063	2,225,300
Powell Industries, Inc.	7,721	477,389
Power Solutions International, Inc. (a)(d)	4,960	386,830
PowerSecure International, Inc. (a)(d)	20,869	168,830
Preformed Line Products Co.	1,961	102,815
Real Goods Solar, Inc. Class A (a)(d)	22,046	52,469
Regal-Beloit Corp.	57,797	4,411,645
Revolution Lighting Technologies, Inc. (a)(d)	38,693	89,768
Rockwell Automation, Inc.	161,735	19,582,874
Sensata Technologies Holding BV (a)	179,473	7,697,597
SL Industries, Inc. (a)	3,648	109,294
SolarCity Corp. (a)(d)	54,174	2,844,135
Thermon Group Holdings, Inc. (a)(d)	33,050	778,328
Ultralife Corp. (a)	13,410	52,299
Vicor Corp. (a)	10,982	81,267
		185,793,998
Industrial Conglomerates - 2.0%
3M Co.	726,200	103,519,810
Carlisle Companies, Inc.	82,301	6,984,063
Danaher Corp.	695,504	54,548,379
General Electric Co.	11,567,892	309,903,827
Raven Industries, Inc.	39,990	1,253,687
Roper Industries, Inc.	118,631	16,807,640
		493,017,406
Machinery - 2.1%
Accuride Corp. (a)(d)	79,004	434,522
Actuant Corp. Class A	71,032	2,523,767
Adept Technology, Inc. (a)(d)	17,085	199,553
AGCO Corp.	95,174	5,135,589
Alamo Group, Inc.	17,898	927,832
Albany International Corp. Class A	47,080	1,753,730
Allison Transmission Holdings, Inc.	145,351	4,501,520
Altra Industrial Motion Corp.	25,498	871,777

	Shares	Value
American Railcar Industries, Inc.	11,797	$ 770,344
Astec Industries, Inc.	19,808	790,537
Barnes Group, Inc.	47,337	1,769,457
Blount International, Inc. (a)	50,491	614,980
Briggs & Stratton Corp.	42,488	874,403
Caterpillar, Inc.	730,607	74,689,954
Chart Industries, Inc. (a)(d)	36,495	2,623,626
CIRCOR International, Inc.	19,714	1,503,390
CLARCOR, Inc.	59,963	3,509,634
Colfax Corp. (a)	110,540	8,046,207
Columbus McKinnon Corp. (NY Shares)	26,972	759,532
Commercial Vehicle Group, Inc. (a)	77,079	733,792
Crane Co.	52,315	3,877,065
Cummins, Inc.	199,027	30,437,199
Deere & Co.	423,519	38,612,227
Donaldson Co., Inc.	164,610	6,704,565
Douglas Dynamics, Inc.	29,195	510,037
Dover Corp.	195,907	17,079,172
Dynamic Materials Corp.	17,783	387,314
Eastern Co.	2,354	36,463
Energy Recovery, Inc. (a)(d)	81,715	423,284
EnPro Industries, Inc. (a)(d)	27,265	2,000,978
ESCO Technologies, Inc.	28,907	971,853
ExOne Co. (a)(d)	13,829	410,306
Federal Signal Corp.	80,990	1,111,183
Flowserve Corp.	155,118	11,438,401
FreightCar America, Inc.	19,411	499,057
Gencor Industries, Inc. (a)	1,849	18,804
Global Brass & Copper Holdings, Inc.	28,348	456,970
Gorman-Rupp Co.	17,750	562,853
Graco, Inc.	71,760	5,237,045
Graham Corp.	12,124	361,295
Greenbrier Companies, Inc. (a)(d)	28,092	1,559,106
Hardinge, Inc.	14,874	189,941
Harsco Corp.	94,707	2,555,195
Hurco Companies, Inc.	3,319	91,804
Hyster-Yale Materials Handling Class A	12,438	1,045,787
IDEX Corp.	88,258	6,767,623
Illinois Tool Works, Inc.	446,773	38,668,203
Ingersoll-Rand PLC	297,503	17,796,629
ITT Corp.	114,023	4,980,525
John Bean Technologies Corp.	23,559	673,787
Joy Global, Inc.	114,975	6,570,821
Kadant, Inc.	18,429	698,459
Kennametal, Inc.	99,076	4,462,383
L.B. Foster Co. Class A	10,636	543,287
Lincoln Electric Holdings, Inc.	88,988	5,845,622
Lindsay Corp. (d)	16,477	1,388,846
Lydall, Inc. (a)	15,820	436,474
Manitex International, Inc. (a)(d)	11,053	184,032
Manitowoc Co., Inc. (d)	166,345	4,499,632
Meritor, Inc. (a)	118,384	1,634,883
Middleby Corp. (a)	22,056	5,267,414
Miller Industries, Inc.	16,197	328,961
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	58,960	$ 1,699,227
Mueller Water Products, Inc. Class A	162,577	1,370,524
Navistar International Corp. (a)(d)	79,012	2,707,741
NN, Inc.	18,576	455,669
Nordson Corp.	68,102	5,553,037
Omega Flex, Inc.	258	5,090
Oshkosh Truck Corp.	95,506	5,162,099
PACCAR, Inc.	408,900	25,907,904
Pall Corp.	118,435	10,036,182
Parker Hannifin Corp.	169,965	21,284,717
Pentair Ltd.	227,443	16,976,346
PMFG, Inc. (a)(d)	15,367	77,757
Proto Labs, Inc. (a)(d)	23,655	1,560,757
RBC Bearings, Inc.	25,318	1,518,320
Rexnord Corp. (a)	59,247	1,514,946
Snap-On, Inc.	66,115	7,753,306
SPX Corp.	46,613	4,877,584
Standex International Corp.	13,243	977,863
Stanley Black & Decker, Inc.	177,450	15,509,130
Sun Hydraulics Corp.	27,930	1,031,176
Tecumseh Products Co. (a)	29,489	143,611
Tennant Co.	20,971	1,340,257
Terex Corp.	120,683	4,641,468
Timken Co.	84,686	5,438,535
Titan International, Inc. (d)	48,022	759,228
Toro Co.	67,215	4,340,745
TriMas Corp. (a)	46,817	1,643,745
Trinity Industries, Inc. (d)	87,497	7,571,115
Twin Disc, Inc.	8,286	268,881
Valmont Industries, Inc. (d)	30,830	4,777,109
Wabash National Corp. (a)(d)	74,589	1,021,123
WABCO Holdings, Inc. (a)	75,595	8,071,278
Wabtec Corp.	121,942	9,601,713
Watts Water Technologies, Inc. Class A	38,674	2,156,462
Woodward, Inc.	78,842	3,524,237
Xerium Technologies, Inc. (a)	6,895	95,013
Xylem, Inc.	220,124	8,210,625
		529,944,151
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	257,265
Eagle Bulk Shipping, Inc. (a)(d)	34,302	114,226
International Shipholding Corp.	10,420	247,475
Kirby Corp. (a)	63,347	7,003,011
Matson, Inc.	46,702	1,147,468
		8,769,445
Professional Services - 0.4%
Acacia Research Corp. (d)	48,838	788,245
Advisory Board Co. (a)(d)	38,842	1,879,564
Barrett Business Services, Inc.	6,681	315,076
CBIZ, Inc. (a)(d)	37,390	318,937

	Shares	Value
CDI Corp.	9,649	$ 134,411
Corporate Executive Board Co.	37,937	2,586,165
CRA International, Inc. (a)	15,589	349,194
CTPartners Executive Search, Inc. (a)	859	8,289
Dun & Bradstreet Corp.	40,399	4,171,197
Equifax, Inc.	155,277	10,992,059
Exponent, Inc.	15,525	1,098,083
Franklin Covey Co. (a)	5,338	116,102
FTI Consulting, Inc. (a)(d)	68,234	2,201,911
GP Strategies Corp. (a)	13,487	325,711
Heidrick & Struggles International, Inc.	22,259	415,798
Hill International, Inc. (a)	13,945	88,551
Hudson Global, Inc. (a)	13,947	55,370
Huron Consulting Group, Inc. (a)	28,844	1,957,931
ICF International, Inc. (a)	23,222	863,858
IHS, Inc. Class A (a)	75,073	9,452,441
Insperity, Inc.	20,805	666,176
Kelly Services, Inc. Class A (non-vtg.)	19,294	342,661
Kforce, Inc.	25,995	572,670
Korn/Ferry International (a)	56,905	1,728,205
Manpower, Inc.	93,886	7,696,774
Mastech Holdings, Inc.	373	6,237
MISTRAS Group, Inc. (a)	12,788	291,055
Navigant Consulting, Inc. (a)	41,733	702,366
Nielsen Holdings B.V.	300,521	14,503,143
Odyssey Marine Exploration, Inc. (a)(d)	46,227	63,793
On Assignment, Inc. (a)	52,146	1,838,147
Pendrell Corp. (a)	150,288	241,964
RCM Technologies, Inc. (a)	9,908	63,609
Resources Connection, Inc.	43,312	537,069
Robert Half International, Inc.	170,458	7,771,180
RPX Corp. (a)	42,529	691,096
Spherix, Inc. (a)	11	21
Towers Watson & Co.	75,492	8,493,605
TrueBlue, Inc. (a)	38,883	1,058,006
Verisk Analytics, Inc. (a)	175,777	10,404,241
VSE Corp.	1,834	113,543
WageWorks, Inc. (a)	36,355	1,471,650
		97,376,104
Road & Rail - 1.0%
AMERCO	7,919	2,186,436
ArcBest Corp.	25,682	1,098,419
Avis Budget Group, Inc. (a)(d)	135,454	7,752,032
Celadon Group, Inc.	62,978	1,471,166
Con-way, Inc.	72,845	3,366,167
Covenant Transport Group, Inc. Class A (a)	9,633	102,495
CSX Corp.	1,150,852	33,835,049
Genesee & Wyoming, Inc. Class A (a)	61,185	5,956,360
Heartland Express, Inc.	52,772	1,141,195
Hertz Global Holdings, Inc. (a)	516,883	15,258,386
J.B. Hunt Transport Services, Inc.	118,822	9,227,717
Kansas City Southern	128,278	13,792,451
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Knight Transportation, Inc.	54,848	$ 1,336,646
Landstar System, Inc.	49,655	3,224,099
Marten Transport Ltd.	31,198	751,560
Norfolk Southern Corp.	357,273	35,995,255
Old Dominion Freight Lines, Inc. (a)	86,916	5,559,147
Patriot Transportation Holding, Inc. (a)	1,312	44,569
Providence & Worcester Railroad Co.	4,631	80,996
Quality Distribution, Inc. (a)	25,189	362,470
Roadrunner Transportation Systems, Inc. (a)	23,847	622,884
Ryder System, Inc.	50,983	4,424,815
Saia, Inc. (a)	26,740	1,165,329
Swift Transporation Co. (a)(d)	119,320	2,954,363
U.S.A. Truck, Inc. (a)	1,841	31,113
Union Pacific Corp.	523,329	104,283,770
Universal Truckload Services, Inc.	6,117	148,582
Werner Enterprises, Inc. (d)	41,229	1,088,446
YRC Worldwide, Inc. (a)(d)	30,006	671,834
		257,933,751
Trading Companies & Distributors - 0.4%
Aceto Corp.	32,506	566,580
AeroCentury Corp. (a)(d)	688	10,843
Air Lease Corp. Class A	121,471	5,011,893
Aircastle Ltd.	65,692	1,102,312
Applied Industrial Technologies, Inc.	52,950	2,521,479
Beacon Roofing Supply, Inc. (a)	65,628	2,264,166
BlueLinx Corp. (a)(d)	23,385	30,401
CAI International, Inc. (a)(d)	15,310	340,341
DXP Enterprises, Inc. (a)	10,800	751,356
Essex Rental Corp. (a)	16,688	43,055
Fastenal Co. (d)	311,527	15,186,941
GATX Corp.	53,842	3,545,496
H&E Equipment Services, Inc. (a)	32,737	1,134,337
HD Supply Holdings, Inc. (a)	110,187	2,894,612
Houston Wire & Cable Co.	15,647	185,417
Kaman Corp.	26,535	1,128,534
Lawson Products, Inc. (a)	4,764	78,130
MRC Global, Inc. (a)	114,871	3,307,136
MSC Industrial Direct Co., Inc. Class A	57,280	5,268,042
Rush Enterprises, Inc. Class A (a)(d)	31,753	1,053,565
Stock Building Supply Holdings, Inc.	16,419	314,260
TAL International Group, Inc.	41,028	1,797,847
Textainer Group Holdings Ltd. (d)	21,722	841,510
Titan Machinery, Inc. (a)(d)	17,235	301,785
United Rentals, Inc. (a)(d)	103,672	10,476,056
W.W. Grainger, Inc.	70,526	18,221,803
Watsco, Inc.	30,156	3,034,598
WESCO International, Inc. (a)(d)	60,754	5,189,607
Willis Lease Finance Corp. (a)	2,006	36,870
		86,638,972

	Shares	Value
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	$ 860,774
TOTAL INDUSTRIALS		2,849,859,118
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.7%
ADTRAN, Inc.	58,980	1,323,511
Alliance Fiber Optic Products, Inc. (d)	19,146	388,281
Ambient Corp. (a)	1,932	2,299
Applied Optoelectronics, Inc.	10,558	226,047
Arris Group, Inc. (a)	139,734	4,626,593
Aruba Networks, Inc. (a)(d)	133,375	2,469,438
Aviat Networks, Inc. (a)	66,605	70,601
Bel Fuse, Inc. Class B (non-vtg.)	7,032	192,958
Black Box Corp.	16,753	408,271
Blonder Tongue Laboratories, Inc. (a)	3,352	2,916
Brocade Communications Systems, Inc.	517,605	4,720,558
CalAmp Corp. (a)(d)	30,277	578,291
Calix Networks, Inc. (a)	25,252	206,056
Ciena Corp. (a)(d)	106,654	2,069,088
Cisco Systems, Inc.	5,940,531	146,255,873
Clearfield, Inc. (a)	10,596	180,132
CommScope Holding Co., Inc.	77,040	2,036,938
Communications Systems, Inc.	4,311	48,930
Comtech Telecommunications Corp.	22,438	733,049
Digi International, Inc. (a)	21,456	190,744
EchoStar Holding Corp. Class A (a)	54,964	2,807,011
EMCORE Corp. (a)(d)	29,659	126,644
Emulex Corp. (a)	91,750	491,780
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	400,221
F5 Networks, Inc. (a)(d)	87,451	9,492,806
Finisar Corp. (a)(d)	110,449	2,623,164
Harmonic, Inc. (a)	107,478	778,141
Harris Corp.	115,971	8,958,760
Infinera Corp. (a)(d)	140,398	1,277,622
InterDigital, Inc. (d)	54,293	2,062,591
Interphase Corp. (a)	10,718	59,699
Ixia (a)	83,745	973,117
JDS Uniphase Corp. (a)	268,467	2,945,083
Juniper Networks, Inc. (a)	570,419	13,952,449
KVH Industries, Inc. (a)	23,641	321,045
Lantronix, Inc. (a)	71	141
Meru Networks, Inc. (a)(d)	20,865	74,697
Motorola Solutions, Inc.	268,206	18,082,449
NETGEAR, Inc. (a)(d)	37,791	1,242,190
Novatel Wireless, Inc. (a)	27,517	46,504
NumereX Corp. Class A (a)(d)	13,747	155,479
Oclaro, Inc. (a)(d)	126,427	268,025
Oplink Communications, Inc. (a)	15,273	257,503
Optical Cable Corp.	564	2,047
Palo Alto Networks, Inc. (a)	52,358	3,922,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Parkervision, Inc. (a)(d)	100,275	$ 490,345
PC-Tel, Inc.	2,259	15,813
Plantronics, Inc.	53,885	2,443,146
Polycom, Inc. (a)	189,613	2,417,566
Procera Networks, Inc. (a)(d)	21,122	204,250
QUALCOMM, Inc.	1,947,991	156,715,876
Relm Wireless Corp. (a)	9,436	36,225
Riverbed Technology, Inc. (a)(d)	188,588	3,832,108
Ruckus Wireless, Inc. (a)(d)	70,783	764,456
ShoreTel, Inc. (a)	56,073	390,268
Sonus Networks, Inc. (a)	287,303	1,054,402
Tessco Technologies, Inc.	4,838	147,607
Ubiquiti Networks, Inc. (a)(d)	20,342	711,156
ViaSat, Inc. (a)(d)	47,347	2,567,628
Westell Technologies, Inc. Class A (a)	75,979	186,908
Zhone Technologies, Inc. (a)(d)	5,862	18,172
Zoom Technologies, Inc. (a)	3,134	8,932
		410,056,738
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	2,409
Aeroflex Holding Corp. (a)	11,165	117,009
Agilysys, Inc. (a)	38,149	553,542
Amphenol Corp. Class A	185,566	17,777,223
Anixter International, Inc.	33,416	3,441,848
Arrow Electronics, Inc. (a)	128,186	7,396,332
Avnet, Inc.	154,170	6,717,187
AVX Corp.	71,883	968,983
Badger Meter, Inc.	35,716	1,769,013
Belden, Inc.	50,406	3,628,728
Benchmark Electronics, Inc. (a)	50,023	1,160,033
CDW Corp.	100,578	2,957,999
Checkpoint Systems, Inc. (a)	41,082	534,066
ClearSign Combustion Corp. (a)(d)	7,019	62,469
Cognex Corp. (a)	109,040	3,925,440
Coherent, Inc. (a)	29,619	1,776,548
Control4 Corp. (d)	4,856	82,406
Corning, Inc.	1,506,355	32,085,362
CTS Corp.	43,658	764,452
CUI Global, Inc. (a)	26,608	220,846
Daktronics, Inc.	32,196	399,552
Dolby Laboratories, Inc. Class A (a)(d)	54,035	2,244,614
DTS, Inc. (a)(d)	19,732	357,347
Echelon Corp. (a)	32,190	83,372
Electro Rent Corp.	12,184	196,772
Electro Scientific Industries, Inc.	21,640	157,756
eMagin Corp. (a)	5,084	13,930
Fabrinet (a)	24,522	466,408
FARO Technologies, Inc. (a)	18,648	792,913
FEI Co.	46,062	3,843,874
FLIR Systems, Inc.	171,079	5,972,368
Frequency Electronics, Inc. (a)	430	4,816

	Shares	Value
Giga-Tronics, Inc. (a)	2,579	$ 3,121
GSI Group, Inc. (a)	22,768	275,948
I. D. Systems Inc. (a)	6,071	25,377
Identive Group, Inc. (a)	10,618	76,025
IEC Electronics Corp. (a)	86	387
II-VI, Inc. (a)	56,117	755,335
Ingram Micro, Inc. Class A (a)	191,225	5,310,318
Insight Enterprises, Inc. (a)	39,665	1,078,095
Intelli-Check, Inc. (a)(d)	4,366	3,557
InvenSense, Inc. (a)(d)	57,254	1,105,002
IPG Photonics Corp. (a)	46,113	2,909,730
Iteris, Inc. (a)	1,032	1,806
Itron, Inc. (a)(d)	49,438	1,900,891
Jabil Circuit, Inc.	217,842	4,099,786
KEMET Corp. (a)	34,374	204,525
KEY Tronic Corp. (a)	6,483	68,785
Knowles Corp. (a)	93,897	2,648,834
LightPath Technologies, Inc. Class A (a)	376	515
Littelfuse, Inc.	24,950	2,187,117
LoJack Corp. (a)	24,621	133,938
LRAD Corp. (a)	56,581	115,991
Maxwell Technologies, Inc. (a)(d)	38,769	673,030
Measurement Specialties, Inc. (a)	15,282	970,865
Mercury Systems, Inc. (a)	42,608	499,366
Mesa Laboratories, Inc.	2,184	174,764
Methode Electronics, Inc. Class A	42,247	1,315,994
MicroVision, Inc. (a)(d)	33,140	63,629
MOCON, Inc.	2,209	33,444
MTS Systems Corp.	16,730	1,107,526
Multi-Fineline Electronix, Inc. (a)	10,240	105,882
National Instruments Corp.	115,875	3,318,660
Neonode, Inc. (a)(d)	33,197	117,185
NetList, Inc. (a)(d)	104,599	130,749
Newport Corp. (a)	41,609	771,015
OSI Systems, Inc. (a)	22,707	1,293,164
Park Electrochemical Corp.	16,314	438,194
PC Connection, Inc.	12,636	264,471
PC Mall, Inc. (a)	4,077	40,607
Perceptron, Inc.	13,154	150,087
Planar Systems, Inc. (a)	2,277	5,123
Plexus Corp. (a)	33,577	1,402,176
Pulse Electronics Corp. (a)	5,013	14,437
RadiSys Corp. (a)	9,220	30,057
RealD, Inc. (a)(d)	53,542	636,614
Research Frontiers, Inc. (a)(d)	16,855	99,445
RF Industries Ltd.	5,778	32,241
Richardson Electronics Ltd.	23,707	241,337
Rofin-Sinar Technologies, Inc. (a)	27,521	639,588
Rogers Corp. (a)	16,870	1,050,326
Sanmina Corp. (a)	105,831	2,153,661
ScanSource, Inc. (a)	30,626	1,136,225
Speed Commerce, Inc. (a)(d)	43,920	158,551
SYNNEX Corp. (a)	30,841	2,038,899
TE Connectivity Ltd.	471,275	28,022,012
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tech Data Corp. (a)	39,838	$ 2,370,759
Trimble Navigation Ltd. (a)(d)	301,758	10,884,411
TTM Technologies, Inc. (a)	53,211	399,083
Uni-Pixel, Inc. (a)(d)	12,876	67,599
Universal Display Corp. (a)(d)	48,773	1,275,902
Viasystems Group, Inc. (a)	4,710	48,890
Vishay Intertechnology, Inc.	163,262	2,435,869
Vishay Precision Group, Inc. (a)	9,596	155,167
Wayside Technology Group, Inc.	1,232	20,217
Wireless Telecom Group, Inc. (a)	11,200	27,440
Zebra Technologies Corp. Class A (a)	57,315	4,258,505
Zygo Corp. (a)	11,158	214,457
		194,668,323
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	208,821	11,347,333
Angie's List, Inc. (a)	39,732	423,146
AOL, Inc. (a)	89,529	3,248,112
Autobytel, Inc. (a)	9,434	122,642
Bankrate, Inc. (a)	70,274	1,064,651
Bazaarvoice, Inc. (a)(d)	59,368	390,641
Benefitfocus, Inc. (d)	9,816	363,585
Blucora, Inc. (a)(d)	40,993	777,637
Brightcove, Inc. (a)(d)	25,472	241,220
BroadVision, Inc. (a)	490	4,699
Carbonite, Inc. (a)	9,443	105,384
Care.com, Inc. (d)	8,431	90,549
ChannelAdvisor Corp. (a)	9,463	196,263
comScore, Inc. (a)	35,536	1,109,789
Constant Contact, Inc. (a)	30,835	910,866
Conversant, Inc. (a)(d)	68,992	1,626,831
Cornerstone OnDemand, Inc. (a)(d)	56,736	2,280,220
CoStar Group, Inc. (a)	32,267	5,115,933
Crexendo, Inc. (a)	6,585	20,414
Cvent, Inc. (d)	18,057	451,786
Daegis, Inc. (a)	3,645	4,593
DealerTrack Holdings, Inc. (a)	52,765	2,095,298
Demand Media, Inc. (a)	42,676	196,310
Demandware, Inc. (a)(d)	37,767	2,299,633
Dice Holdings, Inc. (a)(d)	50,678	357,787
Digital River, Inc. (a)	35,934	565,601
E2open, Inc. (a)(d)	21,618	380,044
EarthLink Holdings Corp.	136,356	496,336
eBay, Inc. (a)	1,345,572	68,260,868
eGain Communications Corp. (a)(d)	8,558	56,226
Endurance International Group Holdings, Inc. (d)	22,941	299,380
Envestnet, Inc. (a)	31,274	1,267,848
Equinix, Inc. (a)	57,542	11,436,473
Facebook, Inc. Class A (a)	1,971,114	124,771,516
Global Eagle Entertainment, Inc. (a)(d)	63,441	706,098
GlowPoint, Inc. (a)	18,770	28,155

	Shares	Value
Gogo, Inc. (d)	13,710	$ 248,014
Google, Inc.:
Class A (a)	329,251	188,216,334
Class C (a)	322,448	180,886,879
IAC/InterActiveCorp	87,877	5,818,336
Internap Network Services Corp. (a)	49,823	356,733
IntraLinks Holdings, Inc. (a)	36,458	317,549
Inuvo, Inc. (a)	9,640	8,194
iPass, Inc. (a)	33,662	43,424
j2 Global, Inc. (d)	55,909	2,647,850
Limelight Networks, Inc. (a)	33,081	72,117
LinkedIn Corp. (a)	111,596	17,865,404
Liquidity Services, Inc. (a)(d)	37,923	583,256
LivePerson, Inc. (a)	55,381	527,227
Local Corp. (a)(d)	28,399	49,698
LogMeIn, Inc. (a)	22,955	977,194
Marchex, Inc. Class B	28,685	296,316
Marin Software, Inc. (a)(d)	7,083	70,830
Marketo, Inc. (d)	21,521	498,857
Mediabistro, Inc. (a)	147	132
MeetMe, Inc. (a)(d)	18,724	38,384
Millennial Media, Inc. (a)(d)	34,415	138,348
Monster Worldwide, Inc. (a)	97,552	552,144
Move, Inc. (a)	35,516	464,549
NIC, Inc.	78,994	1,308,931
OpenTable, Inc. (a)(d)	23,366	1,583,047
Pandora Media, Inc. (a)(d)	184,344	4,521,958
Perficient, Inc. (a)	34,438	607,486
QuinStreet, Inc. (a)	17,620	97,967
Rackspace Hosting, Inc. (a)	132,627	4,839,559
RealNetworks, Inc. (a)	28,670	220,472
Rocket Fuel, Inc. (d)	8,626	215,650
SciQuest, Inc. (a)(d)	28,158	476,715
Selectica, Inc. (a)	552	3,329
Shutterstock, Inc. (a)(d)	10,696	695,668
Spark Networks, Inc. (a)(d)	16,620	75,953
SPS Commerce, Inc. (a)	19,140	1,088,875
Stamps.com, Inc. (a)	18,614	601,604
Support.com, Inc. (a)	117,655	270,607
Synacor, Inc. (a)	20,037	45,484
TechTarget, Inc. (a)	1,217	9,687
Textura Corp. (d)	17,853	373,663
TheStreet.com, Inc.	3,696	9,573
Travelzoo, Inc. (a)	5,383	103,623
Tremor Video, Inc. (d)	9,207	37,749
Trulia, Inc. (a)(d)	42,135	1,628,518
Twitter, Inc. (d)	86,815	2,816,279
United Online, Inc.	10,283	112,290
Unwired Planet, Inc. (d)	100,320	216,691
VeriSign, Inc. (a)(d)	144,977	7,260,448
Vocus, Inc. (a)	23,379	420,354
Web.com Group, Inc. (a)(d)	64,573	2,223,894
WebMD Health Corp. (a)(d)	44,803	1,917,568
XO Group, Inc. (a)	29,832	339,786
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Xoom Corp. (a)(d)	19,461	$ 432,034
Yahoo!, Inc. (a)	1,082,501	37,508,660
Yelp, Inc. (a)(d)	64,200	4,246,830
YuMe, Inc. (d)	6,211	32,608
Zillow, Inc. (a)(d)	26,948	3,180,403
Zix Corp. (a)	43,773	144,451
		723,460,050
IT Services - 3.2%
Accenture PLC Class A	732,453	59,658,297
Acxiom Corp. (a)	91,117	2,071,089
Alliance Data Systems Corp. (a)(d)	60,459	15,480,527
Amdocs Ltd.	195,710	9,417,565
Automatic Data Processing, Inc.	560,035	44,623,589
Blackhawk Network Holdings, Inc. (a)	10,875	270,135
Blackhawk Network Holdings, Inc. (a)	47,004	1,153,008
Booz Allen Hamilton Holding Corp. Class A	80,553	1,782,638
Broadridge Financial Solutions, Inc.	126,853	5,203,510
CACI International, Inc. Class A (a)	20,462	1,460,987
Cardtronics, Inc. (a)	44,777	1,297,637
Cass Information Systems, Inc.	8,032	404,973
Ciber, Inc. (a)	53,912	250,691
Cognizant Technology Solutions Corp. Class A (a)	704,394	34,240,592
Computer Sciences Corp.	174,620	10,981,852
Computer Task Group, Inc.	11,646	180,746
Convergys Corp.	123,097	2,685,977
CoreLogic, Inc. (a)	113,020	3,224,461
CSG Systems International, Inc.	47,456	1,246,669
CSP, Inc.	3,696	24,726
Datalink Corp. (a)	21,583	200,290
DST Systems, Inc.	40,007	3,646,638
Edgewater Technology, Inc. (a)	2,875	22,253
EPAM Systems, Inc. (a)	32,476	1,366,265
Euronet Worldwide, Inc. (a)	64,215	3,027,095
EVERTEC, Inc.	73,649	1,760,948
ExlService Holdings, Inc. (a)	29,161	826,423
Fidelity National Information Services, Inc.	329,470	17,840,801
Fiserv, Inc. (a)	303,216	18,226,314
FleetCor Technologies, Inc. (a)	84,060	10,626,025
Forrester Research, Inc.	14,844	561,400
Gartner, Inc. Class A (a)(d)	108,666	7,725,066
Genpact Ltd. (a)	190,854	3,215,890
Global Cash Access Holdings, Inc. (a)	85,750	763,175
Global Payments, Inc.	86,730	5,946,209
Hackett Group, Inc.	12,619	76,976
Heartland Payment Systems, Inc.	51,995	2,155,193
Higher One Holdings, Inc. (a)	26,817	100,832
IBM Corp.	1,129,189	208,177,284
iGATE Corp. (a)	38,740	1,350,864

	Shares	Value
Information Services Group, Inc. (a)	18,000	$ 92,340
Innodata, Inc. (a)	14,010	45,533
Jack Henry & Associates, Inc.	97,558	5,657,388
Leidos Holdings, Inc.	88,093	3,360,748
Lionbridge Technologies, Inc. (a)	69,212	389,664
ManTech International Corp. Class A	23,021	678,889
MasterCard, Inc. Class A	1,173,111	89,684,336
Mattersight Corp. (a)	4,307	21,836
Maximus, Inc.	80,539	3,598,483
ModusLink Global Solutions, Inc. (a)(d)	31,030	112,018
MoneyGram International, Inc. (a)	66,937	882,230
NCI, Inc. Class A (a)	12,261	117,460
Neustar, Inc. Class A (a)(d)	66,766	1,870,783
Paychex, Inc.	360,083	14,803,012
PFSweb, Inc. (a)	1,815	14,937
Planet Payment, Inc. (a)	40,113	113,119
PRG-Schultz International, Inc. (a)	36,569	233,310
Sapient Corp. (a)	136,229	2,240,967
Science Applications International Corp.	56,960	2,206,061
ServiceSource International, Inc. (a)(d)	52,332	238,111
StarTek, Inc. (a)	2,150	15,480
Sykes Enterprises, Inc. (a)	37,324	753,198
Syntel, Inc. (a)	20,991	1,698,172
Teletech Holdings, Inc. (a)	19,293	508,949
Teradata Corp. (a)(d)	183,403	7,701,092
The Management Network Group, Inc. (a)	206	867
The Western Union Co.	621,408	10,048,167
Total System Services, Inc.	192,803	5,834,219
Unisys Corp. (a)	58,445	1,371,704
Vantiv, Inc. (a)	152,367	4,721,853
VeriFone Systems, Inc. (a)	124,808	4,094,950
Virtusa Corp. (a)	35,863	1,226,873
Visa, Inc. Class A	583,397	125,331,178
WEX, Inc. (a)	45,780	4,408,156
WidePoint Corp. (a)(d)	71,654	113,930
Xerox Corp.	1,318,733	16,286,353
		793,751,976
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	37,951	742,701
Advanced Micro Devices, Inc. (a)(d)	718,505	2,874,020
AEHR Test Systems (a)	3,126	7,065
Aetrium, Inc. (a)	206	1,022
Altera Corp.	377,370	12,502,268
Amkor Technology, Inc. (a)	161,169	1,629,419
Amtech Systems, Inc. (a)	12,381	122,324
ANADIGICS, Inc. (a)(d)	109,969	118,767
Analog Devices, Inc.	354,768	18,582,748
Applied Materials, Inc.	1,380,412	27,870,518
Applied Micro Circuits Corp. (a)(d)	98,689	888,201
Atmel Corp. (a)	480,018	4,022,551
Audience, Inc. (a)(d)	9,607	119,223
Avago Technologies Ltd.	283,993	20,069,785
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Axcelis Technologies, Inc. (a)	123,333	$ 231,866
AXT, Inc. (a)	31,515	69,333
Broadcom Corp. Class A	629,954	20,076,634
Brooks Automation, Inc.	71,516	694,420
BTU International, Inc. (a)	4,067	10,493
Cabot Microelectronics Corp. (a)(d)	30,653	1,318,999
Cavium, Inc. (a)(d)	71,032	3,479,147
Ceva, Inc. (a)(d)	20,686	323,736
Cirrus Logic, Inc. (a)(d)	72,356	1,601,238
Cohu, Inc.	20,738	223,141
Cree, Inc. (a)(d)	141,296	6,799,164
CVD Equipment Corp. (a)(d)	24,298	308,828
Cypress Semiconductor Corp. (d)	200,786	2,058,057
Diodes, Inc. (a)	35,635	986,020
DSP Group, Inc. (a)	34,788	291,871
Entegris, Inc. (a)	165,433	1,897,517
Entropic Communications, Inc. (a)(d)	130,146	428,180
Exar Corp. (a)	56,777	617,734
Fairchild Semiconductor International, Inc. (a)(d)	143,511	2,105,306
First Solar, Inc. (a)	80,138	4,950,926
FormFactor, Inc. (a)	44,109	320,231
Freescale Semiconductor, Inc. (a)(d)	111,612	2,476,670
GigOptix, Inc. (a)	17,428	25,445
GSI Technology, Inc. (a)	7,703	43,368
GT Advanced Technologies, Inc. (a)(d)	153,295	2,584,554
Hittite Microwave Corp.	37,699	2,216,701
Ikanos Communications, Inc. (a)	35,040	16,434
Inphi Corp. (a)	23,714	357,133
Integrated Device Technology, Inc. (a)	149,111	1,983,176
Integrated Silicon Solution, Inc. (a)	27,085	380,273
Intel Corp.	5,730,923	156,568,816
Intermolecular, Inc. (a)(d)	6,975	17,019
International Rectifier Corp. (a)(d)	83,741	2,245,934
Intersil Corp. Class A	155,240	2,184,227
Intest Corp. (a)	2,175	8,548
IXYS Corp.	38,644	437,064
KLA-Tencor Corp.	196,151	12,851,814
Kopin Corp. (a)	49,853	158,533
Kulicke & Soffa Industries, Inc. (a)	82,587	1,163,651
Lam Research Corp.	188,211	11,676,610
Lattice Semiconductor Corp. (a)	136,230	1,077,579
Linear Technology Corp.	269,546	12,442,243
M/A-COM Technology Solutions, Inc. (a)	10,000	182,900
Marvell Technology Group Ltd.	465,712	7,251,136
Mattson Technology, Inc. (a)	72,551	153,808
Maxim Integrated Products, Inc.	328,016	11,234,548
MaxLinear, Inc. Class A (a)	44,771	423,534
Micrel, Inc.	33,398	355,689
Microchip Technology, Inc. (d)	233,921	11,134,640
Micron Technology, Inc. (a)	1,215,227	34,743,340

	Shares	Value
Microsemi Corp. (a)	100,802	$ 2,452,513
MKS Instruments, Inc.	68,909	1,988,025
Monolithic Power Systems, Inc. (a)	35,284	1,386,308
MoSys, Inc. (a)(d)	60,423	200,604
Nanometrics, Inc. (a)(d)	28,664	491,874
NeoPhotonics Corp. (a)	16,785	78,218
NVE Corp. (a)	6,043	321,306
NVIDIA Corp.	631,690	12,002,110
Omnivision Technologies, Inc. (a)(d)	72,480	1,629,350
ON Semiconductor Corp. (a)	539,501	4,688,264
PDF Solutions, Inc. (a)	22,154	441,308
Peregrine Semiconductor Corp. (a)(d)	21,553	137,508
Pericom Semiconductor Corp. (a)	17,514	156,400
Photronics, Inc. (a)	74,723	656,815
Pixelworks, Inc. (a)(d)	22,798	141,804
PLX Technology, Inc. (a)	44,805	258,525
PMC-Sierra, Inc. (a)	199,312	1,409,136
Power Integrations, Inc.	37,256	1,873,604
QuickLogic Corp. (a)(d)	61,486	261,930
Rambus, Inc. (a)	118,235	1,430,644
RF Micro Devices, Inc. (a)(d)	315,164	2,965,693
Rubicon Technology, Inc. (a)	25,049	212,666
Rudolph Technologies, Inc. (a)	29,614	280,741
Semtech Corp. (a)	76,311	1,979,507
Sigma Designs, Inc. (a)	22,818	78,494
Silicon Image, Inc. (a)	84,424	441,538
Silicon Laboratories, Inc. (a)	47,316	2,134,898
Skyworks Solutions, Inc.	219,186	9,492,946
Spansion, Inc. Class A (a)	45,268	862,355
STR Holdings, Inc. (a)	37,233	51,009
SunEdison, Inc. (a)(d)	278,643	5,486,481
SunPower Corp. (a)(d)	49,218	1,640,928
Synaptics, Inc. (a)(d)	40,669	2,768,746
Teradyne, Inc.	265,875	4,732,575
Tessera Technologies, Inc.	64,088	1,441,339
Texas Instruments, Inc.	1,249,882	58,719,456
TriQuint Semiconductor, Inc. (a)	199,172	3,099,116
Ultra Clean Holdings, Inc. (a)	31,064	257,210
Ultratech, Inc. (a)(d)	31,408	797,135
Veeco Instruments, Inc. (a)(d)	53,983	1,798,714
Vitesse Semiconductor Corp. (a)	75,820	285,083
Xcerra Corp. (a)	48,731	470,254
Xilinx, Inc.	308,585	14,491,152
		561,233,122
Software - 3.5%
ACI Worldwide, Inc. (a)(d)	49,960	2,713,328
Activision Blizzard, Inc.	554,077	11,513,720
Actuate Corp. (a)	42,170	196,934
Adobe Systems, Inc. (a)	537,692	34,702,642
Advent Software, Inc.	46,269	1,400,100
American Software, Inc. Class A	10,878	104,538
ANSYS, Inc. (a)	112,596	8,270,176
Aspen Technology, Inc. (a)	119,658	5,144,097
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	253,631	$ 13,282,655
Barracuda Networks, Inc. (d)	9,965	293,868
Blackbaud, Inc.	47,578	1,629,547
Bottomline Technologies, Inc. (a)(d)	44,605	1,285,516
BroadSoft, Inc. (a)(d)	26,590	573,546
BSQUARE Corp. (a)	11,182	38,802
CA Technologies, Inc.	387,234	11,109,743
Cadence Design Systems, Inc. (a)(d)	338,143	5,643,607
Callidus Software, Inc. (a)(d)	32,625	342,889
Cinedigm Corp. (a)	56,149	137,004
Citrix Systems, Inc. (a)(d)	209,768	12,999,323
CommVault Systems, Inc. (a)	50,590	2,474,863
Compuware Corp.	283,511	2,806,759
Comverse, Inc. (a)	23,221	574,720
Concur Technologies, Inc. (a)(d)	54,717	4,671,190
Cyan, Inc. (d)	8,834	32,774
Datawatch Corp. (a)(d)	9,730	147,020
Digimarc Corp.	6,216	198,042
Document Security Systems, Inc. (a)(d)	19,824	27,555
Ebix, Inc. (d)	31,393	490,987
Electronic Arts, Inc. (a)	359,966	12,645,606
Ellie Mae, Inc. (a)(d)	31,804	885,741
Envivio, Inc. (a)	6,801	15,098
EPIQ Systems, Inc.	38,746	467,277
ePlus, Inc. (a)	7,158	405,930
Evolving Systems, Inc.	4,973	40,480
FactSet Research Systems, Inc.	53,360	5,716,990
Fair Isaac Corp.	37,437	2,205,039
FalconStor Software, Inc. (a)	37,427	58,012
FireEye, Inc. (d)	33,593	1,104,202
Fortinet, Inc. (a)	146,518	3,292,259
Gigamon, Inc. (a)(d)	13,202	224,566
Glu Mobile, Inc. (a)(d)	98,358	357,531
GSE Systems, Inc. (a)	388	660
Guidance Software, Inc. (a)(d)	13,894	133,382
Guidewire Software, Inc. (a)(d)	70,818	2,674,796
Imperva, Inc. (a)	22,847	477,045
Infoblox, Inc. (a)	50,781	658,122
Informatica Corp. (a)	135,700	4,965,263
Interactive Intelligence Group, Inc. (a)	16,038	812,966
Intuit, Inc.	324,913	25,762,352
Jive Software, Inc. (a)(d)	30,754	246,032
Liquid Holdings Group, Inc.	3,912	5,790
Majesco Entertainment Co. (a)	19,952	6,646
Mandalay Digital Group, Inc. (a)(d)	41,910	154,229
Manhattan Associates, Inc. (a)	82,280	2,670,809
Mentor Graphics Corp.	118,491	2,510,824
MICROS Systems, Inc. (a)	83,538	4,462,600
Microsoft Corp.	8,717,910	356,911,235
MicroStrategy, Inc. Class A (a)	12,438	1,755,251
Mitek Systems, Inc. (a)(d)	15,896	51,821

	Shares	Value
Model N, Inc. (a)(d)	6,345	$ 70,176
Monotype Imaging Holdings, Inc.	41,411	1,066,333
NetScout Systems, Inc. (a)	39,020	1,516,707
NetSol Technologies, Inc. (a)(d)	10,165	39,847
NetSuite, Inc. (a)(d)	37,824	3,044,454
Nuance Communications, Inc. (a)(d)	295,143	4,776,889
Oracle Corp.	3,999,366	168,053,359
Parametric Technology Corp. (a)	128,240	4,719,232
Park City Group, Inc. (a)(d)	12,676	154,140
Peerless Systems Corp. (a)	172	602
Pegasystems, Inc.	44,128	937,279
Progress Software Corp. (a)	56,172	1,220,056
Proofpoint, Inc. (a)(d)	24,372	777,954
PROS Holdings, Inc. (a)	23,721	545,583
QAD, Inc. Class B	4,298	77,880
Qlik Technologies, Inc. (a)	106,112	2,303,692
Qualys, Inc. (a)(d)	15,390	363,820
Rally Software Development Corp. (a)(d)	9,834	128,432
RealPage, Inc. (a)(d)	66,111	1,402,214
Red Hat, Inc. (a)	217,463	10,899,246
Rosetta Stone, Inc. (a)	8,315	81,820
Rovi Corp. (a)	119,303	2,883,554
salesforce.com, Inc. (a)	650,444	34,232,868
SeaChange International, Inc. (a)	17,668	169,259
ServiceNow, Inc. (a)(d)	114,859	6,008,274
Silver Spring Networks, Inc. (a)(d)	4,334	52,658
Smith Micro Software, Inc. (a)	41,455	33,164
SolarWinds, Inc. (a)	71,945	2,812,330
Solera Holdings, Inc.	82,773	5,400,938
Sonic Foundry, Inc. (a)	155	1,579
Splunk, Inc. (a)	99,025	4,145,187
SS&C Technologies Holdings, Inc. (a)	79,064	3,372,080
Symantec Corp.	799,099	17,572,187
Synchronoss Technologies, Inc. (a)(d)	41,067	1,303,877
Synopsys, Inc. (a)	184,472	7,100,327
Tableau Software, Inc. (d)	37,987	2,204,765
Take-Two Interactive Software, Inc. (a)	106,405	2,195,135
Tangoe, Inc. (a)(d)	45,871	686,230
TeleCommunication Systems, Inc. Class A (a)	49,377	156,525
TeleNav, Inc. (a)	12,035	67,276
TIBCO Software, Inc. (a)	175,849	3,782,512
TiVo, Inc. (a)	121,206	1,442,351
Tyler Technologies, Inc. (a)	36,178	2,826,587
Ultimate Software Group, Inc. (a)(d)	32,943	4,188,044
Varonis Systems, Inc. (d)	4,007	98,131
Vasco Data Security International, Inc. (a)	30,246	337,243
Verint Systems, Inc. (a)	68,085	3,154,378
VirnetX Holding Corp. (a)(d)	42,196	666,275
VMware, Inc. Class A (a)(d)	97,762	9,434,033
Voltari Corp. (a)(d)	4,240	10,261
Vringo, Inc. (a)(d)	98,619	324,457
Wave Systems Corp. Class A (a)	27,069	50,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)(d)	38,916	$ 3,049,847
Zynga, Inc. (a)(d)	774,475	2,671,939
		879,099,375
Technology Hardware, Storage & Peripherals - 3.6%
3D Systems Corp. (a)(d)	111,372	5,640,992
Apple, Inc.	1,029,600	651,736,760
Astro-Med, Inc.	4,606	65,820
Concurrent Computer Corp.	6,675	53,467
Cray, Inc. (a)(d)	45,237	1,268,445
Crossroads Systems, Inc. (a)(d)	9,071	22,315
Dataram Corp. (a)	556	1,473
Diebold, Inc.	89,599	3,362,650
Dot Hill Systems Corp. (a)	109,713	470,669
Electronics for Imaging, Inc. (a)	55,580	2,261,550
EMC Corp.	2,323,274	61,706,157
Fusion-io, Inc. (a)(d)	99,991	798,928
Hewlett-Packard Co.	2,180,887	73,059,715
Hutchinson Technology, Inc. (a)	41,790	87,341
Imation Corp. (a)	19,750	67,743
Immersion Corp. (a)	59,681	645,152
Intevac, Inc. (a)	17,689	130,368
Lexmark International, Inc. Class A (d)	71,862	3,132,465
NCR Corp. (a)	203,607	6,649,805
NetApp, Inc.	387,745	14,350,442
Nimble Storage, Inc. (d)	9,111	231,146
Overland Storage, Inc. (a)	1,017	3,926
QLogic Corp. (a)	107,276	1,066,323
Quantum Corp. (a)(d)	267,446	304,888
Qumu Corp. (a)	6,017	91,759
SanDisk Corp.	257,990	24,929,574
Scan-Optics, Inc. (a)	300	0
Seagate Technology	376,195	20,212,957
Silicon Graphics International Corp. (a)(d)	32,579	287,673
Super Micro Computer, Inc. (a)	48,860	1,050,490
Transact Technologies, Inc.	3,411	35,065
U.S.A. Technologies, Inc. (a)	38,549	81,724
Video Display Corp. (a)	2,957	9,729
Western Digital Corp.	240,433	21,122,039
Xplore Technologies Corp. (a)	2,067	12,443
		894,951,993
TOTAL INFORMATION TECHNOLOGY		4,457,221,577
MATERIALS - 3.9%
Chemicals - 2.6%
A. Schulman, Inc.	30,292	1,066,581
Advanced Emissions Solutions, Inc. (a)	28,418	665,265
Air Products & Chemicals, Inc.	242,724	29,119,598
Airgas, Inc.	78,679	8,365,151

	Shares	Value
Albemarle Corp.	94,402	$ 6,531,674
American Vanguard Corp. (d)	23,997	365,234
Arabian American Development Co. (a)	28,770	300,647
Ashland, Inc.	82,040	8,450,120
Axiall Corp.	81,160	3,750,404
Balchem Corp.	36,929	2,036,265
Cabot Corp.	67,007	3,789,246
Calgon Carbon Corp. (a)	83,129	1,783,117
Celanese Corp. Class A	183,332	11,494,916
CF Industries Holdings, Inc.	64,252	15,633,154
Chase Corp.	3,188	97,362
Chemtura Corp. (a)	110,727	2,765,960
Clean Diesel Technologies, Inc. (a)(d)	42,378	104,250
Codexis, Inc. (a)	21,294	30,450
Core Molding Technologies, Inc. (a)	5,919	72,034
Cytec Industries, Inc.	39,374	3,911,807
E.I. du Pont de Nemours & Co.	1,061,012	73,538,742
Eastman Chemical Co.	171,271	15,116,378
Ecolab, Inc.	314,748	34,367,334
Ferro Corp. (a)	111,135	1,422,528
Flotek Industries, Inc. (a)(d)	68,404	1,941,306
FMC Corp.	155,683	11,919,090
FutureFuel Corp.	31,043	533,319
H.B. Fuller Co.	56,146	2,685,463
Hawkins, Inc.	5,329	192,430
Huntsman Corp.	203,808	5,439,636
Innophos Holdings, Inc.	26,761	1,404,953
Innospec, Inc.	50,796	2,142,067
International Flavors & Fragrances, Inc.	91,400	9,072,364
Intrepid Potash, Inc. (a)(d)	76,176	1,234,813
KMG Chemicals, Inc.	10,303	165,878
Koppers Holdings, Inc.	22,254	808,710
Kraton Performance Polymers, Inc. (a)	33,124	823,794
Kronos Worldwide, Inc.	25,586	386,093
Landec Corp. (a)	25,874	310,747
LSB Industries, Inc. (a)(d)	18,952	723,208
LyondellBasell Industries NV Class A	491,531	48,941,742
Marrone Bio Innovations, Inc. (d)	5,712	62,089
Metabolix, Inc. (a)(d)	41,636	34,158
Minerals Technologies, Inc.	52,154	3,233,548
Monsanto Co.	604,368	73,642,241
NewMarket Corp.	12,456	4,876,649
Olin Corp. (d)	81,888	2,231,448
OM Group, Inc.	32,193	991,544
OMNOVA Solutions, Inc. (a)	52,644	498,012
Penford Corp. (a)	6,469	77,499
PolyOne Corp.	103,882	4,168,785
PPG Industries, Inc.	157,814	31,816,881
Praxair, Inc.	334,076	44,178,210
Quaker Chemical Corp.	14,473	1,071,436
Rockwood Holdings, Inc.	88,136	6,730,946
RPM International, Inc.	164,614	7,089,925
Senomyx, Inc. (a)(d)	49,192	337,457
Sensient Technologies Corp.	58,886	3,226,953
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	96,888	$ 19,824,254
Sigma Aldrich Corp.	138,003	13,597,436
Stepan Co.	25,296	1,353,842
Taminco Corp. (a)	29,142	621,016
The Dow Chemical Co.	1,397,346	72,829,674
The Mosaic Co.	389,604	19,476,304
The Scotts Miracle-Gro Co. Class A	51,798	3,105,290
Tredegar Corp.	24,439	519,329
Tronox Ltd. Class A	73,931	1,964,347
Valhi, Inc.	16,022	91,966
Valspar Corp.	93,904	7,010,873
W.R. Grace & Co. (a)	88,375	8,137,570
Westlake Chemical Corp.	47,548	3,844,256
Zep, Inc.	26,320	460,600
		650,608,368
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	6,073,202
Headwaters, Inc. (a)	105,333	1,361,956
Martin Marietta Materials, Inc. (d)	56,358	6,920,762
Texas Industries, Inc. (a)(d)	24,169	2,075,875
U.S. Concrete, Inc. (a)(d)	16,515	405,608
Vulcan Materials Co.	141,037	8,599,026
		25,436,429
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	207,506
Aptargroup, Inc.	80,686	5,372,881
Avery Dennison Corp.	106,008	5,374,606
Ball Corp.	162,242	9,792,927
Bemis Co., Inc.	120,781	5,001,541
Berry Plastics Group, Inc. (a)	94,779	2,237,732
Crown Holdings, Inc. (a)	150,108	7,332,776
Graphic Packaging Holding Co. (a)	377,519	4,148,934
Greif, Inc. Class A	37,275	2,035,961
MeadWestvaco Corp.	211,721	8,591,638
Myers Industries, Inc.	25,717	546,486
Owens-Illinois, Inc. (a)	185,599	6,167,455
Packaging Corp. of America	107,024	7,401,780
Rock-Tenn Co. Class A	80,530	8,135,946
Sealed Air Corp.	219,080	7,214,304
Silgan Holdings, Inc.	56,230	2,745,711
Sonoco Products Co.	108,130	4,567,411
UFP Technologies, Inc. (a)	2,454	59,632
		86,935,227
Metals & Mining - 0.6%
A.M. Castle & Co. (a)(d)	36,860	444,900
AK Steel Holding Corp. (a)(d)	147,513	902,780
Alcoa, Inc.	1,342,583	18,272,555
Allegheny Technologies, Inc.	125,307	5,146,358
Allied Nevada Gold Corp. (a)(d)	93,899	259,161
Ampco-Pittsburgh Corp.	10,414	224,838

	Shares	Value
Carpenter Technology Corp.	60,383	$ 3,773,334
Century Aluminum Co. (a)	60,542	826,398
Cliffs Natural Resources, Inc. (d)	173,039	2,713,252
Coeur d'Alene Mines Corp. (a)	146,764	1,003,866
Commercial Metals Co.	130,792	2,321,558
Compass Minerals International, Inc.	41,066	3,818,727
Comstock Mining, Inc. (a)(d)	56,723	96,429
Freeport-McMoRan Copper & Gold, Inc.	1,199,519	40,843,622
Friedman Industries	2,001	16,488
General Moly, Inc. (a)(d)	60,513	61,723
Globe Specialty Metals, Inc.	70,310	1,405,497
Gold Resource Corp.	44,371	194,345
Golden Minerals Co. (a)(d)	71,014	41,948
Handy & Harman Ltd. (a)	5,646	124,268
Haynes International, Inc.	12,361	656,369
Hecla Mining Co. (d)	336,707	932,678
Horsehead Holding Corp. (a)(d)	61,719	1,023,301
Kaiser Aluminum Corp.	23,771	1,627,600
Materion Corp.	22,336	761,434
McEwen Mining, Inc. (a)(d)	267,762	581,044
Mines Management, Inc. (a)(d)	24,109	23,627
Molycorp, Inc. (a)(d)	202,465	560,828
Newmont Mining Corp.	573,311	13,123,089
Noranda Aluminium Holding Corp.	73,305	230,178
Nucor Corp.	358,872	18,169,689
Olympic Steel, Inc.	12,703	300,553
Paramount Gold & Silver Corp. (a)(d)	159,171	146,628
Reliance Steel & Aluminum Co.	95,402	6,864,174
Royal Gold, Inc.	79,101	4,961,215
RTI International Metals, Inc. (a)	27,976	750,316
Schnitzer Steel Industries, Inc. Class A	20,284	505,477
Silver Bull Resources, Inc. (a)(d)	60,971	16,767
Solitario Exploration & Royalty Corp. (a)	18,115	21,738
Steel Dynamics, Inc.	277,791	4,797,451
Stillwater Mining Co. (a)(d)	124,032	2,084,978
SunCoke Energy, Inc. (a)	69,275	1,391,042
Synalloy Corp.	8,615	134,997
Timberline Resources Corp. (a)	18,994	2,108
U.S. Antimony Corp. (a)(d)	24,962	41,936
U.S. Silica Holdings, Inc.	63,033	3,187,579
United States Steel Corp. (d)	162,680	3,748,147
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	200,702
Walter Energy, Inc. (d)	65,194	318,147
Worthington Industries, Inc.	60,686	2,445,646
		152,101,485
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	37,823	989,450
Clearwater Paper Corp. (a)	22,216	1,378,947
Deltic Timber Corp.	13,533	829,032
Domtar Corp.	36,405	3,308,486
International Paper Co.	499,195	23,776,658
Kapstone Paper & Packaging Corp. (a)	106,018	3,079,823
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Louisiana-Pacific Corp. (a)(d)	160,954	$ 2,285,547
Mercer International, Inc. (SBI) (a)	27,495	243,056
Neenah Paper, Inc.	17,276	842,723
P.H. Glatfelter Co.	45,036	1,185,348
Resolute Forest Products (a)	124,589	1,865,097
Schweitzer-Mauduit International, Inc.	39,736	1,656,196
Verso Paper Corp. (a)(d)	23,529	58,587
Wausau-Mosinee Paper Corp.	73,993	787,286
		42,286,236
TOTAL MATERIALS		957,367,745
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (a)(d)	89,195	670,746
Alaska Communication Systems Group, Inc. (a)	135,810	244,458
AT&T, Inc.	5,998,203	212,756,260
Atlantic Tele-Network, Inc.	16,949	946,093
Cbeyond, Inc. (a)	59,758	589,811
CenturyLink, Inc.	676,308	25,476,522
Cincinnati Bell, Inc. (a)	198,209	782,926
Cogent Communications Group, Inc.	64,769	2,375,079
Consolidated Communications Holdings, Inc.	59,983	1,224,853
Elephant Talk Communication, Inc. (a)(d)	63,184	57,497
Enventis Corp.	2,523	34,464
FairPoint Communications, Inc. (a)(d)	43,838	618,116
Frontier Communications Corp. (d)	1,171,656	6,783,888
General Communications, Inc. Class A (a)	33,964	385,152
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	327,786
IDT Corp. Class B	44,765	742,204
inContact, Inc. (a)(d)	42,838	362,838
Inteliquent, Inc.	28,172	422,017
Intelsat SA (a)(d)	20,815	403,603
Iridium Communications, Inc. (a)(d)	61,404	486,320
Level 3 Communications, Inc. (a)	197,354	8,614,502
Lumos Networks Corp.	15,837	238,822
ORBCOMM, Inc. (a)(d)	36,232	231,160
Premiere Global Services, Inc. (a)	64,433	838,273
Straight Path Communications, Inc. Class B (a)	22,382	211,958
Towerstream Corp. (a)(d)	39,383	76,403
TW Telecom, Inc. (a)	182,316	5,978,142
Verizon Communications, Inc.	4,773,227	238,470,421
Vonage Holdings Corp. (a)	198,077	752,693
Windstream Holdings, Inc. (d)	719,900	6,889,443
xG Technology, Inc. (a)	1,492	2,880
		517,995,330

	Shares	Value
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	15,589	$ 106,317
Leap Wireless International, Inc. rights	51,525	129,843
NII Holdings, Inc. (a)(d)	160,624	80,312
NTELOS Holdings Corp.	10,948	137,178
RingCentral, Inc. (d)	5,211	63,418
SBA Communications Corp. Class A (a)	144,863	14,703,595
Shenandoah Telecommunications Co. (d)	22,919	632,794
Sprint Corp. (a)	1,006,054	9,607,816
T-Mobile U.S., Inc. (a)	293,811	10,086,532
Telephone & Data Systems, Inc.	127,836	3,542,336
U.S. Cellular Corp. (d)	27,310	1,172,965
USA Mobility, Inc.	43,148	665,342
		40,928,448
TOTAL TELECOMMUNICATION SERVICES		558,923,778
UTILITIES - 3.1%
Electric Utilities - 1.6%
Allete, Inc.	47,344	2,351,576
American Electric Power Co., Inc.	550,339	29,360,586
Cleco Corp.	77,341	4,024,052
Duke Energy Corp.	818,074	58,148,700
Edison International	374,884	20,671,104
El Paso Electric Co.	52,601	2,004,624
Empire District Electric Co.	52,048	1,249,672
Entergy Corp.	202,407	15,265,536
Exelon Corp.	984,228	36,249,117
FirstEnergy Corp.	479,044	16,201,268
Genie Energy Ltd. Class B (a)	11,430	89,611
Great Plains Energy, Inc.	172,510	4,390,380
Hawaiian Electric Industries, Inc. (d)	141,071	3,392,758
IDACORP, Inc.	64,805	3,553,258
ITC Holdings Corp.	194,232	7,108,891
MGE Energy, Inc.	45,573	1,710,810
NextEra Energy, Inc.	500,296	48,708,819
Northeast Utilities	387,317	17,584,192
NRG Yield, Inc. Class A	38,525	1,807,208
OGE Energy Corp.	236,316	8,679,887
Otter Tail Corp. (d)	43,707	1,249,146
Pepco Holdings, Inc.	313,266	8,677,468
Pinnacle West Capital Corp.	111,381	6,172,735
PNM Resources, Inc.	88,029	2,505,305
Portland General Electric Co.	105,772	3,497,880
PPL Corp.	706,226	24,781,470
Southern Co.	1,013,845	44,386,134
UIL Holdings Corp.	67,226	2,485,345
Unitil Corp.	19,695	659,389
UNS Energy Corp.	49,000	2,967,930
Westar Energy, Inc.	158,635	5,718,792
Xcel Energy, Inc.	551,741	16,971,553
		402,625,196
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	$ 7,737,431
Atmos Energy Corp.	111,091	5,565,659
Chesapeake Utilities Corp.	10,363	677,844
Delta Natural Gas Co., Inc.	3,078	60,667
Gas Natural, Inc.	8,386	87,969
Laclede Group, Inc.	39,614	1,849,182
National Fuel Gas Co.	95,902	7,192,650
New Jersey Resources Corp.	42,760	2,352,228
Northwest Natural Gas Co.	34,699	1,570,824
ONE Gas, Inc.	57,154	2,093,551
Piedmont Natural Gas Co., Inc. (d)	100,435	3,594,569
Questar Corp.	223,693	5,384,291
South Jersey Industries, Inc.	34,725	1,997,382
Southwest Gas Corp.	59,138	3,096,466
UGI Corp.	117,609	5,724,030
WGL Holdings, Inc.	56,924	2,308,268
		51,293,011
Independent Power and Renewable - 0.0%
Ormat Technologies, Inc.	29,840	888,635
Pattern Energy Group, Inc.	42,287	1,283,410
U.S. Geothermal, Inc. (a)	163,207	105,334
		2,277,379
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	24,722	59,333
Black Hills Corp.	46,600	2,687,422
Calpine Corp. (a)	397,038	9,258,926
Dynegy, Inc. (a)	119,122	4,014,411
NRG Energy, Inc.	357,912	12,755,984
The AES Corp.	753,024	10,617,638
		39,393,714
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,552,027
Ameren Corp.	265,803	10,459,348
Avista Corp.	75,556	2,365,658
CenterPoint Energy, Inc.	475,745	11,474,969
CMS Energy Corp.	322,535	9,595,416
Consolidated Edison, Inc.	332,313	18,280,538
Dominion Resources, Inc.	672,273	46,359,946
DTE Energy Co.	198,361	15,099,239
Integrys Energy Group, Inc.	96,715	5,608,503
MDU Resources Group, Inc.	236,188	8,002,049
NiSource, Inc.	355,105	13,270,274
NorthWestern Energy Corp.	51,587	2,476,176
PG&E Corp.	528,554	24,244,772
Public Service Enterprise Group, Inc.	572,222	22,293,769
SCANA Corp.	162,365	8,442,980
Sempra Energy	255,054	25,594,669
TECO Energy, Inc.	260,495	4,498,749

	Shares	Value
Vectren Corp.	101,909	$ 4,064,131
Wisconsin Energy Corp.	230,273	10,482,027
		251,165,240
Water Utilities - 0.1%
American States Water Co.	52,884	1,601,328
American Water Works Co., Inc.	245,033	11,911,054
Aqua America, Inc.	225,525	5,723,825
Artesian Resources Corp. Class A	8,755	195,937
Cadiz, Inc. (a)(d)	5,759	46,821
California Water Service Group	51,749	1,141,583
Connecticut Water Service, Inc.	5,010	160,671
Middlesex Water Co.	7,054	144,395
Pure Cycle Corp. (a)(d)	17,116	97,904
SJW Corp.	12,324	333,241
York Water Co.	5,248	106,902
		21,463,661
TOTAL UTILITIES		768,218,201
TOTAL COMMON STOCKS (Cost $16,855,734,413)		24,575,299,799
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 6/26/14 (e) (Cost $6,999,584)	$ 7,000,000	6,999,811
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	131,694,625	131,694,625
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,202,939,025	1,202,939,025
TOTAL MONEY MARKET FUNDS (Cost $1,334,633,650)		1,334,633,650
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $18,197,367,647)		25,916,933,260
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(1,161,110,914)
NET ASSETS - 100%		$ 24,755,822,346
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,056 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 101,455,200	$ 3,957,076
71 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	9,775,280	245,319
67 CME S&P 500 Index Contracts (United States)	June 2014	32,185,125	1,648,590
174 ICE Russell 2000 Index Contracts (United States)	June 2014	19,717,680	502,721
TOTAL EQUITY INDEX CONTRACTS		$ 163,133,285	$ 6,353,706

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,999,811.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,652
Fidelity Securities Lending Cash Central Fund	2,126,960
Total	$ 2,198,612
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,096,776,425	$ 3,096,766,564	$ -	$ 9,861
Consumer Staples	2,084,505,546	2,084,505,546	-	-
Energy	2,402,816,560	2,402,814,326	-	2,234
Financials	4,232,617,704	4,232,611,469	2,862	3,373
Health Care	3,166,993,145	3,166,993,145	-	-
Industrials	2,849,859,118	2,849,859,118	-	-
Information Technology	4,457,221,577	4,457,221,577	-	-
Materials	957,367,745	957,367,745	-	-
Telecommunication Services	558,923,778	558,793,935	-	129,843
Utilities	768,218,201	768,218,201	-	-
U.S. Government and Government Agency Obligations	6,999,811	-	6,999,811	-
Money Market Funds	1,334,633,650	1,334,633,650	-	-
Total Investments in Securities:	$ 25,916,933,260	$ 25,909,785,276	$ 7,002,673	$ 145,311
Derivative Instruments:
Assets
Futures Contracts	$ 6,353,706	$ 6,353,706	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $18,261,787,826. Net unrealized appreciation aggregated $7,655,145,434, of which $8,617,131,613 related to appreciated investment securities and $961,986,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014